UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-21295

JPMorgan Trust I

(Exact name of registrant as specified in charter)

270 Park Avenue

New York, New York 10017

(Address of principal executive offices) (Zip code)

Frank J. Nasta

270 Park Avenue

New York, New York 10017

(Name and Address of Agent for Service)

Registrant’s telephone number, including area code: (800) 480-4111

Date of fiscal year end: June 30

Date of reporting period: March 31, 2013

ITEM 1. SCHEDULE OF INVESTMENTS.

JPMorgan Trust I

Schedule of Portfolio Investments as of March 31, 2013

(Unaudited)

THE “UNAUDITED CERTIFIED MUTUAL FUNDS HOLDINGS” LIST (“the List”) IS TO BE USED FOR REPORTING PURPOSES ONLY. IT IS NOT TO BE REPRODUCED FOR USE AS ADVERTISING OR SALES LITERATURE WITH THE GENERAL PUBLIC. The list is submitted for the general information of the shareholders of the Fund. It is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a prospectus. The list has been created from the books and records of the Fund. Certified holdings are available 60 days after the fund’s fiscal quarter, using a trade date accounting convention, by contacting the appropriate service center. The list is subject to change without notice. The list is for informational purposes only and is not intended as an offer or solicitation with respect to the purchase or sale of any security.

J.P. Morgan Asset Management is the marketing name for the asset management business of JPMorgan Chase & Co. Those businesses include, but are not limited to, J.P. Morgan Investment Management Inc., Security Capital Research & Management Incorporated and J.P. Morgan Alternative Asset Management, Inc.

JPMorgan Distribution Services, Inc.

© JPMorgan Chase & Co., 2013.

JPMorgan Access Balanced Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2013 (Unaudited)

SHARES	SECURITY DESCRIPTION	VALUE ($)
Common Stocks — 13.5%
Consumer Discretionary — 2.3%
	Auto Components — 0.0% (g)
4,400	BorgWarner, Inc. (a)	340,296
2,300	Denso Corp., (Japan)	97,723

		438,019

	Automobiles — 0.1%
3,674	Bayerische Motoren Werke AG, (Germany)	317,941
20,400	Suzuki Motor Corp., (Japan)	457,190
11,200	Toyota Motor Corp., (Japan)	577,537

		1,352,668

	Distributors — 0.0% (g)
6,000	Pool Corp.	288,000

	Diversified Consumer Services — 0.1%
12,230	Anhanguera Educacional Participacoes S.A., (Brazil)	197,726
1,763	Coinstar, Inc. (a)	102,994
7,968	Grand Canyon Education, Inc. (a)	202,308

		503,028

	Hotels, Restaurants & Leisure — 0.5%
31,260	Accor S.A., (France)	1,087,195
3,244	BJ’s Restaurants, Inc. (a)	107,960
8,575	Carnival Corp.	294,123
31,000	Genting Singapore plc, (Singapore)	37,506
28,298	Las Vegas Sands Corp.	1,594,592
3,455	Red Robin Gourmet Burgers, Inc. (a)	157,548
2,300	Starbucks Corp.	131,008
7,923	Texas Roadhouse, Inc.	159,965
1,800	Whitbread plc, (United Kingdom)	70,404
4,700	Wyndham Worldwide Corp.	303,056
16,019	Yum! Brands, Inc.	1,152,407

		5,095,764

	Household Durables — 0.2%
4,321	Harman International Industries, Inc.	192,846
27,648	Lennar Corp., Class A	1,146,839
5,576	MDC Holdings, Inc.	204,361
18,800	Newell Rubbermaid, Inc.	490,680
4,229	Tempur-Pedic International, Inc. (a)	209,885

		2,244,611

	Internet & Catalog Retail — 0.0% (g)
71,700	Ocado Group plc, (United Kingdom) (a)	172,132

	Media — 0.6%
58,860	British Sky Broadcasting Group plc, (United Kingdom)	791,131
101,625	Cablevision Systems Corp., Class A	1,520,310
16,400	Comcast Corp., Class A	688,964
8,500	Discovery Communications, Inc., Class C (a)	591,090
10,421	E.W. Scripps Co., Class A (a)	125,365
2,643	Morningstar, Inc.	184,798
9,400	National CineMedia, Inc.	148,332
300	New York Times Co. (The), Class A (a)	2,940
4,200	Scripps Networks Interactive, Inc., Class A	270,228
10,740	SES (Luxembourg), FDR	336,845
45,250	Societe Television Francaise 1, (France)	507,655
1,500	Time Warner Cable, Inc.	144,090
3,250	Virgin Media, Inc.	159,152
30,837	Walt Disney Co. (The)	1,751,542

		7,222,442

	Multiline Retail — 0.1%
88,100	Marks & Spencer Group plc, (United Kingdom)	522,447
1,900	Nordstrom, Inc.	104,937
3,725	Target Corp.	254,976

		882,360

	Specialty Retail — 0.5%
15,827	Bed Bath & Beyond, Inc. (a)	1,019,575
10,536	Chico’s FAS, Inc.	177,005
30,390	Foot Locker, Inc.	1,040,554
9,000	GNC Holdings, Inc., Class A	353,520
6,801	Hennes & Mauritz AB, (Sweden), Class B	243,572
7,700	Home Depot, Inc. (The)	537,306
5,223	Monro Muffler Brake, Inc.	207,405
3,200	O’Reilly Automotive, Inc. (a)	328,160
10,900	Sally Beauty Holdings, Inc. (a)	320,242
3,875	Signet Jewelers Ltd., (Bermuda)	259,625
9,200	Tiffany & Co.	639,768
2,400	Tractor Supply Co.	249,912
3,055	Zumiez, Inc. (a)	69,959

		5,446,603

	Textiles, Apparel & Luxury Goods — 0.2%
6,130	Adidas AG, (Germany)	637,209
14,100	Burberry Group plc, (United Kingdom)	285,454
743,000	China Hongxing Sports Ltd., (China) (a) (i)	68,888
5,674	Cie Financiere Richemont S.A., (Switzerland), Class A	446,724

JPMorgan Access Balanced Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2013 (Unaudited) (continued)

SHARES	SECURITY DESCRIPTION	VALUE ($)
Common Stocks — Continued
	Textiles, Apparel & Luxury Goods — Continued
11,925	Coach, Inc.	596,130
7,000	Hanesbrands, Inc. (a)	318,920
1,200	NIKE, Inc., Class B	70,812

		2,424,137

	Total Consumer Discretionary	26,069,764

Consumer Staples — 1.5%
	Beverages — 0.5%
4,070	Anheuser-Busch InBev N.V., (Belgium)	404,629
5,500	Beam, Inc.	349,470
4,700	Carlsberg A/S, (Denmark), Class B	458,222
16,294	Coca-Cola Amatil Ltd., (Australia)	247,762
18,422	Coca-Cola Co. (The)	744,986
15,735	Cott Corp., (Canada)	159,238
13,300	Diageo plc, (United Kingdom)	419,090
19,468	PepsiCo, Inc.	1,540,113
4,406	Pernod-Ricard S.A., (France)	549,154
10,000	SABMiller plc, (United Kingdom)	527,458

		5,400,122

	Food & Staples Retailing — 0.3%
33,810	Carrefour S.A., (France)	926,166
25,610	Distribuidora Internacional de Alimentacion S.A., (Spain)	177,743
34,070	Koninklijke Ahold N.V., (Netherlands)	522,303
251,380	Tesco plc, (United Kingdom)	1,461,305
4,015	United Natural Foods, Inc. (a)	197,538

		3,285,055

	Food Products — 0.6%
18,000	Ajinomoto Co., Inc., (Japan)	264,668
24,002	Danone S.A., (France)	1,671,230
33,746	General Mills, Inc.	1,664,015
3,200	Hershey Co. (The)	280,096
22,000	Nestle S.A., (Switzerland)	1,592,242
2,751	Sanderson Farms, Inc.	150,260
4,186	Tootsie Roll Industries, Inc.	125,211
1,842	TreeHouse Foods, Inc. (a)	120,006
5,900	Unilever plc, (United Kingdom)	249,553
12,510	Unilever plc, (United Kingdom), ADR	528,422

		6,645,703

	Household Products — 0.0% (g)
4,100	Church & Dwight Co., Inc.	264,983
1,400	Reckitt Benckiser Group plc, (United Kingdom)	100,517

		365,500

	Personal Products — 0.1%
5,720	Beiersdorf AG, (Germany)	528,667
2,225	L’Oreal S.A., (France)	353,004

		881,671

	Tobacco — 0.0% (g)
5,814	Imperial Tobacco Group plc, (United Kingdom)	203,346
3,500	Philip Morris International, Inc.	324,485

		527,831

	Total Consumer Staples	17,105,882

Energy — 1.8%
	Energy Equipment & Services — 0.6%
25,915	Cameron International Corp. (a)	1,689,658
28,358	Cie Generale de Geophysique-Veritas, (France) (a)	639,587
1,500	Dril-Quip, Inc. (a)	130,755
5,300	Ensco plc, (United Kingdom), Class A	318,000
10,325	Halliburton Co.	417,233
2,590	Lufkin Industries, Inc.	171,950
15,100	Petroleum Geo-Services ASA, (Norway)	234,224
10,204	Precision Drilling Corp., (Canada)	94,183
35,105	Schlumberger Ltd.	2,629,014
5,777	Seadrill Ltd., (Bermuda)	210,533
32,590	Trican Well Service Ltd., (Canada)	478,015
2,100	Unit Corp. (a)	95,655

		7,108,807

	Oil, Gas & Consumable Fuels — 1.2%
10,700	BG Group plc, (United Kingdom)	184,126
36,000	Cameco Corp., (Canada)	748,080
10,400	Cenovus Energy, Inc., (Canada)	322,096
2,400	Chevron Corp.	285,168
5,000	China Shenhua Energy Co., Ltd., (China), Class H	18,243
9,513	Cloud Peak Energy, Inc. (a)	178,654
3,200	Cobalt International Energy, Inc. (a)	90,240
2,150	Concho Resources, Inc. (a)	209,474
15,500	Denbury Resources, Inc. (a)	289,075
61,540	Encana Corp., (Canada)	1,197,568
29,388	Hess Corp.	2,104,475
4,600	Kinder Morgan, Inc.	177,928
4,925	Noble Energy, Inc.	569,626
58,040	Petroleo Brasileiro S.A., (Brazil), ADR	1,053,426
28,440	Phillips 66	1,989,947
4,500	Royal Dutch Shell plc, (Netherlands), Class A, ADR	293,220
7,100	Southwestern Energy Co. (a)	264,546

JPMorgan Access Balanced Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2013 (Unaudited) (continued)

SHARES	SECURITY DESCRIPTION	VALUE ($)
Common Stocks — Continued
	Oil, Gas & Consumable Fuels — Continued
107,800	Talisman Energy, Inc., (Canada)	1,317,986
6,000	Whiting Petroleum Corp. (a)	305,040
43,036	Williams Cos., Inc. (The)	1,612,129

		13,211,047

	Total Energy	20,319,854

Financials — 1.4%
	Capital Markets — 0.3%
1,460	BlackRock, Inc.	375,045
7,100	Carlyle Group LP (The)	214,775
10,700	Charles Schwab Corp. (The)	189,283
3,975	Goldman Sachs Group, Inc. (The)	584,921
3,617	Greenhill & Co., Inc.	193,075
52,153	Invesco Ltd.	1,510,351
5,264	Stifel Financial Corp. (a)	182,503
4,663	Waddell & Reed Financial, Inc., Class A	204,146

		3,454,099

	Commercial Banks — 0.4%
447,426	Bank of China Ltd., (China), Class H	208,170
6,377	Bank of the Ozarks, Inc.	282,820
19,800	Barclays plc, (United Kingdom)	88,096
5,384	BNP Paribas S.A., (France)	276,832
35,000	BOC Hong Kong Holdings Ltd., (Hong Kong)	117,062
41,113	DBS Group Holdings Ltd., (Singapore)	532,118
13,733	Glacier Bancorp, Inc.	260,652
130,454	HSBC Holdings plc, (United Kingdom)	1,391,890
9,100	ICICI Bank Ltd., (India), ADR	390,390
19,173	Standard Chartered plc, (United Kingdom)	497,848
1,600	Sumitomo Mitsui Financial Group, Inc., (Japan)	65,640

		4,111,518

	Consumer Finance — 0.0% (g)
3,100	First Cash Financial Services, Inc. (a)	180,854
1,570	Portfolio Recovery Associates, Inc. (a)	199,264

		380,118

	Diversified Financial Services — 0.3%
99,949	Bank of America Corp.	1,217,379
7,275	CME Group, Inc.	446,612
2,300	IntercontinentalExchange, Inc. (a)	375,061
4,600	McGraw-Hill Cos., Inc. (The)	239,568
14,700	NASDAQ OMX Group, Inc. (The)	474,810

		2,753,430

	Insurance — 0.3%
1,000	ACE Ltd., (Switzerland)	88,970
32,070	Admiral Group plc, (United Kingdom)	650,707
3,300	Aflac, Inc.	171,666
126,800	AIA Group Ltd., (Hong Kong)	557,505
1,400	Aon plc, (United Kingdom)	86,100
13,800	Assured Guaranty Ltd., (Bermuda)	284,418
9,000	Axis Capital Holdings Ltd., (Bermuda)	374,580
7,275	Marsh & McLennan Cos., Inc.	276,232
6,400	Progressive Corp. (The)	161,728
7,500	RenaissanceRe Holdings Ltd., (Bermuda)	689,925
12,902	Sampo OYJ, (Finland), Class A	497,618

		3,839,449

	Real Estate Investment Trusts (REITs) — 0.1%
4,750	American Tower Corp.	365,370
4,429	Colony Financial, Inc.	98,324
7,325	LaSalle Hotel Properties	185,908
11,971	Redwood Trust, Inc.	277,488

		927,090

	Real Estate Management & Development — 0.0% (g)
2,200	Jones Lang LaSalle, Inc.	218,702
3,200	Sun Hung Kai Properties Ltd., (Hong Kong)	43,183
53,400	Swire Properties Ltd., (Hong Kong)	189,919

		451,804

	Total Financials	15,917,508

Health Care — 1.4%
	Biotechnology — 0.4%
7,700	Ariad Pharmaceuticals, Inc. (a)	139,293
18,502	Celgene Corp. (a)	2,144,567
3,279	Cepheid, Inc. (a)	125,815
27,650	Gilead Sciences, Inc. (a)	1,352,914
6,500	Ironwood Pharmaceuticals, Inc. (a)	118,885
23,000	Seattle Genetics, Inc. (a)	816,730

		4,698,204

	Health Care Equipment & Supplies — 0.2%
2,584	Analogic Corp.	204,188
26,400	Boston Scientific Corp. (a)	206,184
2,498	Cie Generale d’Optique Essilor International S.A., (France)	277,968
10,965	DexCom, Inc. (a)	183,335
10,740	GN Store Nord A/S, (Denmark)	191,252
4,848	Mindray Medical International Ltd., (China), ADR	193,629

JPMorgan Access Balanced Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2013 (Unaudited) (continued)

SHARES	SECURITY DESCRIPTION	VALUE ($)
Common Stocks — Continued
	Health Care Equipment & Supplies — Continued
264,000	Shandong Weigao Group Medical Polymer Co. Ltd., (China), Class H	239,205
928	Sonova Holding AG, (Switzerland) (a)	111,447
4,700	Sysmex Corp., (Japan)	286,359
2,626	Teleflex, Inc.	221,923

		2,115,490

	Health Care Providers & Services — 0.3%
5,300	Catamaran Corp. (a)	281,059
8,950	DaVita HealthCare Partners, Inc. (a)	1,061,380
9,350	Express Scripts Holding Co. (a)	539,027
39,332	Health Management Associates, Inc., Class A (a)	506,203
67,010	Life Healthcare Group Holdings Ltd., (South Africa)	252,145
75,990	Sonic Healthcare Ltd., (Australia)	1,105,718
2,675	UnitedHealth Group, Inc.	153,037

		3,898,569

	Health Care Technology — 0.1%
2,324	athenahealth, Inc. (a)	225,521
4,300	Cerner Corp. (a)	407,425
7,292	HMS Holdings Corp. (a)	197,978

		830,924

	Life Sciences Tools & Services — 0.1%
2,400	Agilent Technologies, Inc.	100,728
3,800	Illumina, Inc. (a)	205,200
5,770	Lonza Group AG, (Switzerland) (a)	375,146
22,810	QIAGEN N.V., (Netherlands) (a)	476,227

		1,157,301

	Pharmaceuticals — 0.3%
4,275	Allergan, Inc.	477,218
3,855	Bayer AG, (Germany)	398,399
16,950	Bristol-Myers Squibb Co.	698,171
5,326	Novartis AG, (Switzerland)	379,594
7,165	Novo Nordisk A/S, (Denmark), Class B	1,154,870
802	Roche Holding AG, (Switzerland)	186,965
5,000	Salix Pharmaceuticals Ltd. (a)	255,900

		3,551,117

	Total Health Care	16,251,605

Industrials — 2.0%
	Aerospace & Defense — 0.3%
19,179	Boeing Co. (The)	1,646,517
23,750	CAE, Inc., (Canada)	232,158
2,000	L-3 Communications Holdings, Inc.	161,840
3,900	Rockwell Collins, Inc.	246,168
1,700	TransDigm Group, Inc.	259,964
4,900	United Technologies Corp.	457,807

		3,004,454

	Air Freight & Logistics — 0.0% (g)
450	FedEx Corp.	44,190

	Airlines — 0.1%
22,680	Ryanair Holdings plc, (Ireland), ADR	947,571
5,855	U.S. Airways Group, Inc. (a)	99,359

		1,046,930

	Building Products — 0.2%
5,418	Assa Abloy AB, (Sweden), Class B	221,491
49,974	Fortune Brands Home & Security, Inc. (a)	1,870,527

		2,092,018

	Commercial Services & Supplies — 0.1%
6,525	Clean Harbors, Inc. (a)	379,037
7,322	Iron Mountain, Inc.	265,862
3,800	Republic Services, Inc.	125,400
2,400	Stericycle, Inc. (a)	254,832

		1,025,131

	Construction & Engineering — 0.0% (g)
7,800	URS Corp.	369,798

	Electrical Equipment — 0.2%
6,100	AMETEK, Inc.	264,496
8,775	Eaton Corp. plc, (Ireland)	537,469
2,500	Emerson Electric Co.	139,675
5,010	Franklin Electric Co., Inc.	168,186
7,230	Nexans S.A., (France)	332,643
11,880	Prysmian S.p.A., (Italy)	245,104
5,676	Schneider Electric S.A., (France)	415,075

		2,102,648

	Industrial Conglomerates — 0.2%
500	3M Co.	53,155
5,250	Danaher Corp.	326,287
8,400	General Electric Co.	194,208
1,495	Raven Industries, Inc.	50,247
11,970	Siemens AG, (Germany)	1,290,350

		1,914,247

	Machinery — 0.5%
1,414	Andritz AG, (Austria)	95,179
3,050	Caterpillar, Inc.	265,259
5,834	Colfax Corp. (a)	271,514
9,200	FANUC Corp., (Japan)	1,416,529

JPMorgan Access Balanced Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2013 (Unaudited) (continued)

SHARES	SECURITY DESCRIPTION	VALUE ($)
Common Stocks — Continued
	Machinery — Continued
2,300	IDEX Corp.	122,866
900	Illinois Tool Works, Inc.	54,846
3,900	Nordson Corp.	257,205
2,600	Pall Corp.	177,762
2,100	SMC Corp., (Japan)	407,794
1,450	Stanley Black & Decker, Inc.	117,407
8,610	Titan International, Inc.	181,499
4,800	WABCO Holdings, Inc. (a)	338,832
966	Wabtec Corp.	98,638
6,880	Westport Innovations, Inc., (Canada) (a)	203,029
49,946	Xylem, Inc.	1,376,512

		5,384,871

	Marine — 0.0% (g)
3,890	D/S Norden A/S, (Denmark)	125,425
14,560	Diana Shipping, Inc., (Greece) (a)	155,210
41,400	Mitsui OSK Lines Ltd., (Japan)	136,996
61,000	Nippon Yusen KK, (Japan)	157,222
210,000	Pacific Basin Shipping Ltd., (Hong Kong)	125,072

		699,925

	Professional Services — 0.2%
8,500	Adecco S.A., (Switzerland) (a)	466,210
4,776	Advisory Board Co. (The) (a)	250,835
4,150	Corporate Executive Board Co. (The)	241,364
3,400	Equifax, Inc.	195,806
3,000	IHS, Inc., Class A (a)	314,160
27,900	Nielsen Holdings N.V.	999,378

		2,467,753

	Road & Rail — 0.1%
800	Canadian Pacific Railway Ltd., (Canada)	104,376
2,750	Kansas City Southern	304,975
3,374	Landstar System, Inc.	192,622
2,875	Norfolk Southern Corp.	221,605
700	Union Pacific Corp.	99,687

		923,265

	Trading Companies & Distributors — 0.1%
2,590	Brenntag AG, (Germany)	404,991
4,300	Mitsubishi Corp., (Japan)	80,985
6,800	MRC Global, Inc. (a)	223,924
1,050	W.W. Grainger, Inc.	236,229

		946,129

	Transportation Infrastructure — 0.0% (g)
29,480	Groupe Eurotunnel S.A., (France)	235,017

	Total Industrials	22,256,376

Information Technology — 2.0%
	Communications Equipment — 0.1%
7,540	Aruba Networks, Inc. (a)	186,540
8,061	Ixia (a)	174,440
4,827	NETGEAR, Inc. (a)	161,753
3,400	QUALCOMM, Inc.	227,630

		750,363

	Computers & Peripherals — 0.2%
3,640	Apple, Inc.	1,611,173
3,594	Gemalto N.V., (Netherlands)	313,746

		1,924,919

	Electronic Equipment, Instruments & Components — 0.2%
6,600	Hamamatsu Photonics KK, (Japan)	261,813
61,000	Hitachi Ltd., (Japan)	356,119
12,675	Jabil Circuit, Inc.	234,234
1,980	Keyence Corp., (Japan)	608,333
3,300	Murata Manufacturing Co., Ltd., (Japan)	249,512
3,900	National Instruments Corp.	127,725
2,300	Premier Farnell plc, (United Kingdom)	7,802
3,400	TE Connectivity Ltd., (Switzerland)	142,562
6,000	Trimble Navigation Ltd. (a)	179,760

		2,167,860

	Internet Software & Services — 0.1%
800	Google, Inc., Class A (a)	635,224
21,300	Tencent Holdings Ltd., (China)	681,272
7,600	VeriSign, Inc. (a)	359,328

		1,675,824

	IT Services — 0.5%
1,250	Accenture plc, (Ireland), Class A	94,962
3,500	Alliance Data Systems Corp. (a)	566,615
50,940	Amdocs Ltd.	1,846,575
5,470	Cap Gemini S.A., (France)	249,266
2,800	FleetCor Technologies, Inc. (a)	214,676
7,850	Gartner, Inc. (a)	427,118
10,350	Genpact Ltd.	188,267
4,600	Global Payments, Inc.	228,436
2,700	International Business Machines Corp.	575,910
6,400	Jack Henry & Associates, Inc.	295,744
11,700	NeuStar, Inc., Class A (a)	544,401
3,200	Teradata Corp. (a)	187,232
12,700	Vantiv, Inc., Class A (a)	301,498
1,300	Visa, Inc., Class A	220,792
9,560	Wirecard AG, (Germany)	264,859

		6,206,351

JPMorgan Access Balanced Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2013 (Unaudited) (continued)

SHARES	SECURITY DESCRIPTION	VALUE ($)
Common Stocks — Continued
	Semiconductors & Semiconductor Equipment — 0.6%
7,000	Altera Corp.	248,290
7,774	ASML Holding N.V., (Netherlands)	525,783
106,740	Atmel Corp. (a)	742,910
30,706	Avago Technologies Ltd., (Singapore)	1,102,960
47,054	Broadcom Corp., Class A	1,631,362
4,736	Cavium, Inc. (a)	183,804
6,293	Cirrus Logic, Inc. (a)	143,166
3,800	KLA-Tencor Corp.	200,412
7,300	Maxim Integrated Products, Inc.	238,345
3,354	Power Integrations, Inc.	145,597
993	Samsung Electronics Co., Ltd., (South Korea), GDR	387,556
10,600	Sumco Corp., (Japan)	120,621
5,100	Texas Instruments, Inc.	180,948
16,100	Tokyo Electron Ltd., (Japan)	686,895

		6,538,649

	Software — 0.3%
2,125	ANSYS, Inc. (a)	173,018
3,200	Check Point Software Technologies Ltd., (Israel) (a)	150,368
4,100	Citrix Systems, Inc. (a)	295,856
2,390	CommVault Systems, Inc. (a)	195,932
5,300	Informatica Corp. (a)	182,691
3,500	MICROS Systems, Inc. (a)	159,285
7,000	Microsoft Corp.	200,270
54,170	Oracle Corp.	1,751,858
1,452	SAP AG, (Germany)	116,780
2,700	SolarWinds, Inc. (a)	159,570
4,600	Solera Holdings, Inc.	268,318
4,800	Trend Micro, Inc., (Japan)	134,773

		3,788,719

	Total Information Technology	23,052,685

Materials — 0.8%
	Chemicals — 0.4%
2,508	Air Liquide S.A., (France)	305,047
2,225	Air Products & Chemicals, Inc.	193,842
2,300	Airgas, Inc.	228,068
2,500	Dow Chemical Co. (The)	79,600
7,000	Ecolab, Inc.	561,260
21,195	Johnson Matthey plc, (United Kingdom)	743,540
1,720	Koninklijke DSM N.V., (Netherlands)	100,229
1,148	Linde AG, (Germany)	213,846
2,496	LSB Industries, Inc. (a)	86,811
5,700	Monsanto Co.	602,091
4,825	Mosaic Co. (The)	287,618
3,900	Shin-Etsu Chemical Co., Ltd., (Japan)	258,659
2,846	Syngenta AG, (Switzerland)	1,190,932
4,960	Umicore S.A., (Belgium)	233,298

		5,084,841

	Construction Materials — 0.2%
45,620	CRH plc, (Ireland)	1,009,592
9,410	Holcim Ltd., (Switzerland) (a)	751,634

		1,761,226

	Metals & Mining — 0.2%
4,100	Allegheny Technologies, Inc.	130,011
355,100	Alumina Ltd., (Australia) (a)	412,292
1,900	Barrick Gold Corp., (Canada)	55,811
6,166	BHP Billiton Ltd., (Australia)	210,786
6,346	First Quantum Minerals Ltd., (Canada)	120,692
3,490	Newcrest Mining Ltd., (Australia)	73,060
64,240	Norsk Hydro ASA, (Norway)	279,684
1,800	Nucor Corp.	83,070
3,300	Reliance Steel & Aluminum Co.	234,861
3,300	Rio Tinto plc, (United Kingdom)	155,432

		1,755,699

	Total Materials	8,601,766

Telecommunication Services — 0.3%
	Diversified Telecommunication Services — 0.2%
1,409	Oi S.A., (Brazil), ADR	4,734
81,000	Singapore Telecommunications, Ltd., (Singapore)	234,378
181	Swisscom AG, (Switzerland)	83,826
53,550	Telenor ASA, (Norway)	1,179,069

		1,502,007

	Wireless Telecommunication Services — 0.1%
11,450	SBA Communications Corp., Class A (a)	824,629
12,200	Softbank Corp., (Japan)	562,076

		1,386,705

	Total Telecommunication Services	2,888,712

Utilities — 0.0% (g)
	Gas Utilities — 0.0% (g)
43,560	Hong Kong & China Gas Co., Ltd., (Hong Kong)	127,265
4,066	Northwest Natural Gas Co.	178,172

		305,437

JPMorgan Access Balanced Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2013 (Unaudited) (continued)

SHARES		SECURITY DESCRIPTION	VALUE ($)
Common Stocks — Continued
		Multi-Utilities — 0.0% (g)
22,400		National Grid plc, (United Kingdom)	260,283

		Total Utilities	565,720

		Total Common Stocks (Cost $126,780,560)	153,029,872

Preferred Stock — 0.0%(g)
Telecommunication Services — 0.0% (g)
		Diversified Telecommunication Services — 0.0% (g)
21,345		Oi S.A., (Brazil), ADR (Cost $98,958)	64,889

Investment Companies — 78.2%
		Alternative Assets — 8.9%
3,889,663		Eaton Vance Global Macro Absolute Return Fund, Class I	38,429,871
2,926,669		Invesco Balanced-Risk Allocation Fund, Class Y	37,549,160
1,471,455		PIMCO CommoditiesPLUS Strategy Fund, Institutional Class Shares	16,289,008
57,100		SPDR Gold Shares (a)	8,819,095

		Total Alternative Assets	101,087,134

		Fixed Income — 26.8%
8,164,136		JPMorgan Core Bond Fund, Class R6 Shares (b)	98,051,271
6,979,657		JPMorgan Core Plus Bond Fund, Class R6 Shares (b)	59,257,286
–	(h)	JPMorgan Floating Rate Income Fund, Select Class Shares (b)	–	(h)
4,769,146		JPMorgan High Yield Fund, Class R6 Shares (b)	39,297,759
2,622,416		JPMorgan Inflation Managed Bond Fund, Class R6 Shares (b)	28,400,769
3,532,522		JPMorgan Multi-Sector Income Fund, Class R6 Shares (b)	36,102,370
3,681,147		JPMorgan Strategic Income Opportunities Fund, Class R5 Shares (b)	43,952,890

		Total Fixed Income	305,062,345

		International Equity — 18.2%
47,100		iShares MSCI All Country Asia ex Japan Index Fund	2,781,726
1,174,000		iShares MSCI EAFE Index Fund	69,242,520
1,393,016		JPMorgan International Value Fund, Class R6 Shares (b)	18,429,598
772,386		Matthews Pacific Tiger Fund	19,379,158
153,800		SPDR S&P China ETF	10,758,310
1,202,800		Vanguard FTSE Emerging Markets ETF	51,588,092
706,800		Vanguard FTSE European ETF	34,725,084

		Total International Equity	206,904,488

		Money Market — 7.1%
80,227,952		JPMorgan Prime Money Market Fund, Institutional Class Shares, 0.050% (b) (l)	80,227,952

		U.S. Equity — 17.2%
297,300		iShares Core S&P Mid Cap ETF	34,210,311
1,544,736		JPMorgan Large Cap Growth Fund, Class R6 Shares (b)	39,545,233
1,266,970		JPMorgan U.S. Large Cap Core Plus Fund, Class R5 Shares (b)	31,205,463
1,675,979		JPMorgan Value Advantage Fund, Institutional Class Shares (b)	39,955,337
327,300		SPDR S&P 500 ETF Trust	51,238,815

		Total U.S. Equity	196,155,159

		Total Investment Companies (Cost $843,325,257)	889,437,078

PRINCIPAL AMOUNT ($)
Corporate Bonds — 2.0%
Consumer Discretionary — 0.6%
		Auto Components — 0.1%
100,000		Allison Transmission, Inc., 7.125%, 05/15/19 (e)	107,625
200,000		Dana Holding Corp., 6.750%, 02/15/21	219,000
150,000		Goodyear Tire & Rubber Co. (The), 6.500%, 03/01/21	154,688
175,000		Tenneco, Inc., 6.875%, 12/15/20	192,281

			673,594

		Hotels, Restaurants & Leisure — 0.1%
175,000		Ameristar Casinos, Inc., 7.500%, 04/15/21	191,844
175,000		Boyd Acquisition Sub LLC/Boyd Acquisition Finance Corp., 8.375%, 02/15/18 (e)	185,062
200,000		Isle of Capri Casinos, Inc., 8.875%, 06/15/20	217,500
200,000		Pinnacle Entertainment, Inc., 8.750%, 05/15/20	219,750
150,000		Vail Resorts, Inc., 6.500%, 05/01/19	160,969

			975,125

		Media — 0.3%
100,000		Allbritton Communications Co., 8.000%, 05/15/18	108,250
		Cablevision Systems Corp.,
100,000		8.000%, 04/15/20 (m)	112,500

JPMorgan Access Balanced Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2013 (Unaudited) (continued)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE ($)
Corporate Bonds — Continued
	Media — Continued
	CCO Holdings LLC/CCO Holdings Capital Corp.,
100,000	6.500%, 04/30/21 (m)	105,750
150,000	6.625%, 01/31/22 (m)	160,875
	Cequel Communications Holdings I LLC/Cequel Capital Corp.,
150,000	6.375%, 09/15/20 (e)	155,625
36,000	8.625%, 11/15/17 (e) (m)	38,475
125,000	Clear Channel Worldwide Holdings, Inc., 7.625%, 03/15/20	130,469
200,000	CSC Holdings LLC, 6.750%, 11/15/21 (m)	224,250
200,000	Cumulus Media Holdings, Inc., 7.750%, 05/01/19	205,500
200,000	DISH DBS Corp., 6.750%, 06/01/21 (m)	222,000
150,000	Griffey Intermediate, Inc./Griffey Finance Sub LLC, 7.000%, 10/15/20 (e)	153,000
	Hughes Satellite Systems Corp.,
100,000	6.500%, 06/15/19 (m)	109,750
175,000	7.625%, 06/15/21	200,156
100,000	Intelsat Jackson Holdings S.A., (Luxembourg), 7.500%, 04/01/21 (m)	111,250
	Intelsat Luxembourg S.A., (Luxembourg),
100,000	8.125%, 06/01/23 (e)	101,625
200,000	11.250%, 02/04/17	213,000
115,000	11.500%, 02/04/17 (m)	122,130
150,000	Lamar Media Corp., 5.875%, 02/01/22	162,375
150,000	McGraw-Hill Global Education Holdings LLC/McGraw-Hill Global Education Finance, 9.750%, 04/01/21 (e)	148,500
250,000	Production Resource Group, Inc., 8.875%, 05/01/19 (i)	189,375
150,000	Sinclair Television Group, Inc., 5.375%, 04/01/21 (e)	148,875
100,000	Sirius XM Radio, Inc., 5.250%, 08/15/22 (e)	102,250
200,000	Unitymedia Hessen GmbH & Co. KG/Unitymedia NRW GmbH, (Germany), 5.500%, 01/15/23 (e) (m)	205,500
225,000	Videotron Ltd., (Canada), 5.000%, 07/15/22	228,375
150,000	WMG Acquisition Corp., 6.000%, 01/15/21 (e)	157,125
150,000	XM Satellite Radio, Inc., 7.625%, 11/01/18 (e)	165,562

		3,982,542

	Specialty Retail — 0.1%
150,000	AutoNation, Inc., 5.500%, 02/01/20	162,750
150,000	Jo-Ann Stores, Inc., 8.125%, 03/15/19 (e)	156,750
150,000	L Brands, Inc., 5.625%, 02/15/22	159,000
225,000	Michael’s Stores, Inc., 7.750%, 11/01/18	245,812
200,000	Sally Holdings LLC/Sally Capital, Inc., 5.750%, 06/01/22	208,750
100,000	Toys R Us Property Co. II LLC, 8.500%, 12/01/17	105,625

		1,038,687

	Textiles, Apparel & Luxury Goods — 0.0% (g)
125,000	Hanesbrands, Inc., 6.375%, 12/15/20 (m)	136,094
200,000	Levi Strauss & Co., 6.875%, 05/01/22	219,000
250,000	Polymer Group, Inc., 7.750%, 02/01/19	272,500

		627,594

	Total Consumer Discretionary	7,297,542

Consumer Staples — 0.2%
	Beverages — 0.0% (g)
100,000	Cott Beverages, Inc., 8.125%, 09/01/18	109,250

	Food & Staples Retailing — 0.1%
150,000	Ingles Markets, Inc., 8.875%, 05/15/17	157,313
200,000	Stater Bros Holdings, Inc., 7.375%, 11/15/18	213,750
225,000	U.S. Foods, Inc., 8.500%, 06/30/19 (e)	238,781

		609,844

	Food Products — 0.1%
150,000	ARAMARK Corp., 5.750%, 03/15/20 (e) (m)	153,375
125,000	Hawk Acquisition Sub, Inc., 4.250%, 10/15/20 (e) (m)	125,156
200,000	Michael Foods Group, Inc., 9.750%, 07/15/18	222,500
	Pinnacle Foods Finance LLC/Pinnacle Foods Finance Corp.,
100,000	8.250%, 09/01/17	107,438
126,000	9.250%, 04/01/15	126,472

		734,941

	Household Products — 0.0% (g)
	Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC,
150,000	5.750%, 10/15/20 (m)	152,813

JPMorgan Access Balanced Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2013 (Unaudited) (continued)

PRINCIPAL AMOUNT ($)	SECURITY DESCRIPTION	VALUE ($)
Corporate Bonds — Continued
	Household Products — Continued
150,000	8.500%, 05/15/18 (m)	157,687
100,000	9.000%, 04/15/19	105,750

		416,250

	Total Consumer Staples	1,870,285

Energy — 0.2%
	Energy Equipment & Services — 0.1%
150,000	Bristow Group, Inc., 6.250%, 10/15/22	162,000
150,000	Cie Generale de Geophysique-Veritas, (France), 7.750%, 05/15/17	154,500
130,000	FTS International Services LLC/FTS International Bonds, Inc., 8.125%, 11/15/18 (e)	136,175
150,000	Precision Drilling Corp., (Canada), 6.625%, 11/15/20	160,125
225,000	SESI LLC, 6.375%, 05/01/19	241,875
200,000	Unit Corp., 6.625%, 05/15/21	209,500

		1,064,175

	Oil, Gas & Consumable Fuels — 0.1%
150,000	Chaparral Energy, Inc., 8.250%, 09/01/21	169,875
200,000	Linn Energy LLC/Linn Energy Finance Corp., 6.500%, 05/15/19 (m)	209,250
150,000	MarkWest Energy Partners LP/MarkWest Energy Finance Corp., 5.500%, 02/15/23	157,125
200,000	Oasis Petroleum, Inc., 7.250%, 02/01/19	217,000
150,000	PetroBakken Energy Ltd., (Canada), 8.625%, 02/01/20 (e)	153,000
225,000	QEP Resources, Inc., 5.250%, 05/01/23	230,625

		1,136,875

	Total Energy	2,201,050

Financials — 0.1%
	Commercial Banks — 0.0% (g)
250,000	CIT Group, Inc., 5.000%, 08/15/22 (m)	266,947

	Real Estate Investment Trusts (REITs) — 0.1%
150,000	Felcor Lodging LP, 6.750%, 06/01/19	162,750
100,000	Geo Group, Inc. (The), 6.625%, 02/15/21	109,875
225,000	MPT Operating Partnership LP/MPT Finance Corp., 6.875%, 05/01/21	244,125

		516,750

	Total Financials	783,697

Health Care — 0.2%
	Health Care Equipment & Supplies — 0.0% (g)
150,000	Universal Hospital Services, Inc., 7.625%, 08/15/20 (e)	161,250

	Health Care Providers & Services — 0.2%
200,000	DaVita HealthCare Partners, Inc., 6.625%, 11/01/20 (m)	216,625
200,000	Fresenius Medical Care U.S. Finance II, Inc., 5.875%, 01/31/22 (e) (m)	223,250
250,000	HCA Holdings, Inc., 7.750%, 05/15/21 (m)	278,594
150,000	LifePoint Hospitals, Inc., 6.625%, 10/01/20	162,750
200,000	MultiPlan, Inc., 9.875%, 09/01/18 (e)	222,250
	Tenet Healthcare Corp.,
100,000	6.250%, 11/01/18	111,000
100,000	8.000%, 08/01/20	110,375
200,000	Vanguard Health Holding Co. II LLC/Vanguard Holding Co. II, Inc., 8.000%, 02/01/18 (m)	212,750

		1,537,594

	Health Care Technology — 0.0% (g)
175,000	MedAssets, Inc., 8.000%, 11/15/18	191,187

	Pharmaceuticals — 0.0% (g)
225,000	Valeant Pharmaceuticals International, 6.750%, 10/01/17 (e) (m)	241,594

	Total Health Care	2,131,625

Industrials — 0.2%
	Aerospace & Defense — 0.0% (g)
125,000	Spirit Aerosystems, Inc., 7.500%, 10/01/17	132,812
175,000	TransDigm, Inc., 5.500%, 10/15/20 (e) (m)	182,438

		315,250

	Building Products — 0.0% (g)
125,000	Building Materials Corp. of America, 6.750%, 05/01/21 (e)	136,562
150,000	Nortek, Inc., 8.500%, 04/15/21	166,500

		303,062

	Commercial Services & Supplies — 0.1%
250,000	Clean Harbors, Inc., 5.250%, 08/01/20	258,125
125,000	Iron Mountain, Inc., 8.000%, 06/15/20	130,938

JPMorgan Access Balanced Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2013 (Unaudited) (continued)

PRINCIPAL AMOUNT ($)	SECURITY DESCRIPTION	VALUE ($)
Corporate Bonds — Continued
	Commercial Services & Supplies — Continued
200,000	West Corp., 7.875%, 01/15/19	213,000

		602,063

	Industrial Conglomerates — 0.0% (g)
100,000	RBS Global, Inc./Rexnord LLC, 8.500%, 05/01/18	109,625

	Professional Services — 0.0% (g)
150,000	FTI Consulting, Inc., 6.000%, 11/15/22 (e)	158,625

	Road & Rail — 0.1%
125,000	Avis Budget Car Rental LLC/Avis Budget Finance, Inc., 8.250%, 01/15/19	138,594
	Hertz Corp. (The),
100,000	6.750%, 04/15/19	109,125
100,000	7.375%, 01/15/21	111,250
150,000	United Rentals North America, Inc., 8.250%, 02/01/21	169,875

		528,844

	Total Industrials	2,017,469

Information Technology — 0.2%
	Communications Equipment — 0.0% (g)
200,000	CommScope, Inc., 8.250%, 01/15/19 (e)	217,000

	Internet Software & Services — 0.0% (g)
175,000	Equinix, Inc., 7.000%, 07/15/21	194,250
100,000	IAC/InterActiveCorp., 4.750%, 12/15/22 (e)	97,750

		292,000

	IT Services — 0.1%
235,000	Alliance Data Systems Corp., 6.375%, 04/01/20 (e)	253,213
275,000	SunGard Data Systems, Inc., 7.625%, 11/15/20	298,031
150,000	WEX, Inc., 4.750%, 02/01/23 (e)	145,125

		696,369

	Semiconductors & Semiconductor Equipment — 0.0% (g)
200,000	Sensata Technologies B.V., (Netherlands), 6.500%, 05/15/19 (e)	215,500

	Software — 0.1%
150,000	Infor U.S., Inc., 9.375%, 04/01/19	170,062
250,000	Nuance Communications, Inc., 5.375%, 08/15/20 (e)	253,125

		423,187

	Total Information Technology	1,844,056

Materials — 0.0% (g)
	Chemicals — 0.0% (g)
225,000	Rockwood Specialties Group, Inc., 4.625%, 10/15/20	230,625

	Containers & Packaging — 0.0% (g)
220,000	Ardagh Packaging Finance plc, (Ireland), 9.125%, 10/15/20 (e)	243,650

	Metals & Mining — 0.0% (g)
125,000	JMC Steel Group, Inc., 8.250%, 03/15/18 (e)	132,500

	Total Materials	606,775

Telecommunication Services — 0.2%
	Diversified Telecommunication Services — 0.2%
200,000	CenturyLink, Inc., 6.450%, 06/15/21 (m)	212,000
175,000	Frontier Communications Corp., 8.500%, 04/15/20 (m)	198,187
200,000	GCI, Inc., 6.750%, 06/01/21	187,500
	Level 3 Financing, Inc.,
100,000	7.000%, 06/01/20 (e) (m)	104,750
150,000	8.125%, 07/01/19 (m)	165,000
150,000	SBA Telecommunications, Inc., 5.750%, 07/15/20 (e)	156,000
150,000	tw telecom holdings, inc., 5.375%, 10/01/22	156,375
100,000	UPCB Finance V Ltd., (Cayman Islands), 7.250%, 11/15/21 (e)	110,500
150,000	UPCB Finance VI Ltd., (Cayman Islands), 6.875%, 01/15/22 (e)	163,125
200,000	Virgin Media Finance plc, (United Kingdom), 4.875%, 02/15/22	202,500
200,000	Windstream Corp., 7.750%, 10/15/20 (m)	217,000
100,000	Zayo Group LLC/Zayo Capital, Inc., 8.125%, 01/01/20	112,000

		1,984,937

	Wireless Telecommunication Services — 0.0% (g)
200,000	Crown Castle International Corp., 5.250%, 01/15/23 (m)	203,500
150,000	SBA Communications Corp., 5.625%, 10/01/19 (e)	154,313
	Sprint Nextel Corp.,
150,000	6.000%, 12/01/16 (m)	162,750
150,000	7.000%, 03/01/20 (e) (m)	174,750

		695,313

	Total Telecommunication Services	2,680,250

JPMorgan Access Balanced Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2013 (Unaudited) (continued)

PRINCIPAL AMOUNT ($)	SECURITY DESCRIPTION	VALUE ($)
Corporate Bonds — Continued
Utilities — 0.1%
	Electric Utilities — 0.0% (g)
100,000	GenOn Americas Generation LLC, 8.500%, 10/01/21	117,250

	Gas Utilities — 0.1%
150,000	AmeriGas Partners LP/AmeriGas Finance Corp., 6.250%, 08/20/19	159,750
125,000	Ferrellgas LP/Ferrellgas Finance Corp., 6.500%, 05/01/21	129,063
200,000	Regency Energy Partners LP/Regency Energy Finance Corp., 6.500%, 07/15/21	220,000
195,000	Suburban Propane Partners LP/Suburban Energy Finance Corp., 7.500%, 10/01/18	211,575

		720,388

	Independent Power Producers & Energy Traders — 0.0% (g)
125,000	AES Corp., 7.375%, 07/01/21 (m)	145,000
235,000	Calpine Corp., 7.500%, 02/15/21 (e) (m)	257,912
	NRG Energy, Inc.,
150,000	7.875%, 05/15/21	166,875
100,000	8.250%, 09/01/20 (m)	112,875

		682,662

	Total Utilities	1,520,300

	Total Corporate Bonds (Cost $21,928,908)	22,953,049

Structured Notes — 6.3%
	Fixed Income — 1.6%
17,000,000	Goldman Sachs Group, Inc., (The) Currency-Linked Medium-Term Notes, Series D, Linked to the Performance of the Mexican Peso against the U.S. Dollar, 12/04/13 (a)	18,439,244

	U.S. Equity — 1.6%
16,000,000	Credit Suisse, Return Enhanced Notes, Linked to the S&P 500® Index, maximum return of 21.500% due 01/13/14 (a)	17,694,400

	International Equity — 3.1%
11,000,000	BNP Paribas, Contingent Buffered Market Plus Notes, Linked to the Performance of the EURO STOXX 50 Index, 10/08/13 (a)	11,283,800

10,700,000	BNP Paribas, Return Notes, Linked to the Performance of the MSCI Daily Total Return Net World Index, 101% of the index, 06/14/13 (a)	13,234,830
10,700,000	Deutsche Bank AG, Linked to the MSCI Daily Total Return Net World USD Index, 01/29/14 (a)	10,997,353

		35,515,983

	Total Structured Notes (Cost $65,400,000)	71,649,627

Loan Assignments — 0.1%
Consumer Discretionary — 0.1%
	Media — 0.1%
298,500	WideOpenWest Finance LLC, Term Loan, VAR, 6.250%, 07/17/18 ^	301,437

	Multiline Retail — 0.0% (g)
199,500	BJ’s Wholesale Club, 1st Lien New 2013 Replacement Loan, VAR, 4.250%, 09/26/19	201,204

	Total Consumer Discretionary	502,641

Energy — 0.0% (g)
	Oil, Gas & Consumable Fuels — 0.0% (g)
150,000	Chesapeake Energy Corp., 2013 Refinancing Term B-2, VAR,5.750%, 10/18/17	154,482

Financials — 0.0% (g)
	Capital Markets — 0.0% (g)
248,750	AlixPartners LLP, 2013 Refinancing Term B-2, VAR, 4.500%, 06/30/19 ^	250,459

	Total Loan Participations & Assignments (Cost $877,668)	907,582

	Total Investments — 100.1% (Cost $1,058,411,351)	1,138,042,097
	Liabilities in Excess of Other Assets — (0.1)%	(737,809)

	NET ASSETS — 100.0%	$1,137,304,288

Percentages indicated are based on net assets.

PORTFOLIO COMPOSITION BY COUNTRY*
United States	91.9%
Others (each less than 1.0%)	8.1

*	Percentages indicated are based upon total investments as of March 31, 2013.

JPMorgan Access Balanced Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2013 (Unaudited) (continued)

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS:

ADR	—	American Depositary Receipt
EAFE	—	Europe, Australasia, and Far East
ETF	—	Exchange Traded Fund
FDR	—	Fiduciary Depositary Receipt
GDR	—	Global Depositary Receipt
MSCI	—	Morgan Stanley Capital International
SPDR	—	Standard & Poor’s Depositary Receipts
USD	—	United States Dollar
VAR	—	Variable Rate Security. The interest rate shown is the rate in effect as of March 31, 2013.

(a)	—	Non-income producing security.
(b)	—	Investment in affiliate. Fund registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(e)	—	Security is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. Unless otherwise indicated, this security has been determined to be liquid under procedures established by the Board of Trustees and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(g)	—	Amount rounds to less than 0.1%.
(h)	—	Amount rounds to less than one thousand (shares or dollars).
(i)	—	Security has been deemed illiquid pursuant to procedures approved by the Board of Trustees and may be difficult to sell.
(l)	—	The rate shown is the current yield as of March 31, 2013.
(m)	—	All or a portion of this security is reserved and/or pledged with the custodian for current or potential holdings of futures, swaps, options, TBAs, when-issued securities, delayed delivery securities, reverse repurchase agreements, unfunded commitments and/or forward foreign currency exchange contracts.
^	—	All or a portion of the security is unsettled as of March 31, 2013. Unless otherwise indicated, the coupon rate is undetermined. The coupon rate shown may not be accrued for the entire position.

The value and percentage, based on total investments, of the investments that apply the fair valuation policy for the international investments is approximately $48,366,000 and 4.3% respectively.

Detailed information about investment portfolios of the underlying funds can be found in shareholder reports filed with the Securities and Exchange Commission (SEC) semi-annually on Form N-CSR and in certified portfolio holdings filed quarterly on Form N-Q, and are available for download from both the SEC’s as well as the Funds’ website.

As of March 31, 2013, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$84,485,002
Aggregate gross unrealized depreciation	(4,854,256)

Net unrealized appreciation/depreciation	$79,630,746

Federal income tax cost of investments	$1,058,411,351

JPMorgan Access Balanced Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2013 (Unaudited) (continued)

A. Valuation of Investments — Fixed income securities (other than certain short-term investments maturing in less than 61 days) are valued each day based on prices received from independent or affiliated pricing services approved by the Board of Trustees or third party broker-dealers. The broker-dealers or pricing services use multiple valuation techniques to determine fair value. In instances where sufficient market activity exists, the broker-dealers or pricing services may utilize a market-based approach through which quotes from market makers are used to determine fair value. In instances where sufficient market activity may not exist or is limited, the broker-dealers or pricing services also utilize proprietary valuation models which may consider market transactions in comparable securities and the various relationships between securities in determining fair value and/or market characteristics such as benchmark yield curves, option-adjusted spreads, credit spreads, estimated default rates, coupon-rates, anticipated timing of principal repayments, underlying collateral, and other unique security features in order to estimate the relevant cash flows, which are then discounted to calculate the fair values. Equity securities, including Exchange Traded Funds, listed on a North American, Central American, South American or Caribbean securities exchange shall generally be valued at the last sale price on the exchange on which the security is principally traded that is reported before the time when the net assets of the Fund are valued. The value of securities listed on The NASDAQ Stock Market LLC shall generally be the NASDAQ Official Closing Price. Generally, short-term investments of sufficient credit quality maturing in less than 61 days are valued at amortized cost, which approximates fair value.

Certain investments of the Fund may, depending upon market conditions, trade in relatively thin markets and/or in markets that experience significant volatility. As a result of these conditions, the prices used by the Fund to value securities may differ from the value that would be realized if these securities were sold, and the differences could be material. Futures and options are generally valued on the basis of available market quotations. Swaps and other derivatives are valued daily, primarily using independent or affiliated pricing services approved by the Board of Trustees. If valuations are not available from such services or values received are deemed not representative of fair value, values will be obtained from a third party broker-dealer or counterparty. Investments in other open-end investment companies are valued at each investment company’s net asset value per share (“NAV”) as of the report date.

Securities or other assets for which market quotations are not readily available or for which market quotations do not represent the fair value of the security or asset at the time of pricing (including certain illiquid securities) are fair valued in accordance with procedures established by and under the supervision and responsibility of the Board of Trustees. The Board of Trustees has established an Audit and Valuation Committee to assist with the oversight of the valuation of the Fund’s securities. JPMorgan Funds Management, Inc. (the “Administrator”, or “JPMFM”), an indirect, wholly-owned subsidiary of JPMorgan Chase & Co. (“JPMorgan”), has established a Valuation Committee (“VC”) that is comprised of senior representatives from JPMFM, J.P. Morgan Investment Management Inc. (“JPMIM” or the “Advisor”), a wholly-owned subsidiary of JPMorgan Asset Management Holdings Inc. (“JPMAM”), which is a wholly-owned subsidiary of JPMorgan, JPMAM’s Legal and Compliance, JPMAM’s Risk Management and the Fund’s Chief Compliance Officer. The VC’s responsibilities include making determinations regarding Level 3 fair value measurements (“Fair Values”) and/or providing recommendations for approval to the Board of Trustees’ Audit and Valuation Committee, in accordance with the Fund’s valuation policies.

The VC or Board of Trustees, as applicable, primarily employ a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. The VC or Board of Trustees may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. It is possible that the estimated values may differ significantly from the values that would have been used had a ready market for the investments existed, and such differences could be material. JPMFM and JPMIM are responsible for monitoring developments that may impact Fair Values and for discussing and assessing Fair Values on an ongoing, and at least a quarterly, basis with the VC and Board of Trustees, as applicable. The appropriateness of Fair Values is assessed based on results of unchanged price review and consideration of macro or security specific events, back testing and broker and vendor due diligence.

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer related events after the report date and prior to issuance of the report, are not reflected herein.

JPMorgan Access Balanced Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2013 (Unaudited) (continued)

The various inputs that are used in determining the fair value of the Fund’s investments are summarized into the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical securities

•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in the aggregate that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table represents each valuation input by sector as presented on the Schedule of Portfolio Investments (“SOI”):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Common Stocks
Consumer Discretionary	$19,412,210	$6,588,666	$68,888	$26,069,764
Consumer Staples	6,448,823	10,657,059	—	17,105,882
Energy	19,033,141	1,286,713	—	20,319,854
Financials	10,800,920	5,116,588	—	15,917,508
Health Care	10,816,310	5,435,295	—	16,251,605
Industrials	16,100,293	6,156,083	—	22,256,376
Information Technology	18,311,988	4,740,697	—	23,052,685
Materials	2,663,735	5,938,031	—	8,601,766
Telecommunication Services	829,363	2,059,349	—	2,888,712
Utilities	178,172	387,548	—	565,720

Total Common Stocks	104,594,955	48,366,029	68,888	153,029,872

Preferred Stocks
Telecommunication Services	64,889	—	—	64,889

Total Preferred Stocks	64,889	—	—	64,889

Debt Securities
Corporate Bonds
Consumer Discretionary	—	7,108,167	189,375	7,297,542
Consumer Staples	—	1,870,285	—	1,870,285
Energy	—	2,201,050	—	2,201,050
Financials	—	783,697	—	783,697
Health Care	—	2,131,625	—	2,131,625
Industrials	—	2,017,469	—	2,017,469
Information Technology	—	1,844,056	—	1,844,056
Materials	—	606,775	—	606,775
Telecommunication Services	—	2,680,250	—	2,680,250
Utilities	—	1,520,300	—	1,520,300

Total Corporate Bonds	—	22,763,674	189,375	22,953,049

Loan Assignments
Consumer Discretionary	—	502,641	—	502,641
Energy	—	154,482	—	154,482
Financials	—	250,459	—	250,459

Total Loan Assignments	—	907,582	—	907,582

Investment Companies	889,437,078	—	—	889,437,078
Structured Notes	—	71,649,627	—	71,649,627

Total Investments in Securities	$994,096,922	$143,686,912	$258,263	$1,138,042,097

There were no transfers between Levels 1 and 2 during the period ended March 31, 2013.

JPMorgan Access Growth Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2013 (Unaudited)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — 18.5%
	Consumer Discretionary — 3.1%
	Auto Components — 0.1%
4,200	BorgWarner, Inc. (a)	324,828
2,500	Denso Corp., (Japan)	106,221

		431,049

	Automobiles — 0.2%
4,251	Bayerische Motoren Werke AG, (Germany)	367,873
22,600	Suzuki Motor Corp., (Japan)	506,495
10,900	Toyota Motor Corp., (Japan)	562,067

		1,436,435

	Distributors — 0.0% (g)
5,700	Pool Corp.	273,600

	Diversified Consumer Services — 0.1%
13,560	Anhanguera Educacional Participacoes S.A., (Brazil)	219,228
2,039	Coinstar, Inc. (a)	119,118
9,195	Grand Canyon Education, Inc. (a)	233,461

		571,807

	Hotels, Restaurants & Leisure — 0.6%
34,650	Accor S.A., (France)	1,205,096
3,751	BJ’s Restaurants, Inc. (a)	124,833
6,725	Carnival Corp.	230,668
81,000	Genting Singapore plc, (Singapore)	97,998
30,308	Las Vegas Sands Corp.	1,707,856
3,973	Red Robin Gourmet Burgers, Inc. (a)	181,169
3,900	Starbucks Corp.	222,144
9,144	Texas Roadhouse, Inc.	184,617
2,600	Whitbread plc, (United Kingdom)	101,694
4,600	Wyndham Worldwide Corp.	296,608
17,158	Yum! Brands, Inc.	1,234,347

		5,587,030

	Household Durables — 0.3%
4,965	Harman International Industries, Inc.	221,588
29,613	Lennar Corp., Class A	1,228,347
6,414	MDC Holdings, Inc.	235,073
21,500	Newell Rubbermaid, Inc.	561,150
4,889	Tempur-Pedic International, Inc. (a)	242,641

		2,488,799

	Internet & Catalog Retail — 0.0% (g)
85,730	Ocado Group plc, (United Kingdom) (a)	205,815

	Media — 0.8%
65,250	British Sky Broadcasting Group plc, (United Kingdom)	877,018
108,781	Cablevision Systems Corp., Class A	1,627,364
13,900	Comcast Corp., Class A	583,939
8,100	Discovery Communications, Inc., Class C (a)	563,274
12,047	E.W. Scripps Co., Class A (a)	144,925
3,045	Morningstar, Inc.	212,906
9,000	National CineMedia, Inc.	142,020
200	New York Times Co. (The), Class A (a)	1,960
4,800	Scripps Networks Interactive, Inc., Class A	308,832
12,878	SES (Luxembourg), FDR	403,900
44,750	Societe Television Francaise 1, (France)	502,046
1,450	Time Warner Cable, Inc.	139,287
2,475	Virgin Media, Inc.	121,201
32,027	Walt Disney Co. (The)	1,819,134

		7,447,806

	Multiline Retail — 0.1%
97,670	Marks & Spencer Group plc, (United Kingdom)	579,198
1,450	Nordstrom, Inc.	80,084
4,400	Target Corp.	301,180

		960,462

	Specialty Retail — 0.6%
16,933	Bed Bath & Beyond, Inc. (a)	1,090,824
12,160	Chico’s FAS, Inc.	204,288
32,549	Foot Locker, Inc.	1,114,478
8,700	GNC Holdings, Inc., Class A	341,736
7,536	Hennes & Mauritz AB, (Sweden), Class B	269,895
6,100	Home Depot, Inc. (The)	425,658
6,040	Monro Muffler Brake, Inc.	239,848
3,100	O’Reilly Automotive, Inc. (a)	317,905
10,500	Sally Beauty Holdings, Inc. (a)	308,490
4,200	Signet Jewelers Ltd., (Bermuda)	281,400
10,400	Tiffany & Co.	723,216
2,350	Tractor Supply Co.	244,706
3,531	Zumiez, Inc. (a)	80,860

		5,643,304

	Textiles, Apparel & Luxury Goods — 0.3%
6,800	Adidas AG, (Germany)	706,855
15,620	Burberry Group plc, (United Kingdom)	316,226
755,000	China Hongxing Sports Ltd., (China) (a) (i)	70,001
5,561	Cie Financiere Richemont S.A., (Switzerland), Class A	437,827
13,175	Coach, Inc.	658,618
6,700	Hanesbrands, Inc. (a)	305,252

JPMorgan Access Growth Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2013 (Unaudited) (continued)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — Continued
	Textiles, Apparel & Luxury Goods — Continued
4,200	NIKE, Inc., Class B	247,842

		2,742,621

	Total Consumer Discretionary	27,788,728

	Consumer Staples — 2.1%
	Beverages — 0.7%
3,940	Anheuser-Busch InBev N.V., (Belgium)	391,705
6,700	Beam, Inc.	425,718
5,200	Carlsberg A/S, (Denmark), Class B	506,969
24,973	Coca-Cola Amatil Ltd., (Australia)	379,733
19,731	Coca-Cola Co. (The)	797,922
18,194	Cott Corp., (Canada)	184,123
15,100	Diageo plc, (United Kingdom)	475,809
20,829	PepsiCo, Inc.	1,647,782
4,608	Pernod-Ricard S.A., (France)	574,330
11,090	SABMiller plc, (United Kingdom)	584,951

		5,969,042

	Food & Staples Retailing — 0.4%
35,040	Carrefour S.A., (France)	959,859
17,430	Distribuidora Internacional de Alimentacion S.A., (Spain)	120,971
37,770	Koninklijke Ahold N.V., (Netherlands)	579,025
278,670	Tesco plc, (United Kingdom)	1,619,946
4,642	United Natural Foods, Inc. (a)	228,386

		3,508,187

	Food Products — 0.8%
23,000	Ajinomoto Co., Inc., (Japan)	338,186
26,545	Danone S.A., (France)	1,848,296
36,105	General Mills, Inc.	1,780,338
3,000	Hershey Co. (The)	262,590
24,912	Nestle S.A., (Switzerland)	1,802,996
3,182	Sanderson Farms, Inc.	173,801
4,867	Tootsie Roll Industries, Inc.	145,564
2,119	TreeHouse Foods, Inc. (a)	138,053
7,400	Unilever plc, (United Kingdom)	312,999
13,870	Unilever plc, (United Kingdom), ADR	585,869

		7,388,692

	Household Products — 0.0% (g)
3,900	Church & Dwight Co., Inc.	252,057
1,500	Reckitt Benckiser Group plc, (United Kingdom)	107,696

		359,753

	Personal Products — 0.1%
6,330	Beiersdorf AG, (Germany)	585,046
2,500	L’Oreal S.A., (France)	396,634

		981,680

	Tobacco — 0.1%
6,104	Imperial Tobacco Group plc, (United Kingdom)	213,489
2,700	Philip Morris International, Inc.	250,317

		463,806

	Total Consumer Staples	18,671,160

	Energy — 2.5%
	Energy Equipment & Services — 0.9%
27,156	Cameron International Corp. (a)	1,770,571
31,438	Cie Generale de Geophysique-Veritas, (France) (a)	709,054
1,600	Dril-Quip, Inc. (a)	139,472
6,900	Ensco plc, (United Kingdom), Class A	414,000
14,025	Halliburton Co.	566,750
2,994	Lufkin Industries, Inc.	198,772
16,660	Petroleum Geo-Services ASA, (Norway)	258,422
11,756	Precision Drilling Corp., (Canada)	108,508
39,465	Schlumberger Ltd.	2,955,534
6,898	Seadrill Ltd., (Bermuda)	251,387
24,340	Trican Well Service Ltd., (Canada)	357,007
2,428	Unit Corp. (a)	110,595

		7,840,072

	Oil, Gas & Consumable Fuels — 1.6%
12,700	BG Group plc, (United Kingdom)	218,542
39,910	Cameco Corp., (Canada)	829,330
13,600	Cenovus Energy, Inc., (Canada)	421,233
2,700	Chevron Corp.	320,814
11,500	China Shenhua Energy Co., Ltd., (China), Class H	41,959
10,999	Cloud Peak Energy, Inc. (a)	206,561
4,850	Cobalt International Energy, Inc. (a)	136,770
2,100	Concho Resources, Inc. (a)	204,603
14,900	Denbury Resources, Inc. (a)	277,885
68,230	Encana Corp., (Canada)	1,327,756
31,443	Hess Corp.	2,251,633
7,200	Kinder Morgan, Inc.	278,496
5,500	Noble Energy, Inc.	636,130
64,330	Petroleo Brasileiro S.A., (Brazil), ADR	1,167,590
30,460	Phillips 66	2,131,286
3,550	Royal Dutch Shell plc, (Netherlands), Class A, ADR	231,318
6,800	Southwestern Energy Co. (a)	253,368
119,500	Talisman Energy, Inc., (Canada)	1,461,033

JPMorgan Access Growth Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2013 (Unaudited) (continued)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — Continued
	Oil, Gas & Consumable Fuels — Continued
5,700	Whiting Petroleum Corp. (a)	289,788
46,044	Williams Cos., Inc. (The)	1,724,808

		14,410,903

	Total Energy	22,250,975

	Financials — 1.9%
	Capital Markets — 0.4%
1,620	BlackRock, Inc.	416,146
6,800	Carlyle Group LP (The)	205,700
8,300	Charles Schwab Corp. (The)	146,827
4,635	Goldman Sachs Group, Inc. (The)	682,040
4,174	Greenhill & Co., Inc.	222,808
55,799	Invesco Ltd.	1,615,939
6,075	Stifel Financial Corp. (a)	210,620
5,391	Waddell & Reed Financial, Inc., Class A	236,018

		3,736,098

	Commercial Banks — 0.5%
468,416	Bank of China Ltd., (China), Class H	217,936
7,365	Bank of the Ozarks, Inc.	326,638
26,400	Barclays plc, (United Kingdom)	117,461
6,587	BNP Paribas S.A., (France)	338,688
27,000	BOC Hong Kong Holdings Ltd., (Hong Kong)	90,305
42,688	DBS Group Holdings Ltd., (Singapore)	552,503
15,882	Glacier Bancorp, Inc.	301,440
147,095	HSBC Holdings plc, (United Kingdom)	1,569,442
8,800	ICICI Bank Ltd., (India), ADR	377,520
21,779	Standard Chartered plc, (United Kingdom)	565,516
1,700	Sumitomo Mitsui Financial Group, Inc., (Japan)	69,742

		4,527,191

	Consumer Finance — 0.1%
3,585	First Cash Financial Services, Inc. (a)	209,149
1,814	Portfolio Recovery Associates, Inc. (a)	230,233

		439,382

	Diversified Financial Services — 0.3%
106,936	Bank of America Corp.	1,302,480
9,325	CME Group, Inc.	572,462
2,200	IntercontinentalExchange, Inc. (a)	358,754
4,400	McGraw-Hill Cos., Inc. (The)	229,152
14,100	NASDAQ OMX Group, Inc. (The)	455,430

		2,918,278

	Insurance — 0.4%
1,050	ACE Ltd., (Switzerland)	93,419
35,550	Admiral Group plc, (United Kingdom)	721,317
3,200	Aflac, Inc.	166,464
139,600	AIA Group Ltd., (Hong Kong)	613,783
800	Aon plc, (United Kingdom)	49,200
13,200	Assured Guaranty Ltd., (Bermuda)	272,052
8,700	Axis Capital Holdings Ltd., (Bermuda)	362,094
8,400	Marsh & McLennan Cos., Inc.	318,948
6,000	Progressive Corp. (The)	151,620
7,200	RenaissanceRe Holdings Ltd., (Bermuda)	662,328
12,932	Sampo OYJ, (Finland), Class A	498,775

		3,910,000

	Real Estate Investment Trusts (REITs) — 0.1%
4,500	American Tower Corp.	346,140
5,122	Colony Financial, Inc.	113,708
8,439	LaSalle Hotel Properties	214,182
13,823	Redwood Trust, Inc.	320,417

		994,447

	Real Estate Management & Development — 0.1%
2,100	Jones Lang LaSalle, Inc.	208,761
2,500	Sun Hung Kai Properties Ltd., (Hong Kong)	33,736
71,800	Swire Properties Ltd., (Hong Kong)	255,360

		497,857

	Total Financials	17,023,253

	Health Care — 1.9%
	Biotechnology — 0.5%
7,400	Ariad Pharmaceuticals, Inc. (a)	133,866
19,817	Celgene Corp. (a)	2,296,989
3,792	Cepheid, Inc. (a)	145,499
29,000	Gilead Sciences, Inc. (a)	1,418,970
6,800	Ironwood Pharmaceuticals, Inc. (a)	124,372
23,300	Seattle Genetics, Inc. (a)	827,383

		4,947,079

	Health Care Equipment & Supplies — 0.3%
2,988	Analogic Corp.	236,112
1,860	BioMerieux, (France)	175,545
25,400	Boston Scientific Corp. (a)	198,374
2,100	Cie Generale d’Optique Essilor International S.A., (France)	233,680
12,585	DexCom, Inc. (a)	210,421
11,900	GN Store Nord A/S, (Denmark)	211,909
4,690	Mindray Medical International Ltd., (China), ADR	187,319
288,000	Shandong Weigao Group Medical Polymer Co. Ltd., (China), Class H	260,951

JPMorgan Access Growth Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2013 (Unaudited) (continued)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — Continued
	Health Care Equipment & Supplies — Continued
806	Sonova Holding AG, (Switzerland) (a)	96,795
4,900	Sysmex Corp., (Japan)	298,545
2,997	Teleflex, Inc.	253,276

		2,362,927

	Health Care Providers & Services — 0.5%
5,100	Catamaran Corp. (a)	270,453
8,525	DaVita HealthCare Partners, Inc. (a)	1,010,980
10,700	Express Scripts Holding Co. (a)	616,855
41,019	Health Management Associates, Inc., Class A (a)	527,914
74,280	Life Healthcare Group Holdings Ltd., (South Africa)	279,500
84,240	Sonic Healthcare Ltd., (Australia)	1,225,762
2,800	UnitedHealth Group, Inc.	160,188

		4,091,652

	Health Care Technology — 0.1%
2,678	athenahealth, Inc. (a)	259,873
4,450	Cerner Corp. (a)	421,637
8,418	HMS Holdings Corp. (a)	228,549

		910,059

	Life Sciences Tools & Services — 0.1%
2,550	Agilent Technologies, Inc.	107,023
3,600	Illumina, Inc. (a)	194,400
5,590	Lonza Group AG, (Switzerland) (a)	363,443
25,290	QIAGEN N.V., (Netherlands) (a)	528,005

		1,192,871

	Pharmaceuticals — 0.4%
3,325	Allergan, Inc.	371,170
4,577	Bayer AG, (Germany)	473,014
19,225	Bristol-Myers Squibb Co.	791,878
5,915	Novartis AG, (Switzerland)	421,574
7,647	Novo Nordisk A/S, (Denmark), Class B	1,232,560
1,082	Roche Holding AG, (Switzerland)	252,239
4,800	Salix Pharmaceuticals Ltd. (a)	245,664

		3,788,099

	Total Health Care	17,292,687

	Industrials — 2.7%
	Aerospace & Defense — 0.4%
21,075	Boeing Co. (The)	1,809,289
31,600	CAE, Inc., (Canada)	308,892
1,975	L-3 Communications Holdings, Inc.	159,817
3,800	Rockwell Collins, Inc.	239,856
1,550	TransDigm Group, Inc.	237,026
4,975	United Technologies Corp.	464,814

		3,219,694

	Air Freight & Logistics — 0.0% (g)
350	FedEx Corp.	34,370

	Airlines — 0.1%
21,970	Ryanair Holdings plc, (Ireland), ADR	917,906
6,806	U.S. Airways Group, Inc. (a)	115,498

		1,033,404

	Building Products — 0.3%
9,356	Assa Abloy AB, (Sweden), Class B	382,480
53,468	Fortune Brands Home & Security, Inc. (a)	2,001,307

		2,383,787

	Commercial Services & Supplies — 0.1%
6,225	Clean Harbors, Inc. (a)	361,610
7,543	Iron Mountain, Inc.	273,887
4,200	Republic Services, Inc.	138,600
2,350	Stericycle, Inc. (a)	249,523

		1,023,620

	Construction & Engineering — 0.0% (g)
7,500	URS Corp.	355,575

	Electrical Equipment — 0.3%
5,900	AMETEK, Inc.	255,824
9,850	Eaton Corp. plc, (Ireland)	603,312
1,900	Emerson Electric Co.	106,153
5,752	Franklin Electric Co., Inc.	193,095
8,020	Nexans S.A., (France)	368,990
13,170	Prysmian S.p.A., (Italy)	271,719
6,606	Schneider Electric S.A., (France)	483,084

		2,282,177

	Industrial Conglomerates — 0.2%
400	3M Co.	42,524
5,900	Danaher Corp.	366,685
6,500	General Electric Co.	150,280
1,799	Raven Industries, Inc.	60,465
13,260	Siemens AG, (Germany)	1,429,410

		2,049,364

	Machinery — 0.7%
1,483	Andritz AG, (Austria)	99,824
4,100	Caterpillar, Inc.	356,577
6,721	Colfax Corp. (a)	312,795
10,000	FANUC Corp., (Japan)	1,539,706
2,500	IDEX Corp.	133,550
700	Illinois Tool Works, Inc.	42,658

JPMorgan Access Growth Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2013 (Unaudited) (continued)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — Continued
	Machinery — Continued
3,700	Nordson Corp.	244,015
2,500	Pall Corp.	170,925
2,300	SMC Corp., (Japan)	446,632
1,500	Stanley Black & Decker, Inc.	121,455
9,956	Titan International, Inc.	209,872
4,600	WABCO Holdings, Inc. (a)	324,714
1,114	Wabtec Corp.	113,751
4,540	Westport Innovations, Inc., (Canada) (a)	133,975
53,437	Xylem, Inc.	1,472,724

		5,723,173

	Marine — 0.1%
4,310	D/S Norden A/S, (Denmark)	138,967
16,130	Diana Shipping, Inc., (Greece) (a)	171,946
40,000	Mitsui OSK Lines Ltd., (Japan)	132,363
59,000	Nippon Yusen KK, (Japan)	152,067
233,000	Pacific Basin Shipping Ltd., (Hong Kong)	138,771

		734,114

	Professional Services — 0.3%
9,420	Adecco S.A., (Switzerland) (a)	516,670
5,494	Advisory Board Co. (The) (a)	288,545
4,772	Corporate Executive Board Co. (The)	277,540
3,300	Equifax, Inc.	190,047
2,900	IHS, Inc., Class A (a)	303,688
29,050	Nielsen Holdings N.V.	1,040,571

		2,617,061

	Road & Rail — 0.1%
775	Canadian Pacific Railway Ltd., (Canada)	101,114
2,600	Kansas City Southern	288,340
3,902	Landstar System, Inc.	222,765
3,825	Norfolk Southern Corp.	294,831
900	Union Pacific Corp.	128,169

		1,035,219

	Trading Companies & Distributors — 0.1%
2,870	Brenntag AG, (Germany)	448,773
6,100	Mitsubishi Corp., (Japan)	114,887
6,500	MRC Global, Inc. (a)	214,045
950	W.W. Grainger, Inc.	213,731

		991,436

	Transportation Infrastructure — 0.0% (g)
32,680	Groupe Eurotunnel S.A., (France)	260,528

	Total Industrials	23,743,522

	Information Technology — 2.7%
	Communications Equipment — 0.1%
8,715	Aruba Networks, Inc. (a)	215,609
9,319	Ixia (a)	201,663
5,562	NETGEAR, Inc. (a)	186,383
3,400	QUALCOMM, Inc.	227,630

		831,285

	Computers & Peripherals — 0.2%
3,906	Apple, Inc.	1,728,913
3,776	Gemalto N.V., (Netherlands)	329,633

		2,058,546

	Electronic Equipment, Instruments & Components — 0.3%
8,700	Hamamatsu Photonics KK, (Japan)	345,118
70,000	Hitachi Ltd., (Japan)	408,661
16,250	Jabil Circuit, Inc.	300,300
2,040	Keyence Corp., (Japan)	626,767
3,500	Murata Manufacturing Co., Ltd., (Japan)	264,634
5,000	National Instruments Corp.	163,750
2,500	Premier Farnell plc, (United Kingdom)	8,480
3,500	TE Connectivity Ltd., (Switzerland)	146,755
5,800	Trimble Navigation Ltd. (a)	173,768

		2,438,233

	Internet Software & Services — 0.2%
600	Google, Inc., Class A (a)	476,418
23,500	Tencent Holdings Ltd., (China)	751,639
9,200	VeriSign, Inc. (a)	434,976

		1,663,033

	IT Services — 0.7%
1,375	Accenture plc, (Ireland), Class A	104,459
3,400	Alliance Data Systems Corp. (a)	550,426
54,640	Amdocs Ltd.	1,980,700
5,300	Cap Gemini S.A., (France)	241,519
2,700	FleetCor Technologies, Inc. (a)	207,009
7,500	Gartner, Inc. (a)	408,075
10,850	Genpact Ltd.	197,361
4,400	Global Payments, Inc.	218,504
2,700	International Business Machines Corp.	575,910
7,800	Jack Henry & Associates, Inc.	360,438
11,200	NeuStar, Inc., Class A (a)	521,136
3,100	Teradata Corp. (a)	181,381
12,200	Vantiv, Inc., Class A (a)	289,628
1,625	Visa, Inc., Class A	275,990
10,600	Wirecard AG, (Germany)	293,672

		6,406,208

JPMorgan Access Growth Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2013 (Unaudited) (continued)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — Continued
	Semiconductors & Semiconductor Equipment — 0.8%
6,700	Altera Corp.	237,649
8,394	ASML Holding N.V., (Netherlands)	567,478
114,324	Atmel Corp. (a)	795,695
32,887	Avago Technologies Ltd., (Singapore)	1,181,301
51,316	Broadcom Corp., Class A	1,779,126
5,475	Cavium, Inc. (a)	212,485
7,276	Cirrus Logic, Inc. (a)	165,529
3,700	KLA-Tencor Corp.	195,138
7,000	Maxim Integrated Products, Inc.	228,550
3,877	Power Integrations, Inc.	168,301
767	Samsung Electronics Co., Ltd., (South Korea), GDR	299,351
11,600	Sumco Corp., (Japan)	132,000
7,000	Texas Instruments, Inc.	248,360
20,800	Tokyo Electron Ltd., (Japan)	887,417

		7,098,380

	Software — 0.4%
2,025	ANSYS, Inc. (a)	164,875
3,100	Check Point Software Technologies Ltd., (Israel) (a)	145,669
3,950	Citrix Systems, Inc. (a)	285,032
2,764	CommVault Systems, Inc. (a)	226,593
5,100	Informatica Corp. (a)	175,797
3,300	MICROS Systems, Inc. (a)	150,183
5,700	Microsoft Corp.	163,077
55,096	Oracle Corp.	1,781,805
1,615	SAP AG, (Germany)	129,890
2,600	SolarWinds, Inc. (a)	153,660
4,400	Solera Holdings, Inc.	256,652
7,000	Trend Micro, Inc., (Japan)	196,544

		3,829,777

	Total Information Technology	24,325,462

	Materials — 1.1%
	Chemicals — 0.7%
3,900	Air Liquide S.A., (France)	474,356
2,875	Air Products & Chemicals, Inc.	250,470
2,150	Airgas, Inc.	213,194
3,800	Dow Chemical Co. (The)	120,992
6,825	Ecolab, Inc.	547,228
23,490	Johnson Matthey plc, (United Kingdom)	824,050
2,487	Koninklijke DSM N.V., (Netherlands)	144,925
1,382	Linde AG, (Germany)	257,435
2,887	LSB Industries, Inc. (a)	100,410
6,150	Monsanto Co.	649,624
6,375	Mosaic Co. (The)	380,014
4,300	Shin-Etsu Chemical Co., Ltd., (Japan)	285,188
3,072	Syngenta AG, (Switzerland)	1,285,504
5,490	Umicore S.A., (Belgium)	258,227

		5,791,617

	Construction Materials — 0.2%
50,560	CRH plc, (Ireland)	1,118,917
10,430	Holcim Ltd., (Switzerland) (a)	833,107

		1,952,024

	Metals & Mining — 0.2%
6,200	Allegheny Technologies, Inc.	196,602
403,100	Alumina Ltd., (Australia) (a)	468,023
2,000	Barrick Gold Corp., (Canada)	58,749
6,754	BHP Billiton Ltd., (Australia)	230,886
6,840	First Quantum Minerals Ltd., (Canada)	130,087
5,389	Newcrest Mining Ltd., (Australia)	112,814
68,350	Norsk Hydro ASA, (Norway)	297,578
1,000	Nucor Corp.	46,150
3,200	Reliance Steel & Aluminum Co.	227,744
3,400	Rio Tinto plc, (United Kingdom)	160,142

		1,928,775

	Total Materials	9,672,416

	Telecommunication Services — 0.4%
	Diversified Telecommunication Services — 0.2%
1,089	Oi S.A., (Brazil), ADR	3,659
104,000	Singapore Telecommunications, Ltd., (Singapore)	301,043
224	Swisscom AG, (Switzerland)	103,740
59,360	Telenor ASA, (Norway)	1,306,994

		1,715,436

	Wireless Telecommunication Services — 0.2%
10,975	SBA Communications Corp., Class A (a)	790,420
12,400	Softbank Corp., (Japan)	571,290

		1,361,710

	Total Telecommunication Services	3,077,146

	Utilities — 0.1%
	Gas Utilities — 0.1%
59,120	Hong Kong & China Gas Co., Ltd., (Hong Kong)	172,725
4,692	Northwest Natural Gas Co.	205,603

		378,328

JPMorgan Access Growth Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2013 (Unaudited) (continued)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — Continued
	Multi-Utilities — 0.0% (g)
26,200	National Grid plc, (United Kingdom)	304,438

	Total Utilities	682,766

	Total Common Stocks (Cost $138,630,287)	164,528,115

Preferred Stock — 0.0%
	Telecommunication Services — 0.0% (g)
	Diversified Telecommunication Services — 0.0% (g)
25,069	Oi S.A., (Brazil), ADR (Cost $101,755)	76,210

Investment Companies — 72.4%
	Alternative Assets — 5.5%
1,089,868	Eaton Vance Global Macro Absolute Return Fund, Class I	10,767,900
1,812,396	Invesco Balanced-Risk Allocation Fund, Class Y	23,253,041
902,247	PIMCO CommoditiesPLUS Strategy Fund, Institutional Class Shares	9,987,871
35,000	SPDR Gold Shares (a)	5,405,750

	Total Alternative Assets	49,414,562

	Fixed Income — 12.2%
2,348,128	JPMorgan Core Bond Fund, Class R6 Shares (b)	28,201,023
2,034,307	JPMorgan Core Plus Bond Fund, Class R6 Shares (b)	17,271,267
1,232,041	JPMorgan High Yield Fund, Class R6 Shares (b)	10,152,018
1,543,986	JPMorgan Inflation Managed Bond Fund, Class R6 Shares (b)	16,721,372
1,194,309	JPMorgan Multi-Sector Income Fund, Class R6 Shares (b)	12,205,841
1,980,280	JPMorgan Strategic Income Opportunities Fund, Class R5 Shares (b)	23,644,543

	Total Fixed Income	108,196,064

	International Equity — 24.8%
53,800	iShares MSCI All Country Asia ex Japan Index Fund	3,177,428
1,290,100	iShares MSCI EAFE Index Fund	76,090,098
1,434,503	JPMorgan International Value Fund, Class R6 Shares (b)	18,978,472
830,394	Matthews Pacific Tiger Fund	20,834,588
169,900	SPDR S&P China ETF	11,884,505
1,306,200	Vanguard FTSE Emerging Markets ETF	56,022,918
688,900	Vanguard FTSE European ETF	33,845,657

	Total International Equity	220,833,666

	Money Market — 5.2%
46,724,351	JPMorgan Prime Money Market Fund, Institutional Class Shares, 0.050% (b) (l)	46,724,351

	U.S. Equity — 24.7%
348,100	iShares Core S&P Mid Cap ETF	40,055,867
1,717,849	JPMorgan Large Cap Growth Fund, Class R6 Shares (b)	43,976,945
1,323,073	JPMorgan U.S. Large Cap Core Plus Fund, Class R5 Shares (b)	32,587,292
1,839,972	JPMorgan Value Advantage Fund, Institutional Class Shares (b)	43,864,931
376,100	SPDR S&P 500 ETF Trust	58,878,455

	Total U.S. Equity	219,363,490

	Total Investment Companies (Cost $594,418,414)	644,532,133

PRINCIPAL AMOUNT($)
Corporate Bonds — 1.6%
	Consumer Discretionary — 0.5%
	Auto Components — 0.0% (g)
75,000	Allison Transmission, Inc., 7.125%, 05/15/19 (e)	80,719
100,000	Dana Holding Corp., 6.750%, 02/15/21	109,500
100,000	Goodyear Tire & Rubber Co. (The), 6.500%, 03/01/21	103,125
75,000	Tenneco, Inc., 6.875%, 12/15/20	82,406

		375,750

	Hotels, Restaurants & Leisure — 0.1%
100,000	Ameristar Casinos, Inc., 7.500%, 04/15/21	109,625
75,000	Boyd Acquisition Sub LLC/Boyd Acquisition Finance Corp., 8.375%, 02/15/18(e)	79,312
100,000	Isle of Capri Casinos, Inc., 8.875%, 06/15/20	108,750
100,000	Pinnacle Entertainment, Inc., 8.750%, 05/15/20	109,875
100,000	Vail Resorts, Inc., 6.500%, 05/01/19	107,313
67,000	Virgin River Casino Corp., 8.375%, 10/15/19 (i)	—

		514,875

JPMorgan Access Growth Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2013 (Unaudited) (continued)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — Continued
	Media — 0.3%
100,000	Allbritton Communications Co., 8.000%, 05/15/18	108,250
100,000	CCO Holdings LLC/CCO Holdings Capital Corp., 6.625%, 01/31/22 (m)	107,250
100,000	Cequel Communications Holdings I LLC/Cequel Capital Corp., 6.375%, 09/15/20 (e) (m)	103,750
150,000	CSC Holdings LLC, 6.750%, 11/15/21 (m)	168,187
200,000	Cumulus Media Holdings, Inc., 7.750%, 05/01/19	205,500
200,000	DISH DBS Corp., 6.750%, 06/01/21 (m)	222,000
100,000	Griffey Intermediate, Inc./Griffey Finance Sub LLC, 7.000%, 10/15/20 (e)	102,000
	Hughes Satellite Systems Corp.,
100,000	6.500%, 06/15/19 (m)	109,750
100,000	7.625%, 06/15/21	114,375
	Intelsat Luxembourg S.A., (Luxembourg),
100,000	11.250%, 02/04/17	106,500
110,000	11.500%, 02/04/17 (m)	116,820
175,000	Lamar Media Corp., 5.875%, 02/01/22	189,438
100,000	McGraw-Hill Global Education Holdings LLC/McGraw-Hill Global Education Finance, 9.750%, 04/01/21 (e)	99,000
150,000	Mediacom LLC/Mediacom Capital Corp., 7.250%, 02/15/22	165,000
100,000	Nielsen Finance LLC/Nielsen Finance Co., 7.750%, 10/15/18 (m)	111,000
150,000	Production Resource Group, Inc., 8.875%, 05/01/19 (i)	113,625
100,000	Sinclair Television Group, Inc., 5.375%, 04/01/21 (e)	99,250
100,000	Valassis Communications, Inc., 6.625%, 02/01/21	106,750
100,000	Videotron Ltd., (Canada), 5.000%, 07/15/22	101,500
100,000	WMG Acquisition Corp., 6.000%, 01/15/21 (e)	104,750
125,000	XM Satellite Radio, Inc., 7.625%, 11/01/18 (e)	137,969

		2,692,664

	Specialty Retail — 0.1%
100,000	Jo-Ann Stores, Inc., 8.125%, 03/15/19 (e)	104,500
100,000	L Brands, Inc., 5.625%, 02/15/22	106,000
150,000	Michael’s Stores, Inc., 7.750%, 11/01/18	163,875
100,000	Toys R Us Property Co. I LLC, 10.750%, 07/15/17	107,625

		482,000

	Textiles, Apparel & Luxury Goods — 0.0% (g)
100,000	Hanesbrands, Inc., 6.375%, 12/15/20 (m)	108,875
100,000	Levi Strauss & Co., 6.875%, 05/01/22	109,500
100,000	Polymer Group, Inc., 7.750%, 02/01/19	109,000

		327,375

	Total Consumer Discretionary	4,392,664

	Consumer Staples — 0.1%
	Food & Staples Retailing — 0.0% (g)
100,000	Ingles Markets, Inc., 8.875%, 05/15/17	104,875
125,000	U.S. Foods, Inc., 8.500%, 06/30/19 (e)	132,656

		237,531

	Food Products — 0.1%
100,000	ARAMARK Corp., 5.750%, 03/15/20 (e) (m)	102,250
75,000	Hawk Acquisition Sub, Inc., 4.250%, 10/15/20 (e) (m)	75,094
	Pinnacle Foods Finance LLC/Pinnacle Foods Finance Corp.,
100,000	8.250%, 09/01/17	107,438
87,000	9.250%, 04/01/15	87,326

		372,108

	Household Products — 0.0% (g)
	Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC,
100,000	8.500%, 05/15/18 (m)	105,125
100,000	9.875%, 08/15/19	109,625
125,000	Spectrum Brands Escrow Corp., 6.375%, 11/15/20 (e)	134,219

		348,969

	Total Consumer Staples	958,608

	Energy — 0.2%
	Energy Equipment & Services — 0.1%
100,000	Bristow Group, Inc., 6.250%, 10/15/22	108,000
200,000	Cie Generale de Geophysique-Veritas, (France), 7.750%, 05/15/17	206,000
100,000	FTS International Services LLC/FTS International Bonds, Inc., 8.125%, 11/15/18 (e)	104,750
125,000	Precision Drilling Corp., (Canada), 6.625%, 11/15/20	133,437
100,000	SESI LLC, 6.375%, 05/01/19	107,500

JPMorgan Access Growth Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2013 (Unaudited) (continued)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — Continued
	Energy Equipment & Services — Continued
100,000	Unit Corp., 6.625%, 05/15/21	104,750

		764,437

	Oil, Gas & Consumable Fuels — 0.1%
100,000	Chaparral Energy, Inc., 8.250%, 09/01/21	113,250
100,000	Continental Resources, Inc., 5.000%, 09/15/22 (m)	106,250
100,000	Copano Energy LLC/Copano Energy Finance Corp., 7.125%, 04/01/21	115,500
100,000	Linn Energy LLC/Linn Energy Finance Corp., 6.500%, 05/15/19 (m)	104,625
100,000	Oasis Petroleum, Inc., 7.250%, 02/01/19	108,500
50,000	PetroBakken Energy Ltd., (Canada), 8.625%, 02/01/20 (e)	51,000
125,000	Plains Exploration & Production Co., 6.750%, 02/01/22 (m)	139,219
100,000	QEP Resources, Inc., 5.250%, 05/01/23	102,500

		840,844

	Total Energy	1,605,281

	Financials — 0.1%
	Commercial Banks — 0.0% (g)
150,000	CIT Group, Inc., 5.000%, 08/15/22 (m)	160,168

	Consumer Finance — 0.0% (g)
100,000	Ally Financial, Inc., 5.500%, 02/15/17 (m)	108,174

	Real Estate Investment Trusts (REITs) — 0.1%
100,000	Felcor Lodging LP, 6.750%, 06/01/19	108,500
150,000	MPT Operating Partnership LP/MPT Finance Corp., 6.875%, 05/01/21	162,750

		271,250

	Total Financials	539,592

	Health Care — 0.1%
	Health Care Equipment & Supplies — 0.0% (g)
100,000	Universal Hospital Services, Inc., 7.625%, 08/15/20 (e)	107,500

	Health Care Providers & Services — 0.1%
125,000	DaVita HealthCare Partners, Inc., 6.625%, 11/01/20 (m)	135,391
150,000	Fresenius Medical Care U.S. Finance II, Inc., 5.875%, 01/31/22 (e) (m)	167,437
200,000	HCA Holdings, Inc., 7.750%, 05/15/21 (m)	222,875
100,000	LifePoint Hospitals, Inc., 6.625%, 10/01/20	108,500
100,000	MultiPlan, Inc., 9.875%, 09/01/18 (e)	111,125
150,000	Tenet Healthcare Corp., 6.250%, 11/01/18	166,500
100,000	Vanguard Health Holding Co. II LLC/Vanguard Holding Co. II, Inc., 7.750%, 02/01/19	107,000

		1,018,828

	Health Care Technology — 0.0% (g)
100,000	MedAssets, Inc., 8.000%, 11/15/18	109,250

	Pharmaceuticals — 0.0% (g)
150,000	Valeant Pharmaceuticals International, 6.750%, 10/01/17 (e) (m)	161,063

	Total Health Care	1,396,641

	Industrials — 0.2%
	Aerospace & Defense — 0.0% (g)
100,000	Spirit Aerosystems, Inc., 7.500%, 10/01/17	106,250
125,000	TransDigm, Inc., 5.500%, 10/15/20 (e) (m)	130,313

		236,563

	Building Products — 0.0% (g)
75,000	Building Materials Corp. of America, 6.750%, 05/01/21 (e)	81,937

	Commercial Services & Supplies — 0.1%
100,000	Clean Harbors, Inc., 5.250%, 08/01/20	103,250
150,000	Iron Mountain, Inc., 8.000%, 06/15/20	157,125
	West Corp.,
100,000	7.875%, 01/15/19	106,500
50,000	8.625%, 10/01/18	54,250

		421,125

	Industrial Conglomerates — 0.0% (g)
125,000	RBS Global, Inc./Rexnord LLC, 8.500%, 05/01/18	137,031

	Professional Services — 0.0% (g)
100,000	FTI Consulting, Inc., 6.000%, 11/15/22 (e)	105,750

	Road & Rail — 0.1%
125,000	Avis Budget Car Rental LLC/Avis Budget Finance, Inc., 8.250%, 01/15/19	138,594
	Hertz Corp. (The),
100,000	6.750%, 04/15/19	109,125

JPMorgan Access Growth Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2013 (Unaudited) (continued)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — Continued
	Road & Rail — Continued
100,000	7.375%, 01/15/21	111,250
150,000	United Rentals North America, Inc., 8.250%, 02/01/21	169,875

		528,844

	Total Industrials	1,511,250

	Information Technology — 0.1%
	Communications Equipment — 0.0% (g)
150,000	CommScope, Inc., 8.250%, 01/15/19 (e)	162,750

	Internet Software & Services — 0.0% (g)
100,000	Equinix, Inc., 7.000%, 07/15/21	111,000
100,000	IAC/InterActiveCorp., 4.750%, 12/15/22 (e)	97,750

		208,750

	IT Services — 0.1%
150,000	Alliance Data Systems Corp., 6.375%, 04/01/20 (e)	161,625
125,000	SunGard Data Systems, Inc., 7.625%, 11/15/20	135,468
100,000	WEX, Inc., 4.750%, 02/01/23 (e)	96,750

		393,843

	Semiconductors & Semiconductor Equipment — 0.0% (g)
100,000	Sensata Technologies B.V., (Netherlands), 6.500%, 05/15/19 (e)	107,750

	Software — 0.0% (g)
125,000	Infor U.S., Inc., 9.375%, 04/01/19	141,719
100,000	Nuance Communications, Inc., 5.375%, 08/15/20 (e)	101,250

		242,969

	Total Information Technology	1,116,062

	Materials — 0.0% (g)
	Chemicals — 0.0% (g)
100,000	Rockwood Specialties Group, Inc., 4.625%, 10/15/20	102,500

	Metals & Mining — 0.0% (g)
100,000	FMG Resources August 2006 Pty Ltd., (Australia), 7.000%, 11/01/15 (e) (m)	104,750
75,000	JMC Steel Group, Inc., 8.250%, 03/15/18 (e)	79,500

		184,250

	Total Materials	286,750

	Telecommunication Services — 0.2%
	Diversified Telecommunication Services — 0.2%
	CenturyLink, Inc.,
100,000	5.800%, 03/15/22	101,250
125,000	6.450%, 06/15/21 (m)	132,500
150,000	Frontier Communications Corp., 8.500%, 04/15/20 (m)	169,875
200,000	GCI, Inc., 6.750%, 06/01/21	187,500
100,000	Level 3 Financing, Inc., 8.125%, 07/01/19 (m)	110,000
150,000	PAETEC Holding Corp., 9.875%, 12/01/18	172,125
100,000	SBA Telecommunications, Inc., 5.750%, 07/15/20 (e)	104,000
100,000	tw telecom holdings, inc., 5.375%, 10/01/22	104,250
150,000	UPCB Finance V Ltd., (Cayman Islands), 7.250%, 11/15/21 (e)	165,750
67,000	Virgin Media Finance plc, (United Kingdom), 8.375%, 10/15/19 (m)	74,873
100,000	Windstream Corp., 7.750%, 10/15/20 (m)	108,500
100,000	Zayo Group LLC/Zayo Capital, Inc., 8.125%, 01/01/20	112,000

		1,542,623

	Wireless Telecommunication Services — 0.0% (g)
150,000	Crown Castle International Corp., 5.250%, 01/15/23 (m)	152,625
100,000	Sprint Nextel Corp., 7.000%, 03/01/20 (e) (m)	116,500

		269,125

	Total Telecommunication Services	1,811,748

	Utilities — 0.1%
	Gas Utilities — 0.1%
100,000	AmeriGas Finance LLC/AmeriGas Finance Corp., 7.000%, 05/20/22 (m)	108,750
150,000	Ferrellgas LP/Ferrellgas Finance Corp., 6.500%, 05/01/21	154,875
100,000	Genesis Energy LP/Genesis Energy Finance Corp., 7.875%, 12/15/18	109,750
100,000	MarkWest Energy Partners LP/MarkWest Energy Finance Corp., 4.500%, 07/15/23	97,875
100,000	Regency Energy Partners LP/Regency Energy Finance Corp., 6.500%, 07/15/21	110,000

JPMorgan Access Growth Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2013 (Unaudited) (continued)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — Continued
	Gas Utilities — Continued
84,000	Suburban Propane Partners LP/Suburban Energy Finance Corp., 7.500%, 10/01/18	91,140

		672,390

	Independent Power Producers & Energy Traders — 0.0% (g)
150,000	AES Corp., 7.375%, 07/01/21 (m)	174,000
180,000	Calpine Corp., 7.500%, 02/15/21 (e) (m)	197,550
100,000	NRG Energy, Inc., 6.625%, 03/15/23 (e) (m)	106,000

		477,550

	Total Utilities	1,149,940

	Total Corporate Bonds (Cost $14,116,780)	14,768,536

Structured Notes — 7.4%
	Fixed Income — 1.0%
8,000,000	Goldman Sachs Group, Inc., (The) Currency-Linked Medium-Term Notes, Series D, Linked to the Performance of the Mexican Peso against the U.S. Dollar, 12/04/13 (a)	8,677,291

	U.S. Equity — 2.1%
17,000,000	Credit Suisse, Return Enhanced Notes, Linked to the S&P 500® Index, maximum return of 21.500% due 01/13/14 (a)	18,800,300

	International Equity — 4.3%
11,800,000	BNP Paribas, Contingent Buffered Market Plus Notes, Linked to the Performance of the EURO STOXX 50 Index, 10/08/13 (a)	12,104,440
11,400,000	BNP Paribas, Return Notes, Linked to the Performance of the MSCI Daily Total Return Net World Index, 101% of the index, 06/14/13 (a)	14,100,660
11,600,000	Deutsche Bank AG, Linked to the MSCI Daily Total Return Net World USD Index, 01/29/14 (a)	11,922,364

		38,127,464

	Total Structured Notes (Cost $59,800,000)	65,605,055

Loan Assignments — 0.0% (g)
	Consumer Discretionary — 0.0% (g)
	Multiline Retail — 0.0% (g)
99,750	BJ’s Wholesale Club, 1st Lien New 2013 Replacement Loan, VAR, 4.250%, 09/26/19	100,602

	Industrials — 0.0% (g)
	Aerospace & Defense — 0.0% (g)
100,000	Hamilton Sunstrand Corp., Refinancing Term Loan, VAR, 4.000%, 12/13/19 ^	100,731

	Total Loan Assignments (Cost 198,752)	201,333

	Total Investments — 99.9% (Cost $807,265,988)	889,711,382
	Other Assets in Excess of Liabilities — 0.1%	641,942

	NET ASSETS — 100.0%	$890,353,324

Percentages indicated are based on net assets.

PORTFOLIO COMPOSITION BY COUNTRY*
United States	92.2%
United Kingdom	1.2
France	1.0
Others (each less than 1.0%)	5.6%

*	Percentages indicated are based upon total investments as of March 31, 2013.

JPMorgan Access Growth Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2013 (Unaudited) (continued)

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS:

ADR	— American Depositary Receipt
EAFE	— Europe, Australasia, and Far East
ETF	— Exchange Traded Fund
FDR	— Fiduciary Depositary Receipt
GDR	— Global Depositary Receipt
MSCI	— Morgan Stanley Capital International
SPDR	— Standard & Poor’s Depositary Receipts
USD	— United States Dollar
VAR	— Variable Rate Security. The interest rate shown is the rate in effect as of March 31, 2013.

(a)	— Non-income producing security.
(b)	— Investment in affiliate. Fund registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(e)

—     Security is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. Unless otherwise indicated, this security has been determined to be liquid under procedures established by the Board of Trustees and may be resold in transactions exempt from registration, normally to qualified institutional buyers.

(g)	— Amount rounds to less than 0.1%.
(i)	— Security has been deemed illiquid pursuant to procedures approved by the Board of Trustees and may be difficult to sell.
(l)	— The rate shown is the current yield as of March 31, 2013.
(m)

—     All or a portion of this security is reserved and/or pledged with the custodian for current or potential holdings of futures, swaps, options, TBAs, when-issued securities, delayed delivery securities, reverse repurchase agreements, unfunded commitments and/or forward foreign currency exchange contracts.

^	— All or a portion of the security is unsettled as of March 31, 2013. Unless otherwise indicated, the coupon rate is undetermined. The coupon rate shown may not be accrued for the entire position.

The value and percentage, based on total investments, of the investments that apply the fair valuation policy for the international investments is approximately $53,924,000 and 6.1% respectively.

As of March 31, 2013, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$85,681,477
Aggregate gross unrealized depreciation	(3,236,083)

Net unrealized appreciation/depreciation	$82,445,394

Federal income tax cost of investments	$807,265,988

JPMorgan Access Growth Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2013 (Unaudited) (continued)

A. Valuation of Investments — Fixed income securities (other than certain short-term investments maturing in less than 61 days) are valued each day based on prices received from independent or affiliated pricing services approved by the Board of Trustees or third party broker-dealers. The broker-dealers or pricing services use multiple valuation techniques to determine fair value. In instances where sufficient market activity exists, the broker-dealers or pricing services may utilize a market-based approach through which quotes from market makers are used to determine fair value. In instances where sufficient market activity may not exist or is limited, the broker-dealers or pricing services also utilize proprietary valuation models which may consider market transactions in comparable securities and the various relationships between securities in determining fair value and/or market characteristics such as benchmark yield curves, option-adjusted spreads, credit spreads, estimated default rates, coupon-rates, anticipated timing of principal repayments, underlying collateral, and other unique security features in order to estimate the relevant cash flows, which are then discounted to calculate the fair values. Equity securities listed on a North American, Central American, South American or Caribbean securities exchange shall generally be valued at the last sale price on the exchange on which the security is principally traded that is reported before the time when the net assets of the Fund are valued. The value of securities listed on The NASDAQ Stock Market LLC shall generally be the NASDAQ Official Closing Price. Generally, short-term investments of sufficient credit quality maturing in less than 61 days are valued at amortized cost, which approximates fair value.

Certain investments of the Fund may, depending upon market conditions, trade in relatively thin markets and/or in markets that experience significant volatility. As a result of these conditions, the prices used by the Fund to value securities may differ from the value that would be realized if these securities were sold, and the differences could be material. Futures and options are generally valued on the basis of available market quotations. Swaps and other derivatives are valued daily, primarily using independent or affiliated pricing services approved by the Board of Trustees. If valuations are not available from such services or values received are deemed not representative of fair value, values will be obtained from a third party broker-dealer or counterparty. Investments in other open-end investment companies are valued at each investment company’s net asset value per share (“NAV”) as of the report date.

Securities or other assets for which market quotations are not readily available or for which market quotations do not represent the fair value of the security or asset at the time of pricing (including certain illiquid securities) are fair valued in accordance with procedures established by and under the supervision and responsibility of the Board of Trustees. The Board of Trustees has established an Audit and Valuation Committee to assist with the oversight of the valuation of the Fund’s securities. JPMorgan Funds Management, Inc. (the “Administrator”, or “JPMFM”), an indirect, wholly-owned subsidiary of JPMorgan Chase & Co. (“JPMorgan”), has established a Valuation Committee (“VC”) that is comprised of senior representatives from JPMFM, J.P. Morgan Investment Management Inc. (“JPMIM” or the “Advisor”), a wholly-owned subsidiary of JPMorgan Asset Management Holdings Inc. (“JPMAM”), which is a wholly-owned subsidiary of JPMorgan, JPMAM’s Legal and Compliance, JPMAM’s Risk Management and the Fund’s Chief Compliance Officer. The VC’s responsibilities include making determinations regarding Level 3 fair value measurements (“Fair Values”) and/or providing recommendations for approval to the Board of Trustees’ Audit and Valuation Committee, in accordance with the Fund’s valuation policies.

The VC or Board of Trustees, as applicable, primarily employ a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. The VC or Board of Trustees may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. It is possible that the estimated values may differ significantly from the values that would have been used had a ready market for the investments existed, and such differences could be material. JPMFM and JPMIM are responsible for monitoring developments that may impact Fair Values and for discussing and assessing Fair Values on an ongoing, and at least a quarterly, basis with the VC and Board of Trustees, as applicable. The appropriateness of Fair Values is assessed based on results of unchanged price review and consideration of macro or security specific events, back testing and broker and vendor due diligence.

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer related events after the report date and prior to issuance of the report, are not reflected herein.

JPMorgan Access Growth Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2013 (Unaudited) (continued)

The various inputs that are used in determining the fair value of the Fund’s investments are summarized into the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical securities

•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in the aggregate that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table represents each valuation input by sector as presented on the Schedule of Portfolio Investments (“SOI”):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Common Stocks
Consumer Discretionary	$20,472,503	$7,246,224	$70,001	$27,788,728
Consumer Staples	6,872,520	11,798,640	—	18,671,160
Energy	20,771,611	1,479,364	—	22,250,975
Financials	11,378,689	5,644,564	—	17,023,253
Health Care	11,239,165	6,053,522	—	17,292,687
Industrials	16,818,651	6,924,871	—	23,743,522
Information Technology	19,060,291	5,265,171	—	24,325,462
Materials	2,921,264	6,751,152	—	9,672,416
Telecommunication Services	794,079	2,283,067	—	3,077,146
Utilities	205,603	477,163	—	682,766

Total Common Stocks	110,534,376	53,923,738	70,001	164,528,115

Preferred Stocks
Telecommunication Services	76,210	—	—	76,210

Total Preferred Stocks	76,210	—	—	76,210

Debt Securities
Corporate Bonds
Consumer Discretionary	—	4,279,039	113,625	4,392,664
Consumer Staples	—	958,608	—	958,608
Energy	—	1,605,281	—	1,605,281
Financials	—	539,592	—	539,592
Health Care	—	1,396,641	—	1,396,641
Industrials	—	1,511,250	—	1,511,250
Information Technology	—	1,116,062	—	1,116,062
Materials	—	286,750	—	286,750
Telecommunication Services	—	1,811,748	—	1,811,748
Utilities	—	1,149,940	—	1,149,940

Total Corporate Bonds	—	14,654,911	113,625	14,768,536

Loan Assignments
Consumer Discretionary	—	100,602	—	100,602
Industrials	—	100,731	—	100,731

Total Loan Assignments	—	201,333	—	201,333

Structured Notes	—	65,605,055	—	65,605,055
Investment Companies	644,532,133	—	—	644,532,133

Total Investments in Securities	$755,142,719	$134,385,037	$183,626	$889,711,382

There were no transfers between Levels 1 and 2 during the period ended March 31, 2013.

JPMorgan Alternative Strategies Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2013 (Unaudited)

SHARES	SECURITY DESCRIPTION	VALUE ($)
Common Stocks — 4.2%
Consumer Discretionary — 2.0%
	Household Durables — 2.0%
1,632	D.R. Horton, Inc.	39,658
848	Lennar Corp., Class A	35,175
399	MDC Holdings, Inc.	14,623
377	Meritage Homes Corp. (a)	17,666
1,871	PulteGroup, Inc. (a)	37,869
3,374	Standard Pacific Corp. (a)	29,152
988	Toll Brothers, Inc. (a)	33,829

	Total Consumer Discretionary	207,972

Energy — 0.3%
	Oil, Gas & Consumable Fuels — 0.3%
84	Copano Energy LLC	3,403
115	Kinder Morgan Management LLC (a)	10,103
230	Linn Energy LLC	8,717
46	NuStar GP Holdings LLC	1,495

	Total Energy	23,718

Financials — 1.0%
	Diversified Financial Services — 0.5%
4,235	Bank of America Corp.	51,582

	Real Estate Investment Trusts (REITs) — 0.5%
3,400	Annaly Capital Management, Inc.	54,026

	Total Financials	105,608

Information Technology — 0.9%
	Computers & Peripherals — 0.4%
4,030	Intermec, Inc. (a)	39,615

	Semiconductors & Semiconductor Equipment — 0.5%
307	Broadcom Corp., Class A	10,644
480	Intel Corp.	10,488
1,294	Micron Technology, Inc. (a)	12,914
328	NXP Semiconductor N.V., (Netherlands) (a)	9,925
590	Teradyne, Inc. (a)	9,570

		53,541

	Total Information Technology	93,156

	Total Common Stocks (Cost $367,881)	430,454

Master Limited Partnerships — 2.1%
Energy — 2.1%
	Oil, Gas & Consumable Fuels — 2.1%
30	Access Midstream Partners LP	1,211
20	Alliance Holdings GP LP	1,053
26	Alliance Resource Partners LP	1,656
93	Boardwalk Pipeline Partners LP	2,726
109	Buckeye Partners LP	6,666
42	DCP Midstream Partners LP	1,958
151	El Paso Pipeline Partners LP	6,623
223	Enbridge Energy Partners LP	6,721
210	Energy Transfer Equity LP	12,281
205	Energy Transfer Partners LP	10,392
706	Enterprise Products Partners LP	42,565
42	EV Energy Partner LP	2,292
59	Genesis Energy LP	2,845
139	Inergy LP	2,840
274	Kinder Morgan Energy Partners LP	24,597
42	Legacy Reserves LP	1,159
296	Magellan Midstream Partners LP	15,815
104	MarkWest Energy Partners LP	6,318
80	Natural Resource Partners LP	1,872
68	NuStar Energy LP	3,627
152	ONEOK Partners LP	8,725
41	PAA Natural Gas Storage LP	877
338	Plains All American Pipeline LP	19,090
71	PVR Partners LP	1,712
155	Regency Energy Partners LP	3,887
46	Spectra Energy Partners LP	1,810
90	Sunoco Logistics Partners LP	5,886
93	Targa Resources Partners LP	4,280
47	TC Pipelines LP	2,279
43	Teekay LNG Partners LP, (Bermuda)	1,782
54	Teekay Offshore Partners LP, (Bermuda)	1,630
58	Western Gas Partners LP	3,446
93	Williams Partners LP	4,817

	Total Energy	215,438

Utilities — 0.0% (g)
	Gas Utilities — 0.0% (g)
42	AmeriGas Partners LP	1,887
67	Ferrellgas Partners LP	1,242
61	Suburban Propane Partners LP	2,714

	Total Utilities	5,843

	Total Master Limited Partnerships (Cost $170,064)	221,281

Investment Companies — 76.5%
	Alternative Assets — 37.4%
12,713	Highbridge Dynamic Commodities Strategy Fund, Select Class Shares (a) (b)	172,262

JPMorgan Alternative Strategies Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2013 (Unaudited) (continued)

SHARES	SECURITY DESCRIPTION	VALUE ($)
Investment Companies — Continued
	Alternative Assets — Continued
70,023	Highbridge Statistical Market Neutral Fund, Select Class Shares (a) (b)	1,029,343
9,157	JPMorgan Global Natural Resources Fund, Select Class Shares (b)	91,475
105,365	JPMorgan Multi-Cap Market Neutral Fund, Select Class Shares (a) (b)	1,031,520
16,802	JPMorgan Realty Income Fund, Institutional Class Shares (b)	205,489
68,982	JPMorgan Research Market Neutral Fund, Select Class Shares (a) (b)	1,033,346
2,988	ProShares Ultra Gold (a) †	230,106
6,356	Security Capital U.S. Core Real Estate Securities Fund, Select Class Shares (b)	107,990

	Total Alternative Assets	3,901,531

	Fixed Income — 27.3%
12,348	JPMorgan Emerging Markets Debt Fund, Select Class Shares (b)	110,391
14,650	JPMorgan Emerging Markets Local Currency Debt Fund, Select Class Shares (b)	151,040
49,978	JPMorgan Floating Rate Income Fund, Select Class Shares (b)	505,273
11,236	JPMorgan High Yield Fund, Select Class Shares (b)	92,696
125,899	JPMorgan Inflation Managed Bond Fund, Select Class Shares (b)	1,363,489
52,143	JPMorgan Strategic Income Opportunities Fund, Select Class Shares (b)	622,061

	Total Fixed Income	2,844,950

	International Equity — 5.0%
18,888	JPMorgan Emerging Economies Fund, Select Class Shares (b)	259,897
11,039	JPMorgan Emerging Markets Equity Fund, Select Class Shares (b)	260,518

	Total International Equity	520,415

	U.S. Equity — 6.8%
31,425	JPMorgan Equity Income Fund, Select Class Shares (b)	356,987
14,379	JPMorgan U.S. Large Cap Core Plus Fund, Select Class Shares (b)	353,157

	Total U.S. Equity	710,144

	Total Investment Companies (Cost $7,796,464)	7,977,040

PRINCIPAL AMOUNT ($)
U.S. Treasury Obligations — 9.5%
	U.S. Treasury Inflation Indexed Notes,
60,000	2.000%, 01/15/14	77,265
395,000	2.000%, 07/15/14	510,760
407,000	U.S. Treasury Note, 1.625%, 08/15/22	401,754

	Total U.S. Treasury Obligations (Cost $984,822)	989,779

SHARES
Short-Term Investment — 8.1%
	Investment Company — 8.1%
848,332	JPMorgan Prime Money Market Fund, Institutional Class Shares, 0.050% (b) (l) (m) (Cost $848,332)	848,332

	Total Investments — 100.4% (Cost $10,167,563)	10,466,886
	Liabilities in Excess of Other Assets — (0.4)%	(38,804)

	NET ASSETS — 100.0%	$10,428,082

Percentages indicated are based on net assets.

JPMorgan Alternative Strategies Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2013 (Unaudited) (continued)

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS:

(a)	—	Non-income producing security.
(b)	—	Investment in affiliate. Fund registered under the Investment Company Act of 1940, as amended, and advised by
J.P. Morgan Investment Management Inc. or Security Capital Research Management, Incorporated.
(g)	—	Amount rounds to less than 0.1%.
(l)	—	The rate shown is the current yield as of March 31, 2013.
(m)	—	All or a portion of this security is reserved and/or pledged with the custodian for current or potential holdings of futures, swaps, options, TBAs, when-issued securities, delayed delivery securities, reverse repurchase agreements, unfunded commitments and/or forward foreign currency exchange contracts.
†	—	Publicly traded partnership that is not registered under the Investment Company Act of 1940, as amended.

Detailed information about investment portfolios of the underlying funds can be found in shareholder reports filed with the Securities and Exchange Commission (SEC) semi-annually on Form N-CSR and in certified portfolio holdings filed quarterly on Form N-Q, and are available for download from both the SEC’s as well as the Funds’ website.

As of March 31, 2013, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$354,093
Aggregate gross unrealized depreciation	(54,770)

Net unrealized appreciation/depreciation	$299,323

Federal income tax cost of investments	$10,167,563

JPMorgan Alternative Strategies Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2013 (Unaudited) (continued)

The various inputs that are used in determining the fair value of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical securities

•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in the aggregate that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table represents each valuation input as presented on the Schedule of Portfolio Investments (“SOI”):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total

Total Investments in Securities (a)	$9,477,107	$989,779	$—	$10,466,886

(a)	Portfolio holdings designated as Level 1 and Level 2 are disclosed individually in the SOI. Level 2 consists of U.S. Treasury Obligations. Please refer to the SOI for industry specifics of portfolio holdings.

There were no transfers between Levels 1 and 2 during the period ended March 31, 2013.

JPMorgan Disciplined Equity Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2013 (Unaudited)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — 97.4%
Consumer Discretionary — 13.8%
	Auto Components — 0.4%
114	Goodyear Tire & Rubber Co. (The) (a)	1,439
138	Johnson Controls, Inc.	4,822

		6,261

	Automobiles — 1.2%
668	General Motors Co. (a)	18,587

	Hotels, Restaurants & Leisure — 0.9%
88	Carnival Corp.	3,025
165	Royal Caribbean Cruises Ltd.	5,478
74	Yum! Brands, Inc.	5,345

		13,848

	Household Durables — 0.5%
95	Lennar Corp., Class A	3,928
195	PulteGroup, Inc. (a)	3,945

		7,873

	Internet & Catalog Retail — 0.5%
29	Amazon.com, Inc. (a)	7,846
8	Expedia, Inc.	504

		8,350

	Media — 5.4%
380	CBS Corp. (Non-Voting), Class B	17,738
302	Comcast Corp., Class A	12,691
173	DIRECTV (a)	9,777
28	New York Times Co. (The), Class A (a)	269
199	Time Warner Cable, Inc.	19,116
370	Time Warner, Inc.	21,301
54	Walt Disney Co. (The)	3,039

		83,931

	Multiline Retail — 1.1%
210	J.C. Penney Co., Inc.	3,173
212	Target Corp.	14,529

		17,702

	Specialty Retail — 3.2%
22	Abercrombie & Fitch Co., Class A	998
14	AutoZone, Inc. (a)	5,698
25	Bed Bath & Beyond, Inc. (a)	1,585
221	Home Depot, Inc. (The)	15,421
288	Lowe’s Cos., Inc.	10,908
82	Ross Stores, Inc.	4,995
236	TJX Cos., Inc.	11,014

		50,619

	Textiles, Apparel & Luxury Goods — 0.6%
104	Coach, Inc.	5,199
21	V.F. Corp.	3,457

		8,656

	Total Consumer Discretionary	215,827

Consumer Staples — 8.7%
	Beverages — 2.4%
369	Coca-Cola Co. (The)	14,915
156	Coca-Cola Enterprises, Inc.	5,763
219	PepsiCo, Inc.	17,317

		37,995

	Food & Staples Retailing — 0.8%
147	CVS Caremark Corp.	8,067
118	Kroger Co. (The)	3,904

		11,971

	Food Products — 2.3%
261	Archer-Daniels-Midland Co.	8,814
192	General Mills, Inc.	9,471
50	Kellogg Co.	3,196
492	Mondelez International, Inc., Class A	15,069

		36,550

	Household Products — 1.5%
66	Energizer Holdings, Inc.	6,612
13	Kimberly-Clark Corp.	1,245
192	Procter & Gamble Co. (The)	14,816

		22,673

	Tobacco — 1.7%
293	Philip Morris International, Inc.	27,207

	Total Consumer Staples	136,396

Energy — 11.5%
	Energy Equipment & Services — 3.7%
157	Baker Hughes, Inc.	7,306
224	Ensco plc, (United Kingdom), Class A	13,416
110	Halliburton Co.	4,453
104	National Oilwell Varco, Inc.	7,337
150	Noble Corp., (Switzerland)	5,730
264	Schlumberger Ltd.	19,741

		57,983

	Oil, Gas & Consumable Fuels — 7.8%
80	Anadarko Petroleum Corp.	6,996
39	Apache Corp.	3,025
202	Cheniere Energy, Inc. (a)	5,648
116	Chevron Corp.	13,726
240	ConocoPhillips	14,424
144	Energen Corp.	7,479

JPMorgan Disciplined Equity Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2013 (Unaudited) (continued)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — Continued
	Oil, Gas & Consumable Fuels — Continued
83	EOG Resources, Inc.	10,681
391	Exxon Mobil Corp.	35,223
48	Marathon Petroleum Corp.	4,319
104	Occidental Petroleum Corp.	8,145
82	Phillips 66	5,737
210	Williams Cos., Inc. (The)	7,859

		123,262

	Total Energy	181,245

Financials — 14.3%
	Capital Markets — 2.1%
48	Goldman Sachs Group, Inc. (The)	6,993
132	Invesco Ltd.	3,833
572	Morgan Stanley	12,570
175	State Street Corp.	10,341

		33,737

	Commercial Banks — 3.1%
120	BB&T Corp.	3,767
53	CIT Group, Inc. (a)	2,291
66	Comerica, Inc.	2,384
58	East West Bancorp, Inc.	1,497
56	SunTrust Banks, Inc.	1,610
22	SVB Financial Group (a)	1,532
911	Wells Fargo & Co.	33,707
58	Zions Bancorporation	1,459

		48,247

	Consumer Finance — 0.3%
73	Capital One Financial Corp.	4,001

	Diversified Financial Services — 3.4%
2,020	Bank of America Corp.	24,609
663	Citigroup, Inc.	29,352

		53,961

	Insurance — 3.5%
67	ACE Ltd., (Switzerland)	5,954
89	Aflac, Inc.	4,625
158	American International Group, Inc. (a)	6,145
42	Aon plc, (United Kingdom)	2,571
46	Berkshire Hathaway, Inc., Class B (a)	4,835
7	Everest Re Group Ltd., (Bermuda)	870
385	Hartford Financial Services Group, Inc.	9,925
12	Lincoln National Corp.	398
353	MetLife, Inc.	13,417
108	Prudential Financial, Inc.	6,383

		55,123

	Real Estate Investment Trusts (REITs) — 1.7%
311	CBL & Associates Properties, Inc.	7,347
188	DiamondRock Hospitality Co.	1,751
39	Equity Residential	2,131
101	LaSalle Hotel Properties	2,573
50	Plum Creek Timber Co., Inc.	2,610
68	Post Properties, Inc.	3,203
19	Simon Property Group, Inc.	3,076
110	Weyerhaeuser Co.	3,449

		26,140

	Real Estate Management & Development — 0.2%
129	St. Joe Co. (The) (a)	2,750

	Total Financials	223,959

Health Care — 12.6%
	Biotechnology — 3.9%
79	Alexion Pharmaceuticals, Inc. (a)	7,251
125	Biogen Idec, Inc. (a)	24,017
160	Celgene Corp. (a)	18,496
78	Onyx Pharmaceuticals, Inc. (a)	6,887
80	Vertex Pharmaceuticals, Inc. (a)	4,393

		61,044

	Health Care Equipment & Supplies — 2.3%
120	Baxter International, Inc.	8,695
149	Boston Scientific Corp. (a)	1,166
171	CareFusion Corp. (a)	5,990
168	Covidien plc, (Ireland)	11,389
16	Intuitive Surgical, Inc. (a)	8,056

		35,296

	Health Care Providers & Services — 1.8%
42	DaVita HealthCare Partners, Inc. (a)	4,981
137	Humana, Inc.	9,490
245	UnitedHealth Group, Inc.	14,015

		28,486

	Health Care Technology — 0.1%
22	Cerner Corp. (a)	2,037

	Life Sciences Tools & Services — 0.3%
7	Mettler-Toledo International, Inc. (a)	1,557
39	Thermo Fisher Scientific, Inc.	2,960

		4,517

	Pharmaceuticals — 4.2%
64	Allergan, Inc.	7,144
385	Johnson & Johnson	31,422
496	Merck & Co., Inc.	21,940

JPMorgan Disciplined Equity Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2013 (Unaudited) (continued)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — Continued
	Pharmaceuticals — Continued
81	Valeant Pharmaceuticals International, Inc., (Canada) (a)	6,054

		66,560

	Total Health Care	197,940

Industrials — 11.7%
	Aerospace & Defense — 2.6%
1	Boeing Co. (The)	60
34	General Dynamics Corp.	2,404
147	Honeywell International, Inc.	11,061
9	L-3 Communications Holdings, Inc.	753
12	Rockwell Collins, Inc.	783
282	United Technologies Corp.	26,302

		41,363

	Airlines — 0.7%
209	Delta Air Lines, Inc. (a)	3,444
322	Southwest Airlines Co.	4,338
207	US Airways Group, Inc. (a)	3,518

		11,300

	Building Products — 0.5%
368	Masco Corp.	7,454

	Construction & Engineering — 1.5%
325	Fluor Corp.	21,567
28	Jacobs Engineering Group, Inc. (a)	1,564

		23,131

	Electrical Equipment — 1.2%
349	Emerson Electric Co.	19,519

	Industrial Conglomerates — 1.1%
111	3M Co.	11,790
207	General Electric Co.	4,776

		16,566

	Machinery — 1.7%
25	Cummins, Inc.	2,849
40	Deere & Co.	3,465
5	Flowserve Corp.	771
19	Kennametal, Inc.	757
195	PACCAR, Inc.	9,872
16	Parker Hannifin Corp.	1,420
65	SPX Corp.	5,117
21	Terex Corp. (a)	733
51	Xylem, Inc.	1,414

		26,398

	Road & Rail — 2.0%
485	CSX Corp.	11,943
31	Ryder System, Inc.	1,834
124	Union Pacific Corp.	17,685

		31,462

	Trading Companies & Distributors — 0.4%
28	W.W. Grainger, Inc.	6,254

	Total Industrials	183,447

Information Technology — 17.7%
	Communications Equipment — 1.6%
897	Cisco Systems, Inc.	18,766
88	QUALCOMM, Inc.	5,891

		24,657

	Computers & Peripherals — 4.0%
115	Apple, Inc.	50,774
240	EMC Corp. (a)	5,722
183	Hewlett-Packard Co.	4,353
28	SanDisk Corp. (a)	1,529

		62,378

	Internet Software & Services — 2.6%
81	eBay, Inc. (a)	4,408
45	Google, Inc., Class A (a)	36,041

		40,449

	IT Services — 4.0%
150	Accenture plc, (Ireland), Class A	11,396
153	Cognizant Technology Solutions Corp., Class A (a)	11,714
104	Fidelity National Information Services, Inc.	4,113
90	Genpact Ltd.	1,633
72	International Business Machines Corp.	15,400
6	Jack Henry & Associates, Inc.	291
6	Mastercard, Inc., Class A	3,301
15	Teradata Corp. (a)	895
88	Visa, Inc., Class A	14,997

		63,740

	Semiconductors & Semiconductor Equipment — 2.1%
84	Avago Technologies Ltd., (Singapore)	3,007
272	Broadcom Corp., Class A	9,441
68	KLA-Tencor Corp.	3,586
112	Lam Research Corp. (a)	4,659
282	LSI Corp. (a)	1,911
178	Micron Technology, Inc. (a)	1,778
251	Texas Instruments, Inc.	8,913

		33,295

JPMorgan Disciplined Equity Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2013 (Unaudited) (continued)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — Continued
	Software — 3.4%
203	Adobe Systems, Inc. (a)	8,846
85	Citrix Systems, Inc. (a)	6,126
655	Microsoft Corp.	18,729
573	Oracle Corp.	18,532
44	Splunk, Inc. (a)	1,753

		53,986

	Total Information Technology	278,505

Materials — 3.1%
	Chemicals — 2.2%
86	Air Products & Chemicals, Inc.	7,495
63	Axiall Corp.	3,935
5	CF Industries Holdings, Inc.	1,028
309	Dow Chemical Co. (The)	9,826
197	E.I. du Pont de Nemours & Co.	9,699
40	LyondellBasell Industries N.V., (Netherlands), Class A	2,550

		34,533

	Containers & Packaging — 0.1%
52	Crown Holdings, Inc. (a)	2,160

	Metals & Mining — 0.8%
780	Alcoa, Inc.	6,646
310	Alumina Ltd., (Australia), ADR (a)	1,427
38	Freeport-McMoRan Copper & Gold, Inc.	1,264
33	Nucor Corp.	1,500
27	Walter Energy, Inc.	764

		11,601

	Total Materials	48,294

Telecommunication Services — 1.5%
	Diversified Telecommunication Services — 1.5%
142	AT&T, Inc.	5,217
365	Verizon Communications, Inc.	17,955

	Total Telecommunication Services	23,172

Utilities — 2.5%
	Electric Utilities — 1.5%
114	Edison International	5,747
148	Exelon Corp.	5,096
98	NextEra Energy, Inc.	7,646
217	NV Energy, Inc.	4,348

		22,837

	Gas Utilities — 0.1%
50	AGL Resources, Inc.	2,093

	Multi-Utilities — 0.9%
161	NiSource, Inc.	4,709
126	Sempra Energy	10,097

		14,806

	Total Utilities	39,736

	Total Common Stocks (Cost $1,265,406)	1,528,521

PRINCIPAL AMOUNT($)
Short-Term Investments — 2.5%
	U.S. Treasury Obligation — 0.2%
2,530	U.S. Treasury Bill, 0.178%, 05/30/13 (k) (n) (Cost $2,529)	2,529

SHARES
	Investment Company — 2.3%
35,872	JPMorgan Prime Money Market Fund, Institutional Class Shares, 0.050% (b) (l) (m) (Cost $35,872)	35,872

	Total Short-Term Investments (Cost $38,401)	38,401

	Total Investments — 99.9% (Cost $1,303,807)	1,566,922
	Other Assets in Excess of Liabilities — 0.1%	2,242

	NET ASSETS — 100.0%	$1,569,164

Percentages indicated are based on net assets.

JPMorgan Disciplined Equity Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2013 (Unaudited) (continued)

(Amounts in thousands, except number of contracts)

Futures Contracts

NUMBER OF CONTRACTS	DESCRIPTION	EXPIRATION DATE	NOTIONAL VALUE AT 03/31/13	NET UNREALIZED APPRECIATION (DEPRECIATION)
	Long Futures Outstanding
476	E-mini S&P 500	06/21/13	$37,192	$464

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS:

ADR	—	American Depositary Receipt

(a)	—	Non-income producing security.
(b)	—	Investment in affiliate. Money market fund registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(k)	—	All or a portion of this security is deposited with the broker as collateral for futures or with brokers as initial margin for futures contracts.
(l)	—	The rate shown is the current yield as of March 31, 2013.
(m)	—	All or a portion of this security is reserved and/or pledged with the custodian for current or potential holdings of futures, swaps, options, TBAs, when-issued securities, delayed delivery securities, reverse repurchase agreements, unfunded commitments and/or forward foreign currency exchange contracts.
(n)	—	The rate shown is the effective yield at the date of purchase.

As of March 31, 2013, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$266,563
Aggregate gross unrealized depreciation	(3,448)

Net unrealized appreciation/depreciation	$263,115

Federal income tax cost of investments	$1,303,807

JPMorgan Disciplined Equity Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2013 (Unaudited) (continued)

(Amounts in thousands, except number of contracts)

The various inputs that are used in determining the fair value of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical securities

•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in the aggregate that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table represents each valuation input as presented on the Schedule of Portfolio Investments (“SOI”) (amounts in thousands):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$1,564,393	$2,529	$—	$1,566,922
Appreciation in Other Financial Instruments
Futures Contracts	$464	$—	$—	$464

(a)	All portfolio holdings designated as Level 1 and Level 2 are disclosed individually in the SOI. Level 2 consists of a U.S. Treasury Bill that is held for futures collateral. Please refer to the SOI for industry specifics of portfolio holdings.

There were no transfers between Levels 1 and 2 during the period ended March 31, 2013.

JPMorgan Diversified Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2013 (Unaudited)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — 55.4%
Consumer Discretionary — 8.1%
	Auto Components — 0.3%
5	Continental AG, (Germany)	615
2	Cooper Tire & Rubber Co.	56
2	Dana Holding Corp.	32
4	Goodyear Tire & Rubber Co. (The) (a)	47
1	Hyundai Mobis, (South Korea)	292
40	Johnson Controls, Inc.	1,412
3	Spartan Motors, Inc.	15
7	Valeo S.A., (France)	358

		2,827

	Automobiles — 1.1%
260	Astra International Tbk PT, (Indonesia)	212
240	Dongfeng Motor Group Co., Ltd., (China), Class H	338
22	Ford Motor Co.	292
89	General Motors Co. (a)	2,468
68	Great Wall Motor Co., Ltd., (China), Class H	230
12	Harley-Davidson, Inc.	642
47	Honda Motor Co., Ltd., (Japan)	1,814
3	Hyundai Motor Co., (South Korea)	600
8	Kia Motors Corp., (South Korea)	415
33	Nissan Motor Co., Ltd., (Japan)	324
13	Tata Motors Ltd., (India), ADR	323
9	Tesla Motors, Inc. (a)	329
21	Tofas Turk Otomobil Fabrikasi A.S., (Turkey)	155
19	Toyota Motor Corp., (Japan)	954
56	UMW Holdings Bhd, (Malaysia)	243

		9,339

	Distributors — 0.1%
8	Genuine Parts Co.	608
17	Imperial Holdings Ltd., (South Africa)	384

		992

	Diversified Consumer Services — 0.1%
1	Bright Horizons Family Solutions, Inc. (a)	27
3	Coinstar, Inc. (a)	158
6	H&R Block, Inc.	182
1	Mac-Gray Corp.	12
2	Regis Corp.	38
10	Sotheby’s	378

		795

	Hotels, Restaurants & Leisure — 1.1%
12	Accor S.A., (France)	408
3	Ameristar Casinos, Inc.	84
17	Apollo Global Management LLC, Class A	367
3	Bally Technologies, Inc. (a)	146
1	Biglari Holdings, Inc. (a)	187
10	Brinker International, Inc.	361
7	Carnival Corp.	247
1	CEC Entertainment, Inc.	36
– (h)	DineEquity, Inc.	7
37	InterContinental Hotels Group plc, (United Kingdom)	1,122
2	Interval Leisure Group, Inc.	46
7	Kangwon Land, Inc., (South Korea)	198
11	Las Vegas Sands Corp.	593
20	Marriott International, Inc., Class A	832
3	McDonald’s Corp.	269
2	Red Robin Gourmet Burgers, Inc. (a)	96
18	Royal Caribbean Cruises Ltd.	613
188	Sands China Ltd., (China)	976
130	SJM Holdings Ltd., (Hong Kong)	325
11	Sodexo, (France)	998
10	Sonic Corp. (a)	134
8	Town Sports International Holdings, Inc.	77
3	Wyndham Worldwide Corp.	181
12	Yum! Brands, Inc.	889

		9,192

	Household Durables — 0.4%
7	American Greetings Corp., Class A	109
24	Arcelik A.S., (Turkey)	171
3	Blyth, Inc.	49
12	Brookfield Residential Properties, Inc., (Canada) (a)	282
2	CSS Industries, Inc.	47
24	Electrolux AB, (Sweden), Series B,	620
28	Even Construtora e Incorporadora S.A., (Brazil)	135
8	Ez Tec Empreendimentos e Participacoes S.A., (Brazil)	100
4	Jarden Corp. (a)	180
6	Leggett & Platt, Inc.	193
6	Lennar Corp., Class A	232
3	Lifetime Brands, Inc.	33
– (h)	NACCO Industries, Inc., Class A	16
– (h)	NVR, Inc. (a)	484
17	PulteGroup, Inc. (a)	352

JPMorgan Diversified Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2013 (Unaudited) (continued)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — Continued
	Household Durables — Continued
316	Skyworth Digital Holdings Ltd., (Hong Kong)	213
1	TRI Pointe Homes, Inc. (a)	18
1	Whirlpool Corp.	107

		3,341

	Internet & Catalog Retail — 0.5%
8	Amazon.com, Inc. (a)	2,169
13	Expedia, Inc.	762
2	Overstock.com, Inc. (a)	31
16	PetMed Express, Inc.	212
1	priceline.com, Inc. (a)	687

		3,861

	Leisure Equipment & Products — 0.0% (g)
– (h)	Arctic Cat, Inc. (a)	12
3	Brunswick Corp.	113

		125

	Media — 1.7%
27	Belo Corp., Class A	267
26	CBS Corp. (Non-Voting), Class B	1,201
20	Clear Channel Outdoor Holdings, Inc., Class A (a)	148
60	Comcast Corp., Class A	2,534
16	DIRECTV (a)	918
25	DISH Network Corp., Class A	951
22	Entercom Communications Corp., Class A (a)	162
5	Gannett Co., Inc.	101
3	Journal Communications, Inc., Class A (a)	20
1	New York Times Co. (The), Class A (a)	9
6	Nexstar Broadcasting Group, Inc., Class A	105
25	Pearson plc, (United Kingdom)	447
5	Scholastic Corp.	120
1	Sinclair Broadcast Group, Inc., Class A	20
15	Time Warner Cable, Inc.	1,479
73	Time Warner, Inc.	4,180
6	Viacom, Inc., Class B	394
14	Walt Disney Co. (The)	815
45	WPP plc, (United Kingdom)	714

		14,585

	Multiline Retail — 0.5%
3	Bon-Ton Stores, Inc. (The)	35
5	Dillard’s, Inc., Class A	353
7	J.C. Penney Co., Inc.	103
19	Kohl’s Corp.	853
13	Macy’s, Inc.	544
66	Marks & Spencer Group plc, (United Kingdom)	390
3	PPR, (France)	665
3	Saks, Inc. (a)	34
19	Target Corp.	1,281

		4,258

	Specialty Retail — 1.6%
1	Abercrombie & Fitch Co., Class A	32
2	ANN, Inc. (a)	70
5	AutoZone, Inc. (a)	1,944
10	Bed Bath & Beyond, Inc. (a)	670
428	Belle International Holdings Ltd., (Hong Kong)	715
4	Brown Shoe Co., Inc.	65
7	Conn’s, Inc. (a)	239
2	GameStop Corp., Class A	59
4	Gap, Inc. (The)	152
55	Home Depot, Inc. (The)	3,849
118	Kingfisher plc, (United Kingdom)	517
25	Lowe’s Cos., Inc.	940
16	Office Depot, Inc. (a)	61
8	O’Reilly Automotive, Inc. (a)	781
6	PetSmart, Inc.	373
– (h)	Rent-A-Center, Inc.	15
– (h)	Restoration Hardware Holdings, Inc. (a)	4
17	Ross Stores, Inc.	1,030
6	Stein Mart, Inc.	51
20	TJX Cos., Inc.	949
22	Williams-Sonoma, Inc.	1,123

		13,639

	Textiles, Apparel & Luxury Goods — 0.7%
428	Bosideng International Holdings Ltd., (Hong Kong)	133
30	Burberry Group plc, (United Kingdom)	617
16	Cie Financiere Richemont S.A., (Switzerland), Class A	1,286
3	Coach, Inc.	168
15	Hanesbrands, Inc. (a)	692
3	Iconix Brand Group, Inc. (a)	66
7	Jones Group, Inc. (The)	83
5	Lululemon Athletica, Inc., (Canada) (a)	328
4	LVMH Moet Hennessy Louis Vuitton S.A., (France)	704
13	Michael Kors Holdings Ltd., (Hong Kong) (a)	751

JPMorgan Diversified Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2013 (Unaudited) (continued)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — Continued
	Textiles, Apparel & Luxury Goods — Continued
166	Pou Chen Corp., (Taiwan)	178
1	Unifi, Inc. (a)	10
5	V.F. Corp.	795
7	Wolverine World Wide, Inc.	329

		6,140

	Total Consumer Discretionary	69,094

Consumer Staples — 4.2%
	Beverages — 0.9%
10	Anheuser-Busch InBev N.V., (Belgium)	985
3	Carlsberg A/S, (Denmark), Class B	284
45	Coca-Cola Co. (The)	1,829
5	Coca-Cola Enterprises, Inc.	186
1	Constellation Brands, Inc., Class A (a)	31
4	Diageo plc, (United Kingdom), ADR	541
10	Dr. Pepper Snapple Group, Inc.	451
4	Hite Jinro Co., Ltd., (South Korea)	124
3	Molson Coors Brewing Co., Class B	142
17	PepsiCo, Inc.	1,348
5	Pernod-Ricard S.A., (France)	591
16	SABMiller plc, (United Kingdom)	849

		7,361

	Food & Staples Retailing — 0.5%
– (h)	Arden Group, Inc., Class A	30
6	Cia Brasileira de Distribuicao Grupo Pao de Acucar, (Brazil), ADR	296
28	Clicks Group Ltd., (South Africa)	178
13	CVS Caremark Corp.	695
4	Kroger Co. (The)	126
135	Rite Aid Corp. (a)	257
23	Seven & I Holdings Co., Ltd., (Japan)	757
13	SUPERVALU, Inc.	66
110	Tesco plc, (United Kingdom)	638
19	Walgreen Co.	920
3	Wal-Mart Stores, Inc.	236

		4,199

	Food Products — 1.3%
17	Archer-Daniels-Midland Co.	589
31	AVI Ltd., (South Africa)	179
2	B&G Foods, Inc.	61
3	Boulder Brands, Inc. (a)	25
1	Campbell Soup Co.	54
280	Chaoda Modern Agriculture Holdings Ltd., (Hong Kong) (a) (i)	—
5	ConAgra Foods, Inc.	161
22	Dean Foods Co. (a)	401
20	General Mills, Inc.	1,011
218	Indofood Sukses Makmur Tbk PT, (Indonesia)	167
2	Ingredion, Inc.	145
2	JM Smucker Co. (The)	149
8	Kellogg Co.	516
5	Kraft Foods Group, Inc.	244
5	M. Dias Branco S.A., (Brazil)	195
52	Mondelez International, Inc., Class A	1,593
33	Nestle S.A., (Switzerland)	2,416
4	Pinnacle Foods, Inc. (a)	82
1	Sanderson Farms, Inc.	49
– (h)	Seneca Foods Corp., Class A (a)	13
11	Tiger Brands Ltd., (South Africa)	355
2	Tyson Foods, Inc., Class A	45
56	Unilever N.V., (Netherlands), CVA	2,292
198	Uni-President Enterprises Corp., (Taiwan)	376

		11,118

	Household Products — 0.5%
3	Colgate-Palmolive Co.	399
4	Energizer Holdings, Inc.	363
3	Kimberly-Clark Corp.	280
37	Procter & Gamble Co. (The)	2,825
1	Spectrum Brands Holdings, Inc.	79

		3,946

	Personal Products — 0.0% (g)
– (h)	Herbalife Ltd., (Cayman Islands)	7
3	Nu Skin Enterprises, Inc., Class A	137
4	Prestige Brands Holdings, Inc. (a)	98
1	USANA Health Sciences, Inc. (a)	63

		305

	Tobacco — 1.0%
5	Altria Group, Inc.	158
37	British American Tobacco plc, (United Kingdom)	1,971
17	Imperial Tobacco Group plc, (United Kingdom)	598
55	Japan Tobacco, Inc., (Japan)	1,759
4	KT&G Corp., (South Korea)	277
3	Lorillard, Inc.	109
36	Philip Morris International, Inc.	3,312

JPMorgan Diversified Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2013 (Unaudited) (continued)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — Continued
	Tobacco — Continued
5	Universal Corp.	269

		8,453

	Total Consumer Staples	35,382

Energy — 5.3%
	Energy Equipment & Services — 1.0%
5	Baker Hughes, Inc.	236
18	Cal Dive International, Inc. (a)	33
2	Cameron International Corp. (a)	111
1	Dawson Geophysical Co. (a)	27
1	Dresser-Rand Group, Inc. (a)	74
6	Dril-Quip, Inc. (a)	519
17	Ensco plc, (United Kingdom), Class A	1,044
4	Halliburton Co.	144
9	Helix Energy Solutions Group, Inc. (a)	197
2	ION Geophysical Corp. (a)	13
8	National Oilwell Varco, Inc.	541
5	Noble Corp., (Switzerland)	185
9	Oceaneering International, Inc.	578
– (h)	Parker Drilling Co. (a)	2
20	Petrofac Ltd., (United Kingdom)	438
45	Schlumberger Ltd.	3,387
5	Technip S.A., (France)	560

		8,089

	Oil, Gas & Consumable Fuels — 4.3%
9	Anadarko Petroleum Corp.	804
4	Apache Corp.	318
113	BG Group plc, (United Kingdom)	1,941
7	Cabot Oil & Gas Corp.	451
16	Cheniere Energy, Inc. (a)	446
26	Chevron Corp.	3,059
149	China Shenhua Energy Co., Ltd., (China), Class H	542
– (h)	Clayton Williams Energy, Inc. (a)	13
– (h)	Cloud Peak Energy, Inc. (a)	2
498	CNOOC Ltd., (China)	958
38	Coal India Ltd., (India)	216
6	Concho Resources, Inc. (a)	565
30	ConocoPhillips	1,833
– (h)	Contango Oil & Gas Co.	16
5	Delek U.S. Holdings, Inc.	205
15	Devon Energy Corp.	852
31	Dragon Oil plc, (United Arab Emirates)	307
16	Energen Corp.	842
9	EOG Resources, Inc.	1,150
8	EPL Oil & Gas, Inc. (a)	220
68	Exxon Mobil Corp.	6,154
– (h)	Isramco, Inc. (a)	10
11	KazMunaiGas Exploration Production JSC, (Kazakhstan), Reg. S, GDR	216
10	Kinder Morgan, Inc.	379
9	Lukoil OAO, (Russia), ADR	606
6	Marathon Oil Corp.	189
5	Marathon Petroleum Corp.	432
12	NuStar GP Holdings LLC	380
18	Occidental Petroleum Corp.	1,396
52	Oil & Natural Gas Corp., Ltd., (India)	299
4	PBF Energy, Inc.	141
410	PetroChina Co., Ltd., (China), Class H	540
20	Petroleo Brasileiro S.A., (Brazil), ADR	336
5	PetroQuest Energy, Inc. (a)	21
25	Phillips 66	1,766
13	QEP Resources, Inc.	404
22	Repsol S.A., (Spain)	438
99	Royal Dutch Shell plc, (Netherlands), Class A	3,213
2	SK Innovation Co., Ltd., (South Korea)	296
13	Southwestern Energy Co. (a)	496
3	Stone Energy Corp. (a)	59
2	Swift Energy Co. (a)	22
10	Tatneft OAO, (Russia), ADR	381
14	Teekay Corp., (Bermuda)	489
2	Tesoro Corp.	141
18	Total S.A., (France)	878
52	Tullow Oil plc, (United Kingdom)	974
9	Vaalco Energy, Inc. (a)	70
9	W&T Offshore, Inc.	125
5	Western Refining, Inc.	173
– (h)	Westmoreland Coal Co. (a)	2
26	Williams Cos., Inc. (The)	975

		36,741

	Total Energy	44,830

Financials — 10.8%
	Capital Markets — 1.3%
1	Affiliated Managers Group, Inc. (a)	184
12	American Capital Ltd. (a)	171

JPMorgan Diversified Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2013 (Unaudited) (continued)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — Continued
	Capital Markets — Continued
19	Ameriprise Financial, Inc.	1,424
– (h)	Artisan Partners Asset Management, Inc. (a)	12
38	Charles Schwab Corp. (The)	679
22	Credit Suisse Group AG, (Switzerland) (a)	583
2	Federated Investors, Inc., Class B	36
7	Goldman Sachs Group, Inc. (The)	1,077
54	Invesco Ltd.	1,558
9	Investment Technology Group, Inc. (a)	97
– (h)	Janus Capital Group, Inc.	3
11	Lazard Ltd., (Bermuda), Class A	374
12	Legg Mason, Inc.	373
48	Morgan Stanley	1,055
7	Northern Trust Corp.	376
19	State Street Corp.	1,113
9	T. Rowe Price Group, Inc.	639
15	TD Ameritrade Holding Corp.	318
88	UBS AG, (Switzerland)	1,357

		11,429

	Commercial Banks — 3.7%
1	1st Source Corp.	28
31	Australia & New Zealand Banking Group Ltd., (Australia)	910
3	BancFirst Corp.	113
41	Banco Bilbao Vizcaya Argentaria S.A., (Spain)	358
32	Banco do Brasil S.A., (Brazil)	431
6	BancorpSouth, Inc.	93
1	Banner Corp.	38
147	Barclays plc, (United Kingdom)	654
4	BB&T Corp.	122
2	BBCN Bancorp, Inc.	26
20	BNP Paribas S.A., (France)	1,020
2	Cathay General Bancorp	44
1	Chemical Financial Corp.	21
1,476	China Construction Bank Corp., (China), Class H	1,210
170	China Merchants Bank Co., Ltd., (China), Class H	360
290	China Minsheng Banking Corp., Ltd., (China), Class H	371
4	CIT Group, Inc. (a)	182
– (h)	Citizens & Northern Corp.	6
3	City Holding Co.	107
4	City National Corp.	206
2	CoBiz Financial, Inc.	15
2	Comerica, Inc.	77
32	Commercial International Bank Egypt SAE, (Egypt)	143
– (h)	ConnectOne Bancorp, Inc. (a)	9
10	CVB Financial Corp.	113
22	Danske Bank A/S, (Denmark) (a)	392
13	DGB Financial Group, Inc., (South Korea)	200
6	East West Bancorp, Inc.	162
4	Fifth Third Bancorp	72
16	First Commonwealth Financial Corp.	119
1	First Financial Bancorp	23
1	First Interstate Bancsystem, Inc.	21
1	First Merchants Corp.	9
7	First Republic Bank	274
4	FNB Corp.	46
12	HDFC Bank Ltd., (India), ADR	448
1	Heartland Financial USA, Inc.	30
284	HSBC Holdings plc, (United Kingdom)	3,037
6	Huntington Bancshares, Inc.	43
1,690	Industrial & Commercial Bank of China Ltd., (China), Class H	1,189
66	Kasikornbank PCL, (Thailand), NVDR	472
258	Krung Thai Bank PCL, (Thailand)	219
12	M&T Bank Corp.	1,237
2	MainSource Financial Group, Inc.	21
1	MetroCorp Bancshares, Inc. (a)	10
143	Mitsubishi UFJ Financial Group, Inc., (Japan)	860
9	National Bank Holdings Corp., Class A	168
1	OmniAmerican Bancorp, Inc. (a)	20
6	Oriental Financial Group, Inc.	99
12	OTP Bank plc, (Hungary)	214
2	PacWest Bancorp	50
12	PNC Financial Services Group, Inc.	785
37	Powszechna Kasa Oszczednosci Bank Polski S.A., (Poland)	398
6	Punjab National Bank, (India)	92
81	Royal Bank of Scotland Group plc, (United Kingdom) (a)	340
47	Sberbank of Russia, (Russia), ADR	602
1	Sierra Bancorp	18
2	Simmons First National Corp., Class A	41
6	Southwest Bancorp, Inc. (a)	77

JPMorgan Diversified Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2013 (Unaudited) (continued)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — Continued
	Commercial Banks — Continued
48	Standard Chartered plc, (United Kingdom)	1,249
1	StellarOne Corp.	10
3	Suffolk Bancorp (a)	48
19	Sumitomo Mitsui Financial Group, Inc., (Japan)	766
17	SunTrust Banks, Inc.	478
4	Susquehanna Bancshares, Inc.	45
1	SVB Financial Group (a)	92
32	Swedbank AB, (Sweden), Class A	725
396	Taishin Financial Holding Co., Ltd., (Taiwan)	166
6	TCF Financial Corp.	87
117	Thanachart Capital PCL, (Thailand)	179
84	Turkiye Garanti Bankasi A.S., (Turkey)	447
35	Turkiye Halk Bankasi A.S., (Turkey)	372
99	Turkiye Is Bankasi, (Turkey), Class C	377
35	U.S. Bancorp	1,192
1	UMB Financial Corp.	39
169	Wells Fargo & Co.	6,261
2	West Bancorporation, Inc.	19
3	Westamerica Bancorporation	145
4	Wilshire Bancorp, Inc. (a)	26
31	Woori Finance Holdings Co., Ltd., (South Korea)	351
2	Zions Bancorporation	48

		31,567

	Consumer Finance — 0.4%
3	American Express Co.	230
31	Capital One Financial Corp.	1,688
112	Compartamos S.A.B. de C.V., (Mexico)	206
6	DFC Global Corp. (a)	99
13	Discover Financial Services	561
3	Nelnet, Inc., Class A	88
1	Portfolio Recovery Associates, Inc. (a)	76
2	World Acceptance Corp. (a)	206

		3,154

	Diversified Financial Services — 1.3%
37	African Bank Investments Ltd., (South Africa)	122
280	Bank of America Corp.	3,409
85	Citigroup, Inc.	3,779
13	CME Group, Inc.	785
13	Deutsche Boerse AG, (Germany)	774
67	ING Groep N.V., (Netherlands), CVA (a)	482
3	IntercontinentalExchange, Inc. (a)	540
3	Marlin Business Services Corp.	65
12	Moody’s Corp.	657
4	PHH Corp. (a)	92
32	Rural Electrification Corp. Ltd., (India)	122

		10,827

	Insurance — 2.8%
35	ACE Ltd., (Switzerland)	3,148
7	Aflac, Inc.	348
1	Alleghany Corp. (a)	532
11	Allianz SE, (Germany)	1,479
3	Allied World Assurance Co. Holdings AG, (Switzerland)	278
11	Allstate Corp. (The)	535
7	American Equity Investment Life Holding Co.	109
35	American International Group, Inc. (a)	1,375
16	Amtrust Financial Services, Inc.	544
5	Aon plc, (United Kingdom)	309
1	Aspen Insurance Holdings Ltd., (Bermuda)	23
53	AXA S.A., (France)	912
4	Axis Capital Holdings Ltd., (Bermuda)	174
– (h)	Berkshire Hathaway, Inc., Class A (a)	781
2	Berkshire Hathaway, Inc., Class B (a)	157
23	CNO Financial Group, Inc.	261
– (h)	Dai-ichi Life Insurance Co., Ltd. (The), (Japan)	260
1	EMC Insurance Group, Inc.	13
6	Endurance Specialty Holdings Ltd., (Bermuda)	296
1	Everest Re Group Ltd., (Bermuda)	184
31	Hartford Financial Services Group, Inc.	805
4	Hyundai Marine & Fire Insurance Co., Ltd., (South Korea) (a)	110
6	Lincoln National Corp.	183
29	Loews Corp.	1,260
2	Meadowbrook Insurance Group, Inc.	14
48	MetLife, Inc.	1,817
1	Navigators Group, Inc. (The) (a)	65
79	Old Mutual plc, (United Kingdom)	242
23	Old Republic International Corp.	294
2	OneBeacon Insurance Group Ltd., Class A	26
95	Ping An Insurance Group Co. of China Ltd., (China), Class H	739
2	Platinum Underwriters Holdings Ltd., (Bermuda)	131
13	Porto Seguro S.A., (Brazil)	183

JPMorgan Diversified Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2013 (Unaudited) (continued)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — Continued
	Insurance — Continued
2	Powszechny Zaklad Ubezpieczen S.A., (Poland)	304
2	ProAssurance Corp.	104
3	Protective Life Corp.	90
11	Prudential Financial, Inc.	636
111	Prudential plc, (United Kingdom)	1,806
2	RenaissanceRe Holdings Ltd., (Bermuda)	156
1	Stewart Information Services Corp.	20
8	Swiss Re AG, (Switzerland) (a)	617
10	Travelers Cos., Inc. (The)	817
19	Unum Group	525
1	Validus Holdings Ltd., (Bermuda)	19
4	W.R. Berkley Corp.	195
5	Willis Group Holdings plc, (United Kingdom)	201
3	Zurich Insurance Group AG, (Switzerland) (a)	893

		23,970

	Real Estate Investment Trusts (REITs) — 0.8%
5	Agree Realty Corp.	141
31	Annaly Capital Management, Inc.	497
10	Anworth Mortgage Asset Corp.	65
1	Ashford Hospitality Trust, Inc.	14
– (h)	Associated Estates Realty Corp.	8
1	AvalonBay Communities, Inc.	114
2	Aviv REIT, Inc. (a) (m)	51
1	BioMed Realty Trust, Inc.	26
12	Capstead Mortgage Corp.	151
19	CBL & Associates Properties, Inc.	457
8	Coresite Realty Corp.	280
17	Cousins Properties, Inc.	177
4	CYS Investments, Inc.	42
6	DCT Industrial Trust, Inc.	42
9	DiamondRock Hospitality Co.	85
1	EastGroup Properties, Inc.	70
– (h)	Equity Lifestyle Properties, Inc.	31
1	Equity Residential	69
13	Excel Trust, Inc.	176
4	Extra Space Storage, Inc.	141
1	First Industrial Realty Trust, Inc.	15
12	General Growth Properties, Inc.	229
111	Goodman Group, (Australia)	555
2	HCP, Inc.	85
1	Home Properties, Inc.	89
7	Hospitality Properties Trust	181
3	LaSalle Hotel Properties	83
3	Lexington Realty Trust	38
4	LTC Properties, Inc.	179
1	MFA Financial, Inc.	10
2	Mission West Properties, Inc. (a) (i)	—
1	National Retail Properties, Inc.	33
3	Pennsylvania Real Estate Investment Trust	56
2	Plum Creek Timber Co., Inc.	84
4	Post Properties, Inc.	169
4	Potlatch Corp.	193
– (h)	PS Business Parks, Inc.	24
7	RAIT Financial Trust	53
5	Ramco-Gershenson Properties Trust	86
8	Rayonier, Inc.	483
2	Realty Income Corp.	73
6	Redwood Trust, Inc.	148
1	Saul Centers, Inc.	48
1	Simon Property Group, Inc.	99
4	Strategic Hotels & Resorts, Inc. (a)	29
1	Taubman Centers, Inc.	62
2	Unibail-Rodamco SE, (France)	577
3	Ventas, Inc.	190
4	Weyerhaeuser Co.	111

		6,619

	Real Estate Management & Development — 0.4%
5	Brookfield Asset Management, Inc., (Canada), Class A	168
46	Cheung Kong Holdings Ltd., (Hong Kong)	681
288	China Overseas Land & Investment Ltd., (Hong Kong)	797
118	Guangzhou R&F Properties Co., Ltd., (China), Class H	198
157	Hang Lung Properties Ltd., (Hong Kong)	588
18	Mitsubishi Estate Co., Ltd., (Japan)	510
4	St. Joe Co. (The) (a)	89
33	Wharf Holdings Ltd., (Hong Kong)	295

		3,326

	Thrifts & Mortgage Finance — 0.1%
1	Astoria Financial Corp.	7
– (h)	BankFinancial Corp.	3
2	Beneficial Mutual Bancorp, Inc. (a)	19
– (h)	Capitol Federal Financial, Inc.	5

JPMorgan Diversified Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2013 (Unaudited) (continued)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — Continued
	Thrifts & Mortgage Finance — Continued
9	EverBank Financial Corp.	134
2	OceanFirst Financial Corp.	26
14	Ocwen Financial Corp. (a)	531
32	People’s United Financial, Inc.	427

		1,152

	Total Financials	92,044

Health Care — 6.7%
	Biotechnology — 1.4%
11	Achillion Pharmaceuticals, Inc. (a)	95
18	Aegerion Pharmaceuticals, Inc. (a)	731
5	Alexion Pharmaceuticals, Inc. (a)	494
7	Amgen, Inc.	764
21	Amicus Therapeutics, Inc. (a)	67
7	Ariad Pharmaceuticals, Inc. (a)	128
4	Arqule, Inc. (a)	11
3	AVEO Pharmaceuticals, Inc. (a)	21
20	Biogen Idec, Inc. (a)	3,901
12	Celgene Corp. (a)	1,425
12	Dynavax Technologies Corp. (a)	27
34	Gilead Sciences, Inc. (a)	1,675
7	Merrimack Pharmaceuticals, Inc. (a)	43
3	OncoGenex Pharmaceutical, Inc. (a)	37
14	Onyx Pharmaceuticals, Inc. (a)	1,258
6	Orexigen Therapeutics, Inc. (a)	37
3	Regeneron Pharmaceuticals, Inc. (a)	510
29	Threshold Pharmaceuticals, Inc. (a)	134
1	United Therapeutics Corp. (a)	37
13	Vertex Pharmaceuticals, Inc. (a)	707

		12,102

	Health Care Equipment & Supplies — 0.7%
6	Accuray, Inc. (a)	27
9	Baxter International, Inc.	624
55	Boston Scientific Corp. (a)	431
12	CareFusion Corp. (a)	424
1	Cie Generale d’Optique Essilor International S.A., (France)	149
5	CONMED Corp.	174
22	Covidien plc, (Ireland)	1,526
1	Cyberonics, Inc. (a)	28
3	Greatbatch, Inc. (a)	96
2	Intuitive Surgical, Inc. (a)	1,069
6	Invacare Corp.	73
13	Medtronic, Inc.	587
4	Orthofix International N.V., (Netherlands) (a)	144
2	RTI Biologics, Inc. (a)	8
6	SurModics, Inc. (a)	158

		5,518

	Health Care Providers & Services — 1.0%
19	Acadia Healthcare Co., Inc. (a)	570
4	Amedisys, Inc. (a)	43
14	Cardinal Health, Inc.	582
1	Centene Corp. (a)	57
1	Cigna Corp.	41
3	Cross Country Healthcare, Inc. (a)	14
7	DaVita HealthCare Partners, Inc. (a)	816
4	Express Scripts Holding Co. (a)	208
5	Fresenius Medical Care AG & Co. KGaA, (Germany)	346
7	Gentiva Health Services, Inc. (a)	74
17	Humana, Inc.	1,156
1	Magellan Health Services, Inc. (a)	38
6	McKesson Corp.	615
3	Molina Healthcare, Inc. (a)	102
6	National Healthcare Corp.	288
87	Netcare Ltd., (South Africa)	187
4	Omnicare, Inc.	147
2	Providence Service Corp. (The) (a)	33
100	Shanghai Pharmaceuticals Holding Co., Ltd., (China), Class H	220
8	Skilled Healthcare Group, Inc., Class A (a)	50
57	UnitedHealth Group, Inc.	3,266

		8,853

	Health Care Technology — 0.0% (g)
2	Cerner Corp. (a)	185
9	MedAssets, Inc. (a)	165

		350

	Life Sciences Tools & Services — 0.2%
12	Agilent Technologies, Inc.	520
3	Cambrex Corp. (a)	37
1	Mettler-Toledo International, Inc. (a)	200
11	Pacific Biosciences of California, Inc. (a)	27
3	PAREXEL International Corp. (a)	119
2	Thermo Fisher Scientific, Inc.	173

JPMorgan Diversified Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2013 (Unaudited) (continued)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — Continued
	Life Sciences Tools & Services — Continued
10	WuXi PharmaTech Cayman, Inc., (China), ADR (a)	178

		1,254

	Pharmaceuticals — 3.4%
6	Actavis, Inc. (a)	582
9	Allergan, Inc.	1,011
7	Astellas Pharma, Inc., (Japan)	394
20	Bayer AG, (Germany)	2,039
20	Bristol-Myers Squibb Co.	835
3	Cornerstone Therapeutics, Inc. (a)	18
9	Eli Lilly & Co.	505
61	GlaxoSmithKline plc, (United Kingdom)	1,436
68	Johnson & Johnson	5,540
97	Merck & Co., Inc.	4,296
7	Nektar Therapeutics (a)	74
28	Novartis AG, (Switzerland)	2,019
103	Pfizer, Inc.	2,967
2	Repros Therapeutics, Inc. (a)	39
10	Roche Holding AG, (Switzerland)	2,278
19	Sanofi, (France)	1,919
15	Sciclone Pharmaceuticals, Inc. (a)	70
19	Shire plc, (Ireland)	584
11	Teva Pharmaceutical Industries Ltd., (Israel), ADR	438
13	Valeant Pharmaceuticals International, Inc., (Canada) (a)	945
9	ViroPharma, Inc. (a)	229
6	Vivus, Inc. (a)	66
9	Warner Chilcott plc, (Ireland), Class A	127
5	Zoetis, Inc. (a)	154

		28,565

	Total Health Care	56,642

	Industrials — 6.2%
	Aerospace & Defense — 1.1%
– (h)	Boeing Co. (The)	2
2	Cubic Corp.	71
12	GenCorp, Inc. (a)	156
6	General Dynamics Corp.	451
34	Honeywell International, Inc.	2,566
3	Huntington Ingalls Industries, Inc.	165
– (h)	L-3 Communications Holdings, Inc.	24
44	Meggitt plc, (United Kingdom)	331
1	Northrop Grumman Corp.	70
3	Precision Castparts Corp.	622
– (h)	Rockwell Collins, Inc.	25
25	Taser International, Inc. (a)	198
50	United Technologies Corp.	4,713

		9,394

	Air Freight & Logistics — 0.0% (g)
1	Park-Ohio Holdings Corp. (a)	20
17	Yamato Holdings Co., Ltd., (Japan)	316

		336

	Airlines — 0.3%
5	Alaska Air Group, Inc. (a)	346
3	Copa Holdings S.A., (Panama), Class A	355
7	Delta Air Lines, Inc. (a)	111
10	Japan Airlines Co., Ltd., (Japan)	485
24	Republic Airways Holdings, Inc. (a)	278
19	Southwest Airlines Co.	260
47	Turk Hava Yollari, (Turkey) (a)	192
8	U.S. Airways Group, Inc. (a)	132
5	United Continental Holdings, Inc. (a)	157

		2,316

	Building Products — 0.3%
12	Cie de St-Gobain, (France)	445
11	Daikin Industries Ltd., (Japan)	425
20	Fortune Brands Home & Security, Inc. (a)	734
8	Gibraltar Industries, Inc. (a)	146
30	Masco Corp.	599
1	Trex Co., Inc. (a)	39

		2,388

	Commercial Services & Supplies — 0.2%
11	Aggreko plc, (United Kingdom)	307
24	ARC Document Solutions, Inc. (a)	71
3	Avery Dennison Corp.	108
1	Consolidated Graphics, Inc. (a)	31
1	Courier Corp.	7
3	Deluxe Corp.	120
17	EnergySolutions, Inc. (a)	64
1	G&K Services, Inc., Class A	55
4	Intersections, Inc.	37
1	Knoll, Inc.	14
1	Performant Financial Corp. (a)	15
9	Pitney Bowes, Inc.	135
5	Quad/Graphics, Inc.	125

JPMorgan Diversified Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2013 (Unaudited) (continued)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — Continued
	Commercial Services & Supplies — Continued
11	R.R. Donnelley & Sons Co.	130
1	Standard Parking Corp. (a)	17
1	Steelcase, Inc., Class A	16
14	Tyco International Ltd., (Switzerland)	433
4	United Stationers, Inc.	154

		1,839

	Construction & Engineering — 0.4%
5	AECOM Technology Corp. (a)	174
3	Argan, Inc.	51
3	Chicago Bridge & Iron Co. N.V., (Netherlands)	186
9	EMCOR Group, Inc.	360
36	Fluor Corp.	2,364
1	Jacobs Engineering Group, Inc. (a)	51
1	MasTec, Inc. (a)	29

		3,215

	Electrical Equipment — 0.8%
27	ABB Ltd., (Switzerland) (a)	607
9	Acuity Brands, Inc.	654
41	Emerson Electric Co.	2,285
11	Generac Holdings, Inc.	386
61	Mitsubishi Electric Corp., (Japan)	496
5	Nidec Corp., (Japan)	294
6	Rockwell Automation, Inc.	543
17	Schneider Electric S.A., (France)	1,227
34	Sumitomo Electric Industries Ltd., (Japan)	423

		6,915

	Industrial Conglomerates — 0.4%
4	3M Co.	381
24	Carlisle Cos., Inc.	1,635
7	General Electric Co.	154
66	Hutchison Whampoa Ltd., (Hong Kong)	690
4	Industries Qatar QSC, (Qatar)	179
6	Siemens AG, (Germany)	667

		3,706

	Machinery — 1.2%
– (h)	Ampco-Pittsburgh Corp.	6
18	Atlas Copco AB, (Sweden), Class A	517
1	Cascade Corp.	32
1	Cummins, Inc.	93
1	Deere & Co.	112
5	Douglas Dynamics, Inc.	68
9	Dover Corp.	649
3	FANUC Corp., (Japan)	400
– (h)	Flowserve Corp.	25
8	FreightCar America, Inc.	164
2	Hurco Cos., Inc. (a)	57
1	Hyster-Yale Materials Handling, Inc.	34
5	Illinois Tool Works, Inc.	280
12	Ingersoll-Rand plc, (Ireland)	644
2	Kadant, Inc. (a)	37
1	Kennametal, Inc.	24
22	Komatsu Ltd., (Japan)	536
49	Kubota Corp., (Japan)	711
9	Makita Corp., (Japan)	406
3	Mueller Industries, Inc.	144
3	Nordson Corp.	178
2	Oshkosh Corp. (a)	102
32	PACCAR, Inc.	1,608
12	Pall Corp.	810
1	Parker Hannifin Corp.	46
5	Pentair Ltd., (Switzerland)	289
– (h)	Proto Labs, Inc. (a)	15
8	Samsung Heavy Industries Co., Ltd., (South Korea)	260
3	Sauer-Danfoss, Inc.	187
3	SMC Corp., (Japan)	583
7	SPX Corp.	557
2	Standex International Corp.	110
1	Stanley Black & Decker, Inc.	89
1	Terex Corp. (a)	24
3	Trimas Corp. (a)	84
– (h)	Watts Water Technologies, Inc., Class A	10
2	Xylem, Inc.	46

		9,937

	Marine — 0.1%
7	Kirby Corp. (a)	526

	Professional Services — 0.2%
6	Barrett Business Services, Inc.	301
1	Dun & Bradstreet Corp. (The)	117
10	Equifax, Inc.	587
37	Experian plc, (Ireland)	644
– (h)	SGS S.A., (Switzerland)	294

		1,943

JPMorgan Diversified Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2013 (Unaudited) (continued)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — Continued
	Road & Rail — 0.7%
2	Arkansas Best Corp.	21
6	Canadian Pacific Railway Ltd., (Canada)	744
1	Celadon Group, Inc.	17
1	Con-way, Inc.	42
57	CSX Corp.	1,404
5	East Japan Railway Co., (Japan)	370
9	Globaltrans Investment plc, (Cyprus), Reg. S, GDR	134
3	Heartland Express, Inc.	36
12	J.B. Hunt Transport Services, Inc.	885
4	Norfolk Southern Corp.	304
13	Old Dominion Freight Line, Inc. (a)	481
1	Ryder System, Inc.	60
5	Saia, Inc. (a)	166
4	Swift Transportation Co. (a)	50
8	Union Pacific Corp.	1,131

		5,845

	Trading Companies & Distributors — 0.5%
19	Air Lease Corp.	564
3	Aircastle Ltd.	37
2	Applied Industrial Technologies, Inc.	90
68	Marubeni Corp., (Japan)	521
25	Mitsubishi Corp., (Japan)	467
10	MSC Industrial Direct Co., Inc., Class A	847
14	Rush Enterprises, Inc., Class A (a)	340
32	Sumitomo Corp., (Japan)	410
2	W.W. Grainger, Inc.	547
5	Watsco, Inc.	394

		4,217

	Total Industrials	52,577

	Information Technology — 8.8%
	Communications Equipment — 1.1%
11	Arris Group, Inc. (a)	189
26	Aruba Networks, Inc. (a)	638
5	Aviat Networks, Inc. (a)	16
2	Black Box Corp.	48
26	Brocade Communications Systems, Inc. (a)	148
178	Cisco Systems, Inc.	3,723
10	Comtech Telecommunications Corp.	248
4	F5 Networks, Inc. (a)	337
7	InterDigital, Inc.	335
3	Juniper Networks, Inc. (a)	63
7	Palo Alto Networks, Inc. (a)	396
1	Plantronics, Inc.	48
29	QUALCOMM, Inc.	1,918
65	Telefonaktiebolaget LM Ericsson, (Sweden), Class B	817
5	Ubiquiti Networks, Inc.	73

		8,997

	Computers & Peripherals — 1.3%
20	Apple, Inc.	9,019
27	Asustek Computer, Inc., (Taiwan)	323
14	EMC Corp. (a)	326
1	Fusion-io, Inc. (a)	20
25	Hewlett-Packard Co.	592
386	Lenovo Group Ltd., (China)	385
141	Lite-On Technology Corp., (Taiwan)	229
3	SanDisk Corp. (a)	142
4	Seagate Technology plc, (Ireland)	153

		11,189

	Electronic Equipment, Instruments & Components — 0.5%
4	Aeroflex Holding Corp. (a)	34
9	Amphenol Corp., Class A	659
1	Audience, Inc. (a)	21
2	Checkpoint Systems, Inc. (a)	26
3	Coherent, Inc.	148
69	Digital China Holdings Ltd., (Hong Kong)	94
160	Hitachi Ltd., (Japan)	934
19	Hon Hai Precision Industry Co., Ltd., (Taiwan)	52
198	Hon Hai Precision Industry Co., Ltd., (Taiwan),
	Reg. S, GDR	1,104
3	Itron, Inc. (a)	144
1	Murata Manufacturing Co., Ltd., (Japan)	106
5	Omron Corp., (Japan)	114
21	TPK Holding Co., Ltd., (Taiwan)	420
3	Vishay Intertechnology, Inc. (a)	37

		3,893

	Internet Software & Services — 1.2%
4	AOL, Inc. (a)	138
1	Bazaarvoice, Inc. (a)	8
14	Dealertrack Technologies, Inc. (a)	406
11	Digital River, Inc. (a)	155
19	eBay, Inc. (a)	1,021
7	Google, Inc., Class A (a)	5,775
13	IntraLinks Holdings, Inc. (a)	84
4	LinkedIn Corp., Class A (a)	628

JPMorgan Diversified Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2013 (Unaudited) (continued)

(Amounts in thousands)

SHARES		SECURITY DESCRIPTION	VALUE($)
Common Stocks — Continued
		Internet Software & Services — Continued
–	(h)	Marin Software, Inc. (a)	7
4		Millennial Media, Inc. (a)	27
36		Monster Worldwide, Inc. (a)	181
2		Move, Inc. (a)	21
5		NetEase, Inc., (China), ADR	264
9		OpenTable, Inc. (a)	586
4		QuinStreet, Inc. (a)	25
3		WebMD Health Corp. (a)	61
–	(h)	Xoom Corp. (a)	9
1		Yahoo! Japan Corp., (Japan)	253
12		Yahoo!, Inc. (a)	292

			9,941

		IT Services — 1.2%
5		Accenture plc, (Ireland), Class A	369
5		Alliance Data Systems Corp. (a)	803
4		Amdocs Ltd.	138
3		CACI International, Inc., Class A (a)	156
9		Cognizant Technology Solutions Corp., Class A (a)	659
3		Computer Sciences Corp.	143
5		CoreLogic, Inc. (a)	137
6		CSG Systems International, Inc. (a)	119
3		Fidelity National Information Services, Inc.	133
11		FleetCor Technologies, Inc. (a)	829
11		Genpact Ltd.	207
7		Hackett Group, Inc. (The)	33
11		HCL Technologies Ltd., (India)	163
2		Heartland Payment Systems, Inc.	56
11		Infosys Ltd., (India), ADR	581
7		International Business Machines Corp.	1,401
–	(h)	Jack Henry & Associates, Inc.	9
6		Lender Processing Services, Inc.	163
2		Mastercard, Inc., Class A	1,273
1		Teradata Corp. (a)	29
1		Unisys Corp. (a)	29
1		Vantiv, Inc., Class A (a)	33
1		VeriFone Systems, Inc. (a)	28
17		Visa, Inc., Class A	2,809

			10,300

		Office Electronics — 0.1%
32		Canon, Inc., (Japan)	1,180

		Semiconductors & Semiconductor Equipment — 1.8%
8		Advanced Energy Industries, Inc. (a)	153
7		Altera Corp.	242
11		Analog Devices, Inc.	530
31		Applied Materials, Inc.	420
18		ASML Holding N.V., (Netherlands)	1,243
43		Avago Technologies Ltd., (Singapore)	1,551
50		Broadcom Corp., Class A	1,719
1		Brooks Automation, Inc.	8
75		Chipbond Technology Corp., (Taiwan)	170
1		DSP Group, Inc. (a)	9
2		First Solar, Inc. (a)	46
10		Freescale Semiconductor Ltd. (a)	151
11		KLA-Tencor Corp.	570
44		Lam Research Corp. (a)	1,839
37		LSI Corp. (a)	248
9		Micrel, Inc.	92
24		Micron Technology, Inc. (a)	239
3		Peregrine Semiconductor Corp. (a)	24
3		Photronics, Inc. (a)	18
36		PLX Technology, Inc. (a)	163
50		Radiant Opto-Electronics Corp., (Taiwan)	199
79		Realtek Semiconductor Corp., (Taiwan)	181
6		RF Micro Devices, Inc. (a)	33
2		Rudolph Technologies, Inc. (a)	28
2		Samsung Electronics Co., Ltd., (South Korea)	2,875
8		STR Holdings, Inc. (a)	18
78		Taiwan Semiconductor Manufacturing Co., Ltd., (Taiwan), ADR	1,340
39		Texas Instruments, Inc.	1,393
14		TriQuint Semiconductor, Inc. (a)	70
10		Ultra Clean Holdings (a)	62
3		Xilinx, Inc.	130

			15,764

		Software — 1.6%
12		Adobe Systems, Inc. (a)	528
6		Aspen Technology, Inc. (a)	187
7		Citrix Systems, Inc. (a)	526
2		Envivio, Inc. (a)	4
1		Fair Isaac Corp.	55
12		Infoblox, Inc. (a)	262
5		Manhattan Associates, Inc. (a)	334
149		Microsoft Corp.	4,270

JPMorgan Diversified Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2013 (Unaudited) (continued)

(Amounts in thousands)

SHARES		SECURITY DESCRIPTION	VALUE($)
Common Stocks — Continued
		Software — Continued
2		Model N, Inc. (a)	38
4		Monotype Imaging Holdings, Inc.	100
70		Oracle Corp.	2,277
8		Red Hat, Inc. (a)	420
3		Salesforce.com, Inc. (a)	495
19		SAP AG, (Germany)	1,524
1		Silver Spring Networks, Inc. (a)	9
6		SolarWinds, Inc. (a)	326
13		Splunk, Inc. (a)	524
24		Symantec Corp. (a)	587
5		Telenav, Inc. (a)	30
2		TIBCO Software, Inc. (a)	37
3		VMware, Inc., Class A (a)	272
4		Websense, Inc. (a)	66
7		Workday, Inc., Class A (a)	435

			13,306

		Total Information Technology	74,570

		Materials — 2.9%
		Chemicals — 1.4%
15		Air Products & Chemicals, Inc.	1,337
7		Akzo Nobel N.V., (Netherlands)	441
8		Albemarle Corp.	475
16		Axiall Corp.	966
10		BASF SE, (Germany)	852
–	(h)	CF Industries Holdings, Inc.	34
228		Dongyue Group, (China)	133
49		Dow Chemical Co. (The)	1,548
10		E.I. du Pont de Nemours & Co.	474
6		Huntsman Corp.	108
1		LG Chem Ltd., (South Korea)	359
3		Linde AG, (Germany)	588
10		LyondellBasell Industries N.V., (Netherlands),
		Class A	627
7		Minerals Technologies, Inc.	295
3		Monsanto Co.	275
7		PPG Industries, Inc.	931
6		Sherwin-Williams Co. (The)	1,088
9		Shin-Etsu Chemical Co., Ltd., (Japan)	590
6		Solvay S.A., (Belgium)	765
3		Tredegar Corp.	79

			11,965

		Construction Materials — 0.3%
264		China Shanshui Cement Group Ltd., (China)	152
17		Headwaters, Inc. (a)	182
14		Holcim Ltd., (Switzerland) (a)	1,093
5		Imerys S.A., (France)	353
7		Lafarge S.A., (France)	494
3		Martin Marietta Materials, Inc.	303

			2,577

		Containers & Packaging — 0.2%
2		Crown Holdings, Inc. (a)	70
8		Graphic Packaging Holding Co. (a)	56
2		Greif, Inc., Class A	102
12		MeadWestvaco Corp.	425
3		Myers Industries, Inc.	42
7		Rock Tenn Co., Class A	638

			1,333

		Metals & Mining — 0.9%
80		Alcoa, Inc.	680
10		Alumina Ltd., (Australia), ADR (a)	46
3		Assore Ltd., (South Africa)	91
33		BHP Billiton Ltd., (Australia)	1,140
2		Coeur d’Alene Mines Corp. (a)	45
4		Compass Minerals International, Inc.	323
124		Eregli Demir ve Celik Fabrikalari TAS, (Turkey)	162
33		First Quantum Minerals Ltd., (Canada)	619
1		Freeport-McMoRan Copper & Gold, Inc.	41
7		KGHM Polska Miedz S.A., (Poland)	315
1		Korea Zinc Co., Ltd., (South Korea)	304
7		Koza Altin Isletmeleri A.S., (Turkey)	171
21		MMC Norilsk Nickel OJSC, (Russia), ADR	357
1		Nucor Corp.	48
5		Rio Tinto Ltd., (Australia)	310
27		Rio Tinto plc, (United Kingdom)	1,274
36		Ruukki Group OYJ, (Finland) (a)	20
234		Shougang Fushan Resources Group Ltd., (Hong Kong)	105
6		United States Steel Corp.	125
16		Vale S.A., (Brazil), ADR	276
12		Walter Energy, Inc.	332
7		Worthington Industries, Inc.	220
30		Xstrata plc, (Switzerland)	496
386		Zijin Mining Group Co., Ltd., (China), Class H	128

			7,628

JPMorgan Diversified Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2013 (Unaudited) (continued)

(Amounts in thousands)

SHARES		SECURITY DESCRIPTION	VALUE($)
Common Stocks — Continued
		Paper & Forest Products — 0.1%
1		Boise Cascade Co. (a)	47
1		Buckeye Technologies, Inc.	39
1		Domtar Corp., (Canada)	47
4		International Paper Co.	172
2		Neenah Paper, Inc.	65
5		PH Glatfelter Co.	119
5		Resolute Forest Products, (Canada) (a)	79
43		Stora Enso OYJ, (Finland), Class R	277
26		UPM-Kymmene OYJ, (Finland)	289

			1,134

		Total Materials	24,637

Telecommunication Services — 1.0%
		Diversified Telecommunication Services — 0.5%
57		AT&T, Inc.	2,090
125		BT Group plc, (United Kingdom)	529
3		CenturyLink, Inc.	114
7		Fairpoint Communications, Inc. (a)	50
8		magicJack VocalTec Ltd., (Israel) (a)	111
33		Verizon Communications, Inc.	1,612

			4,506

		Wireless Telecommunication Services — 0.5%
13		America Movil S.A.B. de C.V., (Mexico), Series L, ADR	264
45		China Mobile Ltd., (Hong Kong)	477
21		Mobile Telesystems OJSC, (Russia), ADR	443
–	(h)	NTELOS Holdings Corp.	2
1		SK Telecom Co., Ltd., (South Korea)	167
16		Softbank Corp., (Japan)	719
5		Telephone & Data Systems, Inc.	110
746		Vodafone Group plc, (United Kingdom)	2,118

			4,300

		Total Telecommunication Services	8,806

Utilities — 1.4%
		Electric Utilities — 0.7%
12		American Electric Power Co., Inc.	591
7		Duke Energy Corp.	472
18		Edison International	921
3		El Paso Electric Co.	91
15		Exelon Corp.	514
20		NextEra Energy, Inc.	1,543
9		Northeast Utilities	387
14		NV Energy, Inc.	285
2		PNM Resources, Inc.	54
4		Portland General Electric Co.	115
13		Southern Co. (The)	586
1		UNS Energy Corp.	59

			5,618

		Gas Utilities — 0.1%
3		AGL Resources, Inc.	113
8		Atmos Energy Corp.	354
1		Laclede Group, Inc. (The)	43
1		New Jersey Resources Corp.	34
661		Perusahaan Gas Negara Persero Tbk PT, (Indonesia)	405
2		Piedmont Natural Gas Co., Inc.	56
1		Southwest Gas Corp.	57
4		UGI Corp.	163

			1,225

		Independent Power Producers & Energy Traders — 0.0% (g)
13		AES Corp.	157

		Multi-Utilities — 0.5%
25		CenterPoint Energy, Inc.	609
189		Centrica plc, (United Kingdom)	1,060
–	(h)	CH Energy Group, Inc.	26
18		GDF Suez, (France)	352
17		NiSource, Inc.	497
6		NorthWestern Corp.	227
13		Sempra Energy	1,038
24		Suez Environnement Co., (France)	312

			4,121

		Water Utilities — 0.1%
8		Cia de Saneamento Basico do Estado de Sao Paulo, (Brazil), ADR (a)	395

		Total Utilities	11,516

		Total Common Stocks (Cost $370,408)	470,098

Preferred Stocks — 0.4%
Consumer Discretionary — 0.1%
		Automobiles — 0.1%
6		Volkswagen AG, (Germany)	1,254

Consumer Staples — 0.2%
		Beverages — 0.1%
14		Cia de Bebidas das Americas, (Brazil), ADR	584

JPMorgan Diversified Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2013 (Unaudited) (continued)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE($)
Preferred Stocks — Continued
	Household Products — 0.1%
11	Henkel AG & Co. KGaA, (Germany)	1,052

	Total Consumer Staples	1,636

Financials — 0.1%
	Commercial Banks — 0.1%
38	Itau Unibanco Holding S.A., (Brazil), ADR	671

	Total Preferred Stocks (Cost $2,312)	3,561

PRINCIPAL AMOUNT($)
Asset-Backed Securities — 2.9%
	ACE Securities Corp. Home Equity Loan Trust,
358	Series 2004-HE3, Class M3, VAR, 1.284%, 11/25/34	294
653	Series 2006-SD1, Class A1B, VAR, 0.554%, 02/25/36	640
	Ally Auto Receivables Trust,
67	Series 2010-3, Class A4, 1.550%, 08/17/15	68
22	Series 2010-4, Class A3, 0.910%, 11/17/14	22
56	Series 2011-3, Class A3, 0.970%, 08/17/15	56
	AmeriCredit Automobile Receivables Trust,
53	Series 2011-3, Class A3, 1.170%, 01/08/16	53
40	Series 2013-1, Class A3, 0.610%, 10/10/17	40
	Ameriquest Mortgage Securities, Inc. Asset- Backed Pass-Through Certificates,
987	Series 2004-R1, Class M1, VAR, 0.999%, 02/25/34	851
340	Series 2004-R1, Class M8, VAR, 2.829%, 02/25/34	276
178	Argent Securities, Inc. Asset-Backed Pass- Through Certificates, Series 2004-W3, Class A3, VAR, 1.024%, 02/25/34	153
505	Asset Backed Securities Corp. Home Equity Loan Trust, Series 2005-HE1, Class M3, VAR, 1.074%, 03/25/35	168
	Bayview Financial Mortgage Pass-Through Trust,
288	Series 2005-C, Class A1C, VAR, 0.614%, 06/28/44	282
655	Series 2006-A, Class 2A4, VAR, 0.504%, 02/28/41	647
35	CDC Mortgage Capital Trust, Series 2003-HE3, Class M2, VAR, 2.829%, 11/25/33	22
500	Centex Home Equity Loan Trust, Series 2005-A, Class M1, VAR, 0.684%, 01/25/35	455
441	CHEC Loan Trust, Series 2004-2, Class M3, VAR, 1.454%, 04/25/34	323
150	Citibank Credit Card Issuance Trust, Series 2007-A8, Class A8, 5.650%, 09/20/19	180
	CNH Equipment Trust,
45	Series 2011-A, Class A3, 1.200%, 05/16/16	45
96	Series 2012-D, Class A3, 0.650%, 04/16/18	96
130	Series 2013-A, Class A3, 0.690%, 06/15/18	130
	Countrywide Asset-Backed Certificates,
600	Series 2003-BC1, Class A1, VAR, 1.004%, 03/25/33	534
445	Series 2004-BC1, Class M3, VAR, 2.304%, 10/25/33	400
785	Series 2004-SD2, Class M1, VAR, 0.824%, 06/25/33 (e)	762
128	Series 2005-14, Class 3A2, VAR, 0.444%, 04/25/36	127
	Credit Suisse First Boston Mortgage Securities Corp.,
40	Series 2002-HE4, Class AF, 5.510%, 08/25/32	43
45	Series 2004-CF2, Class 1A2, SUB, 5.150%, 01/25/43 (e)	44
	Credit-Based Asset Servicing and Securitization LLC,
525	Series 2005-CB4, Class AF4, SUB, 5.028%, 07/25/35	521
415	Series 2005-CB5, Class AF2, SUB, 4.670%, 08/25/35	420
100	Discover Card Master Trust, Series 2008-A4, Class A4, 5.650%, 12/15/15	101
1,176	Equity One Mortgage Pass-Through Trust, Series 2003-1, Class M1, VAR, 4.860%, 07/25/33	1,167
106	Fifth Third Auto Trust, Series 2013-A, Class A3, 0.610%, 09/15/17	106
160	First Franklin Mortgage Loan Trust, Series 2004- FF10, Class A3, VAR, 0.744%, 09/25/34	160
73	Ford Credit Auto Owner Trust, Series 2011-B, Class A3, 0.840%, 06/15/15	73
451	GSAMP Trust, Series 2005-SEA2, Class A1, VAR, 0.554%, 01/25/45 (e)	436
	Home Equity Asset Trust,
300	Series 2004-6, Class M2, VAR, 1.104%, 12/25/34	281
741	Series 2005-7, Class 2A4, VAR, 0.584%, 01/25/36	714

JPMorgan Diversified Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2013 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Asset-Backed Securities — Continued
	Honda Auto Receivables Owner Trust,
60	Series 2011-1, Class A4, 1.800%, 04/17/17	61
39	Series 2012-1, Class A4, 0.970%, 04/16/18	39
121	Series 2013-1, Class A3, 0.480%, 11/21/16	121
83	Huntington Auto Trust, Series 2012-2, Class A3, 0.510%, 04/17/17	83
	Hyundai Auto Receivables Trust,
65	Series 2010-B, Class A4, 1.630%, 03/15/17	66
57	Series 2011-B, Class A4, 1.650%, 02/15/17	58
212	Series 2013-A, Class A3, 0.560%, 07/17/17	212
34	John Deere Owner Trust, Series 2011-A, Class A3, 1.290%, 01/15/16	35
730	Lehman XS Trust, Series 2005-5N, Class 3A1A, VAR, 0.504%, 11/25/35	609
	Long Beach Mortgage Loan Trust,
550	Series 2001-2, Class M1, VAR, 1.044%, 07/25/31	484
257	Series 2003-4, Class M2, VAR, 2.829%, 08/25/33	236
423	Series 2004-1, Class M3, VAR, 1.254%, 02/25/34	382
	Mastr Asset-Backed Securities Trust,
472	Series 2002-OPT1, Class M3, VAR, 3.729%, 11/25/32	488
119	Series 2004-OPT1, Class M2, VAR, 1.854%, 02/25/34	97
	Mercedes-Benz Auto Receivables Trust,
8	Series 2010-1, Class A3, 1.420%, 08/15/14	8
50	Series 2011-1, Class A3, 0.850%, 03/16/15	50
961	Merrill Lynch Mortgage Investors Trust, Series 2002-NC1, Class M1, VAR, 1.254%, 05/25/33	912
94	Morgan Stanley ABS Capital I, Inc. Trust, Series 2005-HE1, Class M3, VAR, 0.984%, 12/25/34	77
	New Century Home Equity Loan Trust,
857	Series 2003-6, Class M1, VAR, 1.284%, 01/25/34	805
250	Series 2005-1, Class M1, VAR, 0.654%, 03/25/35	242
	Nissan Auto Receivables Owner Trust,
83	Series 2012-A, Class A4, 1.000%, 07/16/18	84
98	Series 2013-A, Class A3, 0.500%, 05/15/17	98
700	Option One Mortgage Acceptance Corp. Asset- Backed Certificates, Series 2003-5, Class A3, VAR, 1.104%, 08/25/33	620
1,806	Option One Mortgage Acceptance Loan Trust, Series 2004-2, Class M2, VAR, 1.779%, 05/25/34	1,558
370	Option One Mortgage Loan Trust, Series 2003- 1, Class M2, VAR, 3.129%, 02/25/33	355
233	Park Place Securities, Inc. Asset-Backed Pass- Through Certificates, Series 2004-MCW1, Class M1, VAR, 1.142%, 10/25/34	228
	RAMP Trust,
229	Series 2004-RS4, Class AI6, VAR, 5.072%, 04/25/34	238
821	Series 2004-RS9, Class MII1, VAR, 1.179%, 09/25/34	804
	RASC Trust,
487	Series 2003-KS4, Class AI6, VAR, 3.870%, 05/25/33	476
760	Series 2005-KS2, Class M1, VAR, 0.634%, 03/25/35	674
186	Series 2005-KS7, Class M1, VAR, 0.644%, 08/25/35	181
96	Series 2005-KS9, Class A3, VAR, 0.574%, 10/25/35	94
	Renaissance Home Equity Loan Trust,
1,217	Series 2003-2, Class A, VAR, 0.644%, 08/25/33	1,153
658	Series 2005-4, Class A3, SUB, 5.565%, 02/25/36	579
	Santander Drive Auto Receivables Trust,
100	Series 2011-1, Class B, 2.350%, 11/16/15	101
125	Series 2013-1, Class A3, 0.620%, 06/15/17	125
	Saxon Asset Securities Trust,
58	Series 2003-1, Class AF6, SUB, 4.795%, 06/25/33	59
674	Series 2003-2, Class M2, VAR, 2.829%, 06/25/33	562
50	Soundview Home Loan Trust, Series 2006-WF1, Class A2, SUB, 5.645%, 10/25/36	44
	Structured Asset Investment Loan Trust,
279	Series 2003-BC3, Class M1, VAR, 1.629%, 04/25/33	278
388	Series 2004-7, Class M1, VAR, 1.254%, 08/25/34	348
83	Series 2005-5, Class A9, VAR, 0.474%, 06/25/35	83
240	Structured Asset Securities Corp. Trust, Series 2005-SC1, Class 1A1, VAR, 0.474%, 05/25/31 (e)	168

JPMorgan Diversified Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2013 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Asset-Backed Securities — Continued
84	Volkswagen Auto Loan Enhanced Trust, Series 2012-2, Class A3, 0.460%, 01/20/17	84

	Total Asset-Backed Securities (Cost $22,989)	24,749

Collateralized Mortgage Obligations — 5.5%
	Agency CMO — 3.9%
165	Federal Home Loan Bank, Series TQ-2015, Class A, 5.065%, 10/20/15	177
306	Federal Home Loan Mortgage Corp. - Government National Mortgage Association, Series 31, Class Z, 8.000%, 04/25/24	352
	Federal Home Loan Mortgage Corp. REMICS,
6	Series 1087, Class I, 8.500%, 06/15/21	7
5	Series 1136, Class H, 6.000%, 09/15/21	5
130	Series 1617, Class PM, 6.500%, 11/15/23	146
112	Series 1710, Class GH, 8.000%, 04/15/24	130
77	Series 1732, Class K, 6.500%, 05/15/24	82
103	Series 1843, Class Z, 7.000%, 04/15/26	116
126	Series 2033, Class K, 6.050%, 08/15/23	138
1,592	Series 2097, Class PD, 8.000%, 11/15/28	1,930
13	Series 2115, Class PE, 6.000%, 01/15/14	14
243	Series 2378, Class BD, 5.500%, 11/15/31	271
35	Series 2391, Class QR, 5.500%, 12/15/16	37
95	Series 2394, Class MC, 6.000%, 12/15/16	100
121	Series 2405, Class JF, 6.000%, 01/15/17	129
64	Series 2425, Class OB, 6.000%, 03/15/17	68
214	Series 2455, Class GK, 6.500%, 05/15/32	246
60	Series 2457, Class PE, 6.500%, 06/15/32	68
166	Series 2473, Class JZ, 6.500%, 07/15/32	193
17	Series 2503, Class TG, 5.500%, 09/15/17	18
18	Series 2508, Class AQ, 5.500%, 10/15/17	19
13	Series 2515, Class DE, 4.000%, 03/15/32	13
119	Series 2527, Class BP, 5.000%, 11/15/17	126
68	Series 2531, Class HN, 5.000%, 12/15/17	73
56	Series 2538, Class CB, 5.000%, 12/15/17	59
322	Series 2564, Class NK, 5.000%, 02/15/18	344
322	Series 2575, Class PE, 5.500%, 02/15/33	358
500	Series 2586, Class WG, 4.000%, 03/15/33	549
184	Series 2594, Class OL, 5.000%, 04/15/18	197
129	Series 2595, Class HO, 4.500%, 03/15/23	140
210	Series 2627, Class KM, 4.500%, 06/15/18	223
302	Series 2636, Class Z, 4.500%, 06/15/18	320
174	Series 2651, Class VZ, 4.500%, 07/15/18	185
104	Series 2657, Class ME, 5.000%, 10/15/22	108
400	Series 2663, Class VQ, 5.000%, 06/15/22	414
200	Series 2685, Class DT, 5.000%, 10/15/23	227
101	Series 2686, Class GC, 5.000%, 10/15/23	112
492	Series 2699, Class TC, 4.000%, 11/15/18	521
400	Series 2715, Class NG, 4.500%, 12/15/18	428
89	Series 2727, Class PE, 4.500%, 07/15/32	92
196	Series 2744, Class TU, 5.500%, 05/15/32	209
17	Series 2748, Class LE, 4.500%, 12/15/17	17
154	Series 2756, Class NA, 5.000%, 02/15/24	171
1	Series 2763, Class PD, 4.500%, 12/15/17	1
150	Series 2764, Class OE, 4.500%, 03/15/19	162
113	Series 2773, Class CD, 4.500%, 04/15/24	124
18	Series 2780, Class JA, 4.500%, 04/15/19	19
20	Series 2780, Class JG, 4.500%, 04/15/19	20
179	Series 2783, Class AT, 4.000%, 04/15/19	192
79	Series 2809, Class UC, 4.000%, 06/15/19	83
250	Series 2852, Class NY, 5.000%, 09/15/33	264
455	Series 2864, Class NB, 5.500%, 07/15/33	504
85	Series 2864, Class PE, 5.000%, 06/15/33	88
306	Series 2877, Class AD, 4.000%, 10/15/19	324
84	Series 2899, Class KB, 4.500%, 03/15/19	86
433	Series 2901, Class KB, 5.000%, 12/15/34	475
310	Series 2910, Class BE, 4.500%, 12/15/19	332
80	Series 2921, Class MD, 5.000%, 06/15/33	82
59	Series 2922, Class GA, 5.500%, 05/15/34	65
36	Series 2931, Class AM, 4.500%, 07/15/19	37
140	Series 2931, Class DC, 4.000%, 06/15/18	141
143	Series 2950, Class KZ, 4.500%, 03/15/20	160
216	Series 2988, Class TY, 5.500%, 06/15/25	241
137	Series 2989, Class TG, 5.000%, 06/15/25	151
48	Series 3000, Class PB, 3.900%, 01/15/23	50
18	Series 3004, Class HK, 5.500%, 07/15/35	18
500	Series 3028, Class ME, 5.000%, 02/15/34	530
290	Series 3031, Class AG, 5.000%, 02/15/34	302
185	Series 3036, Class ND, 5.000%, 05/15/34	194
79	Series 3064, Class OG, 5.500%, 06/15/34	83
73	Series 3077, Class TO, PO, 04/15/35	70
369	Series 3078, Class PD, 5.500%, 07/15/34	386
280	Series 3098, Class PE, 5.000%, 06/15/34	290
243	Series 3102, Class CE, 5.500%, 01/15/26	277
266	Series 3106, Class PD, 5.500%, 06/15/34	275
209	Series 3113, Class QD, 5.000%, 06/15/34	216

JPMorgan Diversified Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2013 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Collateralized Mortgage Obligations — Continued
	Agency CMO — Continued
387	Series 3116, Class PD, 5.000%, 10/15/34	404
115	Series 3121, Class JD, 5.500%, 03/15/26	128
165	Series 3135, Class JC, 6.000%, 08/15/33	168
116	Series 3151, Class PD, 6.000%, 11/15/34	120
258	Series 3151, Class UC, 5.500%, 08/15/35	274
81	Series 3178, Class PC, 5.500%, 12/15/32	82
112	Series 3184, Class PD, 5.500%, 07/15/34	113
36	Series 3200, Class PO, PO, 08/15/36	35
182	Series 3212, Class BK, 5.500%, 09/15/36	201
22	Series 3261, Class MA, 5.500%, 01/15/17	22
114	Series 3312, Class LB, 5.500%, 11/15/25	117
361	Series 3349, Class DP, 6.000%, 09/15/36	395
300	Series 3532, Class EB, 4.000%, 05/15/24	332
279	Series 3653, Class HJ, 5.000%, 04/15/40	302
120	Series 3680, Class LC, 4.500%, 06/15/40	131
150	Series 3688, Class GT, VAR, 7.181%, 11/15/46	184
187	Series 3747, Class HI, IO, 4.500%, 07/15/37	13
176	Series 3852, Class TP, IF, 5.500%, 05/15/41	191
300	Series 3874, Class DW, 3.500%, 06/15/21	338
9	Series 50, Class I, 8.000%, 06/15/20	9
295	Federal Home Loan Mortgage Corp. STRIPS, Series 279, Class F6, VAR, 0.653%, 09/15/42	297
149	Federal Home Loan Mortgage Corp. Structured Pass-Through Securities, Series T-54, Class 2A, 6.500%, 02/25/43	179
	Federal National Mortgage Association REMICS,
8	Series 1990-7, Class B, 8.500%, 01/25/20	9
3	Series 1990-35, Class E, 9.500%, 04/25/20	3
9	Series 1990-76, Class G, 7.000%, 07/25/20	10
28	Series 1990-106, Class J, 8.500%, 09/25/20	32
5	Series 1991-73, Class A, 8.000%, 07/25/21	5
80	Series 1992-112, Class GB, 7.000%, 07/25/22	90
32	Series 1992-195, Class C, 7.500%, 10/25/22	37
120	Series 1998-37, Class VZ, 6.000%, 06/17/28	135
220	Series 1998-66, Class B, 6.500%, 12/25/28	243
100	Series 2002-19, Class PE, 6.000%, 04/25/17	106
196	Series 2002-24, Class AJ, 6.000%, 04/25/17	211
248	Series 2002-55, Class PG, 5.500%, 09/25/32	278
35	Series 2002-63, Class KC, 5.000%, 10/25/17	38
95	Series 2002-63, Class LB, 5.500%, 10/25/17	101
57	Series 2003-21, Class OU, 5.500%, 03/25/33	64
56	Series 2003-33, Class AC, 4.250%, 03/25/33	59
60	Series 2003-58, Class AD, 3.250%, 07/25/33	63
36	Series 2003-63, Class PE, 3.500%, 07/25/33	38
150	Series 2003-67, Class KE, 5.000%, 07/25/33	173
195	Series 2003-78, Class B, 5.000%, 08/25/23	217
6	Series 2003-81, Class CB, 4.750%, 09/25/18	6
359	Series 2003-81, Class LC, 4.500%, 09/25/18	383
258	Series 2003-83, Class PG, 5.000%, 06/25/23	277
122	Series 2003-110, Class WA, 4.000%, 08/25/33	130
9	Series 2003-113, Class KA, 4.500%, 11/25/18	9
319	Series 2003-122, Class TE, 5.000%, 12/25/22	334
244	Series 2003-131, Class CH, 5.500%, 01/25/34	288
473	Series 2004-36, Class PC, 5.500%, 02/25/34	514
170	Series 2005-5, Class CK, 5.000%, 01/25/35	182
120	Series 2005-18, Class EG, 5.000%, 03/25/25	130
27	Series 2005-23, Class TG, 5.000%, 04/25/35	29
146	Series 2005-29, Class WC, 4.750%, 04/25/35	160
238	Series 2005-38, Class TB, 6.000%, 11/25/34	275
394	Series 2005-44, Class PE, 5.000%, 07/25/33	404
196	Series 2005-58, Class EP, 5.500%, 07/25/35	220
189	Series 2005-68, Class BC, 5.250%, 06/25/35	208
163	Series 2005-70, Class KP, 5.000%, 06/25/35	176
102	Series 2005-118, Class PN, 6.000%, 01/25/32	104
385	Series 2006-45, Class NW, 5.500%, 01/25/35	401
135	Series 2007-65, Class KI, IF, IO, 6.416%, 07/25/37	20
400	Series 2008-65, Class CD, 4.500%, 08/25/23	432
130	Series 2008-68, Class VN, 5.500%, 03/25/27	133
95	Series 2009-37, Class KI, IF, IO, 5.796%, 06/25/39	13
177	Series 2009-50, Class PT, VAR, 5.946%, 05/25/37	196
91	Series 2009-86, Class IP, IO, 5.500%, 10/25/39	11
151	Series 2009-86, Class OT, PO, 10/25/37	142
357	Series 2009-112, Class ST, IF, IO, 6.046%, 01/25/40	46
800	Series 2010-9, Class MB, 5.000%, 05/25/32	882

JPMorgan Diversified Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2013 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Collateralized Mortgage Obligations — Continued
	Agency CMO — Continued
189	Series 2010-35, Class SB, IF, IO, 6.216%, 04/25/40	24
404	Series 2010-64, Class DM, 5.000%, 06/25/40	451
191	Series 2010-64, Class EH, 5.000%, 10/25/35	199
252	Series 2010-111, Class AE, 5.500%, 04/25/38	277
219	Series 2011-22, Class MA, 6.500%, 04/25/38	250
400	Series 2011-52, Class KB, 5.500%, 06/25/41	473
280	Series 2011-52, Class LB, 5.500%, 06/25/41	327
178	Series 2012-137, Class CF, VAR, 0.504%, 08/25/41	178
62	Series G92-35, Class E, 7.500%, 07/25/22	70
56	Federal National Mortgage Association STRIPS, Series 293, Class 1, PO, 12/01/24	51
	Government National Mortgage Association,
209	Series 2004-37, Class PE, 5.500%, 05/20/34	242
173	Series 2005-11, Class PL, 5.000%, 02/20/35	204
390	Series 2005-48, Class CY, 5.000%, 06/20/35	445
214	Series 2005-92, Class CD, 5.000%, 01/20/32	226
146	Series 2006-38, Class SG, IF, IO, 6.447%, 09/20/33	9
400	Series 2006-69, Class MB, 5.500%, 12/20/36	463
177	Series 2007-26, Class SW, IF, IO, 5.997%, 05/20/37	25
469	Series 2008-33, Class PB, 5.500%, 04/20/38	534
250	Series 2008-42, Class PB, 5.500%, 08/20/36	262
81	Series 2008-62, Class SA, IF, IO, 5.947%, 07/20/38	13
217	Series 2008-68, Class PQ, 5.500%, 04/20/38	236
250	Series 2008-71, Class PB, 6.000%, 07/20/37	267
179	Series 2008-76, Class US, IF, IO, 5.697%, 09/20/38	25
269	Series 2008-95, Class DS, IF, IO, 7.097%, 12/20/38	46
168	Series 2009-72, Class SM, IF, IO, 6.047%, 08/16/39	21
392	Series 2009-106, Class ST, IF, IO, 5.797%, 02/20/38	56
159	Series 2010-14, Class QP, 6.000%, 12/20/39	174
213	Series 2010-157, Class OP, PO, 12/20/40	194
136	Series 2011-97, Class WA, VAR, 6.066%, 11/20/38	156

		33,324

	Non-Agency CMO — 1.6%
	Alternative Loan Trust,
27	Series 2004-16CB, Class 2A2, 5.000%, 08/25/19	27
581	Series 2004-28CB, Class 3A1, 6.000%, 01/25/35	567
287	Series 2004-30CB, Class 3A1, 5.000%, 02/25/20	295
576	Series 2005-20CB, Class 4A1, 5.250%, 07/25/20	581
968	Series 2005-21CB, Class A17, 6.000%, 06/25/35	968
300	Series 2005-46CB, Class A1, 5.750%, 10/25/35	283
282	Series 2005-85CB, Class 2A2, 5.500%, 02/25/36	244
	Banc of America Alternative Loan Trust,
323	Series 2003-3, Class A5, 5.750%, 05/25/33	344
400	Series 2004-9, Class 4A1, 5.500%, 10/25/19	407
669	Series 2006-5, Class 3A1, 6.000%, 06/25/46	675
139	Banc of America Mortgage Trust, Series 2003-3, Class 1A7, 5.500%, 05/25/33	143
285	CHL Mortgage Pass-Through Trust, Series 2005-21, Class A2, 5.500%, 10/25/35	284
111	Citicorp Mortgage Securities, Inc., Series 2004- 4, Class A4, 5.500%, 06/25/34	116
54	Citigroup Mortgage Loan Trust, Inc., Series 2003-1, Class 3A4, 5.250%, 09/25/33	57
70	Credit Suisse First Boston Mortgage Securities Corp., Series 2003-27, Class 5A4, 5.250%, 11/25/33	72
81	CSMC, Series 2011-7R, Class A1, VAR, 1.454%, 08/28/47 (e)	81
445	First Horizon Mortgage Pass-Through Trust, Series 2006-3, Class 1A13, 6.250%, 11/25/36	461
	GSR Mortgage Loan Trust,
77	Series 2004-6F, Class 2A4, 5.500%, 05/25/34	82
46	Series 2004-8F, Class 2A3, 6.000%, 09/25/34	48
418	Series 2005-6F, 3A-17 Class Shares, 5.500%, 07/25/35	428
768	Impac CMB Trust, Series 2004-5, Class 1A1, VAR, 0.924%, 10/25/34	734
853	IndyMac INDX Mortgage Loan Trust, Series 2004-AR12, Class A1, VAR, 0.984%, 12/25/34	649

JPMorgan Diversified Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2013 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Collateralized Mortgage Obligations — Continued
	Non-Agency CMO — Continued
	JP Morgan Mortgage Trust,
175	Series 2006-A2, Class 5A3, VAR, 2.900%, 11/25/33	178
90	Series 2007-A1, Class 5A5, VAR, 3.003%, 07/25/35	92
149	Lehman Mortgage Trust, Series 2006-1, Class 3A3, 5.500%, 02/25/36	150
	MASTR Alternative Loan Trust,
47	Series 2004-5, Class 5A1, 4.750%, 06/25/19	47
688	Series 2004-6, Class 7A1, 6.000%, 07/25/34	700
1,035	Series 2005-6, Class 1A2, 5.500%, 12/25/35	944
13	MASTR Asset Securitization Trust, Series 2003-11, Class 3A1, 4.500%, 12/25/18	13
66	Medallion Trust, (Australia), Series 2005-2G, Class A, VAR, 0.329%, 08/22/36	66
	Morgan Stanley Mortgage Loan Trust,
127	Series 2004-3, Class 4A, VAR, 5.670%, 04/25/34	133
233	Series 2004-4, Class 2A, VAR, 6.356%, 09/25/34	232
	Opteum Mortgage Acceptance Corp. Asset Backed Pass-Through Certificates,
493	Series 2005-3, Class A1B, VAR, 0.464%, 07/25/35	490
1,231	Series 2005-3, Class APT, VAR, 0.494%, 07/25/35	1,189
42	PHH Mortgage Trust, Series 2008-CIM2, Class 5A1, 6.000%, 07/25/38	43
43	Prime Mortgage Trust, Series 2004-2, Class A2, 4.750%, 11/25/19	44
	RALI Trust,
23	Series 2004-QS3, Class CB, 5.000%, 03/25/19	24
2	Series 2004-QS8, Class A12, 5.000%, 06/25/34	2
168	RFMSI Trust, Series 2007-S9, Class 2A1, 5.500%, 09/25/22	170
75	SACO I, Inc., Series 1997-2, Class 1A5, 7.000%, 08/25/36 (e)	80
765	Sequoia Mortgage Trust, Series 2007-3, Class 1A1, VAR, 0.403%, 07/20/36	679
251	Structured Asset Mortgage Investments II Trust, Series 2005-AR2, Class 2A1, VAR, 0.434%, 05/25/45	191
28	Structured Asset Securities Corp., Series 2003-37A, Class 2A, VAR, 4.768%, 12/25/33	28
	WaMu Mortgage Pass-Through Certificates,
53	Series 2003-AR9, Class 1A6, VAR, 2.427%, 09/25/33	54
26	Series 2003-S6, Class 2A1, 5.000%, 07/25/18	27
	Wells Fargo Mortgage-Backed Securities Trust,
25	Series 2004-7, Class 2A2, 5.000%, 07/25/19	26
29	Series 2004-EE, Class 3A1, VAR, 3.045%, 12/25/34	29
274	Series 2004-P, Class 2A1, VAR, 2.616%, 09/25/34	276
128	Series 2005-1, Class B1, VAR, 4.929%, 01/25/20	123
65	Series 2006-AR10, Class 5A2, VAR, 2.614%, 07/25/36	59

		13,635

	Total Collateralized Mortgage Obligations (Cost $44,386)	46,959

Commercial Mortgage-Backed Securities — 0.6%
	Banc of America Commercial Mortgage Trust,
300	Series 2006-3, Class A4, VAR, 5.889%, 07/10/44	338
150	Series 2006-4, Class A4, 5.634%, 07/10/46	169
100	Series 2006-5, Class A4, 5.414%, 09/10/47	112
	Banc of America Merrill Lynch Commercial Mortgage, Inc.,
100	Series 2005-3, Class A4, 4.668%, 07/10/43	107
100	Series 2005-3, Class AM, 4.727%, 07/10/43	107
50	Series 2005-5, Class A4, VAR, 5.115%, 10/10/45	55
209	Series 2005-6, Class ASB, VAR, 5.188%, 09/10/47	213
100	BB-UBS Trust, Series 2012-SHOW, Class A, 3.430%, 11/05/36 (e)	101
100	Bear Stearns Commercial Mortgage Securities Trust, Series 2006-PW11, Class A4, VAR, 5.450%, 03/11/39	111
140	COBALT CMBS Commercial Mortgage Trust, Series 2006-C1, Class A4, 5.223%, 08/15/48	156
	Federal National Mortgage Association-ACES,
260	Series 2011-M2, Class A2, 3.645%, 07/25/21	286
400	Series 2011-M4, Class A2, 3.726%, 06/25/21	443
150	GE Capital Commercial Mortgage Corp., Series 2005-C1, Class AJ, VAR, 4.826%, 06/10/48	158

JPMorgan Diversified Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2013 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Commercial Mortgage-Backed Securities — Continued
200	GS Mortgage Securities Corp. II Commercial Mortgage Pass-Through Certificates, Series 2004-GG2, Class A6, VAR, 5.396%, 08/10/38	209
122	GS Mortgage Securities Corp. Trust, Series 2013-NYC5, Class A, 2.318%, 01/10/30 (e)	125
200	JP Morgan Chase Commercial Mortgage Securities Corp., Series 2005-CB11, Class AJ, VAR, 5.364%, 08/12/37	216
	LB-UBS Commercial Mortgage Trust,
213	Series 2004-C2, Class A4, 4.367%, 03/15/36	219
200	Series 2007-C2, Class A3, 5.430%, 02/15/40	225
100	Merrill Lynch Mortgage Trust, Series 2006-C1, Class A4, VAR, 5.686%, 05/12/39	113
3,706	ML-CFC Commercial Mortgage Trust, Series 2006-4, Class XC, IO, VAR, 0.192%, 12/12/49 (e)	44
	Morgan Stanley Capital I Trust,
190	Series 2006-HQ9, Class A4, VAR, 5.731%, 07/12/44	214
7,910	Series 2007-HQ11, Class X, IO, VAR, 0.238%, 02/12/44 (e)	47
130	TIAA Seasoned Commercial Mortgage Trust, Series 2007-C4, Class A3, VAR, 5.540%, 08/15/39	137
	WFRBS Commercial Mortgage Trust,
500	Series 2011-C3, Class A4, 4.375%, 03/15/44 (e)	564
200	Series 2012-C6, Class A4, 3.440%, 04/15/45	213

	Total Commercial Mortgage-Backed Securities (Cost $4,412)	4,682

Corporate Bonds — 6.7%
Consumer Discretionary — 0.7%
	Auto Components — 0.0% (g)
	Johnson Controls, Inc.,
60	4.250%, 03/01/21	66
125	5.000%, 03/30/20	142

		208

	Automobiles — 0.1%
	Daimler Finance North America LLC,
350	1.950%, 03/28/14 (e) (m)	353
100	6.500%, 11/15/13 (m)	104
35	Ford Motor Co., 4.750%, 01/15/43	33
97	Nissan Motor Acceptance Corp., 1.800%, 03/15/18 (e)	97

		587

	Household Durables — 0.0% (g)
33	Newell Rubbermaid, Inc., 4.700%, 08/15/20	37

	Internet & Catalog Retail — 0.0% (g)
135	Amazon.com, Inc., 2.500%, 11/29/22	131

	Media — 0.5%
	CBS Corp.,
105	1.950%, 07/01/17	107
120	7.875%, 07/30/30	159
	Comcast Corp.,
50	3.125%, 07/15/22	51
20	4.500%, 01/15/43	20
35	4.650%, 07/15/42	36
145	4.950%, 06/15/16	163
35	6.400%, 03/01/40	44
100	6.450%, 03/15/37	127
25	COX Communications, Inc., 8.375%, 03/01/39 (e)	37
	DIRECTV Holdings LLC/DIRECTV Financing Co., Inc.,
35	3.800%, 03/15/22	36
160	5.150%, 03/15/42	154
150	6.000%, 08/15/40	160
	Discovery Communications LLC,
40	3.250%, 04/01/23	41
47	4.375%, 06/15/21	52
95	4.875%, 04/01/43	97
100	NBCUniversal Enterprise, Inc., 1.662%, 04/15/18 (e)	100
	NBCUniversal Media LLC,
200	2.875%, 01/15/23	198
120	4.375%, 04/01/21	135
95	5.150%, 04/30/20	113
	News America, Inc.,
250	6.750%, 01/09/38	300
90	6.900%, 08/15/39	114
65	SES, (Luxembourg), 5.300%, 04/04/43 (e)	64
150	Thomson Reuters Corp., (Canada), 5.850%, 04/15/40	178
	Time Warner Cable, Inc.,
85	5.500%, 09/01/41	87
75	5.875%, 11/15/40	80
125	7.300%, 07/01/38	156
120	8.750%, 02/14/19	159

JPMorgan Diversified Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2013 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT ($)	SECURITY DESCRIPTION	VALUE ($)
Corporate Bonds — Continued
	Media — Continued
155	Time Warner Entertainment Co. LP, 8.375%, 07/15/33	214
	Time Warner, Inc.,
250	4.750%, 03/29/21	283
150	6.500%, 11/15/36	181
250	7.625%, 04/15/31	338
	Viacom, Inc.,
33	3.250%, 03/15/23	33
17	3.875%, 12/15/21	18
15	4.375%, 03/15/43 (e)	14
40	WPP Finance 2010, (United Kingdom), 3.625%, 09/07/22	40

		4,089

	Multiline Retail — 0.1%
	Macy’s Retail Holdings, Inc.,
50	4.300%, 02/15/43	46
16	5.125%, 01/15/42	17
28	5.900%, 12/01/16	33
150	7.450%, 07/15/17	184
47	7.875%, 07/15/15	54
	Target Corp.,
35	4.000%, 07/01/42	34
200	7.000%, 01/15/38	286

		654

	Total Consumer Discretionary	5,706

Consumer Staples — 0.4%
	Beverages — 0.1%
100	Anheuser-Busch Cos. LLC, 7.550%, 10/01/30	139
30	Anheuser-Busch InBev Finance, Inc., 4.000%, 01/17/43	29
	Anheuser-Busch InBev Worldwide, Inc.,
45	1.500%, 07/14/14	45
25	2.500%, 07/15/22	25
285	5.375%, 01/15/20	344
179	Coca-Cola Co. (The), 1.150%, 04/01/18	179
160	PepsiCo, Inc., 2.750%, 03/01/23	160
200	SABMiller Holdings, Inc., 2.450%, 01/15/17 (e)	208

		1,129

	Food & Staples Retailing — 0.1%
	CVS Caremark Corp.,
100	4.125%, 05/15/21	111
85	5.750%, 05/15/41	101
53	CVS Pass-Through Trust, 6.943%, 01/10/30	66
	Kroger Co. (The),
30	5.000%, 04/15/42	31
25	5.400%, 07/15/40	27
150	6.400%, 08/15/17	179
	Wal-Mart Stores, Inc.,
65	5.000%, 10/25/40	74
90	6.200%, 04/15/38	119

		708

	Food Products — 0.1%
120	Archer-Daniels-Midland Co., 5.765%, 03/01/41	144
	Bunge Ltd. Finance Corp.,
100	5.875%, 05/15/13 (m)	100
100	8.500%, 06/15/19	129
100	Cargill, Inc., 3.300%, 03/01/22 (e)	102
	ConAgra Foods, Inc.,
65	3.200%, 01/25/23	65
45	4.650%, 01/25/43	45
66	Kellogg Co., 3.250%, 05/21/18	72
	Kraft Foods Group, Inc.,
130	1.625%, 06/04/15	132
100	3.500%, 06/06/22	104
100	6.875%, 01/26/39	132
155	Mondelez International, Inc., 5.375%, 02/10/20	184

		1,209

	Tobacco — 0.1%
	Altria Group, Inc.,
170	2.850%, 08/09/22	167
120	4.750%, 05/05/21	136
	B.A.T. International Finance plc, (United Kingdom),
130	1.400%, 06/05/15 (e)	132
110	3.250%, 06/07/22 (e)	114
	Philip Morris International, Inc.,
30	4.125%, 03/04/43	29
120	4.375%, 11/15/41	121

		699

	Total Consumer Staples	3,745

Energy — 0.5%
	Energy Equipment & Services — 0.0% (g)
125	Halliburton Co., 8.750%, 02/15/21	174

JPMorgan Diversified Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2013 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT ($)	SECURITY DESCRIPTION	VALUE ($)
Corporate Bonds — Continued
	Energy Equipment & Services — Continued
50	Nabors Industries, Inc., 4.625%, 09/15/21	52
	Transocean, Inc., (Cayman Islands),
10	3.800%, 10/15/22	10
65	6.375%, 12/15/21	75
50	6.500%, 11/15/20	58

		369

	Oil, Gas & Consumable Fuels — 0.5%
50	Alberta Energy Co., Ltd., (Canada), 7.375%, 11/01/31	62
	Anadarko Petroleum Corp.,
125	5.950%, 09/15/16	144
125	6.375%, 09/15/17	149
150	ANR Pipeline Co., 9.625%, 11/01/21	225
	Apache Corp.,
35	4.750%, 04/15/43	36
30	5.250%, 02/01/42	33
	BP Capital Markets plc, (United Kingdom),
40	1.375%, 11/06/17	40
140	1.846%, 05/05/17	143
40	3.200%, 03/11/16	43
115	3.245%, 05/06/22	119
150	Canadian Natural Resources Ltd., (Canada), 6.250%, 03/15/38	182
35	Canadian Oil Sands Ltd., (Canada), 6.000%, 04/01/42 (e)	40
	Cenovus Energy, Inc., (Canada),
55	3.000%, 08/15/22	55
50	6.750%, 11/15/39	65
170	ConocoPhillips, 6.500%, 02/01/39	227
75	ConocoPhillips Co., 2.400%, 12/15/22	74
	Devon Energy Corp.,
135	1.875%, 05/15/17	136
30	3.250%, 05/15/22	30
50	Encana Corp., (Canada), 6.625%, 08/15/37	60
	Energy Transfer Partners LP,
15	3.600%, 02/01/23	15
105	6.050%, 06/01/41	114
80	EOG Resources, Inc., 2.625%, 03/15/23	79
200	Kerr-McGee Corp., 7.875%, 09/15/31	262
	Kinder Morgan Energy Partners LP,
85	3.950%, 09/01/22	90
115	5.000%, 03/01/43	117
20	6.850%, 02/15/20	25
35	Marathon Oil Corp., 6.600%, 10/01/37	44
73	Marathon Petroleum Corp., 6.500%, 03/01/41	91
195	Phillips 66, 4.300%, 04/01/22	214
190	Plains All American Pipeline LP/PAA Finance
	Corp., 5.750%, 01/15/20	228
	Shell International Finance B.V., (Netherlands),
110	2.250%, 01/06/23	107
125	2.375%, 08/21/22	124
30	5.500%, 03/25/40	37
	Spectra Energy Capital LLC,
89	3.300%, 03/15/23	89
100	8.000%, 10/01/19	132
170	Suncor Energy, Inc., (Canada), 6.100%, 06/01/18	206
	Talisman Energy, Inc., (Canada),
75	5.850%, 02/01/37	81
75	6.250%, 02/01/38	85
71	Total Capital Canada Ltd., (Canada), 2.750%, 07/15/23	71
	Total Capital International S.A., (France),
110	1.550%, 06/28/17	112
65	2.700%, 01/25/23	65
73	Total Capital S.A., (France), 4.125%, 01/28/21	82

		4,333

	Total Energy	4,702

Financials — 2.4%
	Capital Markets — 0.4%
	Bank of New York Mellon Corp. (The),
100	2.950%, 06/18/15	105
95	3.550%, 09/23/21	103
100	4.150%, 02/01/21	112
100	BlackRock, Inc., 6.250%, 09/15/17	122
	Credit Suisse USA, Inc.,
150	5.125%, 08/15/15	164
100	7.125%, 07/15/32	140
120	Deutsche Bank AG, (Germany), 3.250%, 01/11/16	127
	Goldman Sachs Group, Inc. (The),
120	2.375%, 01/22/18	122
210	3.300%, 05/03/15	219
190	3.625%, 01/22/23	191
225	4.750%, 07/15/13 (m)	228
220	6.250%, 02/01/41	262
45	6.750%, 10/01/37	50
100	7.500%, 02/15/19	125

JPMorgan Diversified Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2013 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT ($)	SECURITY DESCRIPTION	VALUE ($)
Corporate Bonds — Continued
	Capital Markets — Continued
100	Jefferies Group LLC, 8.500%, 07/15/19	124
	Macquarie Group Ltd., (Australia),
80	6.250%, 01/14/21 (e)	89
100	7.300%, 08/01/14 (e)	107
	Morgan Stanley,
65	1.750%, 02/25/16	65
42	3.750%, 02/25/23	42
55	4.750%, 03/22/17	61
20	5.500%, 07/28/21	23
100	5.550%, 04/27/17	113
125	5.625%, 09/23/19	144
500	5.750%, 10/18/16	564
85	6.375%, 07/24/42	102
70	6.625%, 04/01/18	84
47	Nomura Holdings, Inc., (Japan), 6.700%, 03/04/20	56
150	UBS AG, (Switzerland), 5.750%, 04/25/18	178

		3,822

	Commercial Banks — 0.7%
100	Bank of Montreal, (Canada), 2.550%, 11/06/22	98
	Bank of Nova Scotia, (Canada),
49	3.400%, 01/22/15	51
150	4.375%, 01/13/21	171
	Barclays Bank plc, (United Kingdom),
150	5.200%, 07/10/14	158
260	6.050%, 12/04/17 (e)	290
63	BB&T Corp., 5.700%, 04/30/14	67
	Cooperatieve Centrale Raiffeisen-
	Boerenleenbank B.A., (Netherlands),
35	2.125%, 10/13/15	36
120	4.500%, 01/11/21	134
245	Credit Suisse, (Switzerland), 5.400%, 01/14/20	275
250	Discover Bank, 2.000%, 02/21/18	251
200	DNB Bank ASA, (Norway), 3.200%, 04/03/17 (e)	212
200	DNB Boligkreditt A.S., (Norway), 2.100%, 10/14/15 (e)	207
	HSBC Bank plc, (United Kingdom),
205	4.125%, 08/12/20 (e)	225
300	4.750%, 01/19/21 (e)	343
240	HSBC Holdings plc, (United Kingdom), 5.100%, 04/05/21	277
200	Nordea Bank AB, (Sweden), 3.125%, 03/20/17 (e)	211
250	PNC Bank N.A., 2.950%, 01/30/23	249
150	Royal Bank of Canada, (Canada), 0.850%, 03/08/16	150
200	Skandinaviska Enskilda Banken AB, (Sweden), 1.750%, 03/19/18 (e)	200
130	Standard Chartered plc, (United Kingdom), 3.200%, 05/12/16 (e)	137
100	SunTrust Bank, 5.000%, 09/01/15	109
	Svenska Handelsbanken AB, (Sweden),
250	1.625%, 03/21/18	248
105	4.875%, 06/10/14 (e)	111
200	Swedbank AB, (Sweden), 2.125%, 09/29/17 (e)	202
	U.S. Bancorp,
135	2.950%, 07/15/22	134
67	4.125%, 05/24/21	75
50	UnionBanCal Corp., 5.250%, 12/16/13	52
200	Wachovia Corp., 5.750%, 02/01/18	238
	Wells Fargo & Co.,
70	1.500%, 07/01/15	71
105	1.500%, 01/16/18	105
60	3.450%, 02/13/23	61
120	3.500%, 03/08/22	126
630	SUB, 3.676%, 06/15/16	681

		5,955

	Consumer Finance — 0.2%
250	American Express Co., 7.000%, 03/19/18	312
150	American Honda Finance Corp., 7.625%, 10/01/18 (e)	195
300	Capital One Bank USA N.A., 3.375%, 02/15/23	297
115	Capital One Financial Corp., 4.750%, 07/15/21	130
	Ford Motor Credit Co. LLC,
270	2.750%, 05/15/15	276
400	3.000%, 06/12/17	410
200	HSBC Finance Corp., VAR, 0.554%, 01/15/14 (m)	200
200	Toyota Motor Credit Corp., 2.625%, 01/10/23	199

		2,019

	Diversified Financial Services — 0.6%
	Bank of America Corp.,
140	1.500%, 10/09/15	140
580	2.000%, 01/11/18	577

JPMorgan Diversified Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2013 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT ($)	SECURITY DESCRIPTION	VALUE ($)
Corporate Bonds — Continued
	Diversified Financial Services — Continued
75	3.300%, 01/11/23	74
50	3.750%, 07/12/16	53
80	3.875%, 03/22/17	86
30	5.000%, 05/13/21	34
100	5.420%, 03/15/17	111
130	5.625%, 07/01/20	152
80	5.650%, 05/01/18	93
40	5.875%, 02/07/42	47
500	7.625%, 06/01/19	635
	Citigroup, Inc.,
50	4.050%, 07/30/22	52
36	4.587%, 12/15/15	39
444	5.000%, 09/15/14	466
220	5.375%, 08/09/20	258
170	5.875%, 05/29/37	201
200	8.500%, 05/22/19	266
200	VAR, 0.551%, 06/09/16	193
65	CME Group, Inc., 5.750%, 02/15/14 (m)	68
	General Electric Capital Corp.,
135	1.625%, 04/02/18	135
200	4.625%, 01/07/21	225
150	5.625%, 05/01/18	178
370	5.875%, 01/14/38	431
250	Murray Street Investment Trust I, SUB, 4.647%, 03/09/17	273

		4,787

	Insurance — 0.3%
100	ACE INA Holdings, Inc., 5.875%, 06/15/14	106
365	American International Group, Inc., 6.400%, 12/15/20	452
	Aon Corp.,
53	3.125%, 05/27/16	56
28	6.250%, 09/30/40	36
60	Berkshire Hathaway Finance Corp., 3.000%, 05/15/22	61
	Berkshire Hathaway, Inc.,
200	1.900%, 01/31/17	207
30	4.500%, 02/11/43	30
	CNA Financial Corp.,
15	5.850%, 12/15/14	16
30	5.875%, 08/15/20	36
100	6.500%, 08/15/16	115
	Hartford Financial Services Group, Inc.,
30	5.125%, 04/15/22	35
65	6.625%, 03/30/40	83
205	ING U.S., Inc., 2.900%, 02/15/18 (e)	208
25	Lincoln National Corp., 4.850%, 06/24/21	28
90	Markel Corp., 3.625%, 03/30/23	90
	MetLife, Inc.,
45	4.125%, 08/13/42	42
100	4.750%, 02/08/21	114
	Metropolitan Life Global Funding I,
100	1.500%, 01/10/18 (e)	100
100	3.125%, 01/11/16 (e)	106
100	New York Life Global Funding, 5.375%, 09/15/13 (e)	102
50	Pacific Life Insurance Co., 9.250%, 06/15/39 (e)	73
100	Principal Life Income Funding Trusts, 5.100%, 04/15/14	105
150	Prudential Financial, Inc., 5.800%, 11/16/41	173
25	Swiss Re Treasury U.S. Corp., 4.250%, 12/06/42 (e)	24
75	Travelers Property Casualty Corp., 7.750%, 04/15/26	104

		2,502

	Real Estate Investment Trusts (REITs) — 0.2%
65	American Campus Communities Operating
	Partnership LP, 3.750%, 04/15/23	65
70	American Tower Corp., 3.500%, 01/31/23	70
135	Boston Properties LP, 3.850%, 02/01/23	143
	Camden Property Trust,
70	4.875%, 06/15/23	79
64	5.700%, 05/15/17	73
60	CommonWealth REIT, 6.650%, 01/15/18	69
30	Duke Realty LP, 6.750%, 03/15/20	37
168	ERP Operating LP, 4.625%, 12/15/21	188
	HCP, Inc.,
44	2.625%, 02/01/20	44
30	3.150%, 08/01/22	30
125	5.375%, 02/01/21	145
45	Liberty Property LP, 3.375%, 06/15/23	45
	Simon Property Group LP,
85	2.750%, 02/01/23	83
17	5.650%, 02/01/20	21
100	6.125%, 05/30/18	122

JPMorgan Diversified Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2013 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT ($)	SECURITY DESCRIPTION	VALUE ($)
Corporate Bonds — Continued
	Real Estate Investment Trusts (REITs) — Continued
150	Ventas Realty LP/Ventas Capital Corp., 4.250%, 03/01/22	161
100	WEA Finance LLC/WT Finance Aust Pty Ltd., 6.750%, 09/02/19 (e)	124

		1,499

	Thrifts & Mortgage Finance — 0.0% (g)
190	Nationwide Building Society, (United Kingdom), 4.650%, 02/25/15 (e)	201

	Total Financials	20,785

Health Care — 0.4%
	Biotechnology — 0.0% (g)
	Amgen, Inc.,
150	4.100%, 06/15/21	166
40	4.950%, 10/01/41	42
65	5.650%, 06/15/42	75
100	Celgene Corp., 3.950%, 10/15/20	108
190	Gilead Sciences, Inc., 4.500%, 04/01/21	215

		606

	Health Care Equipment & Supplies — 0.0% (g)
45	St Jude Medical, Inc., 4.750%, 04/15/43	46

	Health Care Providers & Services — 0.2%
	Aetna, Inc.,
45	2.750%, 11/15/22	44
50	4.500%, 05/15/42	51
80	AmerisourceBergen Corp., 3.500%, 11/15/21	85
35	Cardinal Health, Inc., 4.600%, 03/15/43	34
	Cigna Corp.,
130	4.000%, 02/15/22	140
20	5.375%, 02/15/42	23
100	Coventry Health Care, Inc., 5.450%, 06/15/21	118
	Express Scripts Holding Co.,
120	3.125%, 05/15/16	127
175	4.750%, 11/15/21	198
80	Humana, Inc., 4.625%, 12/01/42	77
100	Medco Health Solutions, Inc., 7.125%, 03/15/18	124
50	Roche Holdings, Inc., 7.000%, 03/01/39 (e)	73
	UnitedHealth Group, Inc.,
30	2.750%, 02/15/23	30
200	2.875%, 03/15/23	200
105	5.700%, 10/15/40	124
50	WellPoint, Inc., 4.625%, 05/15/42	50

		1,498

	Pharmaceuticals — 0.2%
	AbbVie, Inc.,
110	1.200%, 11/06/15 (e)	111
135	1.750%, 11/06/17 (e)	137
55	4.400%, 11/06/42 (e)	55
	Actavis, Inc.,
120	3.250%, 10/01/22	122
20	4.625%, 10/01/42	20
	Bristol-Myers Squibb Co.,
35	2.000%, 08/01/22	33
15	3.250%, 08/01/42	13
	GlaxoSmithKline Capital plc, (United Kingdom),
125	1.500%, 05/08/17	127
165	2.850%, 05/08/22	168
	GlaxoSmithKline Capital, Inc.,
104	2.800%, 03/18/23	105
40	4.200%, 03/18/43	40
75	Merck & Co., Inc., 3.600%, 09/15/42	71
	Mylan, Inc.,
50	3.125%, 01/15/23 (e)	49
100	7.875%, 07/15/20 (e)	117
230	Pfizer, Inc., 6.200%, 03/15/19	289
	Teva Pharmaceutical Finance Co. B.V., (Netherlands),
75	2.950%, 12/18/22	75
90	3.650%, 11/10/21	96
19	Zoetis, Inc., 1.875%, 02/01/18 (e)	19

		1,647

	Total Health Care	3,797

Industrials — 0.6%
	Aerospace & Defense — 0.1%
100	Honeywell International, Inc., 4.250%, 03/01/21	115
	Lockheed Martin Corp.,
140	2.125%, 09/15/16	145
75	4.070%, 12/15/42 (e)	69
200	4.250%, 11/15/19	225
	United Technologies Corp.,
100	4.500%, 06/01/42	106
180	5.400%, 05/01/35	215

		875

	Airlines — 0.1%
21	American Airlines 2011-1 Class A Pass-Through
	Trust, 5.250%, 01/31/21	23

JPMorgan Diversified Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2013 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT ($)	SECURITY DESCRIPTION	VALUE ($)
Corporate Bonds — Continued
	Airlines — Continued
89	Continental Airlines 2007-1 Class A Pass- Through Trust, 5.983%, 04/19/22	102
103	Delta Air Lines 2007-1 Class A Pass-Through Trust, 6.821%, 08/10/22	117
17	Delta Air Lines 2010-2 Class A Pass-Through Trust, 4.950%, 05/23/19	19
15	Delta Air Lines 2011-1 Class A Pass-Through Trust, 5.300%, 04/15/19	16

		277

	Commercial Services & Supplies — 0.0% (g)
	Waste Management, Inc.,
37	4.600%, 03/01/21	42
100	4.750%, 06/30/20	113

		155

	Electrical Equipment — 0.1%
	Eaton Corp.,
75	1.500%, 11/02/17 (e)	75
160	4.000%, 11/02/32 (e)	160
40	4.150%, 11/02/42 (e)	39

		274

	Industrial Conglomerates — 0.1%
	Danaher Corp.,
61	3.900%, 06/23/21	68
100	5.400%, 03/01/19	120
	General Electric Co.,
400	2.700%, 10/09/22	400
35	4.125%, 10/09/42	35
180	5.250%, 12/06/17	211
40	Koninklijke Philips Electronics N.V., (Netherlands), 5.750%, 03/11/18	48

		882

	Machinery — 0.0% (g)
	Caterpillar, Inc.,
66	3.803%, 08/15/42	63
100	3.900%, 05/27/21	111

		174

	Road & Rail — 0.2%
	Burlington Northern Santa Fe LLC,
140	3.050%, 09/01/22	143
500	4.100%, 06/01/21	554
40	5.050%, 03/01/41	43
25	5.750%, 05/01/40	30
200	Canadian National Railway Co., (Canada), 6.375%, 11/15/37	277
63	Canadian Pacific Railway Co., (Canada), 7.125%, 10/15/31	81
	CSX Corp.,
35	4.100%, 03/15/44	33
150	7.375%, 02/01/19	191
35	ERAC USA Finance LLC, 4.500%, 08/16/21 (e)	38
391	Norfolk Southern Corp., 4.837%, 10/01/41	425
	Ryder System, Inc.,
43	3.500%, 06/01/17	46
20	3.600%, 03/01/16	21

		1,882

	Transportation Infrastructure — 0.0% (g)
200	Heathrow Funding Ltd., (United Kingdom), 2.500%, 06/25/15 (e)	206

	Total Industrials	4,725

Information Technology — 0.2%
	Communications Equipment — 0.0% (g)
120	Cisco Systems, Inc., 5.500%, 01/15/40	143

	Computers & Peripherals — 0.0% (g)
120	Hewlett-Packard Co., 4.300%, 06/01/21	122

	Electronic Equipment, Instruments & Components — 0.0% (g)
150	Arrow Electronics, Inc., 6.000%, 04/01/20	168

	Internet Software & Services — 0.0% (g)
100	eBay, Inc., 3.250%, 10/15/20	107

	IT Services — 0.1%
280	International Business Machines Corp., 1.250%, 02/08/18	281

	Office Electronics — 0.0% (g)
100	Xerox Corp., 5.625%, 12/15/19	114

	Semiconductors & Semiconductor Equipment — 0.0% (g)
92	Texas Instruments, Inc., 2.375%, 05/16/16	97

	Software — 0.1%
135	Microsoft Corp., 3.500%, 11/15/42	125
300	Oracle Corp., 2.500%, 10/15/22	294

		419

	Total Information Technology	1,451

JPMorgan Diversified Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2013 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT ($)	SECURITY DESCRIPTION	VALUE ($)
Corporate Bonds — Continued
Materials — 0.3%
	Chemicals — 0.1%
	Dow Chemical Co. (The),
135	4.125%, 11/15/21	145
38	4.250%, 11/15/20	42
144	E.I. du Pont de Nemours & Co., 4.150%, 02/15/43	146
150	Union Carbide Corp., 7.750%, 10/01/96	175

		508

	Construction Materials — 0.0% (g)
44	CRH America, Inc., 6.000%, 09/30/16	50

	Metals & Mining — 0.2%
	Barrick Gold Corp., (Canada),
25	5.250%, 04/01/42	25
100	6.950%, 04/01/19	123
	Barrick North America Finance LLC,
85	4.400%, 05/30/21	91
90	5.700%, 05/30/41	95
90	BHP Billiton Finance USA Ltd., (Australia), 1.875%, 11/21/16	93
200	Freeport-McMoRan Copper & Gold, Inc., 3.875%, 03/15/23 (e)	201
	Rio Tinto Finance USA Ltd., (Australia),
150	2.500%, 05/20/16	157
100	4.125%, 05/20/21	108
35	8.950%, 05/01/14	38
130	Rio Tinto Finance USA plc, (United Kingdom), 2.875%, 08/21/22	127
45	Teck Resources Ltd., (Canada), 6.250%, 07/15/41	48
	Vale Overseas Ltd., (Cayman Islands),
30	4.375%, 01/11/22	30
295	4.625%, 09/15/20	312
	Xstrata Finance Canada Ltd., (Canada),
80	4.000%, 10/25/22 (e)	81
60	6.000%, 11/15/41 (e)	63

		1,592

	Paper & Forest Products — 0.0% (g)
65	International Paper Co., 6.000%, 11/15/41	75

	Total Materials	2,225

	Telecommunication Services — 0.3%
	Diversified Telecommunication Services — 0.2%
410	AT&T, Inc., 4.300%, 12/15/42 (e)	382
100	British Telecommunications plc, (United
	Kingdom), 9.625%, 12/15/30	155
	Deutsche Telekom International Finance B.V., (Netherlands),
355	2.250%, 03/06/17 (e)	364
100	6.750%, 08/20/18	123
55	France Telecom S.A., (France), 5.375%, 01/13/42	57
150	Telecom Italia Capital S.A., (Luxembourg), 6.175%, 06/18/14	157
100	Telefonica Emisiones S.A.U., (Spain), 6.221%, 07/03/17	112
	Verizon Communications, Inc.,
70	2.450%, 11/01/22	66
165	3.850%, 11/01/42	143
145	4.600%, 04/01/21	162
70	6.350%, 04/01/19	86

		1,807

	Wireless Telecommunication Services — 0.1%
	America Movil S.A.B. de C.V., (Mexico),
200	2.375%, 09/08/16	206
100	5.000%, 10/16/19	113
140	5.000%, 03/30/20	157
100	Crown Castle Towers LLC, 3.214%, 08/15/15 (e)	105
	Vodafone Group plc, (United Kingdom),
70	4.375%, 02/19/43	67
125	5.625%, 02/27/17	145
50	6.150%, 02/27/37	59

		852

	Total Telecommunication Services	2,659

Utilities — 0.9%
	Electric Utilities — 0.6%
200	Alabama Power Co., 3.850%, 12/01/42	192
100	Appalachian Power Co., 4.600%, 03/30/21	114
150	Arizona Public Service Co., 4.500%, 04/01/42	157
65	Baltimore Gas & Electric Co., 2.800%, 08/15/22	66
175	Carolina Power & Light Co., 4.100%, 03/15/43	175
190	Commonwealth Edison Co., 3.400%, 09/01/21	205
65	DTE Electric Co., 4.000%, 04/01/43	65
80	Duke Energy Carolinas LLC, 4.300%, 06/15/20	92

JPMorgan Diversified Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2013 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT ($)	SECURITY DESCRIPTION	VALUE ($)
Corporate Bonds — Continued
	Electric Utilities — Continued
	Duke Energy Corp.,
82	3.050%, 08/15/22	83
130	5.050%, 09/15/19	153
100	Enel Finance International N.V., (Netherlands), 5.125%, 10/07/19 (e)	106
140	Entergy Arkansas, Inc., 3.750%, 02/15/21	153
50	Florida Power & Light Co., 5.950%, 10/01/33	65
	Georgia Power Co.,
145	3.000%, 04/15/16	155
100	4.300%, 03/15/43	100
35	Great Plains Energy, Inc., 4.850%, 06/01/21	39
100	Indiana Michigan Power Co., 7.000%, 03/15/19	126
200	Kansas City Power & Light Co., 5.300%, 10/01/41	221
210	LG&E and KU Energy LLC, 2.125%, 11/15/15	215
100	MidAmerican Energy Holdings Co., 5.750%, 04/01/18	120
	Nevada Power Co.,
34	5.450%, 05/15/41	41
50	6.500%, 08/01/18	62
80	Nisource Finance Corp., 5.800%, 02/01/42	90
60	Oglethorpe Power Corp., 5.375%, 11/01/40	69
	Pacific Gas & Electric Co.,
30	4.450%, 04/15/42	31
40	5.400%, 01/15/40	48
100	6.050%, 03/01/34	125
	PacifiCorp,
245	2.950%, 02/01/22	256
10	5.650%, 07/15/18	12
200	Pennsylvania Electric Co., 6.050%, 09/01/17	233
	PPL Capital Funding, Inc.,
50	3.500%, 12/01/22	51
60	4.200%, 06/15/22	63
15	PPL WEM Holdings plc, (United Kingdom),
	5.375%, 05/01/21 (e)	17
	Progress Energy, Inc.,
130	3.150%, 04/01/22	132
117	4.400%, 01/15/21	131
150	Public Service Co. of Colorado, 2.500%, 03/15/23	151
	Southern California Edison Co.,
65	3.900%, 03/15/43	64
40	4.500%, 09/01/40	43
100	6.650%, 04/01/29	131
200	Southwestern Public Service Co., 8.750%, 12/01/18	268
100	Tampa Electric Co., 2.600%, 09/15/22	100
	Virginia Electric and Power Co.,
150	2.750%, 03/15/23	152
75	4.000%, 01/15/43	76
95	Xcel Energy, Inc., 4.700%, 05/15/20	111

		5,059

	Gas Utilities — 0.1%
	AGL Capital Corp.,
100	5.250%, 08/15/19	119
18	5.875%, 03/15/41	23
86	CenterPoint Energy Resources Corp., 4.500%, 01/15/21	98
85	DCP Midstream LLC, 5.350%, 03/15/20 (e)	94
25	DCP Midstream Operating LP, 3.875%, 03/15/23	25
	Enterprise Products Operating LLC,
85	4.850%, 08/15/42	87
25	4.850%, 03/15/44	25
80	5.200%, 09/01/20	94
30	5.700%, 02/15/42	34

		599

	Independent Power Producers & Energy Traders — 0.1%
94	Exelon Generation Co. LLC, 5.750%, 10/01/41	103
188	PSEG Power LLC, 5.125%, 04/15/20	214

		317

	Multi-Utilities — 0.1%
	Consolidated Edison Co. of New York, Inc.,
65	3.950%, 03/01/43	64
80	5.850%, 04/01/18	97
100	6.750%, 04/01/38	140
	Dominion Resources, Inc.,
75	4.450%, 03/15/21	85
235	5.200%, 08/15/19	280
	Sempra Energy,
100	2.300%, 04/01/17	104
125	2.875%, 10/01/22	125
100	9.800%, 02/15/19	140

		1,035

JPMorgan Diversified Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2013 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT ($)	SECURITY DESCRIPTION	VALUE ($)
Corporate Bonds — Continued
	Water Utilities — 0.0% (g)
	American Water Capital Corp.,
120	6.085%, 10/15/17	144
100	6.593%, 10/15/37	131

		275

	Total Utilities	7,285

	Total Corporate Bonds (Cost $53,960)	57,080

SHARES
Investment Companies — 16.4%
11	Cohen & Steers Infrastructure Fund, Inc.	218
1,791	JPMorgan Emerging Markets Debt Fund, Class R6 Shares (b)	16,034
722	JPMorgan Emerging Markets Equity Fund, Institutional Class Shares (b)	17,218
894	JPMorgan Emerging Markets Local Currency Debt Fund, Class R6 Shares (b)	9,229
5,617	JPMorgan High Yield Fund, Class R6 Shares (b)	46,286
746	JPMorgan International Realty Fund, Class R5 Shares (b)	7,783
1,237	JPMorgan Mid Cap Core Fund, Class R6 Shares (b)	24,901
1,401	JPMorgan Realty Income Fund, Institutional Class Shares (b)	17,140

	Total Investment Companies (Cost $112,590)	138,809

PRINCIPAL AMOUNT($)
Mortgage Pass-Through Securities — 1.2%
	Federal Home Loan Mortgage Corp. Gold Pools, 15 Year, Single Family,
87	5.500%, 02/01/24	95
– (h)	6.500%, 06/01/13	–	(h)
– (h)	7.000%, 06/01/13	–	(h)
	Federal Home Loan Mortgage Corp. Gold Pools, 20 Year, Single Family,
111	6.500%, 11/01/22 - 03/01/26	124
	Federal Home Loan Mortgage Corp. Gold Pools, 30 Year, Single Family,
388	4.500%, 05/01/41	415
383	5.500%, 02/01/39	422
390	6.000%, 08/01/36 - 12/01/36	434
4	7.000%, 02/01/26	5
15	7.500%, 05/01/26 - 08/01/27	17
9	8.000%, 04/01/25 - 05/01/25	11
7	8.500%, 07/01/26	9
	Federal Home Loan Mortgage Corp. Gold Pools, Other,
9	7.000%, 12/01/14 - 03/01/16	9
	Federal National Mortgage Association, 15 Year, Single Family,
26	4.500%, 05/01/19	28
33	5.000%, 10/01/19	35
281	6.000%, 01/01/14 - 01/01/24	302
– (h)	6.500%, 04/01/13	–	(h)
– (h)	7.000%, 06/01/13	1
278	Federal National Mortgage Association, 20 Year, Single Family, 5.500%, 02/01/28	304
	Federal National Mortgage Association, 30 Year, Single Family,
157	5.000%, 03/01/36	170
369	6.000%, 12/01/32 - 04/01/35	417
325	6.500%, 02/01/26 - 10/01/38	366
157	7.000%, 03/01/26 - 04/01/37	181
25	7.500%, 05/01/26 - 11/01/26	25
37	8.000%, 11/01/22 - 06/01/24	43
17	8.500%, 11/01/18	18
17	9.000%, 08/01/24	21
	Federal National Mortgage Association, Other,
149	VAR, 0.550%, 01/01/23	151
400	2.010%, 06/01/20	403
100	2.240%, 12/01/22	101
249	2.249%, 01/01/23	252
400	2.286%, 11/01/22	402
143	2.490%, 10/01/17	151
200	2.530%, 03/01/23	203
247	2.650%, 06/01/22	258
450	2.680%, 05/01/23	460
98	2.828%, 12/01/21	104
200	3.145%, 11/01/20	217
200	3.154%, 01/01/18	219
200	3.248%, 12/01/20	218
193	3.304%, 10/01/20	211
150	3.590%, 10/01/20	165
986	3.730%, 06/01/18	1,102
242	3.810%, 01/01/19	267
293	4.041%, 04/01/21	336

JPMorgan Diversified Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2013 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT ($)	SECURITY DESCRIPTION	VALUE ($)
Mortgage Pass-Through Securities — Continued
241	4.078%, 02/01/20	277
293	4.330%, 01/01/21	340
	Government National Mortgage Association II, 30 Year, Single Family,
8	8.000%, 07/20/28	10
34	8.500%, 09/20/25	40
5	Government National Mortgage Association, 15 Year, Single Family, 6.500%, 09/15/13	5
	Government National Mortgage Association, 30 Year, Single Family,
57	6.500%, 01/15/24 - 03/15/28	65
108	7.000%, 04/15/24 - 05/15/26	127
19	7.500%, 06/15/25 - 05/15/26	21
31	8.000%, 04/15/24 - 09/15/27	34
65	8.500%, 06/15/22 - 12/15/22	74
2	10.000%, 07/15/18	2

	Total Mortgage Pass-Through Securities (Cost $9,227)	9,667

Municipal Bonds — 0.1% (t)
	New York — 0.0% (g)
35	New York State Dormitory Authority, State Personal Income Tax, Series D, Rev., 5.600%, 03/15/40	44
150	Port Authority of New York & New Jersey, Taxable Consolidated 164th, Rev., 5.647%, 11/01/40	185

		229

	Ohio — 0.1%
210	American Municipal Power, Inc., Meldahl Hydroelectric Project, Series B, Rev., 7.499%, 02/15/50	281

	Total Municipal Bonds (Cost $395)	510

Supranational — 0.0% (g)
64	Corp. Andina de Fomento, 3.750%, 01/15/16 (Cost $64)	68

U.S. Government Agency Securities — 0.0% (g)
	Tennessee Valley Authority,
44	4.625%, 09/15/60	50
65	5.250%, 09/15/39	83

	Total U.S. Government Agency Securities (Cost $108)	133

U.S. Treasury Obligations — 6.4%
	U.S. Treasury Bonds,
3,000	5.375%, 02/15/31 (m)	4,173
2,500	6.000%, 02/15/26 (m)	3,559
4,000	6.250%, 08/15/23 (m)	5,661
3,000	U.S. Treasury Bonds STRIPS, 08/15/16 (m)	2,952
100	U.S. Treasury Inflation Indexed Notes, 1.250%, 04/15/14	113
	U.S. Treasury Notes,
55	0.250%, 11/30/13 (k)	55
4,950	0.250%, 01/31/14 (k)	4,954
90	0.375%, 03/15/16 (m)	90
8,000	1.000%, 11/30/19 (m)	7,918
2,000	1.125%, 12/31/19 (m)	1,993
4,000	1.375%, 11/30/15 (m)	4,111
170	2.000%, 02/15/23 (m)	172
2,000	2.625%, 12/31/14 (m)	2,083
3,000	2.625%, 01/31/18 (m)	3,271
600	3.125%, 10/31/16 (m)	656
4,000	4.250%, 08/15/15 (m)	4,374
8,000	4.750%, 05/15/14 (m)	8,409

	Total U.S. Treasury Obligations (Cost $52,200)	54,544

SHARES
Short-Term Investments — 4.4%
	Investment Company — 4.4%
37,357	JPMorgan Prime Money Market Fund, Institutional Class Shares, 0.050% (b) (l) (m) (Cost $37,357)	37,357

JPMorgan Diversified Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2013 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT ($)	SECURITY DESCRIPTION	VALUE ($)
U.S. Treasury Obligations — 0.0% (g)
	U.S. Treasury Bills,
15	0.072%, 08/15/13 (k) (n)	15
30	0.096%, 06/13/13 (k) (n)	30
80	0.149%, 05/30/13 (k) (n)	80

	Total U.S. Treasury Obligations (Cost $125)	125

	Total Short-Term Investments (Cost $37,482)	37,482

	Total Investments — 100.0%
	(Cost $710,533)	848,342
	Other Assets in Excess of Liabilities — 0.0% (g)	321

	NET ASSETS — 100.0%	$848,663

Percentages indicated are based on net assets.

JPMorgan Diversified Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2013 (Unaudited) (continued)

(Amounts in thousands, except number of contracts)

Futures Contracts

NUMBER OF CONTRACTS	DESCRIPTION	EXPIRATION DATE	NOTIONAL VALUE AT 03/31/13	NET UNREALIZED APPRECIATION (DEPRECIATION)
	Long Futures Outstanding
105	Amsterdam Exchanges Index	04/19/13	$9,352	$(87)
16	Hang Seng Index	04/29/13	2,300	15
85	TOPIX Index	06/13/13	9,395	430
54	10 Year Australian Government Bond	06/17/13	6,837	87
28	10 Year U.S. Treasury Note	06/19/13	3,695	50
6	30 Year U.S. Treasury Bond	06/19/13	867	10
26	S&P/Toronto 60 Index	06/20/13	3,731	(37)
38	DAX Index	06/21/13	9,499	(201)
583	Dow Jones Euro STOXX 50 Index	06/21/13	19,086	(544)
40	E-mini Russell 2000	06/21/13	3,796	95
18	E-mini S&P 500	06/21/13	1,406	21
17	2 Year U.S. Treasury Note	06/28/13	3,748	3

	Short Futures Outstanding
(123)	CAC 40 10 Euro	04/19/13	(5,884)	142
(345)	OMXS 30 Index	04/19/13	(6,300)	(59)
(39)	10 Year U.S. Treasury Note	06/19/13	(5,147)	(43)
(12)	E-mini S&P 500	06/21/13	(938)	— (h)
(124)	FTSE 100 Index	06/21/13	(11,966)	102
(123)	5 Year U.S. Treasury Note	06/28/13	(15,259)	(96)

				$(112)

Forward Foreign Currency Exchange Contracts

CONTRACTS TO BUY	CURRENCY	COUNTERPARTY	SETTLEMENT DATE	SETTLEMENT VALUE		VALUE AT 03/31/13		NET UNREALIZED APPRECIATION (DEPRECIATION)
303,024	EUR
2,259,014	for DKK	Westpac Banking Corp.	05/23/13	$389	#	$389	#	$— (h)
1,875,216	HKD
181,903	for EUR	Westpac Banking Corp.	05/23/13	234	#	242	#	8
16,575,748	JPY
134,548	for EUR	Union Bank of Switzerland AG	05/23/13	172	#	176	#	4
193,753	SGD
119,437	for EUR	Citibank, N.A.	05/23/13	153	#	156	#	3
3,703,034	AUD	Merrill Lynch International	05/23/13	3,794		3,840		46
114,673	CHF	BNP Paribas	05/23/13	124		121		(3)
150,080	CHF	Goldman Sachs International	05/23/13	162		158		(4)
3,701,517	DKK	Goldman Sachs International	05/23/13	659		637		(22)
77,166	GBP	Barclays Bank plc	05/23/13	116		117		1
540,079	GBP	Westpac Banking Corp.	05/23/13	821		821		— (h)
73,231,567	JPY	Barclays Bank plc	05/23/13	766		778		12
10,626,658	JPY	Credit Suisse International	05/23/13	115		113		(2)
10,281,523	JPY	State Street Corp.	05/23/13	113		110		(3)
64,756,677	JPY	Westpac Banking Corp.	05/23/13	691		688		(3)
2,718,608	NOK	HSBC Bank, N.A.	05/23/13	481		464		(17)
247,617	NZD	BNP Paribas	05/23/13	203		206		3
1,103,417	SGD	HSBC Bank, N.A.	05/23/13	892		890		(2)

				$9,885		$9,906		$21

JPMorgan Diversified Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2013 (Unaudited) (continued)

(Amounts in thousands, except number of contracts)

CONTRACTS TO SELL	CURRENCY	COUNTERPARTY	SETTLEMENT DATE	SETTLEMENT VALUE	VALUE AT 03/31/13	NET UNREALIZED APPRECIATION (DEPRECIATION)
549,608	CAD	Goldman Sachs International	05/23/13	$536	$540	$(4)
651,516	CHF	Westpac Banking Corp.	05/23/13	690	686	4
1,442,503	DKK	Barclays Bank plc	05/23/13	253	248	5
145,077	EUR	Credit Suisse International	05/23/13	191	186	5
129,827	EUR	Goldman Sachs International	05/23/13	170	167	3
124,975	EUR	Societe Generale	05/23/13	163	160	3
1,165,058	EUR	Westpac Banking Corp.	05/23/13	1,535	1,494	41
75,223	GBP	Goldman Sachs International	05/23/13	114	114	—	(h)
2,050,545	GBP	Westpac Banking Corp.	05/23/13	3,103	3,115	(12)
11,091,741	HKD	Westpac Banking Corp.	05/23/13	1,431	1,430	1
42,689,627	JPY	Goldman Sachs International	05/23/13	466	453	13
37,494	NZD	Goldman Sachs International	05/23/13	31	31	—	(h)
210,124	NZD	HSBC Bank, N.A.	05/23/13	176	176	—	(h)
581,678	SEK	HSBC Bank, N.A.	05/23/13	91	89	2
1,385,221	SEK	Westpac Banking Corp.	05/23/13	215	212	3

				$9,165	$9,101	$64

# For cross-currency exchange contracts, the settlement value is the U.S. dollar market value at 03/31/13 of the currency being sold, and the value at 03/31/13 is the U.S. dollar market value of the currency being purchased.

JPMorgan Diversified Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2013 (Unaudited) (continued)

(Amounts in thousands)

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS:

ADR	—	American Depositary Receipt
AUD	—	Australian Dollar
CAD	—	Canadian Dollar
CHF	—	Swiss Franc
CMBS	—	Commercial Mortgage Backed Security
CMO	—	Collateralized Mortgage Obligation
CVA	—	Dutch Certification
DKK	—	Danish Krone
EUR	—	Euro
GBP	—	British Pound
GDR	—	Global Depositary Receipt
HKD	—	Hong Kong Dollar
IF	—	Inverse Floaters represent securities that pay interest at a rate that increases (decreases) with a decline (incline) in a specified index. The interest rate shown is the rate in effect as of March 31, 2013. The rate may be subject to a cap and floor.
IO	—	Interest Only represents the right to receive the monthly interest payments on an underlying pool of mortgage loans. The principal amount shown represents the par value on the underlying pool. The yields on these securities are subject to accelerated principal paydowns as a result of prepayment or refinancing of the underlying pool of mortgage instruments. As a result, interest income may be reduced considerably.
JPY	—	Japanese Yen
NOK	—	Norwegian Krone
NVDR	—	Non Voting Depositary Receipt
NZD	—	New Zealand Dollar
PO	—	Principal Only represents the right to receive the principal portion only on an underlying pool of mortgage loans. The market value of these securities is extremely volatile in response to changes in market interest rates. As prepayments on the underlying mortgages of these securities increase, the yield on these securities increases.
Reg. S	—	Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration.
REMIC	—	Real Estate Mortgage Investment Conduit
Rev.	—	Revenue Bond
SEK	—	Swedish Krona
SGD	—	Singapore Dollar
STRIPS	—	Separate Trading of Registered Interest and Principal of Securities. The STRIPS Program lets investors hold and trade individual interest and principal components of eligible notes and bonds as separate securities.
SUB	—	Step-Up Bond. The interest rate shown is the rate in effect as of March 31, 2013.
VAR	—	Variable Rate Security. The interest rate shown is the rate in effect as of March 31, 2013.
(a)	—	Non-income producing security.
(b)	—	Investment in affiliate. Fund registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(e)	—	Security is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. Unless otherwise indicated, this security has been determined to be liquid under procedures established by the Board of Trustees and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(g)	—	Amount rounds to less than 0.1%.
(h)	—	Amount rounds to less than one thousand (shares or dollars).
(i)	—	Security has been deemed illiquid pursuant to procedures approved by the Board of Trustees and may be difficult to sell.
(k)	—	All or a portion of this security is deposited with the broker as collateral for futures or with brokers as initial margin for futures contracts.
(l)	—	The rate shown is the current yield as of March 31, 2013.
(m)	—	All or a portion of this security is reserved and/or pledged with the custodian for current or potential holdings of futures, swaps, options, TBAs, when-issued securities, delayed delivery securities, reverse repurchase agreements, unfunded commitments and/or forward foreign currency exchange contracts.
(n)	—	The rate shown is the effective yield date at the date of purchase.
(t)	—	The date shown represents the earliest of the prerefunded date, next put date or final maturity date.

The value and percentage, based on total investments, of the investments that apply the fair valuation policy for the international investments is approximately $135,088,000 and 15.9% respectively.

As of March 31, 2013, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$144,755
Aggregate gross unrealized depreciation	(6,946)

Net unrealized appreciation/depreciation	$137,809

Federal income tax cost of investments	$710,533

JPMorgan Diversified Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2013 (Unaudited) (continued)

(Amounts in thousands)

A. Valuation of Investments — Equity securities listed on a North American, Central American, South American or Caribbean securities exchange shall generally be valued at the last sale price on the exchange on which the security is principally traded that is reported before the time when the net assets of the Fund are valued. The value of securities listed on The NASDAQ Stock Market LLC shall generally be the NASDAQ Official Closing Price. Fixed income securities (other than certain short-term investments maturing in less than 61 days) are valued each day based on prices received from independent or affiliated pricing services approved by the Board of Trustees or third party broker-dealers. The broker-dealers or pricing services use multiple valuation techniques to determine fair value. In instances where sufficient market activity exists, the broker-dealers or pricing services may utilize a market-based approach through which quotes from market makers are used to determine fair value. In instances where sufficient market activity may not exist or is limited, the broker-dealers or pricing services also utilize proprietary valuation models which may consider market transactions in comparable securities and the various relationships between securities in determining fair value and/or market characteristics such as benchmark yield curves, option-adjusted spreads, credit spreads, estimated default rates, coupon-rates, anticipated timing of principal repayments, underlying collateral, and other unique security features in order to estimate the relevant cash flows, which are then discounted to calculate the fair values. Generally, short-term investments of sufficient credit quality maturing in less than 61 days are valued at amortized cost, which approximates fair value.

Certain investments of the Fund may, depending upon market conditions, trade in relatively thin markets and/or in markets that experience significant volatility. As a result of these conditions, the prices used by the Fund to value securities may differ from the value that would be realized if these securities were sold, and the differences could be material. Futures and options are generally valued on the basis of available market quotations. Swaps and other derivatives are valued daily, primarily using independent or affiliated pricing services approved by the Board of Trustees. If valuations are not available from such services or values received are deemed not representative of fair value, values will be obtained from a third party broker-dealer or counterparty. Investments in other open-end investment companies are valued at each investment company’s net asset value per share (“NAV”) as of the report date.

Securities or other assets for which market quotations are not readily available or for which market quotations do not represent the fair value of the security or asset at the time of pricing (including certain illiquid securities) are fair valued in accordance with procedures established by and under the supervision and responsibility of the Board of Trustees. The Board of Trustees has established an Audit and Valuation Committee to assist with the oversight of the valuation of the Fund’s securities. JPMorgan Funds Management, Inc. (the “Administrator”, or “JPMFM”), an indirect, wholly-owned subsidiary of JPMorgan Chase & Co. (“JPMorgan”), has established a Valuation Committee (“VC”) that is comprised of senior representatives from JPMFM, J.P. Morgan Investment Management Inc. (“JPMIM” or the “Advisor”), a wholly-owned subsidiary of JPMorgan Asset Management Holdings Inc. (“JPMAM”), which is a wholly-owned subsidiary of JPMorgan, JPMAM’s Legal and Compliance, JPMAM’s Risk Management and the Fund’s Chief Compliance Officer. The VC’s responsibilities include making determinations regarding Level 3 fair value measurements (“Fair Values”) and/or providing recommendations for approval to the Board of Trustees’ Audit and Valuation Committee, in accordance with the Fund’s valuation policies.

The VC or Board of Trustees, as applicable, primarily employ a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. The VC or Board of Trustees may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. It is possible that the estimated values may differ significantly from the values that would have been used had a ready market for the investments existed, and such differences could be material. JPMFM and JPMIM are responsible for monitoring developments that may impact Fair Values and for discussing and assessing Fair Values on an ongoing, and at least a quarterly, basis with the VC and Board of Trustees, as applicable. The appropriateness of Fair Values is assessed based on results of unchanged price review and consideration of macro or security specific events, back testing and broker and vendor due diligence.

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer related events after the report date and prior to issuance of the report, are not reflected herein.

The various inputs that are used in determining the fair value of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical securities

•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in the aggregate that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table represents each valuation input as presented on the Schedule of Portfolio Investments (“SOI”) (amounts in thousands):

JPMorgan Diversified Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2013 (Unaudited) (continued)

(Amounts in thousands)

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs		Total
Investments in Securities
Common Stocks
Consumer Discretionary	$50,763	$18,331	$—		$69,094
Consumer Staples	20,586	14,796	—	(a)	35,382
Energy	32,027	12,803	—		44,830
Financials	59,368	32,676	—	(a)	92,044
Health Care	45,071	11,571	—		56,642
Industrials	39,240	13,337	—		52,577
Information Technology	62,702	11,868	—		74,570
Materials	13,378	11,259	—		24,637
Telecommunication Services	4,796	4,010	—		8,806
Utilities	9,387	2,129	—		11,516

Total Common Stocks	337,318	132,780	—	(a)	470,098

Preferred Stocks
Consumer Discretionary	—	1,254	—		1,254
Consumer Staples	584	1,052	—		1,636
Financials	671	—	—		671

Total Preferred Stocks	1,255	2,306	—		3,561

Debt Securities
Asset-Backed Securities	—	6,347	18,402		24,749
Collateralized Mortgage Obligations
Agency CMO	—	33,254	70		33,324
Non-Agency CMO	—	13,512	123		13,635
Total Collateralized Mortgage Obligations	—	46,766	193		46,959

Commercial Mortgage-Backed Securities	—	4,682	—		4,682

Corporate Bonds
Consumer Discretionary	—	5,706	—		5,706
Consumer Staples	—	3,745	—		3,745
Energy	—	4,702	—		4,702
Financials	—	20,785	—		20,785
Health Care	—	3,797	—		3,797
Industrials	—	4,467	258		4,725
Information Technology	—	1,451	—		1,451
Materials	—	2,225	—		2,225
Telecommunication Services	—	2,659	—		2,659
Utilities	—	7,285	—		7,285

Total Corporate Bonds	—	56,822	258		57,080

Mortgage Pass-Through Securities	—	9,667	—		9,667
Municipal Bonds	—	510	—		510
Supranational	—	68	—		68
U.S. Government Agency Securities	—	133	—		133
U.S. Treasury Obligations	—	54,544	—		54,544
Investment Companies	138,809	—	—		138,809
Short-Term Investments
Investment Company	37,357	—	—		37,357
U.S. Treasury Obligations	—	125	—		125

Total Investments in Securities	$514,739	$314,750	$18,853		$848,342

Appreciation in Other Financial Instruments
Forward Foreign Currency Exchange Contracts	$—	$157	$—		$157
Futures Contracts	955	—	—		955

Total Appreciation in Other Financial Instruments	$955	$157	$—		$1,112

JPMorgan Diversified Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2013 (Unaudited) (continued)

(Amounts in thousands)

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Depreciation in Other Financial Instruments
Forward Foreign Currency Exchange Contracts	$—	$(72)	$—	$(72)
Futures Contracts	(1,067)	—	—	(1,067)
Total Depreciation in Other Financial Instruments	$(1,067)	$(72)	$—	$(1,139)

(a)	Value is zero.

There were no transfers between Levels 1 and 2 during the period ended March 31, 2013.

JPMorgan Diversified Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2013 (Unaudited) (continued)

(Amounts in thousands)

JPMorgan Diversified Fund

	Balance as of 6/30/12		Realized gain (loss)	Change in unrealized appreciation (depreciation)	Net (accretion) amortization		Purchases[1]		Sales[2]	Transfers into Level 3	Transfers out of Level 3	Balance as of 03/31/13
Investments in Securities
Asset-Backed Securities	$—		$—	$1,377	$69		$9,227		$(2,611)	$10,340	$—	$18,402
Collateralized Mortgage Obligations
Agency CMO	—		—	(23)	—	(a)	—		(16)	109	—	70
Non-Agency CMO	—		—	3	1		150		(31)	—	—	123
Common Stocks - Consumer Staples	—	(a)	—	—	—		—		—	—	—	—	(a)
Common Stocks - Financials	—		—	—	—		—	(a)	—	—	—	—	(a)
Corporate Bonds - Industrials	277		—	13	(1)		—		(12)	—	(19)	258

Total	$277		$—	$1,370	$69		$9,377		$(2,670)	$10,449	$(19)	$18,853

[1]	Purchases include all purchases of securities and securities received in corporate actions.
[2]	Sales include all sales of securities, maturities, paydowns and securities tendered in corporate actions.
(a)	Value is zero.

Transfers into, and out of, Level 3 are valued using values as of the beginning of the period.

Transfers from Level 2 to Level 3 or from Level 3 to Level 2 are due to a decline or an increase in market activity (e.g. frequency of trades), which resulted in a lack of or increase in available market inputs to determine price.

The change in unrealized appreciation (depreciation) attributable to securities owned at March 31, 2013, which were valued using significant unobservable inputs (Level 3), amounted to approximately $1,370,000.

JPMorgan Dynamic Growth Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2013 (Unaudited)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE ($)
Common Stocks — 99.5%
Consumer Discretionary — 19.2%
	Hotels, Restaurants & Leisure — 6.4%
41	Las Vegas Sands Corp.	2,290
37	Starbucks Corp.	2,112

		4,402

	Internet & Catalog Retail — 6.9%
9	Amazon.com, Inc. (a)	2,367
4	priceline.com, Inc. (a)	2,418

		4,785

	Specialty Retail — 3.3%
33	Home Depot, Inc. (The)	2,291

	Textiles, Apparel & Luxury Goods — 2.6%
31	Michael Kors Holdings Ltd., (Hong Kong) (a)	1,756

	Total Consumer Discretionary	13,234

Consumer Staples — 3.4%
	Food & Staples Retailing — 3.4%
27	Whole Foods Market, Inc.	2,314

Energy — 4.9%
	Energy Equipment & Services — 4.9%
52	Cameron International Corp. (a)	3,373

Financials — 5.0%
	Capital Markets — 2.9%
97	TD Ameritrade Holding Corp.	2,005

	Consumer Finance — 2.1%
27	Capital One Financial Corp.	1,471

	Total Financials	3,476

Health Care — 21.2%
	Biotechnology — 15.4%
29	Biogen Idec, Inc. (a)	5,633
58	Gilead Sciences, Inc. (a)	2,843
12	Regeneron Pharmaceuticals, Inc. (a)	2,148

		10,624

	Health Care Providers & Services — 2.0%
24	Express Scripts Holding Co. (a)	1,359

	Pharmaceuticals — 3.8%
24	Allergan, Inc.	2,637

	Total Health Care	14,620

Industrials — 9.5%
	Aerospace & Defense — 1.5%
7	TransDigm Group, Inc.	1,040

	Machinery — 1.5%
9	Cummins, Inc.	1,054

	Road & Rail — 6.5%
41	Kansas City Southern	4,491

	Total Industrials	6,585

Information Technology — 31.6%
	Computers & Peripherals — 4.1%
2	Apple, Inc.	1,098
73	EMC Corp. (a)	1,732

		2,830

Internet Software & Services — 8.3%
5	Google, Inc., Class A (a)	3,942
10	LinkedIn Corp., Class A (a)	1,726

		5,668

	IT Services — 10.4%
13	Alliance Data Systems Corp. (a)	2,145
6	Mastercard, Inc., Class A	3,303
30	Teradata Corp. (a)	1,732

		7,180

	Semiconductors & Semiconductor Equipment — 3.5%
57	ARM Holdings plc, (United Kingdom), ADR	2,412

	Software — 5.3%
19	Citrix Systems, Inc. (a)	1,365
13	Salesforce.com, Inc. (a)	2,294

		3,659

	Total Information Technology	21,749

Materials — 4.7%
	Chemicals — 4.7%
31	Monsanto Co.	3,227

	Total Common Stocks (Cost $57,140)	68,578

JPMorgan Dynamic Growth Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2013 (Unaudited) (continued)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE ($)
Short-Term Investment — 0.6%
	Investment Company — 0.6%
404	JPMorgan Prime Money Market Fund, Institutional Class Shares, 0.050%, (b) (l) (m) (Cost $404)	404

	Total Investments — 100.1% (Cost $57,544)	68,982
	Liabilities in Excess of Other Assets — (0.1)%	(55)

	NET ASSETS — 100.0%	$68,927

Percentages indicated are based on net assets.

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS:

ADR	—	American Depositary Receipt

(a)	—	Non-income producing security.
(b)	—	Investment in affiliate. Money market fund registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(l)	—	The rate shown is the current yield as of March 31, 2013.
(m)	—	All or a portion of this security is reserved and/or pledged with the custodian for current or potential holdings of futures, swaps, options, TBAs, when-issued securities, delayed delivery securities, reverse repurchase agreements, unfunded commitments and/or forward foreign currency exchange contracts.

As of March 31, 2013, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$11,472
Aggregate gross unrealized depreciation	(34)

Net unrealized appreciation/depreciation	$11,438

Federal income tax cost of investments	$57,544

JPMorgan Dynamic Growth Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2013 (Unaudited) (continued)

(Amounts in thousands)

The various inputs that are used in determining the fair value of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical securities

•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in the aggregate that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table represents each valuation input as presented on the Schedule of Portfolio Investments (“SOI”) (amounts in thousands):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$68,982	$—	$—	$68,982

(a)	All portfolio holdings designated as Level 1 are disclosed individually in the SOI. Please refer to the SOI for industry specifics of portfolio holdings.

There were no transfers between Levels 1 and 2 during the period ended March 31, 2013.

JPMorgan Dynamic Small Cap Growth Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2013 (Unaudited)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — 98.0%
Consumer Discretionary — 12.7%
	Automobiles — 0.5%
64	Tesla Motors, Inc. (a)	2,419

	Diversified Consumer Services — 0.7%
83	Sotheby’s	3,094

	Hotels, Restaurants & Leisure — 1.3%
51	Boyd Gaming Corp. (a)	422
476	Morgans Hotel Group Co. (a)	2,819
38	Scientific Games Corp., Class A (a)	332
38	Vail Resorts, Inc.	2,366

		5,939

	Household Durables — 0.5%
113	TRI Pointe Homes, Inc. (a)	2,278

	Internet & Catalog Retail — 1.2%
180	HomeAway, Inc. (a)	5,860

	Leisure Equipment & Products — 0.8%
91	Arctic Cat, Inc. (a)	3,978

	Media — 1.2%
382	ReachLocal, Inc. (a)	5,718

	Specialty Retail — 4.7%
71	Children’s Place Retail Stores, Inc. (The) (a)	3,177
214	Conn’s, Inc. (a)	7,668
52	Five Below, Inc. (a)	1,970
169	Francesca’s Holdings Corp. (a)	4,851
65	Lumber Liquidators Holdings, Inc. (a)	4,545

		22,211

	Textiles, Apparel & Luxury Goods — 1.8%
44	Oxford Industries, Inc.	2,351
136	Wolverine World Wide, Inc.	6,035

		8,386

	Total Consumer Discretionary	59,883

Consumer Staples — 1.9%
	Food & Staples Retailing — 0.4%
46	Fresh Market, Inc. (The) (a)	1,961

	Food Products — 1.5%
91	Annie’s, Inc. (a)	3,485
190	WhiteWave Foods Co., Class A (a)	3,240

		6,725

	Total Consumer Staples	8,686

Energy — 5.3%
	Energy Equipment & Services — 2.4%
77	Dril-Quip, Inc. (a)	6,754
166	Forum Energy Technologies, Inc. (a)	4,771

		11,525

	Oil, Gas & Consumable Fuels — 2.9%
60	Delek U.S. Holdings, Inc.	2,364
283	Laredo Petroleum Holdings, Inc. (a)	5,171
156	Oasis Petroleum, Inc. (a)	5,936

		13,471

	Total Energy	24,996

Financials — 8.9%
	Capital Markets — 4.6%
22	Affiliated Managers Group, Inc. (a)	3,309
103	Cohen & Steers, Inc.	3,702
176	Financial Engines, Inc.	6,391
456	PennantPark Investment Corp.	5,153
94	Stifel Financial Corp. (a)	3,247

		21,802

	Commercial Banks — 0.9%
52	Signature Bank (a)	4,099

	Insurance — 1.0%
135	Amtrust Financial Services, Inc.	4,678

	Real Estate Investment Trusts (REITs) — 1.9%
47	BRE Properties, Inc.	2,306
175	Douglas Emmett, Inc. (m)	4,374
38	Home Properties, Inc.	2,425

		9,105

	Real Estate Management & Development — 0.5%
42	Zillow, Inc., Class A (a)	2,311

	Total Financials	41,995

Health Care — 22.5%
	Biotechnology — 6.8%
79	Acorda Therapeutics, Inc. (a)	2,541
124	Aegerion Pharmaceuticals, Inc. (a)	5,019
75	AMAG Pharmaceuticals, Inc. (a)	1,791
98	Ariad Pharmaceuticals, Inc. (a)	1,773
105	Cubist Pharmaceuticals, Inc. (a)	4,900
234	Exact Sciences Corp. (a)	2,293
381	Halozyme Therapeutics, Inc. (a)	2,201
40	Onyx Pharmaceuticals, Inc. (a)	3,531
102	Puma Biotechnology, Inc. (a)	3,397
285	Synta Pharmaceuticals Corp. (a)	2,454

JPMorgan Dynamic Small Cap Growth Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2013 (Unaudited) (continued)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — Continued
	Biotechnology — Continued
454	Threshold Pharmaceuticals, Inc. (a)	2,092

		31,992

	Health Care Equipment & Supplies — 5.6%
765	Imris, Inc., (Canada) (a)	2,578
257	Insulet Corp. (a)	6,650
75	Masimo Corp.	1,462
66	MELA Sciences, Inc. (a)	77
481	Novadaq Technologies, Inc., (Canada) (a)	4,767
438	Syneron Medical Ltd., (Israel) (a)	4,475
196	Tornier N.V., (Netherlands) (a)	3,694
1,262	Unilife Corp. (a)	2,752

		26,455

	Health Care Providers & Services — 5.1%
267	Acadia Healthcare Co., Inc. (a)	7,849
274	Emeritus Corp. (a)	7,614
131	Health Net, Inc. (a)	3,756
82	WellCare Health Plans, Inc. (a)	4,746

		23,965

	Health Care Technology — 0.8%
160	Vocera Communications, Inc. (a)	3,680

	Life Sciences Tools & Services — 2.1%
268	Bruker Corp. (a)	5,117
255	Fluidigm Corp. (a)	4,712

		9,829

	Pharmaceuticals — 2.1%
400	Nektar Therapeutics (a)	4,396
182	Sagent Pharmaceuticals, Inc. (a)	3,201
93	ViroPharma, Inc. (a)	2,328

		9,925

	Total Health Care	105,846

Industrials — 23.3%
	Aerospace & Defense — 1.7%
88	HEICO Corp.	3,840
150	Hexcel Corp. (a)	4,351

		8,191

	Airlines — 0.8%
145	Spirit Airlines, Inc. (a)	3,668

	Building Products — 4.6%
88	Armstrong World Industries, Inc. (a)	4,933
186	Fortune Brands Home & Security, Inc. (a)	6,961
98	Simpson Manufacturing Co., Inc.	3,005
137	Trex Co., Inc. (a)	6,749

		21,648

	Electrical Equipment — 2.3%
87	Acuity Brands, Inc.	6,037
136	Generac Holdings, Inc.	4,793

		10,830

	Industrial Conglomerates — 1.2%
86	Carlisle Cos., Inc.	5,814

	Machinery — 4.5%
103	Graco, Inc.	5,993
44	Middleby Corp. (a)	6,739
174	Rexnord Corp. (a)	3,683
45	Wabtec Corp.	4,596

		21,011

	Marine — 0.5%
31	Kirby Corp. (a)	2,396

	Professional Services — 0.8%
165	Mistras Group, Inc. (a)	3,986

	Road & Rail — 2.3%
191	Marten Transport Ltd.	3,852
179	Old Dominion Freight Line, Inc. (a)	6,825

		10,677

	Trading Companies & Distributors — 4.6%
36	DXP Enterprises, Inc. (a)	2,665
70	MSC Industrial Direct Co., Inc., Class A	6,007
289	Rush Enterprises, Inc., Class A (a)	6,976
71	Watsco, Inc.	5,937

		21,585

	Total Industrials	109,806

Information Technology — 22.9%
	Communications Equipment — 3.1%
259	Aruba Networks, Inc. (a)	6,402
352	Infinera Corp. (a)	2,464
35	Palo Alto Networks, Inc. (a)	2,008
172	Ruckus Wireless, Inc. (a)	3,622

		14,496

	Computers & Peripherals — 0.5%
150	Fusion-io, Inc. (a)	2,462

	Internet Software & Services — 6.2%
153	Cornerstone OnDemand, Inc. (a)	5,223
200	Dealertrack Technologies, Inc. (a)	5,889
143	Demandware, Inc. (a)	3,616

JPMorgan Dynamic Small Cap Growth Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2013 (Unaudited) (continued)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — Continued
	Internet Software & Services — Continued
268	Envestnet, Inc. (a)	4,684
85	OpenTable, Inc. (a)	5,360
136	Trulia, Inc. (a)	4,271

		29,043

	IT Services — 0.5%
362	ServiceSource International, Inc. (a)	2,560

	Semiconductors & Semiconductor Equipment — 3.2%
167	Cavium, Inc. (a)	6,466
77	Hittite Microwave Corp. (a)	4,688
392	Inphi Corp. (a)	4,097

		15,251

	Software — 9.4%
125	BroadSoft, Inc. (a)	3,308
43	CommVault Systems, Inc. (a)	3,550
41	Concur Technologies, Inc. (a)	2,787
137	Fortinet, Inc. (a)	3,251
115	Imperva, Inc. (a)	4,425
270	Infoblox, Inc. (a)	5,850
130	Model N, Inc. (a)	2,575
37	NetSuite, Inc. (a)	2,947
58	SolarWinds, Inc. (a)	3,411
61	Sourcefire, Inc. (a)	3,587
85	Splunk, Inc. (a)	3,407
314	Take-Two Interactive Software, Inc. (a)	5,066

		44,164

	Total Information Technology	107,976

Telecommunication Services — 0.5%
	Wireless Telecommunication Services — 0.5%
438	Boingo Wireless, Inc. (a)	2,417

	Total Common Stocks (Cost $363,806)	461,605

NUMBER OF WARRANTS
Warrant — 0.0% (g)
Energy — 0.0% (g)
	Oil, Gas & Consumable Fuels — 0.0% (g)
51	Magnum Hunter Resources Corp., expiring 10/14/13 (a) (Cost $—)	7

SHARES
Short-Term Investment — 1.9%
	Investment Company — 1.9%
8,809	JPMorgan Prime Money Market Fund, Institutional Class Shares, 0.050% (b) (l) (m) (Cost $8,809)	8,809

	Total Investments — 99.9% (Cost $372,615)	470,421
	Other Assets in Excess of Liabilities — 0.1%	525

	NET ASSETS — 100.0%	$470,946

Percentages indicated are based on net assets.

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS:

(a)	—	Non-income producing security.
(b)	—	Investment in affiliate. Money market fund registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(g)	—	Amount rounds to less than 0.1%.
(l)	—	The rate shown is the current yield as of March 31, 2013.
(m)	—	All or a portion of this security is reserved and/or pledged with the custodian for current or potential holdings of futures, swaps, options, TBAs, when-issued securities, delayed delivery securities, reverse repurchase agreements, unfunded commitments and/or forward foreign currency exchange contracts.

As of March 31, 2013, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$111,824
Aggregate gross unrealized depreciation	(14,018)

Net unrealized appreciation/depreciation	$97,806

Federal income tax cost of investments	$372,615

JPMorgan Dynamic Small Cap Growth Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2013 (Unaudited) (continued)

(Amounts in thousands)

The various inputs that are used in determining the fair value of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical securities

•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in aggregate that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table represents each valuation input as presented on the Schedule of Portfolio Investments (“SOI”) (amounts in thousands):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$470,421	$—	$—	$470,421

(a)	All portfolio holdings designated as Level 1 and Level 2 are disclosed individually in the SOI. Please refer to the SOI for industry specifics of portfolio holdings.

There were no transfers between Levels 1 and 2 during the period ended March 31, 2013.

JPMorgan Equity Focus Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2013 (Unaudited)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — 98.0%
Consumer Discretionary — 20.4%
	Hotels, Restaurants & Leisure — 2.6%
1,690	Starbucks Corp.	96,262

	Internet & Catalog Retail — 7.4%
500	Amazon.com, Inc. (a)	133,245
205	priceline.com, Inc. (a)	141,026

		274,271

	Media — 2.8%
2,800	DISH Network Corp., Class A	106,120

	Multiline Retail — 3.5%
2,800	Kohl’s Corp.	129,164

	Specialty Retail — 3.0%
280	AutoZone, Inc. (a)	111,095

	Textiles, Apparel & Luxury Goods — 1.1%
720	Michael Kors Holdings Ltd., (Hong Kong) (a)	40,889

	Total Consumer Discretionary	757,801

Consumer Staples — 3.7%
	Food & Staples Retailing — 2.3%
1,819	Walgreen Co.	86,730

	Household Products — 1.4%
680	Procter & Gamble Co. (The)	52,401

	Total Consumer Staples	139,131

Energy — 8.7%
	Energy Equipment & Services — 2.9%
1,680	Cameron International Corp. (a)	109,536

	Oil, Gas & Consumable Fuels — 5.8%
1,713	Devon Energy Corp.	96,647
1,128	Energen Corp.	58,667
650	Exxon Mobil Corp.	58,572

		213,886

	Total Energy	323,422

Financials — 23.1%
	Capital Markets — 4.3%
1,182	Ameriprise Financial, Inc.	87,054
4,185	Charles Schwab Corp. (The)	74,033

		161,087

	Commercial Banks — 4.4%
550	M&T Bank Corp.	56,738
2,900	Wells Fargo & Co.	107,271

		164,009

	Consumer Finance — 2.7%
1,800	Capital One Financial Corp.	98,910

	Insurance — 11.7%
3,924	American International Group, Inc. (a)	152,330
863	Berkshire Hathaway, Inc., Class B (a)	89,924
4,384	Loews Corp.	193,203

		435,457

	Total Financials	859,463

Health Care — 15.3%
	Biotechnology — 8.6%
1,095	Biogen Idec, Inc. (a)	211,236
2,220	Gilead Sciences, Inc. (a)	108,625

		319,861

	Health Care Providers & Services — 1.6%
1,000	Express Scripts Holding Co. (a)	57,650

	Pharmaceuticals — 5.1%
6,579	Pfizer, Inc.	189,870

	Total Health Care	567,381

Industrials — 8.3%
	Aerospace & Defense — 2.5%
1,000	United Technologies Corp.	93,430

	Road & Rail — 5.8%
1,955	Kansas City Southern	216,810

	Total Industrials	310,240

Information Technology — 17.2%
	Computers & Peripherals — 4.2%
80	Apple, Inc.	35,411
5,125	EMC Corp. (a)	122,436

		157,847

	Internet Software & Services — 4.7%
220	Google, Inc., Class A (a)	174,687

	IT Services — 2.4%
1,510	Teradata Corp. (a)	88,350

	Semiconductors & Semiconductor Equipment — 3.3%
2,850	ARM Holdings plc, (United Kingdom), ADR	120,754

	Software — 2.6%
550	Salesforce.com, Inc. (a)	98,356

	Total Information Technology	639,994

JPMorgan Equity Focus Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2013 (Unaudited) (continued)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — Continued
Materials — 1.3%
	Containers & Packaging — 1.3%
500	Rock Tenn Co., Class A	46,395

	Total Common Stocks (Cost $2,989,476)	3,643,827

Short-Term Investment — 2.7%
	Investment Company — 2.7%
99,250	JPMorgan Prime Money Market Fund, Institutional Class Shares, 0.050% (b) (l) (m) (Cost $99,250)	99,250

	Total Investments — 100.7% (Cost $3,088,726)	3,743,077
	Liabilities in Excess of Other Assets — (0.7)%	(26,370)

	NET ASSETS — 100.0%	$3,716,707

Percentages indicated are based on net assets.

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS:

ADR	—	American Depositary Receipt

(a)	—	Non-income producing security.
(b)	—	Investment in affiliate. Money market fund registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(l)	—	The rate shown is the current yield as of March 31, 2013.
(m)	—	All or a portion of this security is reserved and/or pledged with the custodian for current or potential holdings of futures, swaps, options, TBAs, when-issued securities, delayed delivery securities, reverse repurchase agreements, unfunded commitments, and/or forward foreign currency exchange contracts.

As of March 31, 2013, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$704,040
Aggregate gross unrealized depreciation	(49,689)

Net unrealized appreciation/depreciation	$654,351

Federal income tax cost of investments	$3,088,726

JPMorgan Equity Focus Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2013 (Unaudited) (continued)

The various inputs that are used in determining the fair value of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical securities

•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in the aggregate that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table represents each valuation input as presented on the Schedule of Portfolio Investments (“SOI”):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$3,743,077	$—	$—	$3,743,077

(a)	All portfolio holdings designated as Level 1 are disclosed individually in the SOI. Please refer to the SOI for industry specifics of portfolio holdings.

There were no transfers between Levels 1 and 2 during the period ended March 31, 2013.

JPMorgan Growth and Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2013 (Unaudited)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE ($)
Common Stocks — 98.4%
Consumer Discretionary — 15.2%
	Hotels, Restaurants & Leisure — 2.2%
68	Marriott International, Inc., Class A	2,880
71	Yum! Brands, Inc.	5,101

		7,981

	Media — 7.0%
165	Comcast Corp., Class A	6,915
49	DIRECTV (a)	2,746
77	DISH Network Corp., Class A	2,930
88	Gannett Co., Inc.	1,918
85	Time Warner, Inc.	4,880
113	Walt Disney Co. (The)	6,435

		25,824

	Specialty Retail — 4.4%
8	AutoZone, Inc. (a)	3,019
104	Home Depot, Inc. (The)	7,250
37	Tiffany & Co.	2,559
70	TJX Cos., Inc.	3,268

		16,096

	Textiles, Apparel & Luxury Goods — 1.6%
51	Coach, Inc.	2,570
21	V.F. Corp.	3,556

		6,126

	Total Consumer Discretionary	56,027

Consumer Staples — 5.7%
	Beverages — 2.0%
41	Beam, Inc.	2,611
102	Dr. Pepper Snapple Group, Inc.	4,794

		7,405

	Food & Staples Retailing — 1.1%
71	CVS Caremark Corp.	3,877

	Food Products — 0.8%
32	JM Smucker Co. (The)	3,133

	Household Products — 1.1%
51	Procter & Gamble Co. (The)	3,918

	Tobacco — 0.7%
28	Philip Morris International, Inc.	2,587

	Total Consumer Staples	20,920

Energy — 12.3%
	Oil, Gas & Consumable Fuels — 12.3%
53	Chevron Corp.	6,339
122	ConocoPhillips	7,349
89	Devon Energy Corp.	5,033
30	Energen Corp.	1,576
33	EQT Corp.	2,209
114	Exxon Mobil Corp.	10,253
87	Occidental Petroleum Corp.	6,826
41	Phillips 66	2,871
71	Williams Cos., Inc. (The)	2,663

	Total Energy	45,119

Financials — 32.2%
	Capital Markets — 9.6%
57	Ameriprise Financial, Inc.	4,220
14	BlackRock, Inc.	3,519
292	Charles Schwab Corp. (The)	5,166
30	Goldman Sachs Group, Inc. (The)	4,400
137	Invesco Ltd.	3,959
154	Morgan Stanley	3,389
45	Northern Trust Corp.	2,461
110	T. Rowe Price Group, Inc.	8,198

		35,312

	Commercial Banks — 7.5%
75	BB&T Corp.	2,354
36	M&T Bank Corp.	3,662
42	PNC Financial Services Group, Inc.	2,820
153	SunTrust Banks, Inc.	4,399
79	U.S. Bancorp	2,684
314	Wells Fargo & Co.	11,597

		27,516

	Consumer Finance — 3.1%
99	American Express Co.	6,705
86	Capital One Financial Corp.	4,748

		11,453

	Diversified Financial Services — 4.4%
510	Bank of America Corp.	6,209
167	Citigroup, Inc.	7,373
52	McGraw-Hill Cos., Inc. (The)	2,708

		16,290

	Insurance — 6.8%
35	Berkshire Hathaway, Inc., Class B (a)	3,678
188	Hartford Financial Services Group, Inc.	4,851
83	Loews Corp.	3,671
105	Prudential Financial, Inc.	6,188
85	Validus Holdings Ltd., (Bermuda)	3,166
107	XL Group plc, (Ireland)	3,230

		24,784

JPMorgan Growth and Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2013 (Unaudited) (continued)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE ($)
Common Stocks — Continued
	Real Estate Management & Development — 0.8%
175	Brookfield Office Properties, Inc.	2,997

	Total Financials	118,352

Health Care — 11.0%
	Biotechnology — 1.5%
16	Biogen Idec, Inc. (a)	3,106
21	Celgene Corp. (a)	2,376

		5,482

	Health Care Equipment & Supplies — 2.4%
39	Baxter International, Inc.	2,826
28	Becton, Dickinson & Co.	2,706
48	Covidien plc, (Ireland)	3,224

		8,756

	Health Care Providers & Services — 1.5%
33	Quest Diagnostics, Inc.	1,846
66	UnitedHealth Group, Inc.	3,781

		5,627

	Pharmaceuticals — 5.6%
53	AbbVie, Inc.	2,169
93	Johnson & Johnson	7,582
103	Merck & Co., Inc.	4,568
224	Pfizer, Inc.	6,459

		20,778

	Total Health Care	40,643

Industrials — 7.8%
	Aerospace & Defense — 2.4%
73	Honeywell International, Inc.	5,470
37	United Technologies Corp.	3,476

		8,946

	Electrical Equipment — 0.9%
60	Emerson Electric Co.	3,369

	Industrial Conglomerates — 3.4%
26	3M Co.	2,785
420	General Electric Co.	9,701

		12,486

	Machinery — 1.1%
76	PACCAR, Inc.	3,838

	Total Industrials	28,639

Information Technology — 6.9%
	Communications Equipment — 0.5%
28	QUALCOMM, Inc.	1,881

	Computers & Peripherals — 1.0%
8	Apple, Inc.	3,541

	Internet Software & Services — 1.0%
5	Google, Inc., Class A (a)	3,573

	IT Services — 1.7%
41	Accenture plc, (Ireland), Class A	3,092
16	International Business Machines Corp.	3,327

		6,419

	Semiconductors & Semiconductor Equipment — 1.0%
132	Applied Materials, Inc.	1,775
51	Texas Instruments, Inc.	1,817

		3,592

	Software — 1.7%
225	Microsoft Corp.	6,429

	Total Information Technology	25,435

Materials — 1.9%
	Chemicals — 1.9%
73	E.I. du Pont de Nemours & Co.	3,589
20	Sherwin-Williams Co. (The)	3,293

	Total Materials	6,882

Telecommunication Services — 2.9%
	Diversified Telecommunication Services — 2.9%
103	AT&T, Inc.	3,768
143	Verizon Communications, Inc.	7,030

	Total Telecommunication Services	10,798

Utilities — 2.5%
	Electric Utilities — 0.7%
35	NextEra Energy, Inc.	2,680

	Multi-Utilities — 1.8%
153	CMS Energy Corp.	4,264
30	Sempra Energy	2,422

		6,686

	Total Utilities	9,366

	Total Common Stocks (Cost $235,057)	362,181

JPMorgan Growth and Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2013 (Unaudited) (continued)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE ($)
Short-Term Investment — 1.6%
	Investment Company — 1.6%
5,796	JPMorgan Prime Money Market Fund, Institutional Class Shares, 0.050% (b) (l) (m) (Cost $5,796)	5,796

	Total Investments — 100.0% (Cost $240,853)	367,977
	Other Assets in Excess of Liabilities — 0.0% (g)	129

	NET ASSETS — 100.0%	$368,106

Percentages indicated are based on net assets.

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS:

(a)	—	Non-income producing security.
(b)	—	Investment in affiliate. Money market fund registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(g)	—	Amount rounds to less than 0.1%.
(l)	—	The rate shown is the current yield as of March 31, 2013.
(m)	—	All or a portion of this security is reserved and/or pledged with the custodian for current or potential holdings of futures, swaps, options, TBAs, when-issued securities, delayed delivery securities, reverse repurchase agreements, unfunded commitments and/or forward foreign currency exchange contracts.

As of March 31, 2013, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$127,408
Aggregate gross unrealized depreciation	(284)

Net unrealized appreciation/depreciation	$127,124

Federal income tax cost of investments	$240,853

JPMorgan Growth and Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2013 (Unaudited) (continued)

(Amounts in thousands)

The various inputs that are used in determining the fair value of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical securities

•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in the aggregate that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table represents each valuation input as presented on the Schedule of Portfolio Investments (“SOI”) (amounts in thousands):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$367,977	$—	$—	$367,977

(a)	All portfolio holdings designated as Level 1 are disclosed individually in the SOI. Please refer to the SOI for industry specifics of portfolio holdings.

There were no transfers between Levels 1 and 2 during the period ended March 31, 2013.

JPMorgan Intrepid America Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2013 (Unaudited)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — 97.3%
Consumer Discretionary — 12.2%
	Automobiles — 0.8%
1,299	Ford Motor Co.	17,082

	Diversified Consumer Services — 0.5%
362	H&R Block, Inc.	10,644

	Hotels, Restaurants & Leisure — 1.3%
163	Bally Technologies, Inc. (a)	8,461
235	Brinker International, Inc.	8,844
162	Wyndham Worldwide Corp.	10,426

		27,731

	Household Durables — 1.2%
247	Jarden Corp. (a)	10,586
420	PulteGroup, Inc. (a)	8,497
52	Whirlpool Corp.	6,136

		25,219

	Internet & Catalog Retail — 0.4%
132	Expedia, Inc.	7,927

	Media — 3.6%
783	Comcast Corp., Class A	32,885
410	Gannett Co., Inc.	8,971
150	Time Warner Cable, Inc.	14,371
378	Viacom, Inc., Class B	23,280

		79,507

	Multiline Retail — 1.8%
107	Dillard’s, Inc., Class A	8,382
766	Macy’s, Inc.	32,041

		40,423

	Specialty Retail — 2.2%
125	GameStop Corp., Class A	3,493
254	Gap, Inc. (The)	8,981
496	Home Depot, Inc. (The)	34,632

		47,106

	Textiles, Apparel & Luxury Goods — 0.4%
214	Hanesbrands, Inc. (a)	9,759

	Total Consumer Discretionary	265,398

Consumer Staples — 9.0%
	Beverages — 0.5%
40	Constellation Brands, Inc., Class A (a)	1,884
173	Molson Coors Brewing Co., Class B	8,450

		10,334

	Food & Staples Retailing — 2.5%
461	CVS Caremark Corp.	25,350
340	Walgreen Co.	16,226
182	Wal-Mart Stores, Inc.	13,619

		55,195

	Food Products — 1.9%
69	Campbell Soup Co.	3,125
263	ConAgra Foods, Inc.	9,429
190	General Mills, Inc.	9,364
117	Ingredion, Inc.	8,469
85	JM Smucker Co. (The)	8,468
101	Tyson Foods, Inc., Class A	2,494

		41,349

	Household Products — 1.3%
88	Energizer Holdings, Inc.	8,786
145	Kimberly-Clark Corp.	14,227
82	Spectrum Brands Holdings, Inc.	4,646

		27,659

	Personal Products — 0.3%
182	Nu Skin Enterprises, Inc., Class A	8,044

	Tobacco — 2.5%
272	Altria Group, Inc.	9,354
157	Lorillard, Inc.	6,339
412	Philip Morris International, Inc.	38,187

		53,880

	Total Consumer Staples	196,461

Energy — 10.1%
	Energy Equipment & Services — 1.0%
250	National Oilwell Varco, Inc.	17,659
50	Schlumberger Ltd.	3,760

		21,419

	Oil, Gas & Consumable Fuels — 9.1%
505	Chevron Corp.	59,945
585	ConocoPhillips	35,129
689	Exxon Mobil Corp.	62,045
328	Marathon Oil Corp.	11,050
28	Marathon Petroleum Corp.	2,464
154	Phillips	10,761
143	Tesoro Corp.	8,396
254	Western Refining, Inc.	8,987

		198,777

	Total Energy	220,196

Financials — 14.3%
	Capital Markets — 2.0%
686	American Capital Ltd. (a)	10,009
122	Ameriprise Financial, Inc.	9,007

JPMorgan Intrepid America Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2013 (Unaudited) (continued)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — Continued
Capital Markets — Continued
136	Goldman Sachs Group, Inc. (The)	20,015
211	Morgan Stanley	4,627

		43,658

	Commercial Banks — 2.2%
253	Fifth Third Bancorp	4,129
1,183	Wells Fargo & Co.	43,776

		47,905

	Consumer Finance — 1.5%
735	Discover Financial Services	32,953

	Diversified Financial Services — 1.6%
799	Citigroup, Inc.	35,362

	Insurance — 4.0%
96	ACE Ltd., (Switzerland)	8,568
640	Allstate Corp. (The)	31,414
737	CNO Financial Group, Inc.	8,433
71	Everest Re Group Ltd., (Bermuda)	9,246
301	Lincoln National Corp.	9,829
141	Protective Life Corp.	5,064
97	RenaissanceRe Holdings Ltd., (Bermuda)	8,905
51	Travelers Cos., Inc. (The)	4,327
28	Validus Holdings Ltd., (Bermuda)	1,028

		86,814

	Real Estate Investment Trusts (REITs) — 2.6%
388	CBL & Associates Properties, Inc.	9,159
211	Extra Space Storage, Inc.	8,290
674	General Growth Properties, Inc.	13,395
101	HCP, Inc.	5,011
229	Hospitality Properties Trust	6,289
93	Realty Income Corp.	4,213
151	Ventas, Inc.	11,061

		57,418

	Thrifts & Mortgage Finance — 0.4%
214	Ocwen Financial Corp. (a)	8,119

	Total Financials	312,229

Health Care — 12.4%
	Biotechnology — 3.3%
436	Amgen, Inc.	44,684
343	Gilead Sciences, Inc. (a)	16,788
35	United Therapeutics Corp. (a)	2,137
167	Vertex Pharmaceuticals, Inc. (a)	9,176

		72,785

	Health Care Equipment & Supplies — 1.6%
734	Medtronic, Inc.	34,478

	Health Care Providers & Services — 1.9%
212	Express Scripts Holding Co. (a)	12,245
209	Omnicare, Inc.	8,514
355	UnitedHealth Group, Inc.	20,287

		41,046

	Life Sciences Tools & Services — 0.2%
60	Thermo Fisher Scientific, Inc.	4,605

	Pharmaceuticals — 5.4%
519	Eli Lilly & Co.	29,445
255	Merck & Co., Inc.	11,265
2,087	Pfizer, Inc.	60,241
549	Warner Chilcott plc, (Ireland), Class A	7,442
272	Zoetis, Inc. (a)	9,095

		117,488

	Total Health Care	270,402

Industrials — 10.5%
	Aerospace & Defense — 3.6%
310	General Dynamics Corp.	21,830
557	Honeywell International, Inc.	41,940
184	Huntington Ingalls Industries, Inc.	9,818
52	Northrop Grumman Corp.	3,676

		77,264

	Airlines — 0.9%
162	Alaska Air Group, Inc. (a)	10,342
290	United Continental Holdings, Inc. (a)	9,277

		19,619

	Commercial Services & Supplies — 1.0%
148	Avery Dennison Corp.	6,374
532	Pitney Bowes, Inc.	7,907
629	R.R. Donnelley & Sons Co.	7,582

		21,863

	Construction & Engineering — 1.3%
314	AECOM Technology Corp. (a)	10,309
175	Chicago Bridge & Iron Co. N.V., (Netherlands)	10,855
161	EMCOR Group, Inc.	6,821

		27,985

	Machinery — 2.6%
685	Ingersoll-Rand plc, (Ireland)	37,682
140	Oshkosh Corp. (a)	5,961
143	Pentair Ltd., (Switzerland)	7,529

JPMorgan Intrepid America Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2013 (Unaudited) (continued)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — Continued
Machinery — Continued
65	Stanley Black & Decker, Inc.	5,247

		56,419

	Professional Services — 0.3%
86	Dun & Bradstreet Corp. (The)	7,177

	Road & Rail — 0.8%
231	Norfolk Southern Corp.	17,813

	Total Industrials	228,140

Information Technology — 18.9%
	Communications Equipment — 1.5%
1,498	Brocade Communications Systems, Inc. (a)	8,643
861	Cisco Systems, Inc.	18,012
70	QUALCOMM, Inc.	4,679

		31,334

	Computers & Peripherals — 3.9%
172	Apple, Inc.	76,088
249	Seagate Technology plc, (Ireland)	9,118

		85,206

	Electronic Equipment, Instruments & Components — 0.4%
180	Itron, Inc. (a)	8,329

	Internet Software & Services — 1.2%
209	AOL, Inc. (a)	8,041
730	Yahoo!, Inc. (a)	17,174

		25,215

	IT Services — 3.5%
48	Alliance Data Systems Corp. (a)	7,738
224	Amdocs Ltd.	8,106
168	Computer Sciences Corp.	8,276
309	CoreLogic, Inc. (a)	7,993
377	Lender Processing Services, Inc.	9,593
208	Visa, Inc., Class A	35,310

		77,016

	Semiconductors & Semiconductor Equipment — 2.9%
195	Avago Technologies Ltd., (Singapore)	7,019
346	Broadcom Corp., Class A	11,982
194	Freescale Semiconductor Ltd. (a)	2,881
84	KLA-Tencor Corp.	4,446
555	Lam Research Corp. (a)	23,023
174	Micron Technology, Inc. (a)	1,736
357	Texas Instruments, Inc.	12,673

		63,760

	Software — 5.5%
1,545	Microsoft Corp.	44,188
1,295	Oracle Corp.	41,887
1,399	Symantec Corp. (a)	34,535

		120,610

	Total Information Technology	411,470

Materials — 4.4%
	Chemicals — 3.6%
52	Axiall Corp.	3,210
336	Huntsman Corp.	6,242
504	LyondellBasell Industries N.V., (Netherlands), Class A	31,892
150	Monsanto Co.	15,813
163	PPG Industries, Inc.	21,851

		79,008

	Containers & Packaging — 0.3%
111	Greif, Inc., Class A	5,931

	Paper & Forest Products — 0.5%
216	International Paper Co.	10,080

	Total Materials	95,019

Telecommunication Services — 2.5%
	Diversified Telecommunication Services — 2.5%
714	AT&T, Inc.	26,193
191	CenturyLink, Inc.	6,725
439	Verizon Communications, Inc.	21,586

	Total Telecommunication Services	54,504

Utilities — 3.0%
	Electric Utilities — 2.2%
711	American Electric Power Co., Inc.	34,573
50	NextEra Energy, Inc.	3,900
415	NV Energy, Inc.	8,314

		46,787

	Gas Utilities — 0.4%
251	UGI Corp.	9,636

	Independent Power Producers & Energy Traders — 0.4%
735	AES Corp. (The)	9,239

	Total Utilities	65,662

	Total Common Stocks (Cost $1,584,615)	2,119,481

JPMorgan Intrepid America Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2013 (Unaudited) (continued)

(Amounts in thousands, except number of contracts)

SHARES	SECURITY DESCRIPTION	VALUE($)
Short-Term Investment — 2.3%
	Investment Company — 2.3%
49,059	JPMorgan Prime Money Market Fund, Institutional Class Shares, 0.050% (b) (l) (m) (Cost $49,059)	49,059

	Total Investments — 99.6% (Cost $1,633,674)	2,168,540
	Other Assets in Excess of Liabilities — 0.4%	9,351

	NET ASSETS — 100.0%	$2,177,891

Percentages indicated are based on net assets.

Futures Contracts

NUMBER OF CONTRACTS	DESCRIPTION	EXPIRATION DATE	NOTIONAL VALUE AT 03/31/13	NET UNREALIZED APPRECIATION (DEPRECIATION)
	Long Futures Outstanding
696	E-mini S&P 500	06/21/13	$54,382	$671

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS:

(a)	—	Non-income producing security.
(b)	—	Investment in affiliate. Money market fund registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(l)	—	The rate shown is the current yield as of March 31, 2013.
(m)	—	All or a portion of this security is reserved and/or pledged with the custodian for current or potential holdings of futures, swaps, options, TBAs, when-issued securities, delayed delivery securities, reverse repurchase agreements, unfunded commitments and/or forward foreign currency exchange contracts.

As of March 31, 2013, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$539,111
Aggregate gross unrealized depreciation	(4,245)

Net unrealized appreciation/depreciation	$534,866

Federal income tax cost of investments	$1,633,674

JPMorgan Intrepid America Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2013 (Unaudited) (continued)

(Amounts in thousands)

The various inputs that are used in determining the fair value of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical securities

•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in the aggregate that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table represents each valuation input as presented on the Schedule of Portfolio Investments (“SOI”) (amounts in thousands):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$2,168,540	$—	$—	$2,168,540
Appreciation in Other Financial Instruments
Futures Contracts	$671	$—	$—	$671

(a)	All portfolio holdings designated as Level 1 are disclosed individually in the SOIs. Please refer to the SOIs for industry specifics of portfolio holdings.

There were no transfers between Levels 1 and 2 during the period ended March 31, 2013.

JPMorgan Intrepid Growth Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2013 (Unaudited)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE ($)
Common Stocks — 95.9%
Consumer Discretionary — 15.1%
	Auto Components — 0.4%
70	Delphi Automotive plc, (United Kingdom)	3,126

	Diversified Consumer Services — 0.8%
104	H&R Block, Inc.	3,062
147	Service Corp International	2,451

		5,513

	Hotels, Restaurants & Leisure — 2.1%
57	Bally Technologies, Inc. (a)	2,962
88	Brinker International, Inc.	3,298
78	Dunkin’ Brands Group, Inc.	2,866
47	Six Flags Entertainment Corp.	3,378
44	Wyndham Worldwide Corp.	2,850

		15,354

	Household Durables — 0.8%
79	Jarden Corp. (a)	3,368
120	PulteGroup, Inc. (a)	2,435

		5,803

	Internet & Catalog Retail — 1.1%
46	Expedia, Inc.	2,772
7	priceline.com, Inc. (a)	5,091

		7,863

	Media — 3.6%
196	Comcast Corp., Class A	8,221
120	DIRECTV (a)	6,771
31	Scripps Networks Interactive, Inc., Class A	2,014
18	Time Warner Cable, Inc.	1,767
119	Viacom, Inc., Class B	7,302

		26,075

	Multiline Retail — 1.1%
191	Macy’s, Inc.	8,008

	Specialty Retail — 4.4%
203	Gap, Inc. (The)	7,179
269	Home Depot, Inc. (The)	18,785
116	TJX Cos., Inc.	5,437

		31,401

	Textiles, Apparel & Luxury Goods — 0.8%
73	Hanesbrands, Inc. (a)	3,340
26	PVH Corp.	2,809

		6,149

	Total Consumer Discretionary	109,292

Consumer Staples — 11.8%
	Beverages — 2.3%
279	Coca-Cola Co. (The)	11,283
92	Coca-Cola Enterprises, Inc.	3,400
14	Constellation Brands, Inc., Class A (a)	657
29	Molson Coors Brewing Co., Class B	1,395

		16,735

	Food & Staples Retailing — 2.3%
105	CVS Caremark Corp.	5,752
129	Kroger Co. (The)	4,269
93	Wal-Mart Stores, Inc.	6,974

		16,995

	Food Products — 2.3%
78	Campbell Soup Co.	3,525
54	ConAgra Foods, Inc.	1,927
103	General Mills, Inc.	5,054
40	Ingredion, Inc.	2,878
29	JM Smucker Co. (The)	2,905

		16,289

	Household Products — 0.9%
30	Colgate-Palmolive Co.	3,565
29	Energizer Holdings, Inc.	2,912

		6,477

	Personal Products — 0.4%
63	Nu Skin Enterprises, Inc., Class A	2,780

	Tobacco — 3.6%
366	Altria Group, Inc.	12,573
143	Philip Morris International, Inc.	13,257

		25,830

	Total Consumer Staples	85,106

Energy — 4.3%
	Energy Equipment & Services — 1.3%
121	National Oilwell Varco, Inc.	8,526
17	Schlumberger Ltd.	1,258

		9,784

	Oil, Gas & Consumable Fuels — 3.0%
40	Chevron Corp.	4,762
60	ConocoPhillips	3,612
69	Exxon Mobil Corp.	6,208
48	Marathon Oil Corp.	1,605
15	Marathon Petroleum Corp.	1,299
13	Phillips 66	938
89	Western Refining, Inc.	3,162

		21,586

	Total Energy	31,370

JPMorgan Intrepid Growth Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2013 (Unaudited) (continued)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE ($)
Common Stocks — Continued
Financials — 5.1%
	Capital Markets — 0.7%
228	American Capital Ltd. (a)	3,329
70	Morgan Stanley	1,547

		4,876

	Consumer Finance — 1.4%
231	Discover Financial Services	10,345

	Insurance — 0.3%
8	RenaissanceRe Holdings Ltd., (Bermuda)	709
38	Validus Holdings Ltd., (Bermuda)	1,416

		2,125

	Real Estate Investment Trusts (REITs) — 2.3%
144	American Tower Corp.	11,069
73	Extra Space Storage, Inc.	2,878
35	Ventas, Inc.	2,577

		16,524

	Thrifts & Mortgage Finance — 0.4%
74	Ocwen Financial Corp. (a)	2,817

	Total Financials	36,687

Health Care — 13.4%
	Biotechnology — 6.1%
183	Amgen, Inc.	18,759
382	Gilead Sciences, Inc. (a)	18,711
34	Pharmacyclics, Inc. (a)	2,710
61	Vertex Pharmaceuticals, Inc. (a)	3,370

		43,550

	Health Care Equipment & Supplies — 2.0%
68	Covidien plc, (Ireland)	4,627
175	Medtronic, Inc.	8,213
24	Zimmer Holdings, Inc.	1,768

		14,608

	Health Care Providers & Services — 1.2%
74	Express Scripts Holding Co. (a)	4,249
29	Omnicare, Inc.	1,164
56	UnitedHealth Group, Inc.	3,181

		8,594

	Pharmaceuticals — 4.1%
221	Eli Lilly & Co.	12,539
399	Pfizer, Inc.	11,504
189	Warner Chilcott plc, (Ireland), Class A	2,555
91	Zoetis, Inc. (a)	3,046

		29,644

	Total Health Care	96,396

Industrials — 11.1%
	Aerospace & Defense — 3.3%
111	General Dynamics Corp.	7,815
199	Honeywell International, Inc.	15,025
6	Huntington Ingalls Industries, Inc.	317
9	Northrop Grumman Corp.	596

		23,753

	Airlines — 0.8%
205	Delta Air Lines, Inc. (a)	3,389
76	United Continental Holdings, Inc. (a)	2,436

		5,825

	Commercial Services & Supplies — 0.2%
89	R.R. Donnelley & Sons Co.	1,076

	Construction & Engineering — 0.8%
86	AECOM Technology Corp. (a)	2,830
48	Chicago Bridge & Iron Co. N.V., (Netherlands)	3,005

		5,835

	Industrial Conglomerates — 0.8%
89	Danaher Corp.	5,556

	Machinery — 3.8%
229	Ingersoll-Rand plc, (Ireland)	12,608
20	Middleby Corp. (a)	3,058
47	Oshkosh Corp. (a)	2,014
44	Parker Hannifin Corp.	4,021
60	Pentair Ltd., (Switzerland)	3,142
34	Stanley Black & Decker, Inc.	2,761

		27,604

	Professional Services — 0.3%
29	Dun & Bradstreet Corp. (The)	2,401

	Road & Rail — 1.1%
152	CSX Corp.	3,751
30	Union Pacific Corp.	4,230

		7,981

	Total Industrials	80,031

Information Technology — 28.9%
	Communications Equipment — 1.3%
519	Brocade Communications Systems, Inc. (a)	2,992
96	QUALCOMM, Inc.	6,447

		9,439

	Computers & Peripherals — 6.3%
103	Apple, Inc.	45,436

JPMorgan Intrepid Growth Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2013 (Unaudited) (continued)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE ($)
Common Stocks — Continued
	Internet Software & Services — 2.5%
72	AOL, Inc. (a)	2,787
15	Google, Inc., Class A (a)	11,752
141	Yahoo!, Inc. (a)	3,306

		17,845

	IT Services — 5.5%
18	Alliance Data Systems Corp. (a)	2,987
56	Computer Sciences Corp.	2,752
106	CoreLogic, Inc. (a)	2,749
54	International Business Machines Corp.	11,571
103	Lender Processing Services, Inc.	2,622
65	NeuStar, Inc., Class A (a)	3,006
84	Visa, Inc., Class A	14,267

		39,954

	Semiconductors & Semiconductor Equipment — 3.3%
80	Avago Technologies Ltd., (Singapore)	2,888
136	Broadcom Corp., Class A	4,722
78	Freescale Semiconductor Ltd. (a)	1,167
29	KLA-Tencor Corp.	1,514
186	Lam Research Corp. (a)	7,720
21	Micron Technology, Inc. (a)	211
147	Texas Instruments, Inc.	5,223

		23,445

	Software — 10.0%
80	Adobe Systems, Inc. (a)	3,472
97	Aspen Technology, Inc. (a)	3,129
68	BMC Software, Inc. (a)	3,164
995	Microsoft Corp.	28,480
621	Oracle Corp.	20,086
47	SolarWinds, Inc. (a)	2,796
439	Symantec Corp. (a)	10,822

		71,949

	Total Information Technology	208,068

Materials — 3.8%
	Chemicals — 3.8%
25	CF Industries Holdings, Inc.	4,835
122	LyondellBasell Industries N.V., (Netherlands), Class A	7,728
77	Monsanto Co.	8,155
50	PPG Industries, Inc.	6,668

	Total Materials	27,386

Telecommunication Services — 2.0%
	Diversified Telecommunication Services — 2.0%
280	AT&T, Inc.	10,288
112	CenturyLink, Inc.	3,935

	Total Telecommunication Services	14,223

Utilities — 0.4%
	Gas Utilities — 0.4%
78	UGI Corp.	3,006

	Total Common Stocks (Cost $512,241)	691,565

Short-Term Investment — 3.2%
	Investment Company — 3.2%
22,868	JPMorgan Prime Money Market Fund, Institutional Class Shares, 0.050% (b) (l) (m) (Cost $22,868)	22,868

	Total Investments — 99.1% (Cost $535,109)	714,433
	Other Assets in Excess of Liabilities — 0.9%	6,434

	NET ASSETS — 100.0%	$720,867

Percentages indicated are based on net assets.

JPMorgan Intrepid Growth Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2013 (Unaudited) (continued)

(Amounts in thousands, except number of contracts)

Futures Contracts

NUMBER OF CONTRACTS	DESCRIPTION	EXPIRATION DATE	NOTIONAL VALUE AT 03/31/13	NET UNREALIZED APPRECIATION (DEPRECIATION)
	Long Futures Outstanding
323	E-mini S&P 500	06/21/13	$25,238	$438

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS:

(a)	—	Non-income producing security.
(b)	—	Investment in affiliate. Money market fund registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(l)	—	The rate shown is the current yield as of March 31, 2013.
(m)	—	All or a portion of this security is reserved and/or pledged with the custodian for current or potential holdings of futures, swaps, options, TBAs, when-issued securities, delayed delivery securities, reverse repurchase agreements, unfunded commitments and/or forward foreign currency exchange contracts.

As of March 31, 2013, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$179,960
Aggregate gross unrealized depreciation	(636)

Net unrealized appreciation/depreciation	$179,324

Federal income tax cost of investments	$535,109

JPMorgan Intrepid Growth Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2013 (Unaudited) (continued)

(Amounts in thousands)

The various inputs that are used in determining the fair value of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical securities

•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in the aggregate that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following tables represent each valuation input as presented on the Schedules of Portfolio Investments (“SOI”) (amounts in thousands):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$714,433	$—	$—	$714,433
Appreciation in Other Financial Instruments
Futures Contracts	$438	$—	$—	$438

(a)	All portfolio holdings designated as Level 1 are disclosed individually in the SOI. Please refer to the SOI for industry specifics of portfolio holdings.

There were no transfers between Levels 1 and 2 during the period ended March 31, 2013.

JPMorgan Intrepid Advantage Fund

(Formerly JPMorgan Intrepid Multi Cap Fund)

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2013 (Unaudited)

(Amounts in thousands)

SHARES		SECURITY DESCRIPTION	VALUE ($)
Common Stocks — 97.7%
Consumer Discretionary — 13.0%
		Auto Components — 1.2%
2		Cooper Tire & Rubber Co.	59
2		Delphi Automotive plc, (United Kingdom)	89

			148

		Automobiles — 1.4%
13		Ford Motor Co.	171

		Hotels, Restaurants & Leisure — 2.4%
4		Brinker International, Inc.	140
1		Wyndham Worldwide Corp.	92
1		Wynn Resorts Ltd.	63

			295

		Internet & Catalog Retail — 0.9%
2		Expedia, Inc.	108

		Media — 3.6%
2		Time Warner Cable, Inc.	216
2		Time Warner, Inc.	117
2		Viacom, Inc., Class B	121

			454

		Specialty Retail — 3.1%
2		Best Buy Co., Inc.	51
3		Gap, Inc. (The)	100
3		Home Depot, Inc. (The)	232

			383

		Textiles, Apparel & Luxury Goods — 0.4%
1		Hanesbrands, Inc. (a)	57

		Total Consumer Discretionary	1,616

Consumer Staples — 11.8%
		Beverages — 1.5%
1		Constellation Brands, Inc., Class A (a)	62
3		Molson Coors Brewing Co., Class B	125

			187

		Food & Staples Retailing — 4.8%
4		CVS Caremark Corp.	220
5		Walgreen Co.	218
2		Wal-Mart Stores, Inc.	165

			603

		Food Products — 2.5%
2		Ingredion, Inc.	128
2		Pinnacle Foods, Inc. (a)	35
6		Tyson Foods, Inc., Class A	145

			308

		Household Products — 1.6%
2		Energizer Holdings, Inc.	197

		Tobacco — 1.4%
2		Altria Group, Inc.	59
1		Philip Morris International, Inc.	109

			168

		Total Consumer Staples	1,463

Energy — 10.8%
		Energy Equipment & Services — 0.6%
1		National Oilwell Varco, Inc.	78

		Oil, Gas & Consumable Fuels — 10.2%
1		Apache Corp.	73
3		Chevron Corp.	324
2		ConocoPhillips	118
5		Exxon Mobil Corp.	419
2		Marathon Oil Corp.	77
1		Marathon Petroleum Corp.	76
1		Occidental Petroleum Corp.	110
1		Phillips 66	69

			1,266

		Total Energy	1,344

Financials — 14.5%
		Capital Markets — 2.2%
2		Ameriprise Financial, Inc.	143
1		Bank of New York Mellon Corp. (The)	38
–	(h)	Goldman Sachs Group, Inc. (The)	26
3		Morgan Stanley	62

			269

		Commercial Banks — 2.7%
2		BB&T Corp.	58
7		KeyCorp	69
6		Wells Fargo & Co.	207

			334

		Consumer Finance — 2.6%
2		Capital One Financial Corp.	136
3		Discover Financial Services	141
2		Nelnet, Inc., Class A	51

			328

		Diversified Financial Services — 1.8%
7		Bank of America Corp.	81
3		Citigroup, Inc.	142

			223

JPMorgan Intrepid Advantage Fund

(Formerly JPMorgan Intrepid Multi Cap Fund)

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2013 (Unaudited) (continued)

(Amounts in thousands)

SHARES		SECURITY DESCRIPTION	VALUE ($)
Common Stocks — Continued
		Insurance — 3.0%
1		Allied World Assurance Co. Holdings AG, (Switzerland)	114
1		Chubb Corp. (The)	74
5		CNO Financial Group, Inc.	53
2		Prudential Financial, Inc.	137

			378

		Real Estate Investment Trusts (REITs) — 1.8%
2		Extra Space Storage, Inc.	69
2		Pennsylvania Real Estate Investment Trust	34
3		RLJ Lodging Trust	72
1		Sovran Self Storage, Inc.	48

			223

		Thrifts & Mortgage Finance — 0.4%
1		Ocwen Financial Corp. (a)	50

		Total Financials	1,805

Health Care — 13.0%
		Biotechnology — 3.6%
1		Amgen, Inc.	136
–	(h)	Biogen Idec, Inc. (a)	44
4		Gilead Sciences, Inc. (a)	176
2		Vertex Pharmaceuticals, Inc. (a)	89

			445

		Health Care Equipment & Supplies — 2.8%
1		Baxter International, Inc.	75
9		Boston Scientific Corp. (a)	69
2		Covidien plc, (Ireland)	115
2		Medtronic, Inc.	92

			351

		Health Care Providers & Services — 2.0%
2		Express Scripts Holding Co. (a)	127
2		UnitedHealth Group, Inc.	120

			247

		Pharmaceuticals — 4.6%
3		Merck & Co., Inc.	138
14		Pfizer, Inc.	397
1		Zoetis, Inc. (a)	37

			572

		Total Health Care	1,615

Industrials — 8.6%
		Aerospace & Defense — 2.1%
1		Boeing Co. (The)	79
1		General Dynamics Corp.	81
1		Honeywell International, Inc.	102

			262

		Air Freight & Logistics — 0.7%
1		United Parcel Service, Inc., Class B	92

		Airlines — 0.3%
1		United Continental Holdings, Inc. (a)	32

		Building Products — 0.4%
1		Trex Co., Inc. (a)	49

		Construction & Engineering — 2.3%
2		AECOM Technology Corp. (a)	61
2		Chicago Bridge & Iron Co. N.V., (Netherlands)	151
2		KBR, Inc.	70

			282

		Industrial Conglomerates — 0.6%
1		Danaher Corp.	75

		Machinery — 1.7%
1		Ingersoll-Rand plc, (Ireland)	70
1		Stanley Black & Decker, Inc.	69
2		Terex Corp. (a)	75

			214

		Professional Services — 0.5%
1		Towers Watson & Co., Class A	62

		Total Industrials	1,068

Information Technology — 16.3%
		Communications Equipment — 3.2%
11		Cisco Systems, Inc.	225
1		Harris Corp.	39
2		QUALCOMM, Inc.	141

			405

		Computers & Peripherals — 3.1%
1		Apple, Inc.	239
4		Hewlett-Packard Co.	84
1		SanDisk Corp. (a)	67

			390

		Internet Software & Services — 0.9%
–	(h)	Google, Inc., Class A (a)	109

		IT Services — 1.7%
2		CoreLogic, Inc. (a)	51
1		CSG Systems International, Inc. (a)	18
3		Lender Processing Services, Inc.	67
–	(h)	Visa, Inc., Class A	76

			212

		Semiconductors & Semiconductor Equipment — 3.0%
2		Altera Corp.	76

JPMorgan Intrepid Advantage Fund

(Formerly JPMorgan Intrepid Multi Cap Fund)

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2013 (Unaudited) (continued)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE ($)
Common Stocks — Continued
	Semiconductors & Semiconductor Equipment — Continued
3	Broadcom Corp., Class A	92
2	Freescale Semiconductor Ltd. (a)	27
2	KLA-Tencor Corp.	116
1	Lam Research Corp. (a)	58

		369

	Software — 4.4%
1	Adobe Systems, Inc. (a)	36
1	BMC Software, Inc. (a)	35
11	Microsoft Corp.	304
4	Oracle Corp.	115
2	Symantec Corp. (a)	53

		543

	Total Information Technology	2,028

Materials — 4.6%
	Chemicals — 3.4%
2	Axiall Corp.	95
1	E.I. du Pont de Nemours & Co.	70
2	LyondellBasell Industries N.V., (Netherlands), Class A	130
1	Monsanto Co.	129

		424

	Containers & Packaging — 0.7%
2	Crown Holdings, Inc. (a)	87

	Paper & Forest Products — 0.5%
1	Domtar Corp., (Canada)	64

	Total Materials	575

Telecommunication Services — 2.4%
	Diversified Telecommunication Services — 2.4%
4	AT&T, Inc.	145
5	CenturyLink, Inc.	158

	Total Telecommunication Services	303

Utilities — 2.7%
	Electric Utilities — 1.0%
1	Edison International	53
4	NV Energy, Inc.	74

		127

	Gas Utilities — 0.9%
3	UGI Corp.	109

	Independent Power Producers & Energy Traders — 0.8%
8	AES Corp. (The)	102

	Total Utilities	338

	Total Common Stocks (Cost $9,525)	12,155

Short-Term Investment — 1.7%
Investment Company — 1.7%
217	JPMorgan Prime Money Market Fund, Institutional Class Shares, 0.050% (b) (l) (m) (Cost $217)	217

	Total Investments — 99.4% (Cost $9,742)	12,372
	Other Assets in Excess of Liabilities — 0.6%	71

	NET ASSETS — 100.0%	$12,443

Percentages indicated are based on net assets.

JPMorgan Intrepid Advantage Fund

(Formerly JPMorgan Intrepid Multi Cap Fund)

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2013 (Unaudited) (continued)

(Amounts in thousands)

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS:

(a)	—	Non-income producing security.
(b)	—	Investment in affiliate. Money market fund registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(h)	—	Amount rounds to less than one thousand (shares or dollars).
(l)	—	The rate shown is the current yield as of March 31, 2013.
(m)	—	All or a portion of this security is reserved and/or pledged with the custodian for current or potential holdings of futures, swaps, options, TBAs, when-issued securities, delayed delivery securities, reverse repurchase agreements, unfunded commitments and/or forward foreign currency exchange contracts.

As of March 31, 2013, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$2,679
Aggregate gross unrealized depreciation	(49)

Net unrealized appreciation/depreciation	$2,630

Federal income tax cost of investments	$9,742

The various inputs that are used in determining the fair value of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical securities

•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in the aggregate that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table represents each valuation input as presented on the Schedule of Portfolio Investments (“SOI”) (amounts in thousands):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$12,372	$—	$—	$12,372

(a)	All portfolio holdings designated as Level 1 are disclosed individually in the SOI. Please refer to the SOI for industry specifics of portfolio holdings.

There were no transfers between Levels 1 and 2 during the period ended March 31, 2013.

JPMorgan Intrepid Value Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2013 (Unaudited)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE ($)
Common Stocks — 97.4%
Consumer Discretionary — 8.3%
	Auto Components — 0.4%
53	Delphi Automotive plc, (United Kingdom)	2,349
133	Goodyear Tire & Rubber Co. (The) (a)	1,682

		4,031

	Automobiles — 1.2%
925	Ford Motor Co.	12,164

	Diversified Consumer Services — 0.3%
115	H&R Block, Inc.	3,368

	Household Durables — 0.7%
100	Jarden Corp. (a)	4,296
167	PulteGroup, Inc. (a)	3,380

		7,676

	Internet & Catalog Retail — 0.3%
59	Expedia, Inc.	3,546

	Media — 3.2%
283	CBS Corp. (Non-Voting), Class B	13,190
196	Gannett Co., Inc.	4,285
64	Time Warner Cable, Inc.	6,100
19	Time Warner, Inc.	1,089
137	Viacom, Inc., Class B	8,460

		33,124

	Multiline Retail — 0.4%
93	Macy’s, Inc.	3,891

	Specialty Retail — 1.8%
145	GameStop Corp., Class A	4,062
211	Gap, Inc. (The)	7,455
95	Home Depot, Inc. (The)	6,608

		18,125

	Total Consumer Discretionary	85,925

Consumer Staples — 6.7%
	Beverages — 0.9%
102	Constellation Brands, Inc., Class A (a)	4,854
83	Molson Coors Brewing Co., Class B	4,071

		8,925

	Food & Staples Retailing — 1.8%
242	CVS Caremark Corp.	13,307
156	Kroger Co. (The)	5,157

		18,464

	Food Products — 1.8%
270	Archer-Daniels-Midland Co.	9,104
29	Ingredion, Inc.	2,076
177	Smithfield Foods, Inc. (a)	4,697
108	Tyson Foods, Inc., Class A	2,673

		18,550

	Household Products — 1.5%
50	Energizer Holdings, Inc.	4,977
33	Kimberly-Clark Corp.	3,224
89	Procter & Gamble Co. (The)	6,881

		15,082

	Personal Products — 0.7%
103	Herbalife Ltd., (Cayman Islands)	3,842
84	Nu Skin Enterprises, Inc., Class A	3,709

		7,551

	Total Consumer Staples	68,572

Energy — 15.2%
	Energy Equipment & Services — 1.0%
111	National Oilwell Varco, Inc.	7,818
24	Schlumberger Ltd.	1,812

		9,630

	Oil, Gas & Consumable Fuels — 14.2%
271	Chevron Corp.	32,159
338	ConocoPhillips	20,326
598	Exxon Mobil Corp.	53,877
533	Marathon Oil Corp.	17,956
76	Marathon Petroleum Corp.	6,773
120	Phillips 66	8,407
50	Tesoro Corp.	2,904
111	Western Refining, Inc.	3,927

		146,329

	Total Energy	155,959

Financials — 26.4%
	Capital Markets — 3.4%
317	American Capital Ltd. (a)	4,631
179	Ameriprise Financial, Inc.	13,168
103	Goldman Sachs Group, Inc. (The)	15,105
102	Morgan Stanley	2,231

		35,135

	Commercial Banks — 4.8%
164	BB&T Corp.	5,142
373	CapitalSource, Inc.	3,590
305	Fifth Third Bancorp	4,981
30	PNC Financial Services Group, Inc.	2,020
905	Wells Fargo & Co.	33,459

		49,192

JPMorgan Intrepid Value Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2013 (Unaudited) (continued)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE ($)
Common Stocks — Continued
	Consumer Finance — 1.7%
391	Discover Financial Services	17,514

	Diversified Financial Services — 5.1%
1,925	Bank of America Corp.	23,452
646	Citigroup, Inc.	28,583

		52,035

	Insurance — 7.2%
52	Allied World Assurance Co. Holdings AG, (Switzerland)	4,780
394	Allstate Corp. (The)	19,338
88	Chubb Corp. (The)	7,729
118	Lincoln National Corp.	3,832
46	PartnerRe Ltd., (Bermuda)	4,283
67	Protective Life Corp.	2,391
219	Prudential Financial, Inc.	12,913
46	RenaissanceRe Holdings Ltd., (Bermuda)	4,268
71	Torchmark Corp.	4,240
125	Travelers Cos., Inc. (The)	10,499

		74,273

	Real Estate Investment Trusts (REITs) — 3.8%
199	Annaly Capital Management, Inc.	3,162
310	Brandywine Realty Trust	4,597
185	CBL & Associates Properties, Inc.	4,357
124	Douglas Emmett, Inc. (m)	3,099
77	EPR Properties	4,029
115	Extra Space Storage, Inc.	4,532
157	Hospitality Properties Trust	4,314
204	Piedmont Office Realty Trust, Inc., Class A	3,990
59	Realty Income Corp.	2,657
63	Ventas, Inc.	4,612

		39,349

	Thrifts & Mortgage Finance — 0.4%
101	Ocwen Financial Corp. (a)	3,834

	Total Financials	271,332

Health Care — 12.3%
	Biotechnology — 1.7%
171	Amgen, Inc.	17,550

	Health Care Equipment & Supplies — 1.1%
244	Medtronic, Inc.	11,453

	Health Care Providers & Services — 3.1%
23	Aetna, Inc.	1,166
92	Community Health Systems, Inc.	4,350
255	UnitedHealth Group, Inc.	14,577
177	WellPoint, Inc.	11,703

		31,796

	Pharmaceuticals — 6.4%
352	Merck & Co., Inc.	15,551
1,445	Pfizer, Inc.	41,706
313	Warner Chilcott plc, (Ireland), Class A	4,238
132	Zoetis, Inc. (a)	4,399

		65,894

	Total Health Care	126,693

Industrials — 7.5%
	Aerospace & Defense — 1.9%
223	General Dynamics Corp.	15,696
55	Northrop Grumman Corp.	3,823

		19,519

	Airlines — 0.9%
59	Alaska Air Group, Inc. (a)	3,748
74	Delta Air Lines, Inc. (a)	1,215
123	United Continental Holdings, Inc. (a)	3,941

		8,904

	Commercial Services & Supplies — 0.8%
94	Avery Dennison Corp.	4,036
257	Pitney Bowes, Inc.	3,825

		7,861

	Construction & Engineering — 0.4%
130	AECOM Technology Corp. (a)	4,270

	Industrial Conglomerates — 0.4%
202	General Electric Co.	4,674

	Machinery — 2.9%
314	Ingersoll-Rand plc, (Ireland)	17,268
68	Oshkosh Corp. (a)	2,885
45	Parker Hannifin Corp.	4,130
55	Stanley Black & Decker, Inc.	4,429
38	Terex Corp. (a)	1,291

		30,003

	Road & Rail — 0.2%
16	Union Pacific Corp.	2,278

	Total Industrials	77,509

Information Technology — 7.6%
	Communications Equipment — 3.1%
697	Brocade Communications Systems, Inc. (a)	4,024
1,336	Cisco Systems, Inc.	27,936

		31,960

JPMorgan Intrepid Value Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2013 (Unaudited) (continued)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE ($)
Common Stocks — Continued
	Computers & Peripherals — 0.2%
45	Western Digital Corp.	2,278

	Electronic Equipment, Instruments & Components — 0.4%
84	Itron, Inc. (a)	3,902

	Internet Software & Services — 0.4%
105	AOL, Inc. (a)	4,022

	IT Services — 1.3%
14	Amdocs Ltd.	489
81	Computer Sciences Corp.	3,983
148	CoreLogic, Inc. (a)	3,819
181	Lender Processing Services, Inc.	4,598

		12,889

	Semiconductors & Semiconductor Equipment — 2.2%
60	Avago Technologies Ltd., (Singapore)	2,159
119	Broadcom Corp., Class A	4,136
69	Freescale Semiconductor Ltd. (a)	1,023
33	KLA-Tencor Corp.	1,730
215	Lam Research Corp. (a)	8,926
93	Micron Technology, Inc. (a)	929
108	Texas Instruments, Inc.	3,818

		22,721

	Total Information Technology	77,772

Materials — 3.8%
	Chemicals — 3.1%
54	CF Industries Holdings, Inc.	10,223
256	Huntsman Corp.	4,750
279	LyondellBasell Industries N.V., (Netherlands), Class A	17,651

		32,624

	Paper & Forest Products — 0.7%
44	Domtar Corp., (Canada)	3,416
75	International Paper Co.	3,498

		6,914

	Total Materials	39,538

Telecommunication Services — 3.4%
	Diversified Telecommunication Services — 3.4%
661	AT&T, Inc.	24,234
310	CenturyLink, Inc.	10,898

	Total Telecommunication Services	35,132

Utilities — 6.2%
	Electric Utilities — 3.8%
363	American Electric Power Co., Inc.	17,667
76	Cleco Corp.	3,579
59	Edison International	2,979
136	NextEra Energy, Inc.	10,549
197	NV Energy, Inc.	3,942

		38,716

	Gas Utilities — 0.4%
112	UGI Corp.	4,288

	Independent Power Producers & Energy Traders — 0.5%
380	AES Corp. (The)	4,772

	Multi-Utilities — 1.5%
189	CenterPoint Energy, Inc.	4,519
58	Consolidated Edison, Inc.	3,534
95	Sempra Energy	7,570

		15,623

	Total Utilities	63,399

	Total Common Stocks (Cost $779,477)	1,001,831

Short-Term Investment — 5.3%
	Investment Company — 5.3%
54,458	JPMorgan Prime Money Market Fund, Institutional Class Shares, 0.050% (b) (l) (m) (Cost $54,458)	54,458

	Total Investments — 102.7% (Cost $833,935)	1,056,289
	Liabilities in Excess of Other Assets — (2.7)%	(27,808)

	NET ASSETS — 100.0%	$1,028,481

Percentages indicated are based on net assets.

JPMorgan Intrepid Value Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2013 (Unaudited) (continued)

(Amounts in thousands, except number of contracts)

Futures Contracts

NUMBER OF CONTRACTS	DESCRIPTION	EXPIRATION DATE	NOTIONAL VALUE AT 03/31/13	NET UNREALIZED APPRECIATION (DEPRECIATION)
	Long Futures Outstanding
312	E-mini S&P 500	06/21/13	$24,378	$447

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS:

(a)	—	Non-income producing security.
(b)	—	Investment in affiliate. Money market fund registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(l)	—	The rate shown is the current yield as of March 31, 2013.
(m)	—	All or a portion of this security is reserved and/or pledged with the custodian for current or potential holdings of futures, swaps, options, TBAs, when-issued securities, delayed delivery securities, reverse repurchase agreements, unfunded commitments and/or forward foreign currency exchange contracts.

As of March 31, 2013, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$224,518
Aggregate gross unrealized depreciation	(2,164)

Net unrealized appreciation/depreciation	$222,354

Federal income tax cost of investments	$833,935

JPMorgan Intrepid Value Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2013 (Unaudited) (continued)

(Amounts in thousands)

The various inputs that are used in determining the fair value of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical securities

•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in aggregate that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table represents each valuation input as presented on the Schedule of Portfolio Investments (“SOI”) (amounts in thousands):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$1,056,289	$—	$—	$1,056,289
Appreciation in Other Financial Instruments
Futures Contracts	$447	$—	$—	$447

(a)	All portfolio holdings designated as Level 1 are disclosed individually in the SOI. Please refer to the SOI for industry specifics of portfolio holdings.

There were no transfers between Levels 1 and 2 during the period ended March 31, 2013.

JPMorgan Mid Cap Core Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2013 (Unaudited)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE ($)
Common Stocks — 96.9%
Consumer Discretionary — 20.8%
	Automobiles — 1.2%
140	Harley-Davidson, Inc.	7,448
85	Tesla Motors, Inc. (a)	3,232

		10,680

	Distributors — 0.5%
58	Genuine Parts Co.	4,536

	Hotels, Restaurants & Leisure — 2.6%
56	Darden Restaurants, Inc.	2,905
292	Marriott International, Inc., Class A	12,348
36	Wynn Resorts Ltd.	4,518
53	Yum! Brands, Inc.	3,842

		23,613

	Household Durables — 1.3%
36	Jarden Corp. (a)	1,547
91	Mohawk Industries, Inc. (a)	10,317

		11,864

	Internet & Catalog Retail — 0.7%
59	Expedia, Inc.	3,527
49	TripAdvisor, Inc. (a)	2,552

		6,079

	Media — 2.1%
51	Cablevision Systems Corp., Class A	763
80	CBS Corp. (Non-Voting), Class B	3,749
98	Clear Channel Outdoor Holdings, Inc., Class A (a)	734
56	Discovery Communications, Inc., Class A (a)	4,417
133	DISH Network Corp., Class A	5,039
59	Gannett Co., Inc.	1,293
59	Madison Square Garden Co. (The), Class A (a)	3,422

		19,417

	Multiline Retail — 1.3%
89	Family Dollar Stores, Inc.	5,281
134	Kohl’s Corp.	6,170

		11,451

	Specialty Retail — 8.6%
17	AutoZone, Inc. (a)	6,637
90	Bed Bath & Beyond, Inc. (a)	5,820
152	Gap, Inc. (The)	5,392
123	GNC Holdings, Inc., Class A	4,827
97	O’Reilly Automotive, Inc. (a)	9,906
112	PetSmart, Inc.	6,948
69	Ross Stores, Inc.	4,177
111	Sally Beauty Holdings, Inc. (a)	3,249
43	Tiffany & Co.	2,959
101	TJX Cos., Inc.	4,714
61	Tractor Supply Co.	6,394
138	Urban Outfitters, Inc. (a)	5,358
210	Williams-Sonoma, Inc.	10,833

		77,214

	Textiles, Apparel & Luxury Goods — 2.5%
71	Lululemon Athletica, Inc., (Canada) (a)	4,414
125	Michael Kors Holdings Ltd., (Hong Kong) (a)	7,122
38	PVH Corp.	4,005
70	Under Armour, Inc., Class A (a)	3,559
21	V.F. Corp.	3,466

		22,566

	Total Consumer Discretionary	187,420

Consumer Staples — 2.7%
	Beverages — 1.2%
77	Beam, Inc.	4,924
33	Brown-Forman Corp., Class B	2,368
82	Dr. Pepper Snapple Group, Inc.	3,841

		11,133

	Food Products — 1.0%
50	Hershey Co. (The)	4,406
15	JM Smucker Co. (The)	1,497
172	WhiteWave Foods Co., Class A (a)	2,936

		8,839

	Household Products — 0.5%
46	Energizer Holdings, Inc.	4,538

	Total Consumer Staples	24,510

Energy — 5.4%
	Energy Equipment & Services — 1.0%
65	Cameron International Corp. (a)	4,205
73	Oceaneering International, Inc.	4,868

		9,073

	Oil, Gas & Consumable Fuels — 4.4%
55	Cabot Oil & Gas Corp.	3,698
69	Concho Resources, Inc. (a)	6,703
71	Devon Energy Corp.	3,987
61	EQT Corp.	4,108
69	Marathon Petroleum Corp.	6,214
55	PBF Energy, Inc.	2,059
111	QEP Resources, Inc.	3,534
56	Range Resources Corp.	4,538

JPMorgan Mid Cap Core Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2013 (Unaudited) (continued)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE ($)
Common Stocks — Continued
	Oil, Gas & Consumable Fuels — Continued
117	Williams Cos., Inc. (The)	4,375

		39,216

	Total Energy	48,289

Financials — 17.6%
	Capital Markets — 4.8%
92	Ameriprise Financial, Inc.	6,791
20	Artisan Partners Asset Management, Inc. (a)	769
276	Blackstone Group LP (The)	5,449
249	Charles Schwab Corp. (The)	4,396
168	Invesco Ltd.	4,875
109	Lazard Ltd., (Bermuda), Class A	3,703
73	Northern Trust Corp.	4,009
175	T. Rowe Price Group, Inc.	13,070

		43,062

	Commercial Banks — 3.9%
50	City National Corp.	2,940
32	Cullen/Frost Bankers, Inc.	2,007
363	Fifth Third Bancorp	5,920
53	First Republic Bank	2,031
219	Huntington Bancshares, Inc.	1,618
97	M&T Bank Corp.	10,013
55	Signature Bank (a)	4,324
150	SunTrust Banks, Inc.	4,309
94	Zions Bancorporation	2,341

		35,503

	Diversified Financial Services — 0.8%
134	Moody’s Corp.	7,166

	Insurance — 5.3%
12	Alleghany Corp. (a)	4,830
103	Axis Capital Holdings Ltd., (Bermuda)	4,283
49	Chubb Corp. (The)	4,258
124	Hartford Financial Services Group, Inc.	3,203
175	Loews Corp.	7,701
182	Marsh & McLennan Cos., Inc.	6,893
201	Old Republic International Corp.	2,560
84	OneBeacon Insurance Group Ltd., Class A	1,129
157	Unum Group	4,448
98	W.R. Berkley Corp.	4,357
140	XL Group plc, (Ireland)	4,240

		47,902

	Real Estate Investment Trusts (REITs) — 1.9%
201	Annaly Capital Management, Inc.	3,188
70	HCP, Inc.	3,509
91	Prologis, Inc.	3,642
66	Regency Centers Corp.	3,483
44	Vornado Realty Trust	3,665

		17,487

	Real Estate Management & Development — 0.4%
183	Brookfield Office Properties, Inc.	3,138

	Thrifts & Mortgage Finance — 0.5%
94	Capitol Federal Financial, Inc.	1,137
223	People’s United Financial, Inc.	2,992

		4,129

	Total Financials	158,387

Health Care — 10.2%
	Biotechnology — 2.0%
31	Alexion Pharmaceuticals, Inc. (a)	2,828
63	Onyx Pharmaceuticals, Inc. (a)	5,554
32	Regeneron Pharmaceuticals, Inc. (a)	5,698
65	Vertex Pharmaceuticals, Inc. (a)	3,546

		17,626

	Health Care Equipment & Supplies — 1.4%
76	CareFusion Corp. (a)	2,647
74	Sirona Dental Systems, Inc. (a)	5,419
114	Thoratec Corp. (a)	4,268

		12,334

	Health Care Providers & Services — 3.7%
86	AmerisourceBergen Corp.	4,438
182	Brookdale Senior Living, Inc. (a)	5,085
91	Cigna Corp.	5,661
31	DaVita HealthCare Partners, Inc. (a)	3,617
110	Health Net, Inc. (a)	3,137
35	Henry Schein, Inc. (a)	3,215
120	Humana, Inc.	8,264

		33,417

	Life Sciences Tools & Services — 1.7%
173	Agilent Technologies, Inc.	7,244
186	Bruker Corp. (a)	3,553
82	Illumina, Inc. (a)	4,406

		15,203

	Pharmaceuticals — 1.4%
63	Actavis, Inc. (a)	5,785

JPMorgan Mid Cap Core Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2013 (Unaudited) (continued)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE ($)
Common Stocks — Continued
	Pharmaceuticals — Continued
94	Valeant Pharmaceuticals International, Inc., (Canada) (a)	7,074

		12,859

	Total Health Care	91,439

Industrials — 15.5%
	Aerospace & Defense — 0.3%
31	Alliant Techsystems, Inc.	2,266

	Airlines — 0.4%
235	Delta Air Lines, Inc. (a)	3,881

	Building Products — 1.0%
240	Fortune Brands Home & Security, Inc. (a)	8,976

	Commercial Services & Supplies — 1.1%
96	Republic Services, Inc.	3,154
58	Stericycle, Inc. (a)	6,190

		9,344

	Construction & Engineering — 0.6%
83	Fluor Corp.	5,492

	Electrical Equipment — 2.7%
65	Acuity Brands, Inc.	4,508
112	AMETEK, Inc.	4,861
88	Generac Holdings, Inc.	3,096
65	Regal-Beloit Corp.	5,320
77	Rockwell Automation, Inc.	6,640

		24,425

	Industrial Conglomerates — 1.3%
174	Carlisle Cos., Inc.	11,768

	Machinery — 3.2%
22	Flowserve Corp.	3,606
89	IDEX Corp.	4,775
105	Pall Corp.	7,186
124	Rexnord Corp. (a)	2,628
57	Snap-on, Inc.	4,682
53	Wabtec Corp.	5,401

		28,278

	Marine — 0.6%
70	Kirby Corp. (a)	5,399

	Professional Services — 1.0%
79	Equifax, Inc.	4,574
131	Nielsen Holdings N.V.	4,696

		9,270

	Road & Rail — 1.5%
46	Canadian Pacific Railway Ltd., (Canada)	5,988
106	J.B. Hunt Transport Services, Inc.	7,858

		13,846

	Trading Companies & Distributors — 1.8%
111	Air Lease Corp.	3,246
152	MSC Industrial Direct Co., Inc., Class A	13,038

		16,284

	Total Industrials	139,229

Information Technology — 13.7%
	Communications Equipment — 1.4%
191	Aruba Networks, Inc. (a)	4,718
41	F5 Networks, Inc. (a)	3,607
67	Palo Alto Networks, Inc. (a)	3,798

		12,123

	Electronic Equipment, Instruments & Components — 2.1%
184	Amphenol Corp., Class A	13,754
133	Arrow Electronics, Inc. (a)	5,416

		19,170

	Internet Software & Services — 1.4%
73	Akamai Technologies, Inc. (a)	2,573
28	LinkedIn Corp., Class A (a)	4,947
74	OpenTable, Inc. (a)	4,660

		12,180

	IT Services — 3.0%
53	Alliance Data Systems Corp. (a)	8,580
138	CoreLogic, Inc. (a)	3,566
118	FleetCor Technologies, Inc. (a)	9,047
128	Jack Henry & Associates, Inc.	5,936

		27,129

	Semiconductors & Semiconductor Equipment — 3.3%
141	Analog Devices, Inc.	6,576
215	Avago Technologies Ltd., (Singapore)	7,719
94	KLA-Tencor Corp.	4,937
273	Xilinx, Inc.	10,431

		29,663

	Software — 2.5%
64	Citrix Systems, Inc. (a)	4,632
83	Red Hat, Inc. (a)	4,217
53	SolarWinds, Inc. (a)	3,156
74	Splunk, Inc. (a)	2,970
116	Synopsys, Inc. (a)	4,146

JPMorgan Mid Cap Core Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2013 (Unaudited) (continued)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE ($)
Common Stocks — Continued
	Software — Continued
59	Workday, Inc., Class A (a)	3,661

		22,782

	Total Information Technology	123,047

Materials — 6.3%
	Chemicals — 4.6%
55	Airgas, Inc.	5,432
83	Albemarle Corp.	5,199
60	PPG Industries, Inc.	8,050
81	Sherwin-Williams Co. (The)	13,646
57	Sigma-Aldrich Corp.	4,452
59	W.R. Grace & Co. (a)	4,558

		41,337

	Containers & Packaging — 1.7%
150	Ball Corp.	7,114
43	Rock Tenn Co., Class A	3,997
99	Silgan Holdings, Inc.	4,666

		15,777

	Total Materials	57,114

Telecommunication Services — 0.1%
	Wireless Telecommunication Services — 0.1%
58	Telephone & Data Systems, Inc.	1,224

Utilities — 4.6%
	Electric Utilities — 1.6%
228	NV Energy, Inc.	4,562
144	Westar Energy, Inc.	4,791
155	Xcel Energy, Inc.	4,595

		13,948

	Gas Utilities — 0.3%
29	ONEOK, Inc.	1,369
64	Questar Corp.	1,564

		2,933

	Multi-Utilities — 2.7%
199	CenterPoint Energy, Inc.	4,768
184	CMS Energy Corp.	5,132
188	NiSource, Inc.	5,528
62	Sempra Energy	4,995
99	Wisconsin Energy Corp.	4,249

		24,672

	Total Utilities	41,553

	Total Common Stocks
	(Cost $832,361)	872,212

Short-Term Investment — 2.6%
	Investment Company — 2.6%
23,641	JPMorgan Prime Money Market Fund, Institutional Class Shares, 0.050% (b) (l) (m) (Cost $23,641)	23,641

	Total Investments — 99.5% (Cost $856,002)	895,853
	Other Assets in Excess of Liabilities — 0.5%	4,929

	NET ASSETS — 100.0%	$900,782

Percentages indicated are based on net assets.

JPMorgan Mid Cap Core Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2013 (Unaudited) (continued)

(Amounts in thousands)

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS:

(a)	—	Non-income producing security.
(b)	—	Investment in affiliate. Money market fund registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(l)	—	The rate shown is the current yield as of March 31, 2013.
(m)	—	All or a portion of this security is reserved and/or pledged with the custodian for current or potential holdings of futures, swaps, options, TBAs, when-issued securities, delayed delivery securities, reverse repurchase agreements, unfunded commitments and/or forward foreign currency exchange contracts.

As of March 31, 2013, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$44,207
Aggregate gross unrealized depreciation	(4,356)

Net unrealized appreciation/depreciation	$39,851

Federal income tax cost of investments	$856,002

The various inputs that are used in determining the fair value of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical securities

•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in the aggregate that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table represents each valuation input as presented on the Schedule of Portfolio Investments (“SOI”) (amounts in thousands):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$895,853	$—	$—	$895,853

(a)	All portfolio holdings designated as Level 1 are disclosed individually in the SOI. Please refer to the SOI for industry specifics of portfolio holdings.

There were no transfers between Levels 1 and 2 during the period ended March 31, 2013.

JPMorgan Mid Cap Equity Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2013 (Unaudited)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE ($)
Common Stocks — 96.3%
Consumer Discretionary — 20.5%
	Automobiles — 1.2%
186	Harley-Davidson, Inc.	9,898
113	Tesla Motors, Inc. (a)	4,297

		14,195

	Distributors — 0.5%
72	Genuine Parts Co.	5,604

	Hotels, Restaurants & Leisure — 2.6%
74	Darden Restaurants, Inc.	3,822
386	Marriott International, Inc., Class A	16,301
48	Wynn Resorts Ltd.	6,058
70	Yum! Brands, Inc.	5,013

		31,194

	Household Durables — 1.3%
48	Jarden Corp. (a)	2,042
116	Mohawk Industries, Inc. (a)	13,147

		15,189

	Internet & Catalog Retail — 0.6%
78	Expedia, Inc.	4,658
56	TripAdvisor, Inc. (a)	2,949

		7,607

	Media — 2.1%
65	Cablevision Systems Corp., Class A	970
105	CBS Corp. (Non-Voting), Class B	4,883
130	Clear Channel Outdoor Holdings, Inc., Class A (a)	974
75	Discovery Communications, Inc., Class A (a)	5,890
175	DISH Network Corp., Class A	6,616
76	Gannett Co., Inc.	1,658
79	Madison Square Garden Co. (The), Class A (a)	4,527

		25,518

	Multiline Retail — 1.2%
118	Family Dollar Stores, Inc.	6,980
175	Kohl’s Corp.	8,094

		15,074

	Specialty Retail — 8.5%
22	AutoZone, Inc. (a)	8,773
119	Bed Bath & Beyond, Inc. (a)	7,639
201	Gap, Inc. (The)	7,126
163	GNC Holdings, Inc., Class A	6,418
128	O’Reilly Automotive, Inc. (a)	13,157
148	PetSmart, Inc.	9,214
92	Ross Stores, Inc.	5,559
147	Sally Beauty Holdings, Inc. (a)	4,322
56	Tiffany & Co.	3,909
132	TJX Cos., Inc.	6,190
82	Tractor Supply Co.	8,497
184	Urban Outfitters, Inc. (a)	7,120
278	Williams-Sonoma, Inc.	14,312

		102,236

	Textiles, Apparel & Luxury Goods — 2.5%
94	Lululemon Athletica, Inc., (Canada) (a)	5,886
167	Michael Kors Holdings Ltd., (Hong Kong) (a)	9,461
48	PVH Corp.	5,081
92	Under Armour, Inc., Class A (a)	4,721
27	V.F. Corp.	4,556

		29,705

	Total Consumer Discretionary	246,322

Consumer Staples — 2.6%
	Beverages — 1.2%
102	Beam, Inc.	6,464
44	Brown-Forman Corp., Class B	3,118
108	Dr. Pepper Snapple Group, Inc.	5,048

		14,630

	Food Products — 1.0%
66	Hershey Co. (The)	5,787
19	JM Smucker Co. (The)	1,915
229	WhiteWave Foods Co., Class A (a)	3,907

		11,609

	Household Products — 0.4%
56	Energizer Holdings, Inc.	5,589

	Total Consumer Staples	31,828

Energy — 6.0%
	Energy Equipment & Services — 1.0%
86	Cameron International Corp. (a)	5,591
97	Oceaneering International, Inc.	6,468

		12,059

	Oil, Gas & Consumable Fuels — 5.0%
73	Cabot Oil & Gas Corp.	4,902
91	Concho Resources, Inc. (a)	8,905
93	Devon Energy Corp.	5,237
165	Energen Corp.	8,601
80	EQT Corp.	5,396
91	Marathon Petroleum Corp.	8,154
71	PBF Energy, Inc.	2,624
146	QEP Resources, Inc.	4,643

JPMorgan Mid Cap Equity Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2013 (Unaudited) (continued)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE ($)
Common Stocks — Continued
	Oil, Gas & Consumable Fuels — Continued
75	Range Resources Corp.	6,038
153	Williams Cos., Inc. (The)	5,746

		60,246

	Total Energy	72,305

Financials — 17.2%
	Capital Markets — 4.7%
120	Ameriprise Financial, Inc.	8,828
26	Artisan Partners Asset Management, Inc. (a)	1,034
366	Blackstone Group LP (The)	7,243
326	Charles Schwab Corp. (The)	5,772
221	Invesco Ltd.	6,401
144	Lazard Ltd., (Bermuda), Class A	4,921
97	Northern Trust Corp.	5,265
231	T. Rowe Price Group, Inc.	17,284

		56,748

	Commercial Banks — 3.8%
63	City National Corp.	3,726
41	Cullen/Frost Bankers, Inc.	2,574
476	Fifth Third Bancorp	7,765
69	First Republic Bank	2,676
284	Huntington Bancshares, Inc.	2,099
121	M&T Bank Corp.	12,445
73	Signature Bank (a)	5,750
196	SunTrust Banks, Inc.	5,656
122	Zions Bancorp	3,039

		45,730

	Diversified Financial Services — 0.8%
179	Moody’s Corp.	9,523

	Insurance — 5.2%
15	Alleghany Corp. (a)	5,891
137	Axis Capital Holdings Ltd., (Bermuda)	5,698
60	Chubb Corp. (The)	5,295
163	Hartford Financial Services Group, Inc.	4,210
229	Loews Corp.	10,099
238	Marsh & McLennan Cos., Inc.	9,042
262	Old Republic International Corp.	3,324
116	OneBeacon Insurance Group Ltd., Class A	1,563
207	Unum Group	5,842
123	W.R. Berkley Corp.	5,461
185	XL Group plc, (Ireland)	5,602

		62,027

	Real Estate Investment Trusts (REITs) — 1.9%
264	Annaly Capital Management, Inc.	4,189
93	HCP, Inc.	4,612
121	Prologis, Inc.	4,841
87	Regency Centers Corp.	4,593
58	Vornado Realty Trust	4,817

		23,052

	Real Estate Management & Development — 0.4%
240	Brookfield Office Properties, Inc.	4,126

	Thrifts & Mortgage Finance — 0.4%
98	Capitol Federal Financial, Inc.	1,182
282	People’s United Financial, Inc.	3,784

		4,966

	Total Financials	206,172

Health Care — 10.1%
	Biotechnology — 1.9%
41	Alexion Pharmaceuticals, Inc. (a)	3,769
83	Onyx Pharmaceuticals, Inc. (a)	7,384
43	Regeneron Pharmaceuticals, Inc. (a)	7,568
86	Vertex Pharmaceuticals, Inc. (a)	4,717

		23,438

	Health Care Equipment & Supplies — 1.4%
100	CareFusion Corp. (a)	3,483
98	Sirona Dental Systems, Inc. (a)	7,203
151	Thoratec Corp. (a)	5,674

		16,360

	Health Care Providers & Services — 3.7%
114	AmerisourceBergen Corp.	5,860
243	Brookdale Senior Living, Inc. (a)	6,761
119	Cigna Corp.	7,429
41	DaVita HealthCare Partners, Inc. (a)	4,815
146	Health Net, Inc. (a)	4,173
46	Henry Schein, Inc. (a)	4,228
158	Humana, Inc.	10,936

		44,202

	Life Sciences Tools & Services — 1.7%
229	Agilent Technologies, Inc.	9,628
248	Bruker Corp. (a)	4,727
109	Illumina, Inc. (a)	5,863

		20,218

	Pharmaceuticals — 1.4%
84	Actavis, Inc. (a)	7,691

JPMorgan Mid Cap Equity Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2013 (Unaudited) (continued)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE ($)
Common Stocks — Continued
	Pharmaceuticals — Continued
125	Valeant Pharmaceuticals International, Inc., (Canada) (a)	9,408

		17,099

	Total Health Care	121,317

Industrials — 15.3%
	Aerospace & Defense — 0.3%
41	Alliant Techsystems, Inc.	2,994

	Airlines — 0.4%
313	Delta Air Lines, Inc. (a)	5,163

	Building Products — 1.0%
318	Fortune Brands Home & Security, Inc. (a)	11,891

	Commercial Services & Supplies — 1.0%
126	Republic Services, Inc.	4,167
77	Stericycle, Inc. (a)	8,224

		12,391

	Construction & Engineering — 0.6%
110	Fluor Corp.	7,303

	Electrical Equipment — 2.7%
86	Acuity Brands, Inc.	5,992
147	AMETEK, Inc.	6,381
117	Generac Holdings, Inc.	4,121
86	Regal-Beloit Corp.	6,982
102	Rockwell Automation, Inc.	8,816

		32,292

	Industrial Conglomerates — 1.3%
229	Carlisle Cos., Inc.	15,520

	Machinery — 3.1%
29	Flowserve Corp.	4,780
117	IDEX Corp.	6,270
140	Pall Corp.	9,551
145	Rexnord Corp. (a)	3,075
74	Snap-on, Inc.	6,147
70	Wabtec Corp.	7,186

		37,009

	Marine — 0.6%
93	Kirby Corp. (a)	7,173

	Professional Services — 1.0%
105	Equifax, Inc.	6,044
174	Nielsen Holdings N.V.	6,243

		12,287

	Road & Rail — 1.5%
61	Canadian Pacific Railway Ltd., (Canada)	7,972
140	J.B. Hunt Transport Services, Inc.	10,442

		18,414

	Trading Companies & Distributors — 1.8%
147	Air Lease Corp.	4,319
195	MSC Industrial Direct Co., Inc., Class A	16,718

		21,037

	Total Industrials	183,474

Information Technology — 13.6%
	Communications Equipment — 1.3%
254	Aruba Networks, Inc. (a)	6,274
53	F5 Networks, Inc. (a)	4,757
89	Palo Alto Networks, Inc. (a)	5,054

		16,085

	Electronic Equipment, Instruments & Components — 2.1%
243	Amphenol Corp., Class A	18,176
176	Arrow Electronics, Inc. (a)	7,159

		25,335

	Internet Software & Services — 1.4%
97	Akamai Technologies, Inc. (a)	3,423
37	LinkedIn Corp., Class A (a)	6,567
98	OpenTable, Inc. (a)	6,198

		16,188

	IT Services — 3.0%
70	Alliance Data Systems Corp. (a)	11,397
184	CoreLogic, Inc. (a)	4,745
157	FleetCor Technologies, Inc. (a)	12,014
169	Jack Henry & Associates, Inc.	7,789

		35,945

	Semiconductors & Semiconductor Equipment — 3.3%
186	Analog Devices, Inc.	8,628
286	Avago Technologies Ltd., (Singapore)	10,255
124	KLA-Tencor Corp.	6,561
361	Xilinx, Inc.	13,785

		39,229

	Software — 2.5%
85	Citrix Systems, Inc. (a)	6,162
111	Red Hat, Inc. (a)	5,607
71	SolarWinds, Inc. (a)	4,196
99	Splunk, Inc. (a)	3,951
152	Synopsys, Inc. (a)	5,446

JPMorgan Mid Cap Equity Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2013 (Unaudited) (continued)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE ($)
Common Stocks — Continued
	Software — Continued
79	Workday, Inc., Class A (a)	4,869

		30,231

	Total Information Technology	163,013

Materials — 6.3%
	Chemicals — 4.6%
72	Airgas, Inc.	7,179
110	Albemarle Corp.	6,871
80	PPG Industries, Inc.	10,689
107	Sherwin-Williams Co. (The)	18,098
75	Sigma-Aldrich Corp.	5,846
78	W.R. Grace & Co. (a)	6,061

		54,744

	Containers & Packaging — 1.7%
198	Ball Corp.	9,402
57	Rock Tenn Co., Class A	5,250
130	Silgan Holdings, Inc.	6,127

		20,779

	Total Materials	75,523

Telecommunication Services — 0.1%
	Wireless Telecommunication Services — 0.1%
76	Telephone & Data Systems, Inc.	1,591

Utilities — 4.6%
	Electric Utilities — 1.6%
299	NV Energy, Inc.	5,989
190	Westar Energy, Inc.	6,291
204	Xcel Energy, Inc.	6,073

		18,353

	Gas Utilities — 0.3%
38	ONEOK, Inc.	1,809
85	Questar Corp.	2,068

		3,877

	Multi-Utilities — 2.7%
261	CenterPoint Energy, Inc.	6,261
241	CMS Energy Corp.	6,736
249	NiSource, Inc.	7,304
82	Sempra Energy	6,557
130	Wisconsin Energy Corp.	5,582

		32,440

	Total Utilities	54,670

	Total Common Stocks (Cost $879,307)	1,156,215

Short-Term Investment — 3.5%
	Investment Company — 3.5%
42,575	JPMorgan Prime Money Market Fund, Institutional Class Shares, 0.050% (b) (l) (m) (Cost $42,575)	42,575

	Total Investments — 99.8% (Cost $921,882)	1,198,790
	Other Assets in Excess of Liabilities — 0.2%	2,373

	NET ASSETS — 100.0%	$1,201,163

Percentages indicated are based on net assets.

JPMorgan Mid Cap Equity Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2013 (Unaudited) (continued)

(Amounts in thousands)

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS:

(a)	—	Non-income producing security.
(b)	—	Investment in affiliate. Money market fund registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(l)	—	The rate shown is the current yield as of March 31, 2013.
(m)	—	All or a portion of this security is reserved and/or pledged with the custodian for current or potential holdings of futures, swaps, options, TBAs, when-issued securities, delayed delivery securities, reverse repurchase agreements, unfunded commitments and/or forward foreign currency exchange contracts.

As of March 31, 2013, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$279,185
Aggregate gross unrealized depreciation	(2,277)

Net unrealized appreciation/depreciation	$276,908

Federal income tax cost of investments	$921,882

The various inputs that are used in determining the fair value of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical securities

•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in the aggregate that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table represents each valuation input as presented on the Schedules of Portfolio Investments (“SOIs”) (amounts in thousands):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$1,198,790	$—	$—	$1,198,790

(a)	All portfolio holdings designated as Level 1 are disclosed individually in the SOI. Please refer to the SOI for industry specifics of portfolio holdings.

There were no transfers between Levels 1 and 2 during the period ended March 31, 2013.

JPMorgan Small Cap Core Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2013 (Unaudited)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE ($)
Common Stocks — 96.0%
Consumer Discretionary — 13.4%
	Auto Components — 1.2%
152	Cooper Tire & Rubber Co.	3,895
83	Standard Motor Products, Inc.	2,298

		6,193

	Distributors — 0.2%
4	Core-Mark Holding Co., Inc.	190
80	VOXX International Corp. (a)	860

		1,050

	Diversified Consumer Services — 0.4%
39	Bridgepoint Education, Inc. (a)	401
7	Bright Horizons Family Solutions, Inc. (a)	223
10	Capella Education Co. (a)	299
15	Carriage Services, Inc.	317
5	Coinstar, Inc. (a)	310
97	Corinthian Colleges, Inc. (a)	204
5	Mac-Gray Corp.	60

		1,814

	Hotels, Restaurants & Leisure — 2.3%
72	Ameristar Casinos, Inc.	1,878
2	Biglari Holdings, Inc. (a)	876
11	Cracker Barrel Old Country Store, Inc.	889
14	Del Frisco’s Restaurant Group, Inc. (a)	226
6	DineEquity, Inc.	413
81	Domino’s Pizza, Inc.	4,146
164	Ruth’s Hospitality Group, Inc. (a)	1,566
121	Sonic Corp. (a)	1,555

		11,549

	Household Durables — 2.0%
67	American Greetings Corp., Class A	1,071
1	CSS Industries, Inc.	13
99	Helen of Troy Ltd., (Bermuda) (a)	3,790
20	Jarden Corp. (a)	874
71	KB Home	1,548
15	Libbey, Inc. (a)	282
52	Lifetime Brands, Inc.	588
19	MDC Holdings, Inc.	711
10	NACCO Industries, Inc., Class A	544
20	TRI Pointe Homes, Inc. (a)	411

		9,832

	Leisure Equipment & Products — 0.2%
5	Arctic Cat, Inc. (a)	197
1	Johnson Outdoors, Inc., Class A (a)	34
88	LeapFrog Enterprises, Inc. (a)	749
6	Sturm Ruger & Co., Inc.	294

		1,274

	Media — 0.7%
26	Carmike Cinemas, Inc. (a)	469
111	Entercom Communications Corp., Class A (a)	826
90	Journal Communications, Inc., Class A (a)	603
137	LIN TV Corp., Class A (a)	1,506
17	Sinclair Broadcast Group, Inc., Class A	342

		3,746

	Multiline Retail — 0.9%
45	Dillard’s, Inc., Class A	3,511
104	Tuesday Morning Corp. (a)	804

		4,315

	Specialty Retail — 3.9%
111	Brown Shoe Co., Inc.	1,779
80	Cabela’s, Inc. (a)	4,850
125	Conn’s, Inc. (a)	4,470
32	Destination Maternity Corp.	740
71	Express, Inc. (a)	1,257
32	Finish Line, Inc. (The), Class A	633
259	OfficeMax, Inc.	3,008
72	Rent-A-Center, Inc.	2,663
2	Restoration Hardware Holdings, Inc. (a)	67
12	Tilly’s, Inc., Class A (a)	151

		19,618

	Textiles, Apparel & Luxury Goods — 1.6%
80	G-III Apparel Group Ltd. (a)	3,217
130	Iconix Brand Group, Inc. (a)	3,363
58	Perry Ellis International, Inc.	1,046
15	RG Barry Corp.	197

		7,823

	Total Consumer Discretionary	67,214

Consumer Staples — 3.0%
	Beverages — 0.1%
7	Coca-Cola Bottling Co. Consolidated	434

	Food & Staples Retailing — 1.0%
22	Nash Finch Co.	429
163	Rite Aid Corp. (a)	311
178	Spartan Stores, Inc.	3,129
177	SUPERVALU, Inc.	891
11	Village Super Market, Inc., Class A	367

		5,127

JPMorgan Small Cap Core Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2013 (Unaudited) (continued)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE ($)
Common Stocks — Continued
	Food Products — 1.2%
42	B&G Foods, Inc.	1,284
36	Darling International, Inc. (a)	641
19	Fresh Del Monte Produce, Inc.	523
16	John B Sanfilippo & Son, Inc.	328
94	Pilgrim’s Pride Corp. (a)	859
61	Pinnacle Foods, Inc. (a)	1,344
17	Sanderson Farms, Inc.	945

		5,924

	Personal Products — 0.7%
1	Elizabeth Arden, Inc. (a)	59
61	Prestige Brands Holdings, Inc. (a)	1,554
29	Revlon, Inc., Class A (a)	644
26	USANA Health Sciences, Inc. (a)	1,240

		3,497

	Total Consumer Staples	14,982

Energy — 5.1%
	Energy Equipment & Services — 1.8%
59	C&J Energy Services, Inc. (a)	1,346
14	Dawson Geophysical Co. (a)	408
65	Forum Energy Technologies, Inc. (a)	1,861
51	Gulfmark Offshore, Inc., Class A	1,991
65	Helix Energy Solutions Group, Inc. (a)	1,496
69	Superior Energy Services, Inc. (a)	1,786

		8,888

	Oil, Gas & Consumable Fuels — 3.3%
13	Alon USA Energy, Inc.	238
14	Bonanza Creek Energy, Inc. (a)	553
19	Cloud Peak Energy, Inc. (a)	362
36	Delek U.S. Holdings, Inc.	1,413
67	Energy XXI Bermuda Ltd., (Bermuda)	1,832
150	EPL Oil & Gas, Inc. (a)	4,011
66	EXCO Resources, Inc.	469
19	Gulfport Energy Corp. (a)	880
36	McMoRan Exploration Co. (a)	595
38	Renewable Energy Group, Inc. (a)	290
108	VAALCO Energy, Inc. (a)	816
104	W&T Offshore, Inc.	1,470
68	Warren Resources, Inc. (a)	217
72	Western Refining, Inc.	2,549
4	Westmoreland Coal Co. (a)	49
16	World Fuel Services Corp.	619

		16,363

	Total Energy	25,251

Financials — 22.3%
	Capital Markets — 0.8%
9	Artisan Partners Asset Management, Inc. (a)	335
92	BGC Partners, Inc., Class A	381
119	Cowen Group, Inc., Class A (a)	335
33	Gladstone Capital Corp.	301
96	KCAP Financial, Inc.	1,035
34	Manning & Napier, Inc.	556
21	Piper Jaffray Cos. (a)	724
8	Prospect Capital Corp.	86
22	SWS Group, Inc. (a)	135

		3,888

	Commercial Banks — 6.1%
19	Banco Latinoamericano de Comercio Exterior S.A., (Panama), Class E	465
71	BBCN Bancorp, Inc.	930
7	Bridge Bancorp, Inc.	157
78	Cardinal Financial Corp.	1,412
7	Cascade Bancorp (a)	48
42	Cathay General Bancorp	839
8	Center Bancorp, Inc.	98
24	Citizens & Northern Corp.	470
38	Citizens Republic Bancorp, Inc. (a)	852
20	City Holding Co.	804
28	Community Bank System, Inc.	830
8	Community Trust Bancorp, Inc.	279
7	ConnectOne Bancorp, Inc. (a)	225
20	East West Bancorp, Inc.	519
9	Fidelity Southern Corp. (a)	102
25	Financial Institutions, Inc.	507
270	First Commonwealth Financial Corp.	2,016
31	First Community Bancshares, Inc.	485
31	First Financial Bancorp	489
24	First Merchants Corp.	365
78	FNB Corp.	946
182	Hanmi Financial Corp. (a)	2,916
25	Heartland Financial USA, Inc.	619
24	Huntington Bancshares, Inc.	179
6	Iberiabank Corp.	300
14	Lakeland Bancorp, Inc.	134
11	Lakeland Financial Corp.	294
22	MainSource Financial Group, Inc.	309
20	MetroCorp Bancshares, Inc. (a)	203
14	National Bank Holdings Corp., Class A	247

JPMorgan Small Cap Core Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2013 (Unaudited) (continued)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE ($)
Common Stocks — Continued
	Commercial Banks — Continued
7	National Bankshares, Inc.	258
16	NBT Bancorp, Inc.	350
89	Oriental Financial Group, Inc.	1,379
29	PacWest Bancorp	853
51	Park Sterling Corp. (a)	289
16	Peoples Bancorp, Inc.	358
52	Pinnacle Financial Partners, Inc. (a)	1,212
15	Preferred Bank (a)	240
8	Prosperity Bancshares, Inc.	379
3	Renasant Corp.	76
9	Republic Bancorp, Inc., Class A	201
30	Sierra Bancorp	391
13	Southside Bancshares, Inc.	272
83	Southwest Bancorp, Inc. (a)	1,044
73	Susquehanna Bancshares, Inc.	906
8	SVB Financial Group (a)	582
19	Texas Capital Bancshares, Inc. (a)	777
14	WesBanco, Inc.	345
23	West Bancorporation, Inc.	255
358	Wilshire Bancorp, Inc. (a)	2,429

		30,635

	Consumer Finance — 2.6%
13	Asset Acceptance Capital Corp. (a)	85
20	Cash America International, Inc.	1,033
100	DFC Global Corp. (a)	1,664
99	Encore Capital Group, Inc. (a)	2,965
40	Nelnet, Inc., Class A	1,355
13	Portfolio Recovery Associates, Inc. (a)	1,701
50	World Acceptance Corp. (a)	4,311

		13,114

	Diversified Financial Services — 0.7%
155	PHH Corp. (a)	3,402

	Insurance — 2.6%
226	American Equity Investment Life Holding Co.	3,358
24	American Safety Insurance Holdings Ltd., (Bermuda) (a)	594
39	Aspen Insurance Holdings Ltd., (Bermuda)	1,520
289	CNO Financial Group, Inc.	3,307
14	Crawford & Co., Class B	105
9	Horace Mann Educators Corp.	192
60	Meadowbrook Insurance Group, Inc.	421
7	Montpelier Re Holdings Ltd., (Bermuda)	193
96	National Financial Partners Corp. (a)	2,149
19	Selective Insurance Group, Inc.	463
8	Stewart Information Services Corp.	201
6	Validus Holdings Ltd., (Bermuda)	242

		12,745

	Real Estate Investment Trusts (REITs) — 8.3%
5	Agree Realty Corp.	160
24	American Campus Communities, Inc.	1,075
423	Anworth Mortgage Asset Corp.	2,676
109	Ashford Hospitality Trust, Inc.	1,341
80	CapLease, Inc.	508
273	Capstead Mortgage Corp.	3,499
78	CBL & Associates Properties, Inc.	1,841
41	Chesapeake Lodging Trust	950
18	Colonial Properties Trust	409
62	Coresite Realty Corp.	2,172
156	DCT Industrial Trust, Inc.	1,152
51	DDR Corp.	887
17	EastGroup Properties, Inc.	984
126	Education Realty Trust, Inc.	1,325
228	First Industrial Realty Trust, Inc.	3,897
46	Glimcher Realty Trust	537
8	Home Properties, Inc.	520
33	LaSalle Hotel Properties	845
272	Lexington Realty Trust	3,212
21	LTC Properties, Inc.	855
8	Mission West Properties, Inc. (a) (i)	—
17	Parkway Properties, Inc.	315
115	Pennsylvania Real Estate Investment Trust	2,226
114	Potlatch Corp.	5,246
13	PS Business Parks, Inc.	1,002
87	RAIT Financial Trust	693
15	Ramco-Gershenson Properties Trust	255
108	Redwood Trust, Inc.	2,504
8	Sun Communities, Inc.	380

		41,466

	Thrifts & Mortgage Finance — 1.2%
12	BofI Holding, Inc. (a)	441
32	HomeStreet, Inc. (a)	713
15	OceanFirst Financial Corp.	222
119	Ocwen Financial Corp. (a)	4,524
35	TrustCo Bank Corp.	196

		6,096

	Total Financials	111,346

JPMorgan Small Cap Core Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2013 (Unaudited) (continued)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE ($)
Common Stocks — Continued
Health Care — 11.2%
	Biotechnology — 4.2%
232	Achillion Pharmaceuticals, Inc. (a) (m)	2,026
53	Aegerion Pharmaceuticals, Inc. (a) (m)	2,118
17	Alnylam Pharmaceuticals, Inc. (a)	422
139	Anacor Pharmaceuticals, Inc. (a)	900
196	Ariad Pharmaceuticals, Inc. (a)	3,538
37	Celldex Therapeutics, Inc. (a)	433
37	ChemoCentryx, Inc. (a)	506
46	Durata Therapeutics, Inc. (a)	411
17	Genomic Health, Inc. (a)	490
102	Halozyme Therapeutics, Inc. (a)	586
529	Idenix Pharmaceuticals, Inc. (a)	1,881
71	Incyte Corp., Ltd. (a)	1,667
52	Infinity Pharmaceuticals, Inc. (a)	2,520
65	Momenta Pharmaceuticals, Inc. (a)	867
11	Raptor Pharmaceutical Corp. (a)	64
110	Synta Pharmaceuticals Corp. (a)	949
332	Threshold Pharmaceuticals, Inc. (a)	1,529

		20,907

	Health Care Equipment & Supplies — 3.1%
16	ABIOMED, Inc. (a) (m)	308
100	Cantel Medical Corp.	2,994
106	Greatbatch, Inc. (a)	3,175
61	Invacare Corp.	790
35	MAKO Surgical Corp. (a)	388
200	Navidea Biopharmaceuticals, Inc. (a)	541
140	NuVasive, Inc. (a)	2,993
39	Orthofix International N.V., (Netherlands) (a)	1,381
25	PhotoMedex, Inc. (a)	396
229	RTI Biologics, Inc. (a)	904
20	Sirona Dental Systems, Inc. (a)	1,504

		15,374

	Health Care Providers & Services — 3.2%
3	Almost Family, Inc.	69
133	Amsurg Corp. (a)	4,469
63	Centene Corp. (a)	2,792
98	Five Star Quality Care, Inc. (a)	652
120	Gentiva Health Services, Inc. (a)	1,301
83	Molina Healthcare, Inc. (a)	2,575
24	Owens & Minor, Inc.	781
212	Select Medical Holdings Corp.	1,907
176	Skilled Healthcare Group, Inc., Class A (a)	1,157
18	Triple-S Management Corp., Class B (a)	314

		16,017

	Health Care Technology — 0.3%
95	MedAssets, Inc. (a)	1,833

	Life Sciences Tools & Services — 0.1%
45	Cambrex Corp. (a)	577

	Pharmaceuticals — 0.3%
62	Impax Laboratories, Inc. (a)	959
16	ViroPharma, Inc. (a)	395

		1,354

	Total Health Care	56,062

Industrials — 16.6%
	Aerospace & Defense — 1.8%
38	AAR Corp. (m)	690
7	Curtiss-Wright Corp.	239
30	Esterline Technologies Corp. (a)	2,233
6	GenCorp, Inc. (a)	74
40	LMI Aerospace, Inc. (a)	840
59	Sypris Solutions, Inc.	246
58	Triumph Group, Inc.	4,561

		8,883

	Air Freight & Logistics — 0.3%
21	Atlas Air Worldwide Holdings, Inc. (a)	860
20	Park-Ohio Holdings Corp. (a)	666

		1,526

	Airlines — 1.7%
88	Alaska Air Group, Inc. (a)	5,603
148	Republic Airways Holdings, Inc. (a)	1,702
73	SkyWest, Inc.	1,177

		8,482

	Building Products — 0.0% (g)
6	Gibraltar Industries, Inc. (a)	110

	Commercial Services & Supplies — 3.8%
40	Ceco Environmental Corp.	513
458	Cenveo, Inc. (a)	984
7	Courier Corp.	102
136	Deluxe Corp.	5,635
329	EnergySolutions, Inc. (a)	1,234
14	Herman Miller, Inc.	382
148	Kimball International, Inc., Class B	1,340
63	Knoll, Inc.	1,140
19	Performant Financial Corp. (a)	231

JPMorgan Small Cap Core Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2013 (Unaudited) (continued)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE ($)
Common Stocks — Continued
	Commercial Services & Supplies — Continued
126	Quad/Graphics, Inc.	3,014
156	Steelcase, Inc., Class A	2,304
7	UniFirst Corp.	606
21	United Stationers, Inc.	827
32	Viad Corp.	877

		19,189

	Construction & Engineering — 0.8%
14	Argan, Inc.	207
59	EMCOR Group, Inc.	2,484
13	Michael Baker Corp.	329
48	Tutor Perini Corp. (a)	932

		3,952

	Electrical Equipment — 1.8%
23	Acuity Brands, Inc. (m)	1,623
88	Brady Corp., Class A	2,954
38	EnerSys, Inc. (a)	1,741
32	Generac Holdings, Inc.	1,141
24	LSI Industries, Inc.	170
18	Regal-Beloit Corp.	1,427

		9,056

	Machinery — 3.8%
31	Barnes Group, Inc.	888
25	Columbus McKinnon Corp. (a)	489
74	EnPro Industries, Inc. (a)	3,761
83	Federal Signal Corp. (a)	674
38	FreightCar America, Inc.	833
21	Hyster-Yale Materials Handling, Inc.	1,176
37	Kadant, Inc. (a)	922
29	LB Foster Co., Class A	1,271
52	NN, Inc. (a)	491
6	Proto Labs, Inc. (a)	290
5	Standex International Corp.	276
51	Trimas Corp. (a)	1,653
97	Wabash National Corp. (a)	987
47	Wabtec Corp.	4,809
6	Watts Water Technologies, Inc., Class A	298

		18,818

	Professional Services — 0.7%
45	Barrett Business Services, Inc.	2,391
10	GP Strategies Corp. (a)	241
10	Kelly Services, Inc., Class A	194
5	RPX Corp. (a)	72
12	TrueBlue, Inc. (a)	251
12	VSE Corp.	305

		3,454

	Road & Rail — 0.9%
3	AMERCO	555
13	Avis Budget Group, Inc. (a)	370
51	Celadon Group, Inc.	1,064
116	Quality Distribution, Inc. (a)	976
82	Swift Transportation Co. (a)	1,156
14	Universal Truckload Services, Inc. (a)	320

		4,441

	Trading Companies & Distributors — 1.0%
44	Applied Industrial Technologies, Inc.	1,958
17	Beacon Roofing Supply, Inc. (a)	673
55	SeaCube Container Leasing Ltd.	1,265
17	United Rentals, Inc. (a)	956

		4,852

	Total Industrials	82,763

Information Technology — 14.7%
	Communications Equipment — 1.1%
127	Arris Group, Inc. (a)	2,182
77	Aviat Networks, Inc. (a)	259
33	Black Box Corp.	722
21	Comtech Telecommunications Corp.	520
99	Harmonic, Inc. (a)	571
11	Oplink Communications, Inc. (a)	187
25	PC-Tel, Inc.	177
16	Plantronics, Inc.	712

		5,330

	Computers & Peripherals — 0.4%
67	Avid Technology, Inc. (a)	418
53	Datalink Corp. (a)	638
24	Fusion-io, Inc. (a)	399
12	Silicon Graphics International Corp. (a)	161
16	Synaptics, Inc. (a)	647

		2,263

	Electronic Equipment, Instruments & Components — 1.8%
21	Audience, Inc. (a)	325
16	Benchmark Electronics, Inc. (a)	291
65	Insight Enterprises, Inc. (a)	1,344
13	Littelfuse, Inc.	902
37	Newport Corp. (a)	626
255	Sanmina Corp. (a)	2,898
64	SYNNEX Corp. (a)	2,353

JPMorgan Small Cap Core Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2013 (Unaudited) (continued)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE ($)
Common Stocks — Continued
	Electronic Equipment, Instruments & Components — Continued
34	TTM Technologies, Inc. (a)	258

		8,997

	Internet Software & Services — 1.7%
54	Active Network, Inc. (The) (a) (m)	227
16	Bazaarvoice, Inc. (a)	116
9	Demandware, Inc. (a)	230
144	Digital River, Inc. (a)	2,029
10	Marin Software, Inc. (a)	171
557	United Online, Inc.	3,360
96	WebMD Health Corp. (a)	2,335
6	Xoom Corp. (a)	137

		8,605

	IT Services — 2.6%
30	CACI International, Inc., Class A (a)	1,742
137	CSG Systems International, Inc. (a)	2,901
8	Gartner, Inc. (a)	446
37	Global Cash Access Holdings, Inc. (a)	257
48	Hackett Group, Inc. (The)	221
93	Lionbridge Technologies, Inc. (a)	361
11	ManTech International Corp., Class A	296
10	MAXIMUS, Inc.	832
19	TeleTech Holdings, Inc. (a)	401
175	Unisys Corp. (a)	3,970
27	Vantiv, Inc., Class A (a)	643
37	VeriFone Systems, Inc. (a)	765

		12,835

	Semiconductors & Semiconductor Equipment — 3.7%
18	Alpha & Omega Semiconductor Ltd. (a)	160
130	Amkor Technology, Inc. (a)	520
36	Brooks Automation, Inc.	365
118	Cirrus Logic, Inc. (a)	2,685
112	Entegris, Inc. (a)	1,105
23	Entropic Communications, Inc. (a)	95
110	First Solar, Inc. (a)	2,960
350	GT Advanced Technologies, Inc. (a)	1,152
80	Integrated Silicon Solution, Inc. (a)	730
47	Intermolecular, Inc. (a)	477
65	Lattice Semiconductor Corp. (a)	352
9	M/A-COM Technology Solutions Holdings, Inc. (a)	151
12	Micrel, Inc.	126
66	Nanometrics, Inc. (a)	957
80	Peregrine Semiconductor Corp. (a)	782
58	Pericom Semiconductor Corp. (a)	397
37	Photronics, Inc. (a)	245
147	PMC-Sierra, Inc. (a)	999
133	Skyworks Solutions, Inc. (a)	2,934
54	Spansion, Inc., Class A (a)	696
67	Ultra Clean Holdings (a)	433

		18,321

	Software — 3.4%
74	Actuate Corp. (a) (m)	443
133	Aspen Technology, Inc. (a)	4,282
147	AVG Technologies N.V., (Netherlands) (a)	2,045
16	Envivio, Inc. (a)	27
8	Guidewire Software, Inc. (a)	288
4	Imperva, Inc. (a)	143
19	Infoblox, Inc. (a)	404
9	Manhattan Associates, Inc. (a)	698
26	Model N, Inc. (a)	515
18	Monotype Imaging Holdings, Inc.	432
24	Pegasystems, Inc.	676
29	Progress Software Corp. (a)	670
47	PTC, Inc. (a)	1,203
8	Rovi Corp. (a)	176
7	Silver Spring Networks, Inc. (a)	114
266	Take-Two Interactive Software, Inc. (a)	4,289
56	Telenav, Inc. (a)	358
23	TIBCO Software, Inc. (a)	469
2	Websense, Inc. (a)	31

		17,263

	Total Information Technology	73,614

Materials — 5.9%
	Chemicals — 2.3%
16	A Schulman, Inc.	518
68	Axiall Corp.	4,214
5	FutureFuel Corp.	58
29	H.B. Fuller Co.	1,126
6	Innospec, Inc.	270
41	Koppers Holdings, Inc.	1,799
48	Minerals Technologies, Inc.	1,988
74	OMNOVA Solutions, Inc. (a)	570
36	PolyOne Corp.	867

		11,410

JPMorgan Small Cap Core Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2013 (Unaudited) (continued)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE ($)
Common Stocks — Continued
	Construction Materials — 0.4%
194	Headwaters, Inc. (a)	2,111

	Containers & Packaging — 1.3%
9	AEP Industries, Inc. (a) (m)	646
26	Boise, Inc.	223
254	Graphic Packaging Holding Co. (a)	1,905
38	Rock Tenn Co., Class A	3,480

		6,254

	Metals & Mining — 1.1%
98	Coeur d’Alene Mines Corp. (a)	1,846
72	Revett Minerals, Inc. (a)	163
50	U.S. Silica Holdings, Inc.	1,172
80	Worthington Industries, Inc.	2,491

		5,672

	Paper & Forest Products — 0.8%
23	Boise Cascade Co. (a)	770
71	Buckeye Technologies, Inc.	2,121
59	Resolute Forest Products, (Canada) (a)	955

		3,846

	Total Materials	29,293

Telecommunication Services — 0.8%
	Diversified Telecommunication Services — 0.8%
32	Atlantic Tele-Network, Inc.	1,528
33	Consolidated Communications Holdings, Inc.	585
3	IDT Corp., Class B	31
128	Premiere Global Services, Inc. (a)	1,408
192	Vonage Holdings Corp. (a)	554

	Total Telecommunication Services	4,106

Utilities — 3.0%
	Electric Utilities — 2.2%
60	El Paso Electric Co.	2,033
21	Empire District Electric Co. (The)	475
35	IDACORP, Inc.	1,689
12	MGE Energy, Inc.	671
160	Portland General Electric Co.	4,847
15	UNS Energy Corp.	724
12	Westar Energy, Inc.	395

		10,834

	Gas Utilities — 0.8%
2	AGL Resources, Inc. (m)	104
6	Chesapeake Utilities Corp.	285
20	Laclede Group, Inc. (The)	871
30	New Jersey Resources Corp.	1,323
9	Northwest Natural Gas Co.	403
17	Southwest Gas Corp.	797
11	WGL Holdings, Inc.	472

		4,255

	Water Utilities — 0.0% (g)
6	Artesian Resources Corp., Class A	130

	Total Utilities	15,219

	Total Common Stocks
	(Cost $338,974)	479,850

PRINCIPAL AMOUNT($)
U.S. Treasury Obligation — 0.2%
1,025	U.S. Treasury Note, 0.250%, 11/30/13 (k)
	(Cost $1,026)	1,026

SHARES
Short-Term Investment — 3.4%
	Investment Company — 3.4%
16,759	JPMorgan Prime Money Market Fund, Institutional Class Shares, 0.050% (b) (l) (m) (Cost $16,759)	16,759

	Total Investments — 99.6% (Cost $356,759)	497,635
	Other Assets in Excess of Liabilities — 0.4%	2,225

	NET ASSETS — 100.0%	$499,860

Percentages indicated are based on net assets.

JPMorgan Small Cap Core Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2013 (Unaudited) (continued)

(Amounts in thousands, except number of contracts)

Futures Contracts

NUMBER OF CONTRACTS	DESCRIPTION	EXPIRATION DATE	NOTIONAL VALUE AT 03/31/13	NET UNREALIZED APPRECIATION (DEPRECIATION)
	Long Futures Outstanding
201	E-mini Russell 2000	06/21/13	$19,073	$382

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS:

(a)	—	Non-income producing security.
(b)	—	Investment in affiliate. Money market fund registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(g)	—	Amount rounds to less than 0.1%.
(i)	—	Security has been deemed illiquid pursuant to procedures approved by the Board of Trustees and may be difficult to sell.
(k)	—	All or a portion of this security is deposited with the broker as collateral for futures or with brokers as initial margin for futures contracts.
(l)	—	The rate shown is the current yield as of March 31, 2013.
(m)	—	All or a portion of this security is reserved and/or pledged with the custodian for current or potential holdings of futures, swaps, options, TBAs, when-issued securities, delayed delivery securities, reverse repurchase agreements, unfunded commitments and/or forward foreign currency exchange contracts.

As of March 31, 2013, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$155,406
Aggregate gross unrealized depreciation	(14,530)

Net unrealized appreciation/depreciation	$140,876

Federal income tax cost of investments	$356,759

JPMorgan Small Cap Core Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2013 (Unaudited) (continued)

(Amounts in thousands)

A. Valuation of Investments — Equity securities listed on a North American, Central American, South American or Caribbean securities exchange shall generally be valued at the last sale price on the exchange on which the security is principally traded that is reported before the time when the net assets of the Fund are valued. The value of securities listed on The NASDAQ Stock Market LLC shall generally be the NASDAQ Official Closing Price. Fixed income securities (other than certain short-term investments maturing in less than 61 days) are valued each day based on prices received from independent or affiliated pricing services approved by the Board of Trustees or third party broker-dealers. The broker-dealers or pricing services use multiple valuation techniques to determine fair value. In instances where sufficient market activity exists, the broker-dealers or pricing services may utilize a market-based approach through which quotes from market makers are used to determine fair value. In instances where sufficient market activity may not exist or is limited, the broker-dealers or pricing services also utilize proprietary valuation models which may consider market transactions in comparable securities and the various relationships between securities in determining fair value and/or market characteristics such as benchmark yield curves, option-adjusted spreads, credit spreads, estimated default rates, coupon-rates, anticipated timing of principal repayments, underlying collateral, and other unique security features in order to estimate the relevant cash flows, which are then discounted to calculate the fair values. Generally, short-term investments of sufficient credit quality maturing in less than 61 days are valued at amortized cost, which approximates fair value.

Certain investments of the Fund may, depending upon market conditions, trade in relatively thin markets and/or in markets that experience significant volatility. As a result of these conditions, the prices used by the Fund to value securities may differ from the value that would be realized if these securities were sold, and the differences could be material. Futures and options are generally valued on the basis of available market quotations. Swaps and other derivatives are valued daily, primarily using independent or affiliated pricing services approved by the Board of Trustees. If valuations are not available from such services or values received are deemed not representative of fair value, values will be obtained from a third party broker-dealer or counterparty. Investments in other open-end investment companies are valued at each investment company’s net asset value per share (“NAV”) as of the report date.

Securities or other assets for which market quotations are not readily available or for which market quotations do not represent the fair value of the security or asset at the time of pricing (including certain illiquid securities) are fair valued in accordance with procedures established by and under the supervision and responsibility of the Board of Trustees. The Board of Trustees has established an Audit and Valuation Committee to assist with the oversight of the valuation of the Fund’s securities. JPMorgan Funds Management, Inc. (the “Administrator”, or “JPMFM”), an indirect, wholly-owned subsidiary of JPMorgan Chase & Co. (“JPMorgan”), has established a Valuation Committee (“VC”) that is comprised of senior representatives from JPMFM, J.P. Morgan Investment Management Inc. (“JPMIM” or the “Advisor”), a wholly-owned subsidiary of JPMorgan Asset Management Holdings Inc. (“JPMAM”), which is a wholly-owned subsidiary of JPMorgan, JPMAM’s Legal and Compliance, JPMAM’s Risk Management and the Fund’s Chief Compliance Officer. The VC’s responsibilities include making determinations regarding Level 3 fair value measurements (“Fair Values”) and/or providing recommendations for approval to the Board of Trustees’ Audit and Valuation Committee, in accordance with the Fund’s valuation policies.

The VC or Board of Trustees, as applicable, primarily employ a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. The VC or Board of Trustees may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. It is possible that the estimated values may differ significantly from the values that would have been used had a ready market for the investments existed, and such differences could be material. JPMFM and JPMIM are responsible for monitoring developments that may impact Fair Values and for discussing and assessing Fair Values on an ongoing, and at least a quarterly, basis with the VC and Board of Trustees, as applicable. The appropriateness of Fair Values is assessed based on results of unchanged price review and consideration of macro or security specific events, back testing and broker and vendor due diligence.

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer related events after the report date and prior to issuance of the report, are not reflected herein.

The various inputs that are used in determining the fair value of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical securities

•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in the aggregate that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

JPMorgan Small Cap Core Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2013 (Unaudited) (continued)

(Amounts in thousands, except number of contracts)

The following table represents each valuation input as presented on the Schedule of Portfolio Investments (“SOI”) (amounts in thousands):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs		Total
Investments in Securities
Common Stocks
Consumer Discretionary	$67,214	$—	$—		$67,214
Consumer Staples	14,982	—	—		14,982
Energy	25,251	—	—		25,251
Financials	111,346	—	—	(a)	111,346
Health Care	56,062	—	—		56,062
Industrials	82,763	—	—		82,763
Information Technology	73,614	—	—		73,614
Materials	29,293	—	—		29,293
Telecommunication Services	4,106	—	—		4,106
Utilities	15,219	—	—		15,219

Total Common Stocks	479,850	—	—	(a)	479,850

Debt Securities
U.S. Treasury Obligation	—	1,026	—		1,026
Short-Term Investment
Investment Company	16,759	—	—		16,759

Total Investments in Securities	$496,609	$1,026	$—	(a)	$497,635

Appreciation in Other Financial
Instruments
Futures Contracts	$382	$—	$—		$382

(a)	Value is zero.

There were no transfers between Levels 1 and 2 during the period ended March 31, 2013.

JPMorgan Small Cap Equity Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2013 (Unaudited)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE ($)
Common Stocks — 95.7%
Consumer Discretionary — 20.4%
	Auto Components — 1.7%
1,410	Allison Transmission Holdings, Inc.	33,845
396	Drew Industries, Inc.	14,383

		48,228

	Distributors — 1.2%
674	Pool Corp.	32,362

	Hotels, Restaurants & Leisure — 7.3%
1,359	Brinker International, Inc.	51,164
407	Cracker Barrel Old Country Store, Inc.	32,885
725	Monarch Casino & Resort, Inc. (a)	7,050
662	Papa John’s International, Inc. (a)	40,903
995	Penn National Gaming, Inc. (a)	54,151
1,043	SHFL Entertainment, Inc. (a)	17,282

		203,435

	Household Durables — 2.5%
1,607	Jarden Corp. (a)	68,848

	Leisure Equipment & Products — 0.7%
522	Brunswick Corp.	17,869

	Media — 2.3%
1,337	Cinemark Holdings, Inc.	39,360
345	Morningstar, Inc.	24,105

		63,465

	Specialty Retail — 2.5%
2,565	American Eagle Outfitters, Inc.	47,968
1,254	Chico’s FAS, Inc.	21,065

		69,033

	Textiles, Apparel & Luxury Goods — 2.2%
602	Deckers Outdoor Corp. (a)	33,512
757	Iconix Brand Group, Inc. (a)	19,576
1,414	Quiksilver, Inc. (a)	8,585

		61,673

	Total Consumer Discretionary	564,913

Consumer Staples — 1.3%
	Food Products — 1.3%
462	J&J Snack Foods Corp.	35,486

Energy — 7.5%
	Energy Equipment & Services — 3.5%
2,565	Patterson-UTI Energy, Inc.	61,143
720	Tidewater, Inc.	36,367

		97,510

	Oil, Gas & Consumable Fuels — 4.0%
708	Approach Resources, Inc. (a)	17,434
838	Cimarex Energy Co.	63,200
2,655	Resolute Energy Corp. (a)	30,564

		111,198

	Total Energy	208,708

Financials — 24.1%
	Capital Markets — 4.2%
958	Calamos Asset Management, Inc., Class A	11,280
44	Diamond Hill Investment Group, Inc.	3,431
447	Greenhill & Co., Inc.	23,838
2,475	HFF, Inc., Class A	49,318
2,823	Janus Capital Group, Inc.	26,536
401	JMP Group, Inc.	2,773

		117,176

	Commercial Banks — 8.3%
4,146	Associated Banc-Corp.	62,979
1,513	First Financial Bancorp	24,285
111	First of Long Island Corp. (The)	3,299
790	First Republic Bank	30,497
1,025	Glacier Bancorp, Inc.	19,457
400	Iberiabank Corp.	20,013
3,103	Umpqua Holdings Corp.	41,145
1,973	Western Alliance Bancorp (a)	27,301

		228,976

	Insurance — 2.7%
541	eHealth, Inc. (a)	9,673
1,391	ProAssurance Corp.	65,856

		75,529

	Real Estate Investment Trusts (REITs) — 6.8%
809	EastGroup Properties, Inc.	47,109
670	Mid-America Apartment Communities, Inc.	46,299
1,323	National Retail Properties, Inc.	47,845
2,118	RLJ Lodging Trust	48,217

		189,470

	Real Estate Management & Development — 2.1%
618	FirstService Corp., (Canada) (a)	20,528
311	Realogy Holdings Corp. (a)	15,190
390	Zillow, Inc., Class A (a)	21,335

		57,053

	Total Financials	668,204

Health Care — 3.6%
	Health Care Equipment & Supplies — 0.9%
284	IDEXX Laboratories, Inc. (a)	26,193

JPMorgan Small Cap Equity Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2013 (Unaudited) (continued)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE ($)
Common Stocks — Continued
	Health Care Providers & Services — 1.9%
239	MWI Veterinary Supply, Inc. (a)	31,645
346	WellCare Health Plans, Inc. (a)	20,034

		51,679

	Health Care Technology — 0.8%
1,182	Omnicell, Inc. (a)	22,323

	Total Health Care	100,195

Industrials — 16.5%
	Aerospace & Defense — 1.3%
235	TransDigm Group, Inc.	36,003

	Air Freight & Logistics — 0.8%
562	Forward Air Corp.	20,968

	Commercial Services & Supplies — 6.0%
1,634	ACCO Brands Corp. (a)	10,914
1,876	Herman Miller, Inc.	51,898
1,333	KAR Auction Services, Inc.	26,707
2,126	Waste Connections, Inc.	76,500

		166,019

	Construction & Engineering — 0.9%
1,766	Comfort Systems USA, Inc.	24,885

	Electrical Equipment — 1.1%
383	Regal-Beloit Corp.	31,202

	Machinery — 5.3%
655	Altra Holdings, Inc.	17,826
1,378	Douglas Dynamics, Inc.	19,039
746	RBC Bearings, Inc. (a)	37,725
1,797	Rexnord Corp. (a)	38,160
774	Toro Co. (The)	35,612

		148,362

	Road & Rail — 1.1%
1,856	Knight Transportation, Inc.	29,874

	Total Industrials	457,313

Information Technology — 9.7%
	Electronic Equipment, Instruments & Components — 2.0%
779	Anixter International, Inc.	54,477

	Internet Software & Services — 1.5%
1,911	Dice Holdings, Inc. (a)	19,357
356	SciQuest, Inc. (a)	8,555
413	Trulia, Inc. (a)	12,969

		40,881

	Semiconductors & Semiconductor Equipment — 0.5%
1,024	Freescale Semiconductor Ltd. (a)	15,252

	Software — 5.7%
379	Imperva, Inc. (a)	14,589
908	MICROS Systems, Inc. (a)	41,318
1,140	Monotype Imaging Holdings, Inc.	27,079
206	NetSuite, Inc. (a)	16,461
661	Rovi Corp. (a)	14,147
233	SolarWinds, Inc. (a)	13,753
363	Solera Holdings, Inc.	21,148
254	Splunk, Inc. (a)	10,174

		158,669

	Total Information Technology	269,279

Materials — 9.8%
	Chemicals — 2.1%
334	Airgas, Inc.	33,125
565	Scotts Miracle-Gro Co. (The), Class A	24,423

		57,548

	Containers & Packaging — 6.8%
887	Aptargroup, Inc.	50,859
1,208	Crown Holdings, Inc. (a)	50,281
1,818	Silgan Holdings, Inc.	85,907

		187,047

	Metals & Mining — 0.9%
327	Compass Minerals International, Inc.	25,778

	Total Materials	270,373

Utilities — 2.8%
	Gas Utilities — 1.1%
709	Northwest Natural Gas Co.	31,084

	Multi-Utilities — 1.7%
1,189	NorthWestern Corp.	47,385

	Total Utilities	78,469

	Total Common Stocks (Cost $1,746,855)	2,652,940

JPMorgan Small Cap Equity Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2013 (Unaudited) (continued)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE ($)
Short-Term Investment — 4.2%
	Investment Company — 4.2%
116,899	JPMorgan Prime Money Market Fund, Institutional Class Shares, 0.050% (b) (l) (m) (Cost $116,899)	116,899

	Total Investments — 99.9% (Cost $1,863,754)	2,769,839
	Other Assets in Excess of Liabilities — 0.1%	2,573

	NET ASSETS — 100.0%	$2,772,412

Percentages indicated are based on net assets.

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS:

(a)	—	Non-income producing security.
(b)	—	Investment in affiliate. Money market fund registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(l)	—	The rate shown is the current yield as of March 31, 2013.
(m)	—	All or a portion of this security is reserved and/or pledged with the custodian for current or potential holdings of futures, swaps, options, TBAs, when-issued securities, delayed delivery securities, reverse repurchase agreements, unfunded commitments and/or forward foreign currency exchange contracts.

As of March 31, 2013, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$928,282
Aggregate gross unrealized depreciation	(22,197)

Net unrealized appreciation/depreciation	$906,085

Federal income tax cost of investments	$1,863,754

JPMorgan Small Cap Equity Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2013 (Unaudited)

(Amounts in thousands)

The various inputs that are used in determining the fair value of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical securities

•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in the aggregate that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table represents each valuation input as presented on the Schedule of Portfolio Investments (“SOI”) (amounts in thousands):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$2,769,839	$—	$—	$2,769,839

(a)	All portfolio holdings designated as Level 1 are disclosed individually in the SOI. Please refer to the SOI for industry specifics of portfolio holdings.

There were no transfers between Levels 1 and 2 during the period ended March 31, 2013.

JPMorgan SmartAllocation Equity Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2013 (Unaudited)

SHARES	SECURITY DESCRIPTION	VALUE ($)
Investment Companies — 98.0%
	Alternative Assets — 5.8%
2,134	JPMorgan International Realty Fund, Class R5 Shares (b)	22,278
3,663	JPMorgan Realty Income Fund, Class R5 Shares (b)	44,800

	Total Alternative Assets	67,078

	International Equity — 33.4%
2,136	iShares MSCI EAFE Index Fund	125,981
1,614	iShares MSCI Emerging Markets Index Fund	69,047
2,407	JPMorgan Emerging Economies Fund, Class R5 Shares (b)	33,197
1,452	JPMorgan Emerging Markets Equity Fund, Institutional Class Shares (b)	34,626
3,270	JPMorgan International Equity Fund, Class R6 Shares (b)	48,035
3,569	JPMorgan International Opportunities Fund, Class R6 Shares (b)	48,684
1,460	JPMorgan Intrepid International Fund, Institutional Class Shares (b)	25,773

	Total International Equity	385,343

	Money Market — 0.2%
1,790	JPMorgan Prime Money Market Fund, Institutional Class Shares, 0.050% (b) (l) (m)	1,790

	U.S. Equity — 58.6%
295	iShares Russell 2000 Index Fund	27,807
326	iShares Russell Midcap Index Fund	41,497
6,106	JPMorgan Growth Advantage Fund, Class R5 Shares (b)	68,204
2,262	JPMorgan Intrepid America Fund, Class R5 Shares (b)	65,691
817	JPMorgan Mid Cap Core Fund, Class R6 Shares (b)	16,446
7,620	JPMorgan U.S. Equity Fund, Class R6 Shares (b)	94,566
1,297	JPMorgan U.S. Small Company Fund, Class R6 Shares (b)	16,661
2,866	JPMorgan Value Advantage Fund, Institutional Class Shares (b)	68,316
3,858	Vanguard S&P 500 ETF	276,387

	Total U.S. Equity	675,575

	Total Investments — 98.0% (Cost $1,012,092)	1,129,786
	Other Assets in Excess of Liabilities — 2.0%	23,267

	NET ASSETS — 100.0%	$1,153,053

Percentages indicated are based on net assets.

JPMorgan SmartAllocation Equity Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2013 (Unaudited) (continued)

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS:

EAFE	—	Europe, Australasia, and Far East
ETF	—	Exchange Traded Fund
MSCI	—	Morgan Stanley Capital Index
(b)	—	Investment in affiliate. Money market fund registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(l)	—	The rate shown is the current yield as of March 31, 2013.
(m)	—	All or a portion of this security is reserved and/or pledged with the custodian for current or potential holdings of futures, swaps, options, TBAs, when-issued securities, delayed delivery securities, reverse repurchase agreements, unfunded commitments and/or forward foreign currency exchange contracts.

Detailed information about investment portfolios of the underlying funds can be found in shareholder reports filed with the Securities and Exchange Commission (SEC) semi-annually on Form N-CSR and in certified portfolio holdings filed quarterly on Form N-Q, and are available for download from both the SEC‘s as well as the Funds’ website.

As of March 31, 2013, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$120,175
Aggregate gross unrealized depreciation	(2,481)

Net unrealized appreciation/depreciation	$117,694

Federal income tax cost of investments	$1,012,092

The various inputs that are used in determining the fair value of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical securities

•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in the aggregate that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table represents each valuation input as presented on the Schedule of Portfolio Investments (“SOI”):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$1,129,786	$—	$—	$1,129,786

(a)	All portfolio holdings designated as Level 1 are disclosed individually in the SOI. Please refer to the SOI for the asset class specifics of portfolio holdings.

There were no transfers between Levels 1 and 2 for the period ended March 31, 2013.

JPMorgan SmartRetirement 2010 Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2013 (Unaudited)

SHARES	SECURITY DESCRIPTION	VALUE($)
Investment Companies — 99.4%
	Alternative Assets — 4.0%
438,536	JPMorgan Commodities Strategy Fund, Class R6 Shares (a) (b)	6,407,010
492,996	JPMorgan International Realty Fund, Class R5 Shares (b)	5,146,878
568,426	JPMorgan Realty Income Fund, Class R5 Shares (b)	6,951,846

	Total Alternative Assets	18,505,734

	Fixed Income — 54.8%
10,541,533	JPMorgan Core Bond Fund, Class R6 Shares (b)	126,603,817
1,740,443	JPMorgan Corporate Bond Fund, Class R6 Shares (b)	17,300,000
1,562,437	JPMorgan Emerging Markets Debt Fund, Class R6 Shares (b)	13,983,809
593,140	JPMorgan Emerging Markets Local Currency Debt Fund, Class R6 Shares (b)	6,121,202
5,228,618	JPMorgan High Yield Fund, Class R6 Shares (b)	43,083,814
2,740,065	JPMorgan Inflation Managed Bond Fund, Class R6 Shares (b)	29,674,905
1,353,613	JPMorgan Real Return Fund, Institutional Class Shares (b)	14,632,553

	Total Fixed Income	251,400,100

	International Equity — 10.9%
395,140	JPMorgan Emerging Economies Fund, Class R5 Shares (b)	5,448,975
264,833	JPMorgan Emerging Markets Equity Fund, Institutional Class Shares (b)	6,316,262
861,172	JPMorgan International Equity Fund, Class R6 Shares (b)	12,650,612
928,160	JPMorgan International Opportunities Fund, Class R6 Shares (b)	12,660,098
352,300	JPMorgan Intrepid International Fund, Institutional Class Shares (b)	6,218,101
136,465	SPDR S&P Global Natural Resources ETF	6,860,096

	Total International Equity	50,154,144

	Money Market — 10.2%
46,639,756	JPMorgan Prime Money Market Fund, Institutional Class Shares, 0.050% (b) (l) (m)	46,639,756

	U.S. Equity — 19.5%
2,002,595	JPMorgan Disciplined Equity Fund, Class R6 Shares (b)	39,451,121
1,062,550	JPMorgan Growth Advantage Fund, Class R5 Shares (b)	11,868,686
307,809	JPMorgan Intrepid America Fund, Class R5 Shares (b)	8,938,786
320,823	JPMorgan Mid Cap Core Fund, Class R6 Shares (b)	6,458,163
36,715	JPMorgan Small Cap Equity Fund, Class R5 Shares (b)	1,606,281
107,482	JPMorgan Small Cap Growth Fund, Class R6 Shares (b)	1,408,014
105,747	JPMorgan Small Cap Value Fund, Class R6 Shares (b)	2,552,744
399,394	JPMorgan U.S. Equity Fund, Class R6 Shares (b)	4,956,481
499,501	JPMorgan Value Advantage Fund, Institutional Class Shares (b)	11,908,101

	Total U.S. Equity	89,148,377

	Total Investment Companies (Cost $407,111,155)	455,848,111

PRINCIPAL AMOUNT($)
U.S. Treasury Obligation — 0.6%
2,680,000	U.S. Treasury Note, 0.250%, 01/31/14 (k) (Cost $2,681,731)	2,682,197

	Total Investments — 100.0% (Cost $409,792,886)	458,530,308
	Liabilities in Excess of Other Assets — 0.0% (g)	(171,800)

	NET ASSETS — 100.0%	$458,358,508

Percentages indicated are based on net assets.

JPMorgan SmartRetirement 2010 Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2013 (Unaudited) (continued)

Futures Contracts

NUMBER OF CONTRACTS	DESCRIPTION	EXPIRATION DATE	NOTIONAL VALUE AT 03/31/13	NET UNREALIZED APPRECIATION (DEPRECIATION)
	Long Futures Outstanding
56	Amsterdam Exchanges Index	04/19/13	$4,987,524	$(46,114)
8	Hang Seng Index	04/29/13	1,149,932	7,203
41	TOPIX Index	06/13/13	4,531,843	207,244
31	10 Year Australian Government Bond	06/17/13	3,924,755	50,019
15	S&P/Toronto 60 Index	06/20/13	2,152,582	(21,176)
20	DAX Index	06/21/13	4,999,535	(105,748)
257	Dow Jones Euro STOXX 50 Index	06/21/13	8,413,781	(261,198)
3	E-mini Russell 2000	06/21/13	284,670	7,329
32	E-mini S&P 500	06/21/13	2,500,320	39,036
10	5 Year U.S. Treasury Note	06/28/13	1,240,547	(724)

	Short Futures Outstanding
(77)	CAC 40 10 Euro	04/19/13	(3,683,575)	88,792
(179)	OMXS30 Index	04/19/13	(3,268,754)	(30,601)
(107)	10 Year U.S. Treasury Note	06/19/13	(14,122,328)	(88,477)
(62)	FTSE 100 Index	06/21/13	(5,983,017)	51,012

				$(103,403)

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS:

ETF	—	Exchange Traded Fund
SPDR	—	Standard & Poor’s Depositary Receipts

(a)	—	Non-income producing security.
(b)	—	Investment in affiliate. Fund is registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(g)	—	Amount rounds to less than 0.1%.
(k)	—	All or portion of this security is deposited with the broker as collateral for futures or with brokers as initial margin for futures contracts.
(l)	—	The rate shown is the current yield as of March 31, 2013.
(m)	—

All or a portion of this security is reserved and/or pledged with the custodian for current or potential holdings of futures, swaps, options, TBAs, when-issued securities, delayed delivery securities, reverse repurchase agreements, unfunded commitments and/or forward foreign currency exchange contracts.

Detailed information about investment portfolios of the underlying funds can be found in shareholder reports filed with the Securities and Exchange Commission (SEC) semi-annually on Form N-CSR and in certified portfolio holdings filed quarterly on Form N-Q, and are available for download from both the SEC’s as well as the Funds’ website.

JPMorgan SmartRetirement 2010 Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2013 (Unaudited) (continued)

As of March 31, 2013, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$49,079,637
Aggregate gross unrealized depreciation	(342,215)

Net unrealized appreciation/depreciation	$48,737,422

Federal income tax cost of investments	$409,792,886

The various inputs that are used in determining the fair value of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical securities

•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in the aggregate that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table represents each valuation input as presented on the Schedule of Portfolio Investments (“SOI”):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$455,848,111	$2,682,197	$—	$458,530,308
Appreciation in Other Financial Instruments
Futures Contracts	$450,635	$—	$—	$450,635

Depreciation in Other Financial Instruments
Futures Contracts	$(554,038)	$—	$—	$(554,038)

(a)	All portfolio holdings designated as Level 1 and Level 2 are disclosed individually in the SOI. Level 2 consists of a U.S. Treasury Note that is held for futures collateral. Please refer to the SOI for the asset class specifics of portfolio holdings.

There were no transfers between Levels 1 and 2 during the period ended March 31, 2013.

JPMorgan SmartRetirement 2015 Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2013 (Unaudited)

SHARES	SECURITY DESCRIPTION	VALUE($)
Investment Companies — 99.2%
	Alternative Assets — 4.2%
690,608	JPMorgan Commodities Strategy Fund, Class R6 Shares (a) (b) (m)	10,089,779
1,432,629	JPMorgan International Realty Fund, Class R5 Shares (b)	14,956,645
2,070,712	JPMorgan Realty Income Fund, Class R5 Shares (b)	25,324,811

	Total Alternative Assets	50,371,235

	Fixed Income — 51.7%
28,556,183	JPMorgan Core Bond Fund, Class R6 Shares (b)	342,959,764
4,728,370	JPMorgan Corporate Bond Fund, Class R6 Shares (b) (m)	47,000,000
3,870,219	JPMorgan Emerging Markets Debt Fund, Class R6 Shares (b)	34,638,457
1,426,642	JPMorgan Emerging Markets Local Currency Debt Fund, Class R6 Shares (b) (m)	14,722,943
12,503,978	JPMorgan High Yield Fund, Class R6 Shares (b)	103,032,781
4,704,147	JPMorgan Inflation Managed Bond Fund, Class R6 Shares (b)	50,945,910
2,328,913	JPMorgan Real Return Fund, Institutional Class Shares (b)	25,175,549

	Total Fixed Income	618,475,404

	International Equity — 14.4%
1,778,076	JPMorgan Emerging Economies Fund, Class R5 Shares (b)	24,519,667
1,207,064	JPMorgan Emerging Markets Equity Fund, Institutional Class Shares (b)	28,788,482
2,862,700	JPMorgan International Equity Fund, Class R6 Shares (b)	42,053,068
3,237,865	JPMorgan International Opportunities Fund, Class R6 Shares (b)	44,164,475
1,315,785	JPMorgan Intrepid International Fund, Institutional Class Shares (b)	23,223,604
184,161	SPDR S&P Global Natural Resources ETF	9,257,773

	Total International Equity	172,007,069

	Money Market — 3.2%
38,560,065	JPMorgan Prime Money Market Fund, Institutional Class Shares, 0.050% (b) (l) (m)	38,560,065

	U.S. Equity — 25.7%
5,822,201	JPMorgan Disciplined Equity Fund, Class R6 Shares (b)	114,697,351
3,401,201	JPMorgan Growth Advantage Fund, Class R5 Shares (b)	37,991,416
1,385,687	JPMorgan Intrepid America Fund, Class R5 Shares (b)	40,240,353
1,101,166	JPMorgan Mid Cap Core Fund, Class R6 Shares (b)	22,166,462
125,016	JPMorgan Small Cap Equity Fund, Class R5 Shares (b)	5,469,433
497,336	JPMorgan Small Cap Growth Fund, Class R6 Shares (b)	6,515,108
276,813	JPMorgan Small Cap Value Fund, Class R6 Shares (b)	6,682,271
2,641,042	JPMorgan U.S. Equity Fund, Class R6 Shares (b)	32,775,327
1,681,813	JPMorgan Value Advantage Fund, Institutional Class Shares (b)	40,094,429

	Total U.S. Equity	306,632,150

	Total Investment Companies (Cost $1,063,742,288)	1,186,045,923

PRINCIPAL AMOUNT($)
U.S. Treasury Obligation — 0.5%
6,470,000	U.S. Treasury Note, 0.250%, 01/31/14 (k) (Cost $6,474,135)	6,475,305

	Total Investments — 99.7% (Cost $1,070,216,423)	1,192,521,228
	Other Assets in Excess of Liabilities — 0.3%	3,593,357

	NET ASSETS — 100.0%	$1,196,114,585

Percentages indicated are based on net assets.

JPMorgan SmartRetirement 2015 Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2013 (Unaudited) (continued)

Futures Contracts

NUMBER OF CONTRACTS	DESCRIPTION	EXPIRATION DATE	NOTIONAL VALUE AT 03/31/13	NET UNREALIZED APPRECIATION (DEPRECIATION)
	Long Futures Outstanding
144	Amsterdam Exchanges Index	04/19/13	$12,825,063	$(118,571)
22	Hang Seng Index	04/29/13	3,162,311	19,851
107	TOPIX Index	06/13/13	11,827,004	540,856
74	10 Year Australian Government Bond	06/17/13	9,368,771	119,400
37	S&P/Toronto 60 Index	06/20/13	5,309,701	(52,245)
52	DAX Index	06/21/13	12,998,792	(274,595)
609	Dow Jones Euro STOXX 50 Index	06/21/13	19,937,715	(572,610)
31	E-mini Russell 2000	06/21/13	2,941,590	75,733
47	E-mini S&P 500	06/21/13	3,672,345	67,256

	Short Futures Outstanding
(170)	CAC 40 10 Euro	04/19/13	(8,132,569)	196,045
(474)	OMXS 30 Index	04/19/13	(8,655,807)	(81,057)
(51)	10 Year U.S. Treasury Note	06/19/13	(6,731,203)	(30,386)
(170)	FTSE 100 Index	06/21/13	(16,405,045)	139,875
(363)	5 Year U.S. Treasury Note	06/28/13	(45,031,852)	(252,596)

				$(223,044)

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS:

ETF	—	Exchange Traded Fund
SPDR	—	Standard & Poor’s Depositary Receipts

(a)	—	Non-income producing security.
(b)	—	Investment in affiliate. Fund is registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(k)	—	All or a portion of this security is deposited with the broker as collateral for futures or with brokers as initial margin for futures contracts.
(l)	—	The rate shown is the current yield as of March 31, 2013.
(m)	—	All or a portion of this security is reserved and/or pledged with the custodian for current or potential holdings of futures, swaps, options, TBAs, when-issued securities, delayed delivery securities, reverse repurchase agreements, unfunded commitments and/or forward foreign currency exchange contracts.

Detailed information about investment portfolios of the underlying funds can be found in shareholder reports filed with the Securities and Exchange Commission (SEC) semi-annually on Form N-CSR and in certified portfolio holdings filed quarterly on Form N-Q, and are available for download from both the SEC’s as well as the Funds’ website.

JPMorgan SmartRetirement 2015 Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2013 (Unaudited) (continued)

As of March 31, 2013, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$122,902,408
Aggregate gross unrealized depreciation	(597,603)

Net unrealized appreciation/depreciation	$122,304,805

Federal income tax cost of investments	$1,070,216,423

The various inputs that are used in determining the fair value of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical securities

•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in the aggregate that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table represents each valuation input as presented on the Schedule of Portfolio Investments (“SOI”):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$1,186,045,923	$6,475,305	$—	$1,192,521,228
Appreciation in Other Financial Instruments
Futures Contracts	$1,159,016	$—	$—	$1,159,016

Depreciation in Other Financial Instruments
Futures Contracts	$(1,382,060)	$—	$—	$(1,382,060)

(a)	All portfolio holdings designated as Level 1 and Level 2 are disclosed individually in the SOI. Level 2 consists of a U.S. Treasury Note that is held for futures collateral. Please refer to the SOI for the asset class specifics of portfolio holdings.

There were no transfers between Levels 1 and 2 during the period ended March 31, 2013.

JPMorgan SmartRetirement 2020 Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2013 (Unaudited)

SHARES	SECURITY DESCRIPTION	VALUE($)
Investment Companies — 99.2%
	Alternative Assets — 4.5%
301,796	JPMorgan Commodities Strategy Fund, Class R6 Shares (a) (b) (m)	4,409,233
3,499,734	JPMorgan International Realty Fund, Class R5 Shares (b)	36,537,224
5,279,532	JPMorgan Realty Income Fund, Class R5 Shares (b)	64,568,671

	Total Alternative Assets	105,515,128

	Fixed Income — 43.7%
52,616,031	JPMorgan Core Bond Fund, Class R6 Shares (b)	631,918,537
8,752,515	JPMorgan Corporate Bond Fund, Class R6 Shares (b) (m)	87,000,000
6,546,348	JPMorgan Emerging Markets Debt Fund, Class R6 Shares (b) (m)	58,589,817
2,608,862	JPMorgan Emerging Markets Local Currency Debt Fund, Class R6 Shares (b) (m)	26,923,456
22,260,830	JPMorgan High Yield Fund, Class R6 Shares (b)	183,429,241
2,853,200	JPMorgan Inflation Managed Bond Fund, Class R6 Shares (b)	30,900,153
1,049,175	JPMorgan Real Return Fund, Institutional Class Shares (b)	11,341,583

	Total Fixed Income	1,030,102,787

	International Equity — 18.6%
5,365,766	JPMorgan Emerging Economies Fund, Class R5 Shares (b)	73,993,920
3,472,723	JPMorgan Emerging Markets Equity Fund, Institutional Class Shares (b)	82,824,445
7,570,258	JPMorgan International Equity Fund, Class R6 Shares (b)	111,207,084
8,100,183	JPMorgan International Opportunities Fund, Class R6 Shares (b)	110,486,491
3,212,996	JPMorgan Intrepid International Fund, Institutional Class Shares (b)	56,709,378
79,697	SPDR S&P Global Natural Resources ETF	4,006,368

	Total International Equity	439,227,686

	Money Market — 2.1%
49,242,872	JPMorgan Prime Money Market Fund, Institutional Class Shares, 0.050% (b) (l) (m)	49,242,872

	U.S. Equity — 30.3%
9,648,224	JPMorgan Disciplined Equity Fund, Class R6 Shares (b)	190,070,021
9,530,334	JPMorgan Growth Advantage Fund, Class R5 Shares (b)	106,453,833
3,664,288	JPMorgan Intrepid America Fund, Class R5 Shares (b)	106,410,935
3,127,351	JPMorgan Mid Cap Core Fund, Class R6 Shares (b)	62,953,573
313,381	JPMorgan Small Cap Equity Fund, Class R5 Shares (b)	13,710,416
1,154,408	JPMorgan Small Cap Growth Fund, Class R6 Shares (b)	15,122,744
651,085	JPMorgan Small Cap Value Fund, Class R6 Shares (b)	15,717,202
7,751,696	JPMorgan U.S. Equity Fund, Class R6 Shares (b)	96,198,546
4,491,482	JPMorgan Value Advantage Fund, Institutional Class Shares (b)	107,076,942

	Total U.S. Equity	713,714,212

	Total Investment Companies (Cost $2,067,850,699)	2,337,802,685

PRINCIPAL AMOUNT($)
U.S. Treasury Obligation — 0.7%
16,520,000	U.S. Treasury Note, 0.250%, 01/31/14 (k) (m) (Cost $16,530,565)	16,533,547

	Total Investments — 99.9% (Cost $2,084,381,264)	2,354,336,232
	Other Assets in Excess of Liabilities — 0.1%	2,987,353

	NET ASSETS — 100.0%	$2,357,323,585

Percentages indicated are based on net assets.

JPMorgan SmartRetirement 2020 Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2013 (Unaudited) (continued)

Futures Contracts

NUMBER OF CONTRACTS	DESCRIPTION	EXPIRATION DATE	NOTIONAL VALUE AT 03/31/13	NET UNREALIZED APPRECIATION (DEPRECIATION)
	Long Futures Outstanding
281	Amsterdam Exchanges Index	04/19/13	$25,026,685	$(231,363)
43	Hang Seng Index	04/29/13	6,180,881	38,836
213	TOPIX Index	06/13/13	23,543,475	1,076,658
144	10 Year Australian Government Bond	06/17/13	18,231,121	232,346
75	S&P/Toronto 60 Index	06/20/13	10,762,908	(105,902)
102	DAX Index	06/21/13	25,497,631	(538,820)
1,258	Dow Jones Euro STOXX 50 Index	06/21/13	41,184,968	(1,093,178)
31	E-mini Russell 2000	06/21/13	2,941,590	75,733
997	E-mini S&P 500	06/21/13	77,900,595	1,416,864

	Short Futures Outstanding
(340)	CAC 40 10 Euro	04/19/13	(16,265,138)	392,089
(929)	OMXS30 Index	04/19/13	(16,964,652)	(158,851)
(76)	10 Year U.S. Treasury Note	06/19/13	(10,030,813)	(45,281)
(330)	FTSE 100 Index	06/21/13	(31,845,088)	271,594
(776)	5 Year U.S. Treasury Note	06/28/13	(96,266,437)	(560,185)

				$770,540

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS:

ETF	—	Exchange Traded Fund
SPDR	—	Standard & Poor’s Depositary Receipts

(a)	—	Non-income producing security.
(b)	—	Investment in affiliate. Fund is registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(k)	—	All or portion of this security is deposited with the broker as collateral for futures or with brokers as initial margin for futures contracts.
(l)	—	The rate shown is the current yield as of March 31, 2013.
(m)	—	All or a portion of this security is reserved and/or pledged with the custodian for current or potential holdings of futures, swaps, options, TBAs, when-issued securities, delayed delivery securities, reverse repurchase agreements, unfunded commitments and/or forward foreign currency exchange contracts.

Detailed information about investment portfolios of the underlying funds can be found in shareholder reports filed with the Securities and Exchange Commission (SEC) semi-annually on Form N-CSR and in certified portfolio holdings filed quarterly on Form N-Q, and are available for download from both the SEC’s as well as the Funds’ website.

JPMorgan SmartRetirement 2020 Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2013 (Unaudited) (continued)

As of March 31, 2013, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$270,342,066
Aggregate gross unrealized depreciation	(387,098)

Net unrealized appreciation/depreciation	$269,954,968

Federal income tax cost of investments	$2,084,381,264

The various inputs that are used in determining the fair value of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical securities

•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in the aggregate that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table represents each valuation input as presented on the Schedule of Portfolio Investments (“SOI”):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$2,337,802,685	$16,533,547	$—	$2,354,336,232
Appreciation in Other Financial Instruments
Futures Contracts	$3,504,120	$—	$—	$3,504,120

Depreciation in Other Financial Instruments
Futures Contracts	$(2,733,580)	$—	$—	$(2,733,580)

(a)	All portfolio holdings designated as Level 1 and Level 2 are disclosed individually in the SOI. Level 2 consists of a U.S. Treasury Note that is held for futures collateral. Please refer to the SOI for the asset class specifics of portfolio holdings.

There were no transfers between Levels 1 and 2 during the period ended March 31, 2013.

JPMorgan SmartRetirement 2025 Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2013 (Unaudited)

SHARES	SECURITY DESCRIPTION	VALUE($)
Investment Companies — 98.8% (b)
	Alternative Assets — 4.7%
2,351,303	JPMorgan International Realty Fund, Class R5 Shares	24,547,608
3,581,521	JPMorgan Realty Income Fund, Class R5 Shares	43,801,997

	Total Alternative Assets	68,349,605

	Fixed Income — 33.7%
24,608,325	JPMorgan Core Bond Fund, Class R6 Shares	295,545,984
4,024,145	JPMorgan Corporate Bond Fund, Class R6 Shares (m)	40,000,000
3,578,119	JPMorgan Emerging Markets Debt Fund, Class R6 Shares (m)	32,024,167
1,327,606	JPMorgan Emerging Markets Local Currency Debt Fund, Class R6 Shares (m)	13,700,891
13,536,562	JPMorgan High Yield Fund, Class R6 Shares	111,541,275

	Total Fixed Income	492,812,317

	International Equity — 22.1%
3,698,535	JPMorgan Emerging Economies Fund, Class R5 Shares	51,002,801
2,777,020	JPMorgan Emerging Markets Equity Fund, Institutional Class Shares	66,231,933
5,534,335	JPMorgan International Equity Fund, Class R6 Shares	81,299,380
6,014,962	JPMorgan International Opportunities Fund, Class R6 Shares	82,044,079
2,364,251	JPMorgan Intrepid International Fund, Institutional Class Shares	41,729,035

	Total International Equity	322,307,228

	Money Market — 2.0%
29,578,410	JPMorgan Prime Money Market Fund, Institutional Class Shares, 0.050% (l) (m)	29,578,410

	U.S. Equity — 36.3%
7,091,513	JPMorgan Disciplined Equity Fund, Class R6 Shares	139,702,806
6,651,403	JPMorgan Growth Advantage Fund, Class R5 Shares	74,296,175
2,700,454	JPMorgan Intrepid America Fund, Class R5 Shares	78,421,182
2,334,416	JPMorgan Mid Cap Core Fund, Class R6 Shares (m)	46,991,801
257,166	JPMorgan Small Cap Equity Fund, Class R5 Shares	11,251,031
864,666	JPMorgan Small Cap Growth Fund, Class R6 Shares	11,327,131
518,160	JPMorgan Small Cap Value Fund, Class R6 Shares	12,508,392
5,731,433	JPMorgan U.S. Equity Fund, Class R6 Shares (m)	71,127,079
3,547,043	JPMorgan Value Advantage Fund, Institutional Class Shares	84,561,506

	Total U.S. Equity	530,187,103

	Total Investment Companies (Cost $1,296,740,951)	1,443,234,663

PRINCIPAL AMOUNT($)
U.S. Treasury Obligation — 0.9%
13,450,000	U.S. Treasury Note, 0.250%, 01/31/14 (k) (m) (Cost $13,458,587)	13,461,029

	Total Investments — 99.7% (Cost $1,310,199,538)	1,456,695,692
	Other Assets in Excess of Liabilities — 0.3%	4,926,929

	NET ASSETS — 100.0%	$1,461,622,621

Percentages indicated are based on net assets.

JPMorgan SmartRetirement 2025 Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2013 (Unaudited) (continued)

Futures Contracts

NUMBER OF CONTRACTS	DESCRIPTION	EXPIRATION DATE	NOTIONAL VALUE AT 03/31/13	NET UNREALIZED APPRECIATION (DEPRECIATION)
	Long Futures Outstanding
283	Amsterdam Exchanges Index	04/19/13	$25,204,811	$(233,016)
35	Hang Seng Index	04/29/13	5,030,950	31,619
196	TOPIX Index	06/13/13	21,664,418	990,728
167	10 Year Australian Government Bond	06/17/13	21,143,037	269,457
75	S&P/Toronto 60 Index	06/20/13	10,762,908	(105,889)
102	DAX Index	06/21/13	25,497,630	(538,821)
874	Dow Jones Euro STOXX 50 Index	06/21/13	28,613,404	(722,171)
84	E-mini Russell 2000	06/21/13	7,970,760	205,212
650	E-mini S&P 500	06/21/13	50,787,750	930,168

	Short Futures Outstanding
(262)	CAC 40 10 Euro	04/19/13	(12,533,724)	302,144
(770)	OMXS30 Index	04/19/13	(14,061,121)	(131,660)
(10)	10 Year U.S. Treasury Note	06/19/13	(1,319,844)	(7,833)
(302)	FTSE 100 Index	06/21/13	(29,143,081)	248,444
(835)	5 Year U.S. Treasury Note	06/28/13	(103,585,664)	(577,118)

				$661,264

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS:

(b)	—	Investment in affiliate. Fund is registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(k)	—	All or portion of this security is deposited with the broker as collateral for futures or with brokers as initial margin for futures contracts.
(l)	—	The rate shown is the current yield as of March 31, 2013.
(m)	—	All or a portion of this security is reserved and/or pledged with the custodian for current or potential holdings of futures, swaps, options, TBAs, when-issued securities, delayed delivery securities, reverse repurchase agreements, unfunded commitments and/or forward foreign currency exchange contracts.

Detailed information about investment portfolios of the underlying funds can be found in shareholder reports filed with the Securities and Exchange Commission (SEC) semi-annually on Form N-CSR and in certified portfolio holdings filed quarterly on Form N-Q, and are available for download from both the SEC’s as well as the Funds’ website.

As of March 31, 2013, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$146,599,750
Aggregate gross unrealized depreciation	(103,596)

Net unrealized appreciation/depreciation	$146,496,154

Federal income tax cost of investments	$1,310,199,538

JPMorgan SmartRetirement 2025 Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2013 (Unaudited) (continued)

The various inputs that are used in determining the fair value of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical securities

•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in the aggregate that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table represents each valuation input as presented on the Schedule of Portfolio Investments (“SOI”):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$1,443,234,663	$13,461,029	$—	$1,456,695,692
Appreciation in Other Financial Instruments
Futures Contracts	$2,977,772	$—	$—	$2,977,772

Depreciation in Other Financial Instruments
Futures Contracts	$(2,316,508)	$—	$—	$(2,316,508)

(a)	All portfolio holdings designated as Level 1 and Level 2 are disclosed individually in the SOI. Level 2 consists of a U.S. Treasury Note that is held for futures collateral. Please refer to the SOI for the asset class specifics of portfolio holdings.

There were no transfers between Levels 1 and 2 during the period ended March 31, 2013.

JPMorgan SmartRetirement 2030 Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2013 (Unaudited)

SHARES	SECURITY DESCRIPTION	VALUE($)
Investment Companies — 98.5% (b)
	Alternative Assets — 5.3%
3,614,098	JPMorgan International Realty Fund, Class R5 Shares	37,731,185
5,873,995	JPMorgan Realty Income Fund, Class R5 Shares	71,838,954

	Total Alternative Assets	109,570,139

	Fixed Income — 26.8%
24,960,290	JPMorgan Core Bond Fund, Class R6 Shares	299,773,085
4,124,748	JPMorgan Corporate Bond Fund, Class R6 Shares (m)	41,000,000
4,347,574	JPMorgan Emerging Markets Debt Fund, Class R6 Shares (m)	38,910,786
1,462,917	JPMorgan Emerging Markets Local Currency Debt Fund, Class R6 Shares (m)	15,097,300
19,233,303	JPMorgan High Yield Fund, Class R6 Shares	158,482,420

	Total Fixed Income	553,263,591

	International Equity — 25.2%
6,141,604	JPMorgan Emerging Economies Fund, Class R5 Shares	84,692,714
4,362,459	JPMorgan Emerging Markets Equity Fund, Institutional Class Shares	104,044,639
8,831,814	JPMorgan International Equity Fund, Class R6 Shares	129,739,344
9,609,518	JPMorgan International Opportunities Fund, Class R6 Shares (m)	131,073,820
3,925,519	JPMorgan Intrepid International Fund, Institutional Class Shares	69,285,414

	Total International Equity	518,835,931

	Money Market — 1.9%
39,921,176	JPMorgan Prime Money Market Fund, Institutional Class Shares, 0.050% (l) (m)	39,921,176

	U.S. Equity — 39.3%
9,693,055	JPMorgan Disciplined Equity Fund, Class R6 Shares	190,953,188
10,926,885	JPMorgan Growth Advantage Fund, Class R5 Shares	122,053,305
4,249,323	JPMorgan Intrepid America Fund, Class R5 Shares	123,400,333
3,549,377	JPMorgan Mid Cap Core Fund, Class R6 Shares (m)	71,448,967
354,797	JPMorgan Small Cap Equity Fund, Class R5 Shares	15,522,388
1,580,592	JPMorgan Small Cap Growth Fund, Class R6 Shares (m)	20,705,761
719,205	JPMorgan Small Cap Value Fund, Class R6 Shares	17,361,613
9,501,374	JPMorgan U.S. Equity Fund, Class R6 Shares (m)	117,912,050
5,473,212	JPMorgan Value Advantage Fund, Institutional Class Shares	130,481,371

	Total U.S. Equity	809,838,976

	Total Investment Companies (Cost $1,757,542,283)	2,031,429,813

PRINCIPAL AMOUNT($)
U.S. Treasury Obligation — 1.2%
25,880,000	U.S. Treasury Note, 0.250%, 01/31/14 (k) (m) (Cost $25,894,723)	25,901,222

	Total Investments — 99.7% (Cost $1,783,437,006)	2,057,331,035
	Other Assets in Excess of Liabilities — 0.3%	5,524,081

	NET ASSETS — 100.0%	$2,062,855,116

Percentages indicated are based on net assets.

JPMorgan SmartRetirement 2030 Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2013 (Unaudited) (continued)

Futures Contracts

NUMBER OF CONTRACTS	DESCRIPTION	EXPIRATION DATE	NOTIONAL VALUE AT 03/31/13	NET UNREALIZED APPRECIATION (DEPRECIATION)
	Long Futures Outstanding
539	Amsterdam Exchanges Index	04/19/13	$48,004,923	$(443,801)
63	Hang Seng Index	04/29/13	9,055,710	56,850
381	TOPIX Index	06/13/13	42,112,976	1,925,853
314	10 Year Australian Government Bond	06/17/13	39,753,973	506,643
134	S&P/Toronto 60 Index	06/20/13	19,229,729	(189,202)
196	DAX Index	06/21/13	48,995,447	(1,035,283)
1,629	Dow Jones Euro STOXX 50 Index	06/21/13	53,330,933	(1,457,230)
217	E-mini Russell 2000	06/21/13	20,591,130	530,131
1,378	E-mini S&P 500	06/21/13	107,670,030	1,971,914

	Short Futures Outstanding
(562)	CAC 40 10 Euro	04/19/13	(26,885,317)	648,104
(1,428)	OMXS 30 Index	04/19/13	(26,076,989)	(244,173)
(94)	10 Year U.S. Treasury Note	06/19/13	(12,406,531)	(73,630)
(568)	FTSE 100 Index	06/21/13	(54,812,152)	467,434
(1,773)	5 Year U.S. Treasury Note	06/28/13	(219,948,961)	(1,275,791)

				$1,387,819

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS:

(b)	—	Investment in affiliate. Fund is registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(k)	—	All or portion of this security is deposited with the broker as collateral for futures or with brokers as initial margin for futures contracts.
(l)	—	The rate shown is the current yield as of March 31, 2013.
(m)	—	All or a portion of this security is reserved and/or pledged with the custodian for current or potential holdings of futures, swaps, options, TBAs, when-issued securities, delayed delivery securities, reverse repurchase agreements, unfunded commitments and/or forward foreign currency exchange contracts.

Detailed information about investment portfolios of the underlying funds can be found in shareholder reports filed with the Securities and Exchange Commission (SEC) semi-annually on Form N-CSR and in certified portfolio holdings filed quarterly on Form N-Q, and are available for download from both the SEC‘s as well as the Funds’ website.

As of March 31, 2013, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$274,008,399
Aggregate gross unrealized depreciation	(114,370)

Net unrealized appreciation/depreciation	$273,894,029

Federal income tax cost of investments	$1,783,437,006

JPMorgan SmartRetirement 2030 Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2013 (Unaudited) (continued)

The various inputs that are used in determining the fair value of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical securities

•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in the aggregate that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table represents each valuation input as presented on the Schedule of Portfolio Investments (“SOI”):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$2,031,429,813	$25,901,222	$—	$2,057,331,035
Appreciation in Other Financial Instruments
Futures Contracts	$6,106,929	$—	$—	$6,106,929

Depreciation in Other Financial Instruments
Futures Contracts	$(4,719,110)	$—	$—	$(4,719,110)

(a)	All portfolio holdings designated as Level 1 and Level 2 are disclosed individually in the SOI. Level 2 consists of a U.S. Treasury Note that is held for futures collateral. Please refer to the SOI for the asset class specifics of portfolio holdings.

There were no transfers between Levels 1 and 2 during the period ended March 31, 2013.

JPMorgan SmartRetirement 2035 Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2013 (Unaudited)

SHARES	SECURITY DESCRIPTION	VALUE($)
Investment Companies — 98.5% (b)
	Alternative Assets — 5.8%
1,934,031	JPMorgan International Realty Fund, Class R5 Shares	20,191,284
2,997,596	JPMorgan Realty Income Fund, Class R5 Shares	36,660,600

	Total Alternative Assets	56,851,884

	Fixed Income — 19.5%
7,253,179	JPMorgan Core Bond Fund, Class R6 Shares	87,110,682
1,192,153	JPMorgan Corporate Bond Fund, Class R6 Shares (m)	11,850,000
1,731,207	JPMorgan Emerging Markets Debt Fund, Class R6 Shares (m)	15,494,302
592,331	JPMorgan Emerging Markets Local Currency Debt Fund, Class R6 Shares (m)	6,112,855
8,681,613	JPMorgan High Yield Fund, Class R6 Shares	71,536,491

	Total Fixed Income	192,104,330

	International Equity — 27.2%
3,032,647	JPMorgan Emerging Economies Fund, Class R5 Shares	41,820,203
2,254,813	JPMorgan Emerging Markets Equity Fund, Institutional Class Shares	53,777,280
4,597,570	JPMorgan International Equity Fund, Class R6 Shares	67,538,297
4,977,215	JPMorgan International Opportunities Fund, Class R6 Shares (m)	67,889,215
2,132,168	JPMorgan Intrepid International Fund, Institutional Class Shares	37,632,763

	Total International Equity	268,657,758

	Money Market — 1.9%
19,189,729	JPMorgan Prime Money Market Fund, Institutional Class Shares, 0.050% (l) (m)	19,189,729

	U.S. Equity — 44.1%
5,293,143	JPMorgan Disciplined Equity Fund, Class R6 Shares	104,274,918
5,593,115	JPMorgan Growth Advantage Fund, Class R5 Shares	62,475,100
2,288,056	JPMorgan Intrepid America Fund, Class R5 Shares	66,445,135
1,835,169	JPMorgan Mid Cap Core Fund, Class R6 Shares (m)	36,941,952
201,394	JPMorgan Small Cap Equity Fund, Class R5 Shares	8,810,987
680,752	JPMorgan Small Cap Growth Fund, Class R6 Shares (a) (m)	8,917,857
467,255	JPMorgan Small Cap Value Fund, Class R6 Shares	11,279,539
5,205,919	JPMorgan U.S. Equity Fund, Class R6 Shares (m)	64,605,451
2,970,875	JPMorgan Value Advantage Fund, Institutional Class Shares	70,825,668

	Total U.S. Equity	434,576,607

	Total Investment Companies (Cost $861,690,461)	971,380,308

PRINCIPAL AMOUNT($)
U.S. Treasury Obligation — 1.2%
12,085,000	U.S. Treasury Note, 0.250%, 01/31/14 (k) (m) (Cost $12,091,869)	12,094,910

	Total Investments — 99.7% (Cost $873,782,330)	983,475,218
	Other Assets in Excess of Liabilities — 0.3%	2,466,938

	NET ASSETS — 100.0%	$985,942,156

Percentages indicated are based on net assets.

JPMorgan SmartRetirement 2035 Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2013 (Unaudited) (continued)

Futures Contracts

NUMBER OF CONTRACTS	DESCRIPTION	EXPIRATION DATE	NOTIONAL VALUE AT 03/31/13	NET UNREALIZED APPRECIATION (DEPRECIATION)
	Long Futures Outstanding
254	Amsterdam Exchanges Index	04/19/13	$22,621,986	$(209,132)
29	Hang Seng Index	04/29/13	4,168,501	26,136
178	TOPIX Index	06/13/13	19,674,829	899,743
146	10 Year Australian Government Bond	06/17/13	18,484,331	235,573
65	S&P/Toronto 60 Index	06/20/13	9,327,853	(91,777)
89	DAX Index	06/21/13	22,247,932	(469,936)
828	Dow Jones Euro STOXX 50 Index	06/21/13	27,107,436	(736,896)
82	E-mini Russell 2000	06/21/13	7,780,980	200,326
655	E-mini S&P 500	06/21/13	51,178,425	927,863

	Short Futures Outstanding
(236)	CAC 40 10 Euro	04/19/13	(11,289,919)	272,149
(662)	OMXS30 Index	04/19/13	(12,088,912)	(113,197)
(45)	10 Year U.S. Treasury Note	06/19/13	(5,939,297)	(35,248)
(263)	FTSE 100 Index	06/21/13	(25,379,570)	216,437
(849)	5 Year U.S. Treasury Note	06/28/13	(105,322,430)	(603,678)

				$518,363

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS:

(a)	—	Non-income producing security.
(b)	—	Investment in affiliate. Fund is registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(k)	—	All or a portion of this security is deposited with the broker as collateral for futures or with brokers as initial margin for futures contracts.
(l)	—	The rate shown is the current yield as of March 31, 2013.
(m)	—	All or a portion of this security is reserved and/or pledged with the custodian for current or potential holdings of futures, swaps, options, TBAs, when-issued securities, delayed delivery securities, reverse repurchase agreements, unfunded commitments and/or forward foreign currency exchange contracts.

Detailed information about investment portfolios of the underlying funds can be found in shareholder reports filed with the Securities and Exchange Commission (SEC) semi-annually on Form N-CSR and in certified portfolio holdings filed quarterly on Form N-Q, and are available for download from both the SEC‘s as well as the Funds’ website.

As of March 31, 2013, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$109,722,615
Aggregate gross unrealized depreciation	(29,727)

Net unrealized appreciation/depreciation	$109,692,888

Federal income tax cost of investments	$873,782,330

JPMorgan SmartRetirement 2035 Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2013 (Unaudited) (continued)

The various inputs that are used in determining the fair value of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical securities

•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in the aggregate that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table represents each valuation input as presented on the Schedule of Portfolio Investments (“SOI”):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$971,380,308	$12,094,910	$—	$983,475,218
Appreciation in Other Financial Instruments
Futures Contracts	$2,778,227	$—	$—	$2,778,227

Depreciation in Other Financial Instruments
Futures Contracts	$(2,259,864)	$—	$—	$(2,259,864)

(a)	All portfolio holdings designated as Level 1 and Level 2 are disclosed individually in the SOI. Level 2 consists of a U.S. Treasury Note that is held for futures collateral. Please refer to the SOI for industry specifics of portfolio holdings.

There were no transfers between Levels 1 and 2 during the period ended March 31, 2013.

JPMorgan SmartRetirement 2040 Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2013 (Unaudited)

SHARES	SECURITY DESCRIPTION	VALUE($)
Investment Companies — 98.5% (b)
	Alternative Assets — 6.0%
2,676,219	JPMorgan International Realty Fund, Class R5 Shares	27,939,723
4,851,108	JPMorgan Realty Income Fund, Class R5 Shares	59,329,055

	Total Alternative Assets	87,268,778

	Fixed Income — 16.3%
7,898,119	JPMorgan Core Bond Fund, Class R6 Shares	94,856,409
1,302,817	JPMorgan Corporate Bond Fund, Class R6 Shares (m)	12,950,000
2,052,526	JPMorgan Emerging Markets Debt Fund, Class R6 Shares (m)	18,370,111
1,032,745	JPMorgan Emerging Markets Local Currency Debt Fund, Class R6 Shares (m)	10,657,930
11,916,694	JPMorgan High Yield Fund, Class R6 Shares	98,193,555

	Total Fixed Income	235,028,005

	International Equity — 28.5%
4,841,940	JPMorgan Emerging Economies Fund, Class R5 Shares	66,770,354
3,336,323	JPMorgan Emerging Markets Equity Fund, Institutional Class Shares	79,571,314
7,018,484	JPMorgan International Equity Fund, Class R6 Shares	103,101,533
7,675,182	JPMorgan International Opportunities Fund, Class R6 Shares (m)	104,689,480
3,295,721	JPMorgan Intrepid International Fund, Institutional Class Shares	58,169,473

	Total International Equity	412,302,154

	Money Market — 2.0%
28,602,014	JPMorgan Prime Money Market Fund, Institutional Class Shares, 0.050% (l) (m)	28,602,014

	U.S. Equity — 45.7%
8,203,588	JPMorgan Disciplined Equity Fund, Class R6 Shares	161,610,693
8,721,407	JPMorgan Growth Advantage Fund, Class R5 Shares	97,418,115
3,496,818	JPMorgan Intrepid America Fund, Class R5 Shares	101,547,602
2,731,633	JPMorgan Mid Cap Core Fund, Class R6 Shares (m)	54,987,777
284,482	JPMorgan Small Cap Equity Fund, Class R5 Shares	12,446,092
1,215,647	JPMorgan Small Cap Growth Fund, Class R6 Shares (a) (m)	15,924,975
679,155	JPMorgan Small Cap Value Fund, Class R6 Shares	16,394,797
7,914,834	JPMorgan U.S. Equity Fund, Class R6 Shares (m)	98,223,086
4,295,649	JPMorgan Value Advantage Fund, Institutional Class Shares	102,408,269

	Total U.S. Equity	660,961,406

	Total Investment Companies (Cost $1,215,248,731)	1,424,162,357

PRINCIPAL AMOUNT($)
U.S. Treasury Obligation — 1.2%
18,270,000	U.S. Treasury Note, 0.250%, 01/31/14 (k) (m) (Cost $18,280,457)	18,284,982

	Total Investments — 99.7% (Cost $1,233,529,188)	1,442,447,339
	Other Assets in Excess of Liabilities — 0.3%	3,861,159

	NET ASSETS — 100.0%	$1,446,308,498

Percentages indicated are based on net assets.

JPMorgan SmartRetirement 2040 Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2013 (Unaudited) (continued)

Futures Contracts

NUMBER OF CONTRACTS	DESCRIPTION	EXPIRATION DATE	NOTIONAL VALUE AT 03/31/13	NET UNREALIZED APPRECIATION (DEPRECIATION)
	Long Futures Outstanding
377	Amsterdam Exchanges Index	04/19/13	$33,576,727	$(310,419)
43	Hang Seng Index	04/29/13	6,180,881	38,771
272	TOPIX Index	06/13/13	30,064,907	1,374,887
218	10 Year Australian Government Bond	06/17/13	27,599,892	351,746
93	S&P/Toronto 60 Index	06/20/13	13,346,006	(131,314)
137	DAX Index	06/21/13	34,246,817	(723,498)
1,168	Dow Jones Euro STOXX 50 Index	06/21/13	38,238,508	(1,029,899)
124	E-mini Russell 2000	06/21/13	11,766,360	302,932
962	E-mini S&P 500	06/21/13	75,165,870	1,376,674
	Short Futures Outstanding
(394)	CAC 40 10 Euro	04/19/13	(18,848,425)	454,366
(997)	OMXS30 Index	04/19/13	(18,206,413)	(170,482)
(75)	10 Year U.S. Treasury Note	06/19/13	(9,898,828)	(58,748)
(402)	FTSE 100 Index	06/21/13	(38,793,107)	330,693
(1,213)	5 Year U.S. Treasury Note	06/28/13	(150,478,336)	(867,987)

				$937,722

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS:

(a)	—	Non-income producing security.
(b)	—	Investment in affiliate. Fund is registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(k)	—	All or a portion of this security is deposited with the broker as collateral for futures or with brokers as initial margin for futures contracts.
(l)	—	The rate shown is the current yield as of March 31, 2013.
(m)	—	All or a portion of this security is reserved and/or pledged with the custodian for current or potential holdings of futures, swaps, options, TBAs, when-issued securities, delayed delivery securities, reverse repurchase agreements, unfunded commitments and/or forward foreign currency exchange contracts.

Detailed information about investment portfolios of the underlying funds can be found in shareholder reports filed with the Securities and Exchange Commission (SEC) semi-annually on Form N-CSR and in certified portfolio holdings filed quarterly on Form N-Q, and are available for download from both the SEC’s as well as the Funds’ website.

As of March 31, 2013, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$209,027,025
Aggregate gross unrealized depreciation	(108,874)

Net unrealized appreciation/depreciation	$208,918,151

Federal income tax cost of investments	$1,233,529,188

JPMorgan SmartRetirement 2040 Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2013 (Unaudited) (continued)

The various inputs that are used in determining the fair value of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical securities

•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in the aggregate that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table represents each valuation input as presented on the Schedule of Portfolio Investments (“SOI”):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$1,424,162,357	$18,284,982	$—	$1,442,447,339
Appreciation in Other Financial Instruments
Futures Contracts	$4,230,069	$—	$—	$4,230,069
Depreciation in Other Financial Instruments
Futures Contracts	$(3,292,347)	$—	$—	$(3,292,347)

(a)	All portfolio holdings designated as Level 1and Level 2 are disclosed individually in the SOI. Level 2 consists of a U.S. Treasury Note that is held for futures collateral. Please refer to the SOI for industry specifics of portfolio holdings.

There were no transfers between Levels 1 and 2 during the period ended March 31, 2013.

SEE NOTES TO FINANCIAL STATEMENTS.

JPMorgan SmartRetirement 2045 Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2013 (Unaudited)

SHARES	SECURITY DESCRIPTION	VALUE($)
Investment Companies — 98.1% (b)
	Alternative Assets — 5.9%
930,836	JPMorgan International Realty Fund, Class R5 Shares	9,717,927
1,652,192	JPMorgan Realty Income Fund, Class R5 Shares	20,206,308

	Total Alternative Assets	29,924,235

	Fixed Income — 16.5%
2,733,104	JPMorgan Core Bond Fund, Class R6 Shares	32,824,579
452,716	JPMorgan Corporate Bond Fund, Class R6 Shares (m)	4,500,000
709,530	JPMorgan Emerging Markets Debt Fund, Class R6 Shares (m)	6,350,297
365,569	JPMorgan Emerging Markets Local Currency Debt Fund, Class R6 Shares (m)	3,772,671
4,275,307	JPMorgan High Yield Fund, Class R6 Shares	35,228,528

	Total Fixed Income	82,676,075

	International Equity — 28.5%
1,633,757	JPMorgan Emerging Economies Fund, Class R5 Shares	22,529,511
1,167,943	JPMorgan Emerging Markets Equity Fund, Institutional Class Shares	27,855,451
2,490,706	JPMorgan International Equity Fund, Class R6 Shares	36,588,468
2,634,966	JPMorgan International Opportunities Fund, Class R6 Shares (m)	35,940,939
1,115,601	JPMorgan Intrepid International Fund, Institutional Class Shares	19,690,354

	Total International Equity	142,604,723

	Money Market — 1.6%
7,848,042	JPMorgan Prime Money Market Fund, Institutional Class Shares, 0.050% (l) (m)	7,848,042

	U.S. Equity — 45.6%
2,819,349	JPMorgan Disciplined Equity Fund, Class R6 Shares	55,541,165
3,041,865	JPMorgan Growth Advantage Fund, Class R5 Shares	33,977,637
1,251,427	JPMorgan Intrepid America Fund, Class R5 Shares	36,341,434
964,868	JPMorgan Mid Cap Core Fund, Class R6 Shares (m)	19,422,799
100,610	JPMorgan Small Cap Equity Fund, Class R5 Shares	4,401,707
378,467	JPMorgan Small Cap Growth Fund, Class R6 Shares (a) (m)	4,957,920
205,667	JPMorgan Small Cap Value Fund, Class R6 Shares	4,964,811
2,742,473	JPMorgan U.S. Equity Fund, Class R6 Shares (m)	34,034,091
1,448,847	JPMorgan Value Advantage Fund, Institutional Class Shares	34,540,517

	Total U.S. Equity	228,182,081

	Total Investment Companies (Cost $439,108,006)	491,235,156

PRINCIPAL AMOUNT($)
U.S. Treasury Obligation — 1.3%
6,270,000	U.S. Treasury Note, 0.250%, 01/31/14 (k) (Cost $6,273,611)	6,275,141

	Total Investments — 99.4% (Cost $445,381,617)	497,510,297
	Other Assets in Excess of Liabilities — 0.6%	3,004,174

	NET ASSETS — 100.0%	$500,514,471

Percentages indicated are based on net assets.

JPMorgan SmartRetirement 2045 Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2013 (Unaudited) (continued)

Futures Contracts

NUMBER OF CONTRACTS	DESCRIPTION	EXPIRATION DATE	NOTIONAL VALUE AT 03/31/13	NET UNREALIZED APPRECIATION (DEPRECIATION)
	Long Futures Outstanding
117	Amsterdam Exchanges Index	04/19/13	$10,420,363	$(96,341)
15	Hang Seng Index	04/29/13	2,156,122	13,585
86	TOPIX Index	06/13/13	9,505,816	434,707
74	10 Year Australian Government Bond	06/17/13	9,368,771	119,400
31	S&P/Toronto 60 Index	06/20/13	4,448,669	(43,770)
42	DAX Index	06/21/13	10,499,024	(221,867)
495	Dow Jones Euro STOXX 50 Index	06/21/13	16,205,532	(477,155)
57	E-mini Russell 2000	06/21/13	5,408,730	139,251
330	E-mini S&P 500	06/21/13	25,784,550	467,713

	Short Futures Outstanding
(142)	CAC 40 10 Euro	04/19/13	(6,793,087)	163,756
(319)	OMXS30 Index	04/19/13	(5,825,322)	(54,544)
(23)	10 Year U.S. Treasury Note	06/19/13	(3,035,640)	(18,016)
(137)	FTSE 100 Index	06/21/13	(13,220,537)	112,723
(432)	5 Year U.S. Treasury Note	06/28/13	(53,591,625)	(299,979)

				$239,463

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS:

(a)	—	Non-income producing security.
(b)	—	Investment in affiliate. Fund is registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(k)	—	All or a portion of this security is deposited with the broker as collateral for futures or with brokers as initial margin for futures contracts.
(l)	—	The rate shown is the current yield as of March 31, 2013.
(m)	—	All or a portion of this security is reserved and/or pledged with the custodian for current or potential holdings of futures, swaps, options, TBAs, when-issued securities, delayed delivery securities, reverse repurchase agreements, unfunded commitments and/or forward foreign currency exchange contracts.

Detailed information about investment portfolios of the underlying funds can be found in shareholder reports filed with the Securities and Exchange Commission (SEC) semi-annually on Form N-CSR and in certified portfolio holdings filed quarterly on Form N-Q, and are available for download from both the SEC’s as well as the Funds’ website.

As of March 31, 2013, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$52,158,199
Aggregate gross unrealized depreciation	(29,519)

Net unrealized appreciation/depreciation	$52,128,680

Federal income tax cost of investments	$445,381,617

JPMorgan SmartRetirement 2045 Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2013 (Unaudited) (continued)

The various inputs that are used in determining the fair value of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical securities

•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in the aggregate that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table represents each valuation input as presented on the Schedule of Portfolio Investments (“SOI”):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$491,235,156	$6,275,141	$—	$497,510,297
Appreciation in Other Financial Instruments
Futures Contracts	$1,451,135	$—	$—	$1,451,135

Depreciation in Other Financial Instruments
Futures Contracts	$(1,211,672)	$—	$—	$(1,211,672)

(a)	All portfolio holdings designated as Level 1and Level 2 are disclosed individually in the SOI. Level 2 consists of a U.S. Treasury Note that is held for futures collateral. Please refer to the SOI for industry specifics of portfolio holdings.

There were no transfers between Levels 1 and 2 during the period ended March 31, 2013.

JPMorgan SmartRetirement 2050 Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2013 (Unaudited)

SHARES	SECURITY DESCRIPTION	VALUE($)
Investment Companies — 98.0% (b)
	Alternative Assets — 6.0%
837,319	JPMorgan International Realty Fund, Class R5 Shares	8,741,610
1,502,855	JPMorgan Realty Income Fund, Class R5 Shares	18,379,916

	Total Alternative Assets	27,121,526

	Fixed Income — 16.5%
2,460,312	JPMorgan Core Bond Fund, Class R6 Shares	29,548,352
402,414	JPMorgan Corporate Bond Fund, Class R6 Shares (m)	4,000,000
685,283	JPMorgan Emerging Markets Debt Fund, Class R6 Shares (m)	6,133,280
251,758	JPMorgan Emerging Markets Local Currency Debt Fund, Class R6 Shares (m)	2,598,143
3,899,773	JPMorgan High Yield Fund, Class R6 Shares	32,134,127

	Total Fixed Income	74,413,902

	International Equity — 28.4%
1,440,266	JPMorgan Emerging Economies Fund, Class R5 Shares	19,861,266
1,073,187	JPMorgan Emerging Markets Equity Fund, Institutional Class Shares	25,595,522
2,179,027	JPMorgan International Equity Fund, Class R6 Shares	32,009,906
2,395,562	JPMorgan International Opportunities Fund, Class R6 Shares (m)	32,675,469
1,025,658	JPMorgan Intrepid International Fund, Institutional Class Shares	18,102,869

	Total International Equity	128,245,032

	Money Market — 1.6%
7,447,998	JPMorgan Prime Money Market Fund, Institutional Class Shares, 0.050% (l) (m)	7,447,998

	U.S. Equity — 45.5%
2,528,817	JPMorgan Disciplined Equity Fund, Class R6 Shares	49,817,692
2,652,249	JPMorgan Growth Advantage Fund, Class R5 Shares	29,625,617
1,097,171	JPMorgan Intrepid America Fund, Class R5 Shares	31,861,843
854,911	JPMorgan Mid Cap Core Fund, Class R6 Shares (m)	17,209,353
91,885	JPMorgan Small Cap Equity Fund, Class R5 Shares	4,019,980
305,719	JPMorgan Small Cap Growth Fund, Class R6 Shares (a) (m)	4,004,925
206,587	JPMorgan Small Cap Value Fund, Class R6 Shares	4,987,004
2,465,187	JPMorgan U.S. Equity Fund, Class R6 Shares (m)	30,592,965
1,399,116	JPMorgan Value Advantage Fund, Institutional Class Shares	33,354,929

	Total U.S. Equity	205,474,308

	Total Investment Companies (Cost $394,511,012)	442,702,766

PRINCIPAL AMOUNT($)
U.S. Treasury Obligation — 1.3%
5,760,000	U.S. Treasury Note, 0.250%, 01/31/14 (k) (Cost $5,763,292)	5,764,723

	Total Investments — 99.3% (Cost $400,274,304)	448,467,489
	Other Assets in Excess of Liabilities — 0.7%	3,022,688

	NET ASSETS — 100.0%	$451,490,177

Percentages indicated are based on net assets.

JPMorgan SmartRetirement 2050 Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2013 (Unaudited) (continued)

Futures Contracts

NUMBER OF CONTRACTS	DESCRIPTION	EXPIRATION DATE	NOTIONAL VALUE AT 03/31/13	NET UNREALIZED APPRECIATION (DEPRECIATION)
	Long Futures Outstanding
118	Amsterdam Exchange Index	04/19/13	$10,509,426	$(97,186)
13	Hang Seng Index	04/29/13	1,868,638	11,691
84	TOPIX Index	06/13/13	9,284,751	424,598
66	10 Year Australian Government Bond	06/17/13	8,355,931	106,492
29	S&P/Toronto 60 Index	06/20/13	4,161,658	(40,947)
38	DAX Index	06/21/13	9,499,117	(200,835)
408	Dow Jones Euro STOXX 50 Index	06/21/13	13,357,287	(377,799)
48	E-mini Russell 2000	06/21/13	4,554,720	117,264
298	E-mini S&P 500	06/21/13	23,284,230	415,829
	Short Futures Outstanding
(133)	CAC 40 10 Euro	04/19/13	(6,362,539)	153,375
(295)	OMXS 30 Index	04/19/13	(5,387,053)	(50,440)
(22)	10 Year U.S. Treasury Note	06/19/13	(2,903,656)	(17,233)
(123)	FTSE 100 Index	06/21/13	(11,869,533)	101,216
(387)	5 Year U.S. Treasury Note	06/28/13	(48,009,164)	(260,590)

				$285,435

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS:

(a)	—	Non-income producing security.
(b)	—	Investment in affiliate. Money market fund registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(k)	—	All or a portion of this security is deposited with the broker as collateral for futures or with brokers as initial margin for futures contracts.
(l)	—	The rate shown is the current yield as of March 31, 2013.
(m)	—	All or a portion of this security is reserved and/or pledged with the custodian for current or potential holdings of futures, swaps, options, TBAs, when-issued securities, delayed delivery securities, reverse repurchase agreements, unfunded commitments and/or forward foreign currency exchange contracts.

Detailed information about investment portfolios of the underlying funds can be found in shareholder reports filed with the Securities and Exchange Commission (SEC) semi-annually on Form N-CSR and in certified portfolio holdings filed quarterly on Form N-Q, and are available for download from both the SEC‘s as well as the Funds’ website.

As of March 31, 2013, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$48,212,238
Aggregate gross unrealized depreciation	(19,053)

Net unrealized appreciation/depreciation	$48,193,185

Federal income tax cost of investments	$400,274,304

JPMorgan SmartRetirement 2050 Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2013 (Unaudited) (continued)

The various inputs that are used in determining the fair value of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical securities

•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in the aggregate that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table represents each valuation input as presented on the Schedule of Portfolio Investments (“SOI”):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total

Total Investments in Securities (a)	$442,702,766	$5,764,723	$—	$448,467,489
Appreciation in Other Financial Instruments
Futures Contracts	$1,330,465	$—	$—	$1,330,465
Depreciation in Other Financial Instruments
Futures Contracts	$(1,045,030)	$—	$—	$(1,045,030)

(a)	All portfolio holdings designated as Level 1and Level 2 are disclosed individually in the SOI. Level 2 consists of a U.S. Treasury Note that is held for futures collateral. Please refer to the SOI for industry specifics of portfolio holdings.

There were no transfers between Levels 1 and 2 during the period ended March 31, 2013.

JPMorgan SmartRetirement 2055 Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2013 (Unaudited)

SHARES	SECURITY DESCRIPTION	VALUE($)
Investment Companies — 97.0% (b)
	Alternative Assets — 5.8%
17,286	JPMorgan International Realty Fund, Class R5 Shares	180,464
30,082	JPMorgan Realty Income Fund, Class R5 Shares	367,909

	Total Alternative Assets	548,373

	Fixed Income — 7.4%
1,108	JPMorgan Core Bond Fund, Class R6 Shares	13,309
181	JPMorgan Corporate Bond Fund, Class R6 Shares	1,800
13,624	JPMorgan Emerging Markets Debt Fund, Class R6 Shares	121,931
5,535	JPMorgan Emerging Markets Local Currency Debt Fund, Class R6 Shares	57,124
60,725	JPMorgan High Yield Fund, Class R6 Shares	500,374

	Total Fixed Income	694,538

	International Equity — 30.2%
31,733	JPMorgan Emerging Economies Fund, Class R5 Shares	437,593
22,715	JPMorgan Emerging Markets Equity Fund, Institutional Class Shares	541,755
48,677	JPMorgan International Equity Fund, Class R6 Shares	715,062
52,940	JPMorgan International Opportunities Fund, Class R6 Shares	722,096
24,153	JPMorgan Intrepid International Fund, Institutional Class Shares	426,309

	Total International Equity	2,842,815

	Money Market — 0.9%
88,522	JPMorgan Prime Money Market Fund, Institutional Class Shares, 0.050% (l) (m)	88,522

	U.S. Equity — 52.7%
77,615	JPMorgan Disciplined Equity Fund, Class R6 Shares	1,529,008
57,148	JPMorgan Growth Advantage Fund, Class R5 Shares	638,340
24,446	JPMorgan Intrepid America Fund, Class R5 Shares	709,924
11,526	JPMorgan Mid Cap Core Fund, Class R6 Shares	232,026
1,510	JPMorgan Small Cap Equity Fund, Class R5 Shares	66,066
17,941	JPMorgan Small Cap Growth Fund, Class R6 Shares (a)	235,021
9,531	JPMorgan Small Cap Value Fund, Class R6 Shares	230,084
55,452	JPMorgan U.S. Equity Fund, Class R6 Shares	688,159
26,538	JPMorgan Value Advantage Fund, Institutional Class Shares	632,656

	Total U.S. Equity	4,961,284

	Total Investments — 97.0% (Cost $8,571,409)	9,135,532
	Other Assets in Excess of Liabilities — 3.0%	284,896

	NET ASSETS — 100.0%	$9,420,428

Percentages indicated are based on net assets.

JPMorgan SmartRetirement 2055 Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2013 (Unaudited) (continued)

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS:

(a)	—	Non-income producing security.
(b)	—	Investment in affiliate. Fund is registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(l)	—	The rate shown is the current yield as of March 31, 2013.
(m)	—	All or a portion of this security is reserved and/or pledged with the custodian for current or potential holdings of futures, swaps, options, TBAs, when-issued securities, delayed delivery securities, reverse repurchase agreements, unfunded commitments and/or forward foreign currency exchange contracts.

Detailed information about investment portfolios of the underlying funds can be found in shareholder reports filed with the Securities and Exchange Commission (SEC) semi-annually on Form N-CSR and in certified portfolio holdings filed quarterly on Form N-Q, and are available for download from both the SEC’s as well as the Funds’ website.

As of March 31, 2013, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$564,648
Aggregate gross unrealized depreciation	(525)

Net unrealized appreciation/depreciation	$564,123

Federal income tax cost of investments	$8,571,409

The various inputs that are used in determining the fair value of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical securities

•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in the aggregate that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table represents each valuation input as presented on the Schedule of Portfolio Investments (“SOI”):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$9,135,532	$—	$—	$9,135,532

(a)	All portfolio holdings designated as Level 1 are disclosed individually in the SOI. Please refer to the SOI for industry specifics of portfolio holdings.

There were no transfers between Levels 1 and 2 during the period ended March 31, 2013.

JPMorgan SmartRetirement Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2013 (Unaudited)

SHARES	SECURITY DESCRIPTION	VALUE($)
Investment Companies — 99.2%
	Alternative Assets — 3.8%
700,967	JPMorgan Commodities Strategy Fund, Class R6 Shares (a) (b)	10,241,126
690,895	JPMorgan International Realty Fund, Class R5 Shares (b)	7,212,947
792,841	JPMorgan Realty Income Fund, Class R5 Shares (b)	9,696,448

	Total Alternative Assets	27,150,521

	Fixed Income — 55.4%
16,336,807	JPMorgan Core Bond Fund, Class R6 Shares (b)	196,205,050
2,716,298	JPMorgan Corporate Bond Fund, Class R6 Shares (b)	27,000,000
2,647,824	JPMorgan Emerging Markets Debt Fund, Class R6 Shares (b)	23,698,026
737,684	JPMorgan Emerging Markets Local Currency Debt Fund, Class R6 Shares (b)	7,612,900
8,200,832	JPMorgan High Yield Fund, Class R6 Shares (b)	67,574,857
4,350,632	JPMorgan Inflation Managed Bond Fund, Class R6 Shares (b)	47,117,345
2,205,148	JPMorgan Real Return Fund, Institutional Class Shares (b)	23,837,646

	Total Fixed Income	393,045,824

	International Equity — 11.1%
684,203	JPMorgan Emerging Economies Fund, Class R5 Shares (b)	9,435,158
417,096	JPMorgan Emerging Markets Equity Fund, Institutional Class Shares (b)	9,947,734
1,357,215	JPMorgan International Equity Fund, Class R6 Shares (b)	19,937,485
1,469,166	JPMorgan International Opportunities Fund, Class R6 Shares (b)	20,039,430
580,731	JPMorgan Intrepid International Fund, Institutional Class Shares (b)	10,249,898
185,088	SPDR S&P Global Natural Resources ETF	9,304,374

	Total International Equity	78,914,079

	Money Market — 9.1%
64,774,460	JPMorgan Prime Money Market Fund, Institutional Class Shares 0.050% (b) (l) (m)	64,774,460

	U.S. Equity — 19.8%
3,023,063	JPMorgan Disciplined Equity Fund, Class R6 Shares (b)	59,554,344
1,556,289	JPMorgan Growth Advantage Fund, Class R5 Shares (b)	17,383,753
518,004	JPMorgan Intrepid America Fund, Class R5 Shares (b)	15,042,847
565,984	JPMorgan Mid Cap Core Fund, Class R6 Shares (b)	11,393,250
45,817	JPMorgan Small Cap Equity Fund, Class R5 Shares (b)	2,004,484
208,746	JPMorgan Small Cap Growth Fund, Class R6 Shares (b)	2,734,571
114,549	JPMorgan Small Cap Value Fund, Class R6 Shares (b)	2,765,216
652,345	JPMorgan U.S. Equity Fund, Class R6 Shares (b)	8,095,596
892,827	JPMorgan Value Advantage Fund, Institutional Class Shares (b)	21,285,001

	Total U.S. Equity	140,259,062

	Total Investment Companies (Cost $641,570,493)	704,143,946

PRINCIPAL AMOUNT($)
U.S. Treasury Obligation — 0.6%
3,990,000	U.S. Treasury Note, 0.250%, 01/31/14 (k) (Cost $3,992,566)	3,993,272

	Total Investments — 99.8% (Cost $645,563,059)	708,137,218
	Other Assets in Excess of Liabilities — 0.2%	1,403,205

	NET ASSETS — 100.0%	$709,540,423

Percentages indicated are based on net assets.

JPMorgan SmartRetirement Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2013 (Unaudited) (continued)

Futures Contracts

NUMBER OF CONTRACTS	DESCRIPTION	EXPIRATION DATE	NOTIONAL VALUE AT 03/31/13	NET UNREALIZED APPRECIATION (DEPRECIATION)
	Long Futures Outstanding
92	Amsterdam Exchanges Index	04/19/13	$8,193,790	$(75,750)
13	Hang Seng Index	04/29/13	1,868,639	11,717
68	TOPIX Index	06/13/13	7,516,227	343,722
44	10 Year Australian Government Bond	06/17/13	5,570,620	70,995
26	S&P/Toronto 60 Index	06/20/13	3,731,142	(36,710)
31	DAX Index	06/21/13	7,749,280	(163,662)
282	Dow Jones Euro STOXX 50 Index	06/21/13	9,232,242	(293,286)
7	E-mini Russell 2000	06/21/13	664,230	17,101
54	E-mini S&P 500	06/21/13	4,219,290	77,282
	Short Futures Outstanding
(98)	CAC 40 10 Euro	04/19/13	(4,688,187)	113,013
(280)	OMXS30 Index	04/19/13	(5,113,135)	(47,875)
(137)	10 Year U.S. Treasury Note	06/19/13	(18,081,859)	(115,906)
(104)	FTSE 100 Index	06/21/13	(10,036,028)	85,555
(64)	5 Year U.S. Treasury Note	06/28/13	(7,939,500)	(38,061)

				$(51,865)

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS:

ETF	—	Exchange Traded Fund
SPDR	—	Standard & Poor’s Depositary Receipts
(a)	—	Non-income producing security.
(b)	—	Investment in affiliate. Fund is registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(k)	—	All or a portion of this security is deposited with the broker as collateral for futures or with brokers as initial margin for futures contracts.
(l)	—	The rate shown is the current yield as of March 31, 2013.
(m)	—	All or a portion of this security is reserved and/or pledged with the custodian for current or potential holdings of futures, swaps, options, TBAs, when-issued securities, delayed delivery securities, reverse repurchase agreements, unfunded commitments and/or forward foreign currency exchange contracts.

Detailed information about investment portfolios of the underlying funds can be found in shareholder reports filed with the Securities and Exchange Commission (SEC) semi-annually on Form N-CSR and in certified portfolio holdings filed quarterly on Form N-Q, and are available for download from both the SEC’s as well as the Funds’ website.

JPMorgan SmartRetirement Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2013 (Unaudited) (continued)

As of March 31, 2013, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$63,141,791
Aggregate gross unrealized depreciation	(567,632)

Net unrealized appreciation/depreciation	$62,574,159

Federal income tax cost of investments	$645,563,059

The various inputs that are used in determining the fair value of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical securities

•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in the aggregate that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table represents each valuation input as presented on the Schedule of Portfolio Investments (“SOI”):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$704,143,946	$3,993,272	$—	$708,137,218
Appreciation in Other Financial Instruments
Futures Contracts	$719,385	$—	$—	$719,385
Depreciation in Other Financial Instruments
Futures Contracts	$(771,250)	$—	$—	$(771,250)

(a)	All portfolio holdings designated as Level 1 and Level 2 are disclosed individually in the SOI. Level 2 consists of a U.S. Treasury Note that is held for futures collateral. Please refer to the SOI for the asset class specifics of portfolio holdings.

There were no transfers between Levels 1 and 2 during the period ended March 31, 2013.

JPMorgan SmartRetirement Blend 2015 Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2013 (Unaudited)

SHARES	SECURITY DESCRIPTION	VALUE($)
Investment Companies — 99.5%
	Alternative Assets — 4.5%
8,356	JPMorgan Commodities Strategy Fund, Class R6 Shares (a) (b)	122,087
16,444	JPMorgan International Realty Fund, Class R5 Shares (b)	171,670
22,279	JPMorgan Realty Income Fund, Class R5 Shares (b)	272,478

	Total Alternative Assets	566,235

	Fixed Income — 48.2%
2,215	iShares Barclays TIPS Bond Fund	268,569
16,734	iShares Core Total U.S. Bond Market ETF	1,852,956
138,034	JPMorgan Core Bond Fund, Class R6 Shares (b)	1,657,788
22,133	JPMorgan Corporate Bond Fund, Class R6 Shares (b)	220,000
45,695	JPMorgan Emerging Markets Debt Fund, Class R6 Shares (b)	408,973
12,913	JPMorgan Emerging Markets Local Currency Debt Fund, Class R6 Shares (b)	133,260
122,223	JPMorgan High Yield Fund, Class R6 Shares (b)	1,007,121
51,547	JPMorgan Inflation Managed Bond Fund, Class R6 Shares (b)	558,259

	Total Fixed Income	6,106,926

	International Equity — 15.6%
21,768	iShares MSCI EAFE Index Fund	1,283,877
5,957	iShares MSCI Emerging Markets Index Fund	254,840
10,952	JPMorgan Emerging Economies Fund, Class R5 Shares (b)	151,029
7,583	JPMorgan Emerging Markets Equity Fund, Institutional Class Shares (b)	180,852
2,243	SPDR S&P Global Natural Resources ETF	112,756

	Total International Equity	1,983,354

	Money Market — 3.7%
463,575	JPMorgan Prime Money Market Fund, Institutional Class Shares, 0.050% (b) (l) (m)	463,575

	U.S. Equity — 27.5%
3,136	iShares Russell 2000 Index Fund	295,599
3,107	iShares Russell Midcap Index Fund	395,490
38,964	Vanguard S&P 500 ETF	2,791,381

	Total U.S. Equity	3,482,470

	Total Investments — 99.5% (Cost $12,442,557)	12,602,560
	Other Assets in Excess of Liabilities — 0.5%	63,465

	NET ASSETS — 100.0%	$12,666,025

Percentages indicated are based on net assets.

JPMorgan SmartRetirement Blend 2015 Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2013 (Unaudited) (continued)

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS:

EAFE	—	Europe, Australasia, and Far East
ETF	—	Exchange Traded Fund
MSCI	—	Morgan Stanley Capital International
SPDR	—	Standard & Poor’s Depositary Receipts
TIPS	—	Treasury Inflation Protected Security
(a)	—	Non-income producing security.
(b)	—	Investment in affiliate. Fund is registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(l)	—	The rate shown is the current yield as of March 31, 2013.
(m)	—	All or a portion of this security is reserved and/or pledged with the custodian for current or potential holdings of futures, swaps, options, TBAs, when-issued securities, delayed delivery securities, reverse repurchase agreements, unfunded commitments and/or forward foreign currency exchange contracts.

Detailed information about investment portfolios of the underlying funds can be found in shareholder reports filed with the Securities and Exchange Commission (SEC) semi-annually on Form N-CSR and in certified portfolio holdings filed quarterly on Form N-Q, and are available for download from both the SEC’s as well as the Funds’ website.

As of March 31, 2013, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$182,195
Aggregate gross unrealized depreciation	(22,192)

Net unrealized appreciation/depreciation	$160,003

Federal income tax cost of investments	$12,442,557

JPMorgan SmartRetirement Blend 2015 Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2013 (Unaudited) (continued)

The various inputs that are used in determining the fair value of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical securities

•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in the aggregate that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table represents each valuation input as presented on the Schedule of Portfolio Investments (“SOI”):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$12,602,560	$—	$—	$12,602,560

(a)	All portfolio holdings designated as Level 1 are disclosed individually in the SOI. Please refer to the SOI for asset class specifics of portfolio holdings.

There were no transfers between Levels 1 and 2 during the period ended March 31, 2013.

JPMorgan SmartRetirement Blend 2020 Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2013 (Unaudited)

SHARES	SECURITY DESCRIPTION	VALUE($)
Investment Companies — 100.6%
	Alternative Assets — 4.5%
2,417	JPMorgan Commodities Strategy Fund, Class R6 Shares (a) (b)	35,314
28,055	JPMorgan International Realty Fund, Class R5 Shares (b)	292,895
38,813	JPMorgan Realty Income Fund, Class R5 Shares (b)	474,678

	Total Alternative Assets	802,887

	Fixed Income — 40.1%
685	iShares Barclays TIPS Bond Fund	83,056
21,749	iShares Core Total U.S. Bond Market ETF	2,408,267
182,882	JPMorgan Core Bond Fund, Class R6 Shares (b)	2,196,418
30,181	JPMorgan Corporate Bond Fund, Class R6 Shares (b)	300,000
55,525	JPMorgan Emerging Markets Debt Fund, Class R6 Shares (b)	496,946
13,655	JPMorgan Emerging Markets Local Currency Debt Fund, Class R6 Shares (b)	140,919
155,259	JPMorgan High Yield Fund, Class R6 Shares (b)	1,279,337
18,930	JPMorgan Inflation Managed Bond Fund, Class R6 Shares (b)	205,014

	Total Fixed Income	7,109,957

	International Equity — 20.1%
39,000	iShares MSCI EAFE Index Fund	2,300,220
13,038	iShares MSCI Emerging Markets Index Fund	557,766
22,074	JPMorgan Emerging Economies Fund, Class R5 Shares (b)	304,401
15,452	JPMorgan Emerging Markets Equity Fund, Institutional Class Shares (b)	368,522
601	SPDR S&P Global Natural Resources ETF	30,212

	Total International Equity	3,561,121

	Money Market — 0.4%
69,988	JPMorgan Prime Money Market Fund, Institutional Class Shares, 0.050% (b) (l) (m)	69,988

	U.S. Equity — 35.5%
5,916	iShares Russell 2000 Index Fund	557,642
5,652	iShares Russell Midcap Index Fund	719,443
70,116	Vanguard S&P 500 ETF	5,023,110

	Total U.S. Equity	6,300,195

	Total Investments — 100.6% (Cost $17,580,465)	17,844,148
	Liabilities in Excess of Other Assets — (0.6)%	(99,871)

	NET ASSETS — 100.0%	$17,744,277

Percentages indicated are based on net assets.

JPMorgan SmartRetirement Blend 2020 Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2013 (Unaudited) (continued)

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS:

EAFE	—	Europe, Australasia, and Far East
ETF	—	Exchange Traded Fund
MSCI	—	Morgan Stanley Capital International
SPDR	—	Standard & Poor’s Depositary Receipts
TIPS	—	Treasury Inflation Protected Security
(a)	—	Non-income producing security.
(b)	—	Investment in affiliate. Fund is registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(l)	—	The rate shown is the current yield as of March 31, 2013.
(m)	—	All or a portion of this security is reserved and/or pledged with the custodian for current or potential holdings of futures, swaps, options, TBAs, when-issued securities, delayed delivery securities, reverse repurchase agreements, unfunded commitments and/or forward foreign currency exchange contracts.

Detailed information about investment portfolios of the underlying funds can be found in shareholder reports filed with the Securities and Exchange Commission (SEC) semi-annually on Form N-CSR and in certified portfolio holdings filed quarterly on Form N-Q, and are available for download from both the SEC’s as well as the Funds’ website.

As of March 31, 2013, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$295,432
Aggregate gross unrealized depreciation	(31,749)

Net unrealized appreciation/depreciation	$263,683

Federal income tax cost of investments	$17,580,465

JPMorgan SmartRetirement Blend 2020 Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2013 (Unaudited) (continued)

The various inputs that are used in determining the fair value of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical securities

•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in the aggregate that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table represents each valuation input as presented on the Schedule of Portfolio Investments (“SOI”):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$17,844,148	$—	$—	$17,844,148

(a)	All portfolio holdings designated as Level 1 are disclosed individually in the SOI. Please refer to the SOI for asset class specifics of portfolio holdings.

There were no transfers between Levels 1 and 2 during the period ended March 31, 2013.

JPMorgan SmartRetirement Blend 2025 Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2013 (Unaudited)

SHARES	SECURITY DESCRIPTION	VALUE($)
Investment Companies — 100.0%
	Alternative Assets — 4.8%
24,416	JPMorgan International Realty Fund, Class R5 Shares (b)	254,898
35,421	JPMorgan Realty Income Fund, Class R5 Shares (b)	433,202

	Total Alternative Assets	688,100

	Fixed Income — 30.1%
13,111	iShares Core Total U.S. Bond Market ETF	1,451,781
106,561	JPMorgan Core Bond Fund, Class R6 Shares (b)	1,279,794
19,115	JPMorgan Corporate Bond Fund, Class R6 Shares (b)	190,000
39,716	JPMorgan Emerging Markets Debt Fund, Class R6 Shares (b)	355,458
10,073	JPMorgan Emerging Markets Local Currency Debt Fund, Class R6 Shares (b)	103,949
116,947	JPMorgan High Yield Fund, Class R6 Shares (b)	963,644

	Total Fixed Income	4,344,626

	International Equity — 23.3%
36,902	iShares MSCI EAFE Index Fund	2,176,480
13,072	iShares MSCI Emerging Markets Index Fund	559,220
21,135	JPMorgan Emerging Economies Fund, Class R5 Shares (b)	291,445
14,289	JPMorgan Emerging Markets Equity Fund, Institutional Class Shares (b)	340,793

	Total International Equity	3,367,938

	Money Market — 0.6%
84,412	JPMorgan Prime Money Market Fund, Institutional Class Shares, 0.050% (b) (l) (m)	84,412

	U.S. Equity — 41.2%
5,400	iShares Russell 2000 Index Fund	509,004
5,401	iShares Russell Midcap Index Fund	687,493
66,398	Vanguard S&P 500 ETF	4,756,753

	Total U.S. Equity	5,953,250

	Total Investments — 100.0% (Cost $14,183,806)	14,438,326
	Liabilities in Excess of Other Assets — 0.0% (g)	(1,507)

	NET ASSETS — 100.0%	$14,436,819

Percentages indicated are based on net assets.

JPMorgan SmartRetirement Blend 2025 Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2013 (Unaudited) (continued)

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS:

EAFE	—	Europe, Australasia, and Far East
ETF	—	Exchange Traded Fund
MSCI	—	Morgan Stanley Capital International
(b)	—	Investment in affiliate. Fund is registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(g)	—	Amount rounds to less than 0.1%.
(l)	—	The rate shown is the current yield as of March 31, 2013.
(m)	—	All or a portion of this security is reserved and/or pledged with the custodian for current or potential holdings of futures, swaps, options, TBAs, when-issued securities, delayed delivery securities, reverse repurchase agreements, unfunded commitments and/or forward foreign currency exchange contracts.

Detailed information about investment portfolios of the underlying funds can be found in shareholder reports filed with the Securities and Exchange Commission (SEC) semi-annually on Form N-CSR and in certified portfolio holdings filed quarterly on Form N-Q, and are available for download from both the SEC’s as well as the Funds’ website.

As of March 31, 2013, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$280,595
Aggregate gross unrealized depreciation	(26,075)

Net unrealized appreciation/depreciation	$254,520

Federal income tax cost of investments	$14,183,806

JPMorgan SmartRetirement Blend 2025 Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2013 (Unaudited) (continued)

The various inputs that are used in determining the fair value of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical securities

•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in the aggregate that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table represents each valuation input as presented on the Schedule of Portfolio Investments (“SOI”):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$14,438,326	$—	$—	$14,438,326

(a)	All portfolio holdings designated as Level 1 are disclosed individually in the SOI. Please refer to the SOI for asset class specifics of portfolio holdings.

There were no transfers between Levels 1 and 2 during the period ended March 31, 2013.

JPMorgan SmartRetirement Blend 2030 Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2013 (Unaudited)

SHARES	SECURITY DESCRIPTION	VALUE($)
Investment Companies — 99.7%
	Alternative Assets — 5.2%
13,840	JPMorgan International Realty Fund, Class R5 Shares (b)	144,490
22,184	JPMorgan Realty Income Fund, Class R5 Shares (b)	271,315

	Total Alternative Assets	415,805

	Fixed Income — 21.5%
4,465	iShares Core Total U.S. Bond Market ETF	494,409
37,832	JPMorgan Core Bond Fund, Class R6 Shares (b)	454,365
7,042	JPMorgan Corporate Bond Fund, Class R6 Shares (b)	70,000
17,731	JPMorgan Emerging Markets Debt Fund, Class R6 Shares (b)	158,693
4,466	JPMorgan Emerging Markets Local Currency Debt Fund, Class R6 Shares (b)	46,091
58,667	JPMorgan High Yield Fund, Class R6 Shares (b)	483,415

	Total Fixed Income	1,706,973

	International Equity — 26.1%
22,686	iShares MSCI EAFE Index Fund	1,338,021
8,140	iShares MSCI Emerging Markets Index Fund	348,229
12,301	JPMorgan Emerging Economies Fund, Class R5 Shares (b)	169,631
8,805	JPMorgan Emerging Markets Equity Fund, Institutional Class Shares (b)	210,000

	Total International Equity	2,065,881

	Money Market — 0.5%
36,325	JPMorgan Prime Money Market Fund, Institutional Class Shares, 0.050% (b) (l) (m)	36,325

	U.S. Equity — 46.4%
3,355	iShares Russell 2000 Index Fund	316,242
3,247	iShares Russell Midcap Index Fund	413,311
41,053	Vanguard S&P 500 ETF	2,941,037

	Total U.S. Equity	3,670,590

	Total Investments — 99.7% (Cost $7,707,500)	7,895,574
	Other Assets in Excess of Liabilities — 0.3%	20,934

	NET ASSETS — 100.0%	$7,916,508

Percentages indicated are based on net assets.

JPMorgan SmartRetirement Blend 2030 Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2013 (Unaudited) (continued)

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS:

EAFE	—	Europe, Australasia, and Far East
ETF	—	Exchange Traded Fund
MSCI	—	Morgan Stanley Capital International

(b)	—	Investment in affiliate. Fund is registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(l)	—	The rate shown is the current yield as of March 31, 2013.
(m)	—	All or a portion of this security is reserved and/or pledged with the custodian for current or potential holdings of futures, swaps, options, TBAs, when-issued securities, delayed delivery securities, reverse repurchase agreements, unfunded commitments and/or forward foreign currency exchange contracts.

Detailed information about investment portfolios of the underlying funds can be found in shareholder reports filed with the Securities and Exchange Commission (SEC) semi-annually on Form N-CSR and in certified portfolio holdings filed quarterly on Form N-Q, and are available for download from both the SEC’s as well as the Funds’ website.

As of March 31, 2013, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$200,357
Aggregate gross unrealized depreciation	(12,283)

Net unrealized appreciation/depreciation	$188,074

Federal income tax cost of investments	$7,707,500

The various inputs that are used in determining the fair value of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical securities

•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in the aggregate that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table represents each valuation input as presented on the Schedule of Portfolio Investments (“SOI”):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$7,895,574	$—	$—	$7,895,574

(a)	All portfolio holdings designated as Level 1 are disclosed individually in the SOI. Please refer to the SOI for asset class specifics of portfolio holdings.

There were no transfers between Levels 1 and 2 during the period ended March 31, 2013.

JPMorgan SmartRetirement Blend 2035 Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2013 (Unaudited)

SHARES	SECURITY DESCRIPTION	VALUE($)
Investment Companies — 99.1%
	Alternative Assets — 5.7%
4,645	JPMorgan International Realty Fund, Class R5 Shares (b)	48,495
8,074	JPMorgan Realty Income Fund, Class R5 Shares (b)	98,741

	Total Alternative Assets	147,236

	Fixed Income — 14.1%
693	iShares Core Total U.S. Bond Market ETF	76,736
5,736	JPMorgan Core Bond Fund, Class R6 Shares (b)	68,891
1,207	JPMorgan Corporate Bond Fund, Class R6 Shares (b)	12,000
4,257	JPMorgan Emerging Markets Debt Fund, Class R6 Shares (b)	38,096
1,695	JPMorgan Emerging Markets Local Currency Debt Fund, Class R6 Shares (b)	17,492
17,763	JPMorgan High Yield Fund, Class R6 Shares (b)	146,365

	Total Fixed Income	359,580

	International Equity — 28.4%
8,088	iShares MSCI EAFE Index Fund	477,030
2,840	iShares MSCI Emerging Markets Index Fund	121,495
4,045	JPMorgan Emerging Economies Fund, Class R5 Shares (b)	55,786
3,036	JPMorgan Emerging Markets Equity Fund, Institutional Class Shares (b)	72,413

	Total International Equity	726,724

	Money Market — 0.5%
12,521	JPMorgan Prime Money Market Fund, Institutional Class Shares, 0.050% (b) (l) (m)	12,521

	U.S. Equity — 50.4%
1,176	iShares Russell 2000 Index Fund	110,850
1,122	iShares Russell Midcap Index Fund	142,819
14,446	Vanguard S&P 500 ETF	1,034,912

	Total U.S. Equity	1,288,581

	Total Investments — 99.1% (Cost $2,413,792)	2,534,642
	Other Assets in Excess of Liabilities — 0.9%	22,323

	NET ASSETS — 100.0%	$2,556,965

Percentages indicated are based on net assets.

JPMorgan SmartRetirement Blend 2035 Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2013 (Unaudited) (continued)

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS:

EAFE	—	Europe, Australasia, and Far East
ETF	—	Exchange Traded Fund
MSCI	—	Morgan Stanley Capital International

(b)	—	Investment in affiliate. Fund is registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(l)	—	The rate shown is the current yield as of March 31, 2013.
(m)	—	All or a portion of this security is reserved and/or pledged with the custodian for current or potential holdings of futures, swaps, options, TBAs, when-issued securities, delayed delivery securities, reverse repurchase agreements, unfunded commitments and/or forward foreign currency exchange contracts.

Detailed information about investment portfolios of the underlying funds can be found in shareholder reports filed with the Securities and Exchange Commission (SEC) semi-annually on Form N-CSR and in certified portfolio holdings filed quarterly on Form N-Q, and are available for download from both the SEC‘s as well as the Funds’ website.

As of March 31, 2013, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$124,925
Aggregate gross unrealized depreciation	(4,075)

Net unrealized appreciation/depreciation	$120,850

Federal income tax cost of investments	$2,413,792

JPMorgan SmartRetirement Blend 2035 Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2013 (Unaudited) (continued)

The various inputs that are used in determining the fair value of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical securities

•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in the aggregate that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table represents each valuation input as presented on the Schedule of Portfolio Investments (“SOI”):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$2,534,642	$—	$—	$2,534,642

(a)	All portfolio holdings designated as Level 1 are disclosed individually in the SOI. Please refer to the SOI for asset class specifics of portfolio holdings.

There were no transfers between Levels 1 and 2 during the period ended March 31, 2013.

JPMorgan SmartRetirement Blend 2040 Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2013 (Unaudited)

SHARES	SECURITY DESCRIPTION	VALUE($)
Investment Companies — 98.9%
	Alternative Assets — 6.0%
3,206	JPMorgan International Realty Fund, Class R5 Shares (b)	33,471
5,166	JPMorgan Realty Income Fund, Class R5 Shares (b)	63,185

	Total Alternative Assets	96,656

	Fixed Income — 11.0%
239	iShares Core Total U.S. Bond Market ETF	26,465
2,370	JPMorgan Core Bond Fund, Class R6 Shares (b)	28,463
553	JPMorgan Corporate Bond Fund, Class R6 Shares (b)	5,500
2,439	JPMorgan Emerging Markets Debt Fund, Class R6 Shares (b)	21,829
772	JPMorgan Emerging Markets Local Currency Debt Fund, Class R6 Shares (b)	7,972
10,683	JPMorgan High Yield Fund, Class R6 Shares (b)	88,028

	Total Fixed Income	178,257

	International Equity — 29.4%
5,283	iShares MSCI EAFE Index Fund	311,592
1,854	iShares MSCI Emerging Markets Index Fund	79,314
2,622	JPMorgan Emerging Economies Fund, Class R5 Shares (b)	36,152
1,951	JPMorgan Emerging Markets Equity Fund, Institutional Class Shares (b)	46,542

	Total International Equity	473,600

	Money Market — 0.5%
8,379	JPMorgan Prime Money Market Fund, Institutional Class Shares, 0.050% (b) (l) (m)	8,379

	U.S. Equity — 52.0%
763	iShares Russell 2000 Index Fund	71,920
722	iShares Russell Midcap Index Fund	91,904
9,411	Vanguard S&P 500 ETF	674,204

	Total U.S. Equity	838,028

	Total Investments — 98.9% (Cost $1,489,276)	1,594,920
	Other Assets in Excess of Liabilities — 1.1%	17,298

	NET ASSETS — 100.0%	$1,612,218

Percentages indicated are based on net assets.

JPMorgan SmartRetirement Blend 2040 Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2013 (Unaudited) (continued)

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS:

EAFE	—	Europe, Australasia, and Far East
ETF	—	Exchange Traded Fund
MSCI	—	Morgan Stanley Capital International

(b)	—	Investment in affiliate. Fund is registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(l)	—	The rate shown is the current yield as of March 31, 2013.
(m)	—	All or a portion of this security is reserved and/or pledged with the custodian for current or potential holdings of futures, swaps, options, TBAs, when-issued securities, delayed delivery securities, reverse repurchase agreements, unfunded commitments and/or forward foreign currency exchange contracts.

Detailed information about investment portfolios of the underlying funds can be found in shareholder reports filed with the Securities and Exchange Commission (SEC) semi-annually on Form N-CSR and in certified portfolio holdings filed quarterly on Form N-Q, and are available for download from both the SEC‘s as well as the Funds’ website.

As of March 31, 2013, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$108,450
Aggregate gross unrealized depreciation	(2,806)

Net unrealized appreciation/depreciation	$105,644

Federal income tax cost of investments	$1,489,276

JPMorgan SmartRetirement Blend 2040 Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2013 (Unaudited) (continued)

The various inputs that are used in determining the fair value of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical securities

•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in the aggregate that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table represents each valuation input as presented on the Schedule of Portfolio Investments (“SOI”):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$1,594,920	$—	$—	$1,594,920

(a)	All portfolio holdings designated as Level 1 are disclosed individually in the SOI. Please refer to the SOI for the asset class specifics of portfolio holdings.

There were no transfers between Levels 1 and 2 during the period ended March 31, 2013.

JPMorgan SmartRetirement Blend 2045 Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2013 (Unaudited)

SHARES	SECURITY DESCRIPTION	VALUE($)
Investment Companies — 98.6%
	Alternative Assets — 6.0%
2,551	JPMorgan International Realty Fund, Class R5 Shares (b)	26,630
4,370	JPMorgan Realty Income Fund, Class R5 Shares (b)	53,442

	Total Alternative Assets	80,072

	Fixed Income — 11.0%
197	iShares Core Total U.S. Bond Market ETF	21,814
1,771	JPMorgan Core Bond Fund, Class R6 Shares (b)	21,270
503	JPMorgan Corporate Bond Fund, Class R6 Shares (b)	5,000
2,039	JPMorgan Emerging Markets Debt Fund, Class R6 Shares (b)	18,251
699	JPMorgan Emerging Markets Local Currency Debt Fund, Class R6 Shares (b)	7,213
8,834	JPMorgan High Yield Fund, Class R6 Shares (b)	72,792

	Total Fixed Income	146,340

	International Equity — 29.1%
4,316	iShares MSCI EAFE Index Fund	254,558
1,448	iShares MSCI Emerging Markets Index Fund	61,946
2,300	JPMorgan Emerging Economies Fund, Class R5 Shares (b)	31,713
1,606	JPMorgan Emerging Markets Equity Fund, Institutional Class Shares (b)	38,307

	Total International Equity	386,524

	Money Market — 0.4%
5,913	JPMorgan Prime Money Market Fund, Institutional Class Shares, 0.050% (b) (l) (m)	5,913

	U.S. Equity — 52.1%
640	iShares Russell 2000 Index Fund	60,327
597	iShares Russell Midcap Index Fund	75,992
7,755	Vanguard S&P 500 ETF	555,568

	Total U.S. Equity	691,887

	Total Investments — 98.6% (Cost $1,210,614)	1,310,736
	Other Assets in Excess of Liabilities — 1.4%	19,254

	NET ASSETS — 100.0%	$1,329,990

Percentages indicated are based on net assets.

JPMorgan SmartRetirement Blend 2045 Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2013 (Unaudited) (continued)

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS:

EAFE	—	Europe, Australasia, and Far East
ETF	—	Exchange Traded Fund
MSCI	—	Morgan Stanley Capital International

(b)	—	Investment in affiliate. Fund is registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(l)	—	The rate shown is the current yield as of March 31, 2013.
(m)	—	All or a portion of this security is reserved and/or pledged with the custodian for current or potential holdings of futures, swaps, options, TBAs, when-issued securities, delayed delivery securities, reverse repurchase agreements, unfunded commitments and/or forward foreign currency exchange contracts.

Detailed information about investment portfolios of the underlying funds can be found in shareholder reports filed with the Securities and Exchange Commission (SEC) semi-annually on Form N-CSR and in certified portfolio holdings filed quarterly on Form N-Q, and are available for download from both the SEC’s as well as the Funds’ website.

As of March 31, 2013, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$102,319
Aggregate gross unrealized depreciation	(2,197)

Net unrealized appreciation/depreciation	$100,122

Federal income tax cost of investments	$1,210,614

The various inputs that are used in determining the fair value of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical securities

•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in the aggregate that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table represents each valuation input as presented on the Schedule of Portfolio Investments (“SOI”):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$1,310,736	$—	$—	$1,310,736

(a)	All portfolio holdings designated as Level 1 are disclosed individually in the SOI. Please refer to the SOI for the asset class specifics of portfolio holdings.

There were no transfers between Levels 1 and 2 during the period ended March 31, 2013.

JPMorgan SmartRetirement Blend 2050 Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2013 (Unaudited)

SHARES	SECURITY DESCRIPTION	VALUE ($)
Investment Companies — 98.6%
	Alternative Assets — 5.8%
2,367	JPMorgan International Realty Fund, Class R5 Shares (b)	24,710
4,105	JPMorgan Realty Income Fund, Class R5 Shares (b)	50,210

	Total Alternative Assets	74,920

	Fixed Income — 11.0%
200	iShares Core Total U.S. Bond Market ETF	22,146
1,704	JPMorgan Core Bond Fund, Class R6 Shares (b)	20,470
402	JPMorgan Corporate Bond Fund, Class R6 Shares (b)	4,000
1,971	JPMorgan Emerging Markets Debt Fund, Class R6 Shares (b)	17,644
751	JPMorgan Emerging Markets Local Currency Debt Fund, Class R6 Shares (b)	7,745
8,532	JPMorgan High Yield Fund, Class R6 Shares (b)	70,301

	Total Fixed Income	142,306

	International Equity — 29.2%
4,186	iShares MSCI EAFE Index Fund	246,890
1,508	iShares MSCI Emerging Markets Index Fund	64,512
2,171	JPMorgan Emerging Economies Fund, Class R5 Shares (b)	29,938
1,517	JPMorgan Emerging Markets Equity Fund, Institutional Class Shares (b)	36,171

	Total International Equity	377,511

	Money Market — 0.5%
6,542	JPMorgan Prime Money Market Fund, Institutional Class Shares, 0.050% (b) (l) (m)	6,542

	U.S. Equity — 52.1%
626	iShares Russell 2000 Index Fund	59,007
576	iShares Russell Midcap Index Fund	73,319
7,559	Vanguard S&P 500 ETF	541,527

	Total U.S. Equity	673,853

	Total Investments — 98.6% (Cost $1,176,083)	1,275,132
	Other Assets in Excess of Liabilities — 1.4%	17,948

	NET ASSETS — 100.0%	$1,293,080

Percentages indicated are based on net assets.

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS:

EAFE	—	Europe, Australasia, and Far East
ETF	—	Exchange Traded Fund
MSCI	—	Morgan Stanley Capital International
(b)	—	Investment in affiliate. Fund is registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(l)	—	The rate shown is the current yield as of March 31, 2013.
(m)	—	All or a portion of this security is reserved and/or pledged with the custodian for current or potential holdings of futures, swaps, options, TBAs, when-issued securities, delayed delivery securities, reverse repurchase agreements, unfunded commitments and/or forward foreign currency exchange contracts.

Detailed information about investment portfolios of the underlying funds can be found in shareholder reports filed with the Securities and Exchange Commission (SEC) semi-annually on Form N-CSR and in certified portfolio holdings filed quarterly on Form N-Q, and are available for download from both the SEC‘s as well as the Funds’ website.

As of March 31, 2013, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$101,403
Aggregate gross unrealized depreciation	(2,354)

Net unrealized appreciation/depreciation	$99,049

Federal income tax cost of investments	$1,176,083

JPMorgan SmartRetirement Blend 2050 Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2013 (Unaudited) (continued)

The various inputs that are used in determining the fair value of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical securities

•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in the aggregate that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table represents each valuation input as presented on the Schedule of Portfolio Investments (“SOI”):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$1,275,132	$—	$—	$1,275,132

(a)	All portfolio holdings designated as Level 1 are disclosed individually in the SOI. Please refer to the SOI for asset class specifics of portfolio holdings.

There were no transfers between Levels 1 and 2 during the period ended March 31, 2013.

JPMorgan SmartRetirement Blend 2055 Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2013 (Unaudited)

SHARES	SECURITY DESCRIPTION	VALUE ($)
Investment Companies — 98.6%
	Alternative Assets — 5.8%
2,303	JPMorgan International Realty Fund, Class R5 Shares (b)	24,044
3,699	JPMorgan Realty Income Fund, Class R5 Shares (b)	45,240

	Total Alternative Assets	69,284

	Fixed Income — 10.9%
198	iShares Core Total U.S. Bond Market ETF	21,925
1,441	JPMorgan Core Bond Fund, Class R6 Shares (b)	17,302
246	JPMorgan Corporate Bond Fund, Class R6 Shares (b)	2,450
1,897	JPMorgan Emerging Markets Debt Fund, Class R6 Shares (b)	16,980
668	JPMorgan Emerging Markets Local Currency Debt Fund, Class R6 Shares (b)	6,892
7,839	JPMorgan High Yield Fund, Class R6 Shares (b)	64,592

	Total Fixed Income	130,141

	International Equity — 29.2%
3,852	iShares MSCI EAFE Index Fund	227,191
1,368	iShares MSCI Emerging Markets Index Fund	58,523
2,038	JPMorgan Emerging Economies Fund, Class R5 Shares (b)	28,105
1,407	JPMorgan Emerging Markets Equity Fund, Institutional Class Shares (b)	33,554

	Total International Equity	347,373

	Money Market — 0.6%
7,124	JPMorgan Prime Money Market Fund, Institutional Class Shares, 0.050% (b) (l) (m)	7,124

	U.S. Equity — 52.1%
573	iShares Russell 2000 Index Fund	54,011
529	iShares Russell Midcap Index Fund	67,337
6,969	Vanguard S&P 500 ETF	499,259

	Total U.S. Equity	620,607

	Total Investments — 98.6% (Cost $1,076,703)	1,174,529
	Other Assets in Excess of Liabilities — 1.4%	17,215

	NET ASSETS — 100.0%	$1,191,744

Percentages indicated are based on net assets.

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS:

EAFE	—	Europe, Australasia, and Far East
ETF	—	Exchange Traded Fund
MSCI	—	Morgan Stanley Capital International
(b)	—	Investment in affiliate. Fund is registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(l)	—	The rate shown is the current yield as of March 31, 2013.
(m)	—	All or a portion of this security is reserved and/or pledged with the custodian for current or potential holdings of futures, swaps, options, TBAs, when-issued securities, delayed delivery securities, reverse repurchase agreements, unfunded commitments and/or forward foreign currency exchange contracts.

Detailed information about investment portfolios of the underlying funds can be found in shareholder reports filed with the Securities and Exchange Commission (SEC) semi-annually on Form N-CSR and in certified portfolio holdings filed quarterly on Form N-Q, and are available for download from both the SEC‘s as well as the Funds’ website.

As of March 31, 2013, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$100,115
Aggregate gross unrealized depreciation	(2,289)

Net unrealized appreciation/depreciation	$97,826

Federal income tax cost of investments	$1,076,703

JPMorgan SmartRetirement Blend 2055 Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2013 (Unaudited) (continued)

The various inputs that are used in determining the fair value of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical securities

•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in the aggregate that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table represents each valuation input as presented on the Schedule of Portfolio Investments (“SOI”):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$1,174,529	$—	$—	$1,174,529

(a)	All portfolio holdings designated as Level 1 are disclosed individually in the SOI. Please refer to the SOI for asset class specifics of portfolio holdings.

There were no transfers between Levels 1 and 2 during the period ended March 31, 2013.

JPMorgan SmartRetirement Blend Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2013 (Unaudited)

SHARES		SECURITY DESCRIPTION	VALUE ($)
Investment Companies — 99.3%
		Alternative Assets — 4.2%
—	(h)	Highbridge Dynamic Commodities Strategy Fund, Class R5 Shares (a) (b)	—	(h)
5,456		JPMorgan Commodities Strategy Fund, Class R6 Shares (a) (b)	79,709
5,152		JPMorgan International Realty Fund, Class R5 Shares (b)	53,788
5,732		JPMorgan Realty Income Fund, Class R5 Shares (b)	70,102

		Total Alternative Assets	203,599

		Fixed Income — 51.5%
1,312		iShares Barclays TIPS Bond Fund	159,080
6,193		iShares Core Total U.S. Bond Market ETF	685,751
48,557		JPMorgan Core Bond Fund, Class R6 Shares (b)	583,170
9,054		JPMorgan Corporate Bond Fund, Class R6 Shares (b)	90,000
18,150		JPMorgan Emerging Markets Debt Fund, Class R6 Shares (b)	162,439
5,546		JPMorgan Emerging Markets Local Currency Debt Fund, Class R6 Shares (b)	57,231
51,187		JPMorgan High Yield Fund, Class R6 Shares (b)	421,783
29,878		JPMorgan Inflation Managed Bond Fund, Class R6 Shares (b)	323,577

		Total Fixed Income	2,483,031

		International Equity — 12.4%
6,606		iShares MSCI EAFE Index Fund	389,622
1,486		iShares MSCI Emerging Markets Index Fund	63,571
2,106		JPMorgan Emerging Economies Fund, Class R5 Shares (b)	29,041
1,711		JPMorgan Emerging Markets Equity Fund, Institutional Class Shares (b)	40,799
1,465		SPDR S&P Global Natural Resources ETF	73,645

		Total International Equity	596,678

		Money Market — 9.7%
467,344		JPMorgan Prime Money Market Fund, Institutional Class Shares, 0.050% (b) (l) (m)	467,344

		U.S. Equity — 21.5%
1,164		iShares Russell 2000 Index Fund	109,719
792		iShares Russell Midcap Index Fund	100,814
11,494		Vanguard S&P 500 ETF	823,430

		Total U.S. Equity	1,033,963

		Total Investments — 99.3% (Cost $4,715,343)	4,784,615
		Other Assets in Excess of Liabilities — 0.7%	34,183

		NET ASSETS — 100.0%	$4,818,798

Percentages indicated are based on net assets.

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS:

EAFE	—	Europe, Australasia, and Far East
ETF	—	Exchange Traded Fund
MSCI	—	Morgan Stanley Capital International
SPDR	—	Standard & Poor’s Depositary Receipts
TIPS	—	Treasury Inflation Protected Security
(a)	—	Non-income producing security.
(b)	—	Investment in affiliate. Fund is registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(h)	—	Amount rounds to less than one thousand (shares or dollars).
(l)	—	The rate shown is the current yield as of March 31, 2013.
(m)	—	All or a portion of this security is reserved and/or pledged with the custodian for current or potential holdings of futures, swaps, options, TBAs, when-issued securities, delayed delivery securities, reverse repurchase agreements, unfunded commitments and/or forward foreign currency exchange contracts.

Detailed information about investment portfolios of the underlying funds can be found in shareholder reports filed with the Securities and Exchange Commission (SEC) semi-annually on Form N-CSR and in certified portfolio holdings filed quarterly on Form N-Q, and are available for download from both the SEC‘s as well as the Funds’ website.

As of March 31, 2013, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$76,225
Aggregate gross unrealized depreciation	(6,953)

Net unrealized appreciation/depreciation	$69,272

Federal income tax cost of investments	$4,715,343

JPMorgan SmartRetirement Blend Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2013 (Unaudited) (continued)

The various inputs that are used in determining the fair value of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical securities

•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in the aggregate that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table represents each valuation input as presented on the Schedule of Portfolio Investments (“SOI”):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$4,784,615	$—	$—	$4,784,615

(a)	All portfolio holdings designated as Level 1 are disclosed individually in the SOI. Please refer to the SOI for asset class specifics of portfolio holdings.

There were no transfers between Levels 1 and 2 during the period ended March 31, 2013.

JPMorgan U.S. Dynamic Plus Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2013 (Unaudited)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE ($)
Long Positions — 126.5% (j)
Common Stocks — 124.6%
Consumer Discretionary — 18.9%
	Automobiles — 0.3%
36	Ford Motor Co.	478

	Diversified Consumer Services — 2.8%
160	H&R Block, Inc.	4,711

	Hotels, Restaurants & Leisure — 3.3%
12	Bally Technologies, Inc. (a)	642
110	Brinker International, Inc.	4,135
15	Wyndham Worldwide Corp.	954

		5,731

	Household Durables — 0.5%
9	Jarden Corp. (a)	379
21	PulteGroup, Inc. (a)	433

		812

	Internet & Catalog Retail — 2.1%
61	Expedia, Inc.	3,662

	Media — 2.9%
77	Comcast Corp., Class A	3,229
4	Time Warner, Inc.	219
23	Viacom, Inc., Class B	1,430

		4,878

	Multiline Retail — 1.7%
67	Macy’s, Inc.	2,824

	Specialty Retail — 5.0%
22	American Eagle Outfitters, Inc.	413
26	GameStop Corp., Class A	713
17	Gap, Inc. (The)	595
82	Home Depot, Inc. (The)	5,696
19	PetSmart, Inc.	1,149

		8,566

	Textiles, Apparel & Luxury Goods — 0.3%
13	Hanesbrands, Inc. (a)	598

	Total Consumer Discretionary	32,260

Consumer Staples — 12.6%
	Beverages — 0.7%
26	Molson Coors Brewing Co., Class B	1,285

	Food & Staples Retailing — 4.5%
72	CVS Caremark Corp.	3,958
77	Kroger Co. (The)	2,541
27	Walgreen Co.	1,273

		7,772

	Food Products — 4.1%
9	Campbell Soup Co.	386
53	ConAgra Foods, Inc.	1,912
60	Ingredion, Inc.	4,339
3	JM Smucker Co. (The)	309

		6,946

	Household Products — 1.7%
28	Energizer Holdings, Inc.	2,834

	Personal Products — 0.4%
14	Nu Skin Enterprises, Inc., Class A	623

	Tobacco — 1.2%
23	Philip Morris International, Inc.	2,098

	Total Consumer Staples	21,558

Energy — 10.9%
	Energy Equipment & Services — 0.8%
19	National Oilwell Varco, Inc.	1,319

	Oil, Gas & Consumable Fuels — 10.1%
55	Chevron Corp.	6,497
52	ConocoPhillips	3,123
50	Exxon Mobil Corp.	4,471
15	Marathon Oil Corp.	520
24	Phillips 66	1,655
29	Western Refining, Inc.	1,040

		17,306

	Total Energy	18,625

Financials — 14.6%
	Capital Markets — 2.1%
92	American Capital Ltd. (a)	1,337
13	Goldman Sachs Group, Inc. (The)	1,854
16	Morgan Stanley	352

		3,543

	Commercial Banks — 3.2%
147	Wells Fargo & Co.	5,426

	Consumer Finance — 2.7%
104	Discover Financial Services	4,679

	Diversified Financial Services — 1.5%
60	Citigroup, Inc.	2,649

	Insurance — 3.7%
62	Allstate Corp. (The)	3,035
28	CNO Financial Group, Inc.	318
5	PartnerRe Ltd., (Bermuda)	419
7	RenaissanceRe Holdings Ltd., (Bermuda)	626

JPMorgan U.S. Dynamic Plus Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2013 (Unaudited) (continued)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE ($)
Long Positions — Continued
	Insurance — Continued
16	Travelers Cos., Inc. (The)	1,310
15	Validus Holdings Ltd., (Bermuda)	542

		6,250

	Real Estate Investment Trusts (REITs) — 1.4%
44	Extra Space Storage, Inc.	1,726
14	Realty Income Corp.	626

		2,352

	Total Financials	24,899

Health Care — 20.1%
	Biotechnology — 4.6%
55	Amgen, Inc.	5,626
18	Gilead Sciences, Inc. (a)	895
26	Vertex Pharmaceuticals, Inc. (a)	1,403

		7,924

	Health Care Equipment & Supplies — 3.9%
38	Abbott Laboratories	1,336
113	Medtronic, Inc.	5,326

		6,662

	Health Care Providers & Services — 1.2%
24	Express Scripts Holding Co. (a)	1,407
17	Omnicare, Inc.	688

		2,095

	Pharmaceuticals — 10.4%
38	AbbVie, Inc.	1,543
96	Eli Lilly & Co.	5,475
45	Merck & Co., Inc.	1,988
258	Pfizer, Inc.	7,443
45	Warner Chilcott plc, (Ireland), Class A	604
21	Zoetis, Inc. (a)	698

		17,751

	Total Health Care	34,432

Industrials — 10.1%
	Aerospace & Defense — 3.3%
36	Honeywell International, Inc.	2,733
33	Huntington Ingalls Industries, Inc.	1,758
20	Raytheon Co.	1,170

		5,661

	Air Freight & Logistics — 0.2%
4	United Parcel Service, Inc., Class B	331

	Airlines — 0.8%
87	Delta Air Lines, Inc. (a)	1,438

	Commercial Services & Supplies — 1.5%
28	Avery Dennison Corp.	1,210
108	R.R. Donnelley & Sons Co.	1,307

		2,517

	Construction & Engineering — 2.0%
94	AECOM Technology Corp. (a)	3,083
7	URS Corp.	327

		3,410

	Industrial Conglomerates — 0.2%
7	Danaher Corp.	437

	Machinery — 1.6%
42	Ingersoll-Rand plc, (Ireland)	2,291
10	Oshkosh Corp. (a)	442

		2,733

	Professional Services — 0.3%
6	Dun & Bradstreet Corp. (The)	536

	Road & Rail — 0.2%
2	Union Pacific Corp.	271

	Total Industrials	17,334

Information Technology — 24.5%
	Communications Equipment — 3.0%
577	Brocade Communications Systems, Inc. (a)	3,331
60	Cisco Systems, Inc.	1,255
7	QUALCOMM, Inc.	468

		5,054

	Computers & Peripherals — 5.3%
14	Apple, Inc.	6,123
54	EMC Corp. (a)	1,290
68	Hewlett-Packard Co.	1,618

		9,031

	Electronic Equipment, Instruments & Components — 0.3%
13	Itron, Inc. (a)	598

	Internet Software & Services — 3.3%
98	AOL, Inc. (a)	3,757
78	Yahoo!, Inc. (a)	1,835

		5,592

	IT Services — 5.4%
29	Computer Sciences Corp.	1,418
135	CoreLogic, Inc. (a)	3,489
80	Lender Processing Services, Inc.	2,028
13	Visa, Inc., Class A	2,250

		9,185

	Semiconductors & Semiconductor Equipment — 2.8%
13	Avago Technologies Ltd., (Singapore)	460

JPMorgan U.S. Dynamic Plus Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2013 (Unaudited) (continued)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE ($)
Long Positions — Continued
	Semiconductors & Semiconductor Equipment — Continued
26	Broadcom Corp., Class A	915
14	Freescale Semiconductor Ltd. (a)	210
8	KLA-Tencor Corp.	432
42	Lam Research Corp. (a)	1,733
13	Micron Technology, Inc. (a)	134
28	Texas Instruments, Inc.	990

		4,874

	Software — 4.4%
205	Microsoft Corp.	5,866
35	Oracle Corp.	1,145
21	Symantec Corp. (a)	523

		7,534

	Total Information Technology	41,868

Materials — 3.7%
	Chemicals — 2.2%
4	Axiall Corp.	255
2	CF Industries Holdings, Inc.	362
22	LyondellBasell Industries N.V., (Netherlands), Class A	1,411
12	PPG Industries, Inc.	1,666

		3,694

	Containers & Packaging — 1.5%
63	Bemis Co., Inc.	2,542

	Total Materials	6,236

Telecommunication Services — 3.1%
	Diversified Telecommunication Services — 3.1%
102	AT&T, Inc.	3,756
32	Verizon Communications, Inc.	1,590

	Total Telecommunication Services	5,346

Utilities — 6.1%
	Electric Utilities — 1.1%
97	NV Energy, Inc.	1,951

	Gas Utilities — 3.0%
132	UGI Corp.	5,053

	Independent Power Producers & Energy Traders — 1.9%
264	AES Corp. (The)	3,317

	Multi-Utilities — 0.1%
8	CenterPoint Energy, Inc.	188

	Total Utilities	10,509

	Total Common Stocks (Cost $169,947)	213,067

Short-Term Investment — 1.9%
	Investment Company — 1.9%
3,202	JPMorgan Prime Money Market Fund, Institutional Class Shares, 0.050% (b) (l) (m) (Cost $3,202)	3,202

	Total Investments — 126.5% (Cost $173,149)	216,269
	Liabilities in Excess of Other Assets — (26.5)%	(45,268)

	NET ASSETS — 100.0%	$171,001

Short Positions — 27.1%
Common Stocks — 27.1%
Consumer Discretionary — 9.7%
	Hotels, Restaurants & Leisure — 4.6%
5	Las Vegas Sands Corp.	287
34	McDonald’s Corp.	3,397
52	Starbucks Corp.	2,937
17	Yum! Brands, Inc.	1,194

		7,815

	Internet & Catalog Retail — 1.9%
12	Amazon.com, Inc. (a)	3,241

	Media — 0.4%
11	Walt Disney Co. (The)	648

	Specialty Retail — 2.8%
71	Tiffany & Co.	4,905

	Total Consumer Discretionary	16,609

Consumer Staples — 1.6%
	Food & Staples Retailing — 1.6%
52	Sysco Corp.	1,824
18	United Natural Foods, Inc. (a)	881

	Total Consumer Staples	2,705

Energy — 0.3%
	Energy Equipment & Services — 0.3%
10	FMC Technologies, Inc. (a)	531

Health Care — 6.4%
	Biotechnology — 0.4%
8	Alexion Pharmaceuticals, Inc. (a)	737

	Health Care Equipment & Supplies — 2.1%
7	Intuitive Surgical, Inc. (a)	3,537

	Pharmaceuticals — 3.9%
104	Bristol-Myers Squibb Co.	4,263

JPMorgan U.S. Dynamic Plus Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2013 (Unaudited) (continued)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE ($)
Short Positions — Continued
	Pharmaceuticals — Continued
29	Johnson & Johnson	2,362

		6,625

	Total Health Care	10,899

Industrials — 1.4%
	Commercial Services & Supplies — 0.8%
12	Stericycle, Inc. (a)	1,285

	Machinery — 0.3%
5	Caterpillar, Inc.	470

	Trading Companies & Distributors — 0.3%
11	Fastenal Co.	566

	Total Industrials	2,321

Information Technology — 5.1%
	Electronic Equipment, Instruments & Components — 2.1%
113	National Instruments Corp.	3,690

	Internet Software & Services — 0.9%
58	Facebook, Inc., Class A (a)	1,478

	IT Services — 0.3%
16	Paychex, Inc.	544

	Software — 1.8%
17	Salesforce.com, Inc. (a)	3,094

	Total Information Technology	8,806

Materials — 0.2%
	Metals & Mining — 0.2%
20	Cliffs Natural Resources, Inc.	371

Utilities — 2.4%
	Electric Utilities — 2.4%
55	Duke Energy Corp.	4,020

	Total Short Positions (Proceeds $41,578)	$46,262

Percentages indicated are based on net assets.

JPMorgan U.S. Dynamic Plus Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2013 (Unaudited) (continued)

(Amounts in thousands)

Futures Contracts

NUMBER OF CONTRACTS	DESCRIPTION	EXPIRATION DATE	NOTIONAL VALUE AT 03/31/13	NET UNREALIZED APPRECIATION (DEPRECIATION)
	Long Futures Outstanding
5	E-mini S&P 500	06/21/13	$391	$4

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS:

(a)	—	Non-income producing security.
(b)	—	Investment in affiliate. Money market fund registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(j)	—	All or a portion of these securities are segregated for short sales.
(l)	—	The rate shown is the current yield as of March 31, 2013.
(m)	—	All or a portion of this security is reserved and/or pledged with the custodian for current or potential holdings of futures, swaps, options, TBAs, when-issued securities, delayed delivery securities, reverse repurchase agreements, unfunded commitments and/or forward foreign currency exchange contracts.

As of March 31, 2013, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$44,331
Aggregate gross unrealized depreciation	(1,211)

Net unrealized appreciation/depreciation	$43,120

Federal income tax cost of investments	$173,149

JPMorgan U.S. Dynamic Plus Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2013 (Unaudited) (continued)

(Amounts in thousands)

The various inputs that are used in determining the fair value of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical securities

•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in the aggregate that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table represents each valuation input as presented on the Schedule of Portfolio Investments (“SOI”) (amounts in thousands):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$216,269	$—	$—	$216,269
Total Liabilities (a)	$(46,262)	$—	$—	$(46,262)
Appreciation in Other Financial Instruments
Futures Contracts	$4	$—	$—	$4

(a)	All portfolio holdings designated as Level 1 are disclosed individually in the SOI. Please refer to the SOI for industry specifics of portfolio holdings.

There were no transfers between Levels 1 and 2 during the period ended March 31, 2013.

JPMorgan U.S. Equity Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2013 (Unaudited)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE ($)
Common Stocks — 98.1%
Consumer Discretionary — 15.2%
	Auto Components — 1.0%
30	BorgWarner, Inc. (a)	2,347
1,976	Johnson Controls, Inc.	69,302
40	Lear Corp.	2,195
118	TRW Automotive Holdings Corp. (a)	6,487

		80,331

	Automobiles — 1.1%
3,128	General Motors Co. (a)	87,009

	Hotels, Restaurants & Leisure — 1.0%
356	Carnival Corp.	12,220
865	Royal Caribbean Cruises Ltd.	28,747
203	Starbucks Corp.	11,575
384	Yum! Brands, Inc.	27,647

		80,189

	Household Durables — 0.5%
164	Lennar Corp., Class A	6,818
21	NVR, Inc. (a)	22,347
711	PulteGroup, Inc. (a)	14,393

		43,558

	Internet & Catalog Retail — 1.6%
328	Amazon.com, Inc. (a)	87,530
343	Expedia, Inc.	20,613
30	priceline.com, Inc. (a)	20,609

		128,752

	Media — 4.8%
457	CBS Corp. (Non-Voting), Class B	21,321
2,671	Comcast Corp., Class A	112,200
68	Discovery Communications, Inc., Class A (a)	5,317
719	DISH Network Corp., Class A	27,256
52	Liberty Global, Inc., Class A (a)	3,787
203	Time Warner Cable, Inc.	19,533
3,445	Time Warner, Inc.	198,503
200	Walt Disney Co. (The)	11,334

		399,251

	Multiline Retail — 1.0%
264	Macy’s, Inc.	11,064
1,038	Target Corp.	71,039

		82,103

	Specialty Retail — 3.2%
118	AutoZone, Inc. (a)	46,712
132	Gap, Inc. (The)	4,689
1,398	Home Depot, Inc. (The)	97,524
1,211	Lowe’s Cos., Inc.	45,911
516	Ross Stores, Inc.	31,261
873	TJX Cos., Inc.	40,809

		266,906

	Textiles, Apparel & Luxury Goods — 1.0%
399	Lululemon Athletica, Inc., (Canada) (a)	24,880
195	Michael Kors Holdings Ltd., (Hong Kong) (a)	11,054
14	Ralph Lauren Corp.	2,433
263	V.F. Corp.	44,170

		82,537

	Total Consumer Discretionary	1,250,636

Consumer Staples — 7.2%
	Beverages — 1.9%
2,429	Coca-Cola Co. (The)	98,226
43	Monster Beverage Corp. (a)	2,064
750	PepsiCo, Inc.	59,353

		159,643

	Food & Staples Retailing — 0.5%
106	Costco Wholesale Corp.	11,212
292	CVS Caremark Corp.	16,057
187	Kroger Co. (The)	6,204
79	Whole Foods Market, Inc.	6,818

		40,291

	Food Products — 2.0%
767	Archer-Daniels-Midland Co.	25,871
904	General Mills, Inc.	44,581
239	Kellogg Co.	15,405
175	Kraft Foods Group, Inc.	9,021
2,337	Mondelez International, Inc., Class A	71,550

		166,428

	Household Products — 1.4%
125	Clorox Co. (The)	11,075
171	Colgate-Palmolive Co.	20,161
71	Energizer Holdings, Inc.	7,033
1,021	Procter & Gamble Co. (The)	78,681

		116,950

	Personal Products — 0.1%
70	Estee Lauder Cos., Inc. (The), Class A	4,484

	Tobacco — 1.3%
1,162	Philip Morris International, Inc.	107,770

	Total Consumer Staples	595,566

JPMorgan U.S. Equity Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2013 (Unaudited) (continued)

(Amounts in thousands)

SHARES		SECURITY DESCRIPTION	VALUE ($)
Common Stocks — Continued
Energy — 10.7%
		Energy Equipment & Services — 2.5%
147		Cameron International Corp. (a)	9,560
617		Ensco plc, (United Kingdom), Class A	37,036
84		FMC Technologies, Inc. (a)	4,560
214		National Oilwell Varco, Inc.	15,175
1,835		Schlumberger Ltd.	137,441

			203,772

		Oil, Gas & Consumable Fuels — 8.2%
496		Anadarko Petroleum Corp.	43,417
217		Apache Corp.	16,754
92		Cabot Oil & Gas Corp.	6,213
583		Cheniere Energy, Inc. (a)	16,313
1,196		Chevron Corp.	142,086
43		Concho Resources, Inc. (a)	4,229
1,142		ConocoPhillips	68,628
46		Continental Resources, Inc. (a)	4,041
139		Encana Corp., (Canada)	2,707
375		EOG Resources, Inc.	48,079
1,421		Exxon Mobil Corp.	128,032
286		Marathon Petroleum Corp.	25,621
821		Occidental Petroleum Corp.	64,359
718		Phillips 66	50,211
107		Southwestern Energy Co. (a)	3,994
201		Valero Energy Corp.	9,130
1,143		Williams Cos., Inc. (The)	42,826

			676,640

		Total Energy	880,412

Financials — 14.6%
		Capital Markets — 3.0%
344		Ameriprise Financial, Inc.	25,359
172		Goldman Sachs Group, Inc. (The)	25,281
2,460		Invesco Ltd.	71,227
2,021		Morgan Stanley	44,417
1,000		State Street Corp.	59,084
150		T. Rowe Price Group, Inc.	11,248
587		TD Ameritrade Holding Corp.	12,110

			248,726

		Commercial Banks — 2.7%
92		CIT Group, Inc. (a)	4,006
309		East West Bancorp, Inc.	7,944
1,632		Huntington Bancshares, Inc.	12,058
141		PNC Financial Services Group, Inc.	9,376
265		SunTrust Banks, Inc.	7,634
51		SVB Financial Group (a)	3,640
4,761		Wells Fargo & Co.	176,094
197		Zions Bancorp	4,929

			225,681

		Consumer Finance — 0.7%
126		American Express Co.	8,510
895		Capital One Financial Corp.	49,203

			57,713

		Diversified Financial Services — 3.9%
9,463		Bank of America Corp.	115,265
2,900		Citigroup, Inc.	128,284
633		CME Group, Inc.	38,888
233		IntercontinentalExchange, Inc. (a)	37,954
12		Moody’s Corp.	651

			321,042

		Insurance — 3.5%
1,191		ACE Ltd., (Switzerland)	105,936
416		Aflac, Inc.	21,638
167		American International Group, Inc. (a)	6,474
221		Aon plc, (United Kingdom)	13,587
270		Axis Capital Holdings Ltd., (Bermuda)	11,241
189		Everest Re Group Ltd., (Bermuda)	24,497
504		Hartford Financial Services Group, Inc.	12,995
2,003		MetLife, Inc.	76,153
70		PartnerRe Ltd., (Bermuda)	6,508
120		Prudential Financial, Inc.	7,099

			286,128

		Real Estate Investment Trusts (REITs) — 0.8%
164		American Tower Corp.	12,605
33		AvalonBay Communities, Inc.	4,178
102		Boston Properties, Inc.	10,353
386		CBL & Associates Properties, Inc.	9,105
118		Post Properties, Inc.	5,545
–	(h)	Public Storage	30
144		Simon Property Group, Inc.	22,850

			64,666

		Total Financials	1,203,956

Health Care — 14.4%
		Biotechnology — 4.1%
281		Alexion Pharmaceuticals, Inc. (a)	25,929
695		Biogen Idec, Inc. (a)	133,983
701		Celgene Corp. (a)	81,235
548		Gilead Sciences, Inc. (a)	26,801
373		Onyx Pharmaceuticals, Inc. (a)	33,117

JPMorgan U.S. Equity Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2013 (Unaudited) (continued)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE ($)
Common Stocks — Continued
	Biotechnology — Continued
75	Regeneron Pharmaceuticals, Inc. (a)	13,257
493	Vertex Pharmaceuticals, Inc. (a)	27,098

		341,420

	Health Care Equipment & Supplies — 1.8%
174	Baxter International, Inc.	12,637
3,701	Boston Scientific Corp. (a)	28,904
525	CareFusion Corp. (a)	18,383
828	Covidien plc, (Ireland)	56,142
69	Intuitive Surgical, Inc. (a)	34,098

		150,164

	Health Care Providers & Services — 2.7%
106	Aetna, Inc.	5,424
537	Cardinal Health, Inc.	22,359
98	Catamaran Corp. (a)	5,184
96	Cigna Corp.	6,011
328	DaVita HealthCare Partners, Inc. (a)	38,841
438	Humana, Inc.	30,296
1,965	UnitedHealth Group, Inc.	112,431

		220,546

	Health Care Technology — 0.3%
222	Cerner Corp. (a)	21,046

	Life Sciences Tools & Services — 0.2%
94	Mettler-Toledo International, Inc. (a)	19,968

	Pharmaceuticals — 5.3%
230	Allergan, Inc.	25,654
954	Bristol-Myers Squibb Co.	39,309
2,583	Johnson & Johnson	210,609
2,580	Merck & Co., Inc.	114,134
26	Novo Nordisk A/S, (Denmark), ADR	4,222
705	Pfizer, Inc.	20,339
243	Valeant Pharmaceuticals International, Inc., (Canada) (a)	18,214
203	Warner Chilcott plc, (Ireland), Class A	2,745

		435,226

	Total Health Care	1,188,370

Industrials — 10.4%
	Aerospace & Defense — 3.4%
1,117	Honeywell International, Inc.	84,156
33	Precision Castparts Corp.	6,263
2,045	United Technologies Corp.	191,045

		281,464

	Airlines — 0.1%
329	Southwest Airlines Co.	4,429

	Building Products — 0.4%
112	Fortune Brands Home & Security, Inc. (a)	4,201
1,191	Masco Corp.	24,122

		28,323

	Commercial Services & Supplies — 0.4%
1,030	Tyco International Ltd., (Switzerland)	32,960

	Construction & Engineering — 1.0%
1,216	Fluor Corp.	80,645

	Electrical Equipment — 1.1%
1,676	Emerson Electric Co.	93,637

	Industrial Conglomerates — 0.0% (g)
5	3M Co.	530

	Machinery — 1.8%
24	Caterpillar, Inc.	2,047
36	Cummins, Inc.	4,168
1,885	PACCAR, Inc.	95,302
314	Pentair Ltd., (Switzerland)	16,569
371	SPX Corp.	29,274

		147,360

	Road & Rail — 1.8%
2,703	CSX Corp.	66,563
108	J.B. Hunt Transport Services, Inc.	8,017
60	Kansas City Southern	6,681
476	Union Pacific Corp.	67,796

		149,057

	Trading Companies & Distributors — 0.4%
146	W.W. Grainger, Inc.	32,790

	Total Industrials	851,195

Information Technology — 18.8%
	Communications Equipment — 2.4%
6,250	Cisco Systems, Inc.	130,684
127	Juniper Networks, Inc. (a)	2,346
931	QUALCOMM, Inc.	62,321

		195,351

	Computers & Peripherals — 2.8%
483	Apple, Inc.	213,848
366	EMC Corp. (a)	8,733
224	Hewlett-Packard Co.	5,331
62	SanDisk Corp. (a)	3,424

		231,336

	Internet Software & Services — 2.8%
4	Baidu, Inc., (China), ADR (a)	369
235	eBay, Inc. (a)	12,743

JPMorgan U.S. Equity Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2013 (Unaudited) (continued)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE ($)
Common Stocks — Continued
	Internet Software & Services — Continued
233	Google, Inc., Class A (a)	185,372
142	LinkedIn Corp., Class A (a)	25,072
34	Rackspace Hosting, Inc. (a)	1,725

		225,281

	IT Services — 2.9%
401	Cognizant Technology Solutions Corp., Class A (a)	30,692
1,016	Genpact Ltd.	18,476
201	International Business Machines Corp.	42,810
79	Jack Henry & Associates, Inc.	3,655
86	MasterCard, Inc., Class A	46,666
62	Teradata Corp. (a)	3,648
539	Visa, Inc., Class A	91,531

		237,478

	Semiconductors & Semiconductor Equipment — 4.0%
235	Altera Corp.	8,333
1,729	Applied Materials, Inc.	23,304
211	ARM Holdings plc, (United Kingdom), ADR	8,960
249	ASML Holding N.V., (Netherlands)	16,911
858	Avago Technologies Ltd., (Singapore)	30,831
1,404	Broadcom Corp., Class A	48,676
552	Freescale Semiconductor Ltd. (a)	8,220
799	KLA-Tencor Corp.	42,124
2,139	Lam Research Corp. (a)	88,699
309	LSI Corp. (a)	2,096
854	Micron Technology, Inc. (a)	8,528
1,122	Texas Instruments, Inc.	39,798
126	Xilinx, Inc.	4,799

		331,279

	Software — 3.9%
578	Adobe Systems, Inc. (a)	25,136
365	Citrix Systems, Inc. (a)	26,339
107	Intuit, Inc.	7,048
4,906	Microsoft Corp.	140,367
2,577	Oracle Corp.	83,329
49	Salesforce.com, Inc. (a)	8,818
55	SolarWinds, Inc. (a)	3,241
204	Splunk, Inc. (a)	8,178
266	VMware, Inc., Class A (a)	20,972

		323,428

	Total Information Technology	1,544,153

Materials — 3.4%
	Chemicals — 2.6%
869	Air Products & Chemicals, Inc.	75,684
465	Axiall Corp.	28,881
27	CF Industries Holdings, Inc.	5,119
1,804	Dow Chemical Co. (The)	57,424
121	E.I. du Pont de Nemours & Co.	5,968
123	FMC Corp.	7,040
168	LyondellBasell Industries N.V., (Netherlands), Class A	10,609
25	PPG Industries, Inc.	3,379
96	Sherwin-Williams Co. (The)	16,202

		210,306

	Containers & Packaging — 0.2%
370	Crown Holdings, Inc. (a)	15,400

	Metals & Mining — 0.6%
3,582	Alcoa, Inc.	30,520
237	United States Steel Corp.	4,618
550	Walter Energy, Inc.	15,678

		50,816

	Total Materials	276,522

Telecommunication Services — 1.1%
	Diversified Telecommunication Services — 1.1%
781	AT&T, Inc.	28,639
1,295	Verizon Communications, Inc.	63,645

	Total Telecommunication Services	92,284

Utilities — 2.3%
	Electric Utilities — 1.7%
832	Edison International	41,857
762	Exelon Corp.	26,264
593	NextEra Energy, Inc.	46,037
1,178	NV Energy, Inc.	23,599
43	OGE Energy Corp.	3,044

		140,801

	Multi-Utilities — 0.6%
869	NiSource, Inc.	25,502
271	Sempra Energy	21,687

		47,189

	Total Utilities	187,990

	Total Common Stocks (Cost $6,134,716)	8,071,084

JPMorgan U.S. Equity Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2013 (Unaudited) (continued)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE ($)
Preferred Stock — 0.1%
Consumer Staples — 0.1%
	Beverages — 0.1%
153	Cia de Bebidas das Americas, (Brazil), ADR (Cost $3,955)	6,482

Short-Term Investment — 1.7%
	Investment Company — 1.7%
136,276	JPMorgan Prime Money Market Fund, Institutional Class Shares, 0.050% (b) (l) (m) (Cost $136,276)	136,276

	Total Investments — 99.9% (Cost $6,274,947)	8,213,842
	Other Assets in Excess of Liabilities — 0.1%	11,890

	NET ASSETS — 100.0%	$8,225,732

Percentages indicated are based on net assets

JPMorgan U.S. Equity Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2013 (Unaudited) (continued)

(Amounts in thousands, except number of contracts)

Futures Contracts

NUMBER OF CONTRACTS	DESCRIPTION	EXPIRATION DATE	NOTIONAL VALUE AT 03/31/13	NET UNREALIZED APPRECIATION (DEPRECIATION)
	Long Futures Outstanding
1,120	E-mini S&P 500	06/21/13	$87,511	$829

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS:

ADR	—	American Depositary Receipt

(a)	—	Non-income producing security.
(b)	—	Investment in affiliate. Money market fund registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(g)	—	Amount rounds to less than 0.1%.
(h)	—	Amount rounds to less than one thousand (shares or dollars).
(l)	—	The rate shown is the current yield as of March 31, 2013.
(m)	—	All or a portion of this security is reserved and/or pledged with the custodian for current or potential holdings of futures, swaps, options, TBAs, when-issued securities, delayed delivery securities, reverse repurchase agreements, unfunded commitments and/or forward foreign currency exchange contracts.

As of March 31, 2013, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$1,954,948
Aggregate gross unrealized depreciation	(16,053)

Net unrealized appreciation/depreciation	$1,938,895

Federal income tax cost of investments	$6,274,947

JPMorgan U.S. Equity Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2013 (Unaudited) (continued)

(Amounts in thousands, except number of contracts)

The various inputs that are used in determining the fair value of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical securities

•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in the aggregate that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table represents each valuation input as presented on the Schedule of Portfolio Investments (“SOI”) (amounts in thousands):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$8,213,842	$—	$—	$8,213,842
Appreciation in Other Financial Instruments
Futures Contracts	$829	$—	$—	$829

(a)	All portfolio holdings designated as Level 1 are disclosed individually in the SOI. Please refer to the SOI for industry specifics of portfolio holdings.

There were no transfers between Levels 1 and 2 during the period ended March 31, 2013.

JPMorgan U.S. Large Cap Core Plus Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2013 (Unaudited)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE ($)
Long Positions — 126.9% (j)
Common Stocks — 124.8%
	Consumer Discretionary — 18.3%
	Auto Components — 1.6%
3,380	Johnson Controls, Inc.	118,540
127	TRW Automotive Holdings Corp. (a)	6,985

		125,525

	Automobiles — 2.0%
5,407	General Motors Co. (a)	150,424

	Hotels, Restaurants & Leisure — 1.2%
311	Carnival Corp.	10,681
941	Royal Caribbean Cruises Ltd.	31,244
712	Yum! Brands, Inc.	51,234

		93,159

	Household Durables — 0.7%
181	Lennar Corp., Class A	7,518
37	NVR, Inc. (a)	40,005
287	PulteGroup, Inc. (a)	5,817

		53,340

	Internet & Catalog Retail — 1.5%
257	Amazon.com, Inc. (a)	68,405
460	Expedia, Inc.	27,596
23	priceline.com, Inc. (a)	15,664

		111,665

	Media — 5.8%
331	CBS Corp. (Non-Voting), Class B	15,457
2,664	Comcast Corp., Class A	111,927
600	DISH Network Corp., Class A	22,755
5,132	Time Warner, Inc.	295,680

		445,819

	Multiline Retail — 0.9%
1,052	Target Corp.	72,042

	Specialty Retail — 3.5%
140	AutoZone, Inc. (a)	55,437
1,190	Home Depot, Inc. (The)	83,013
1,111	Lowe’s Cos., Inc.	42,128
731	Ross Stores, Inc.	44,325
908	TJX Cos., Inc.	42,458

		267,361

	Textiles, Apparel & Luxury Goods — 1.1%
493	Lululemon Athletica, Inc., (Canada) (a)	30,760
334	V.F. Corp.	56,042

		86,802

	Total Consumer Discretionary	1,406,137

	Consumer Staples — 10.0%
	Beverages — 2.1%
178	Beam, Inc.	11,289
2,386	Coca-Cola Co. (The)	96,476
714	PepsiCo, Inc.	56,467

		164,232

	Food & Staples Retailing — 0.3%
164	Costco Wholesale Corp.	17,418
139	CVS Caremark Corp.	7,668

		25,086

	Food Products — 3.8%
639	Archer-Daniels-Midland Co.	21,544
1,385	General Mills, Inc.	68,318
842	Kellogg Co.	54,282
638	Kraft Foods Group, Inc.	32,875
3,718	Mondelez International, Inc., Class A	113,800

		290,819

	Household Products — 1.7%
83	Clorox Co. (The)	7,345
242	Colgate-Palmolive Co.	28,601
1,242	Procter & Gamble Co. (The)	95,733

		131,679

	Tobacco — 2.1%
1,734	Philip Morris International, Inc.	160,732

	Total Consumer Staples	772,548

	Energy — 13.3%
	Energy Equipment & Services — 3.9%
118	Cameron International Corp. (a)	7,694
1,053	Ensco plc, (United Kingdom), Class A	63,194
3,018	Schlumberger Ltd.	226,011

		296,899

	Oil, Gas & Consumable Fuels — 9.4%
473	Anadarko Petroleum Corp.	41,369
198	Apache Corp.	15,240
942	Cheniere Energy, Inc. (a)	26,370
952	Chevron Corp.	113,107
1,178	ConocoPhillips	70,803
503	EOG Resources, Inc.	64,455
1,296	Exxon Mobil Corp.	116,801
198	Marathon Petroleum Corp.	17,721
1,208	Occidental Petroleum Corp.	94,650
637	Phillips 66	44,599
790	Southwestern Energy Co. (a)	29,447

JPMorgan U.S. Large Cap Core Plus Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2013 (Unaudited) (continued)

(Amounts in thousands)

SHARES		SECURITY DESCRIPTION	VALUE ($)
Long Positions — Continued
		Oil, Gas & Consumable Fuels — Continued
2,448		Williams Cos., Inc. (The)	91,705

			726,267

		Total Energy	1,023,166

		Financials — 18.5%
		Capital Markets — 4.1%
667		Ameriprise Financial, Inc.	49,159
249		Goldman Sachs Group, Inc. (The)	36,656
3,366		Invesco Ltd.	97,470
1,853		Morgan Stanley	40,731
1,191		State Street Corp.	70,381
1,104		TD Ameritrade Holding Corp.	22,769

			317,166

		Commercial Banks — 3.9%
178		CIT Group, Inc. (a)	7,758
283		East West Bancorp, Inc.	7,276
415		Huntington Bancshares, Inc.	3,065
894		PNC Financial Services Group, Inc.	59,465
5,960		Wells Fargo & Co.	220,479

			298,043

		Consumer Finance — 1.0%
244		American Express Co.	16,481
1,010		Capital One Financial Corp.	55,477

			71,958

		Diversified Financial Services — 4.0%
8,961		Bank of America Corp.	109,141
2,217		Citigroup, Inc.	98,073
973		CME Group, Inc.	59,715
236		IntercontinentalExchange, Inc. (a)	38,473

			305,402

		Insurance — 5.1%
2,372		ACE Ltd., (Switzerland)	211,033
273		Aflac, Inc.	14,225
265		Aon plc, (United Kingdom)	16,290
452		Axis Capital Holdings Ltd., (Bermuda)	18,801
283		Hartford Financial Services Group, Inc.	7,305
3,342		MetLife, Inc.	127,055

			394,709

		Real Estate Investment Trusts (REITs) — 0.4%
148		Alexandria Real Estate Equities, Inc.	10,501
100		Apartment Investment & Management Co., Class A	3,060
96		AvalonBay Communities, Inc.	12,125
3		Boston Properties, Inc.	286
–	(h)	Public Storage	30
85		SL Green Realty Corp.	7,291

			33,293

		Total Financials	1,420,571

		Health Care — 19.0%
		Biotechnology — 4.3%
200		Alexion Pharmaceuticals, Inc. (a)	18,465
713		Biogen Idec, Inc. (a)	137,584
648		Celgene Corp. (a)	75,081
457		Gilead Sciences, Inc. (a)	22,385
405		Onyx Pharmaceuticals, Inc. (a)	35,990
739		Vertex Pharmaceuticals, Inc. (a)	40,656

			330,161

		Health Care Equipment & Supplies — 2.4%
337		Baxter International, Inc.	24,475
5,234		Boston Scientific Corp. (a)	40,881
462		CareFusion Corp. (a)	16,175
1,015		Covidien plc, (Ireland)	68,834
77		Intuitive Surgical, Inc. (a)	37,782

			188,147

		Health Care Providers & Services — 3.9%
1,356		Cardinal Health, Inc.	56,454
60		Cigna Corp.	3,742
519		DaVita HealthCare Partners, Inc. (a)	61,522
421		Humana, Inc.	29,106
258		Quest Diagnostics, Inc.	14,585
2,413		UnitedHealth Group, Inc.	138,072

			303,481

		Health Care Technology — 0.1%
89		Cerner Corp. (a)	8,473

		Life Sciences Tools & Services — 0.3%
97		Mettler-Toledo International, Inc. (a)	20,776

		Pharmaceuticals — 8.0%
805		Bristol-Myers Squibb Co.	33,159
3,499		Johnson & Johnson	285,243
5,501		Merck & Co., Inc.	243,307
1,782		Pfizer, Inc.	51,426

			613,135

		Total Health Care	1,464,173

		Industrials — 15.2%
		Aerospace & Defense — 5.7%
2,103		Honeywell International, Inc.	158,440

JPMorgan U.S. Large Cap Core Plus Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2013 (Unaudited) (continued)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE ($)
Long Positions — Continued
	Aerospace & Defense — Continued
3,008	United Technologies Corp.	281,045

		439,485

	Airlines — 0.1%
636	Southwest Airlines Co.	8,578

	Building Products — 0.6%
436	Fortune Brands Home & Security, Inc. (a)	16,331
1,458	Masco Corp.	29,522

		45,853

	Commercial Services & Supplies — 0.6%
1,473	Tyco International Ltd., (Switzerland)	47,132

	Construction & Engineering — 1.5%
1,743	Fluor Corp.	115,604

	Electrical Equipment — 1.9%
2,524	Emerson Electric Co.	141,018

	Machinery — 2.5%
2,627	PACCAR, Inc.	132,810
294	Pentair Ltd., (Switzerland)	15,533
568	SPX Corp.	44,834

		193,177

	Road & Rail — 1.7%
3,553	CSX Corp.	87,507
318	Union Pacific Corp.	45,222

		132,729

	Trading Companies & Distributors — 0.6%
205	W.W. Grainger, Inc.	46,103

	Total Industrials	1,169,679

	Information Technology — 22.1%
	Communications Equipment — 3.0%
8,614	Cisco Systems, Inc.	180,124
245	Juniper Networks, Inc. (a)	4,544
741	QUALCOMM, Inc.	49,605

		234,273

	Computers & Peripherals — 3.3%
507	Apple, Inc.	224,430
422	EMC Corp. (a)	10,090
433	Hewlett-Packard Co.	10,326
121	SanDisk Corp. (a)	6,631

		251,477

	Internet Software & Services — 3.1%
279	Google, Inc., Class A (a)	221,903
90	LinkedIn Corp., Class A (a)	15,932

		237,835

	IT Services — 2.3%
262	Cognizant Technology Solutions Corp., Class A (a)	20,093
218	Fidelity National Information Services, Inc.	8,621
611	Genpact Ltd.	11,110
209	International Business Machines Corp.	44,492
49	MasterCard, Inc., Class A	26,570
402	Paychex, Inc.	14,101
321	Visa, Inc., Class A	54,444

		179,431

	Semiconductors & Semiconductor Equipment — 6.3%
488	Altera Corp.	17,303
2,228	Applied Materials, Inc.	30,038
135	ASML Holding N.V., (Netherlands)	9,198
1,762	Avago Technologies Ltd., (Singapore)	63,288
1,989	Broadcom Corp., Class A	68,968
489	Freescale Semiconductor Ltd. (a)	7,276
722	KLA-Tencor Corp.	38,099
3,036	Lam Research Corp. (a)	125,870
599	LSI Corp. (a)	4,060
1,083	Micron Technology, Inc. (a)	10,809
2,783	Texas Instruments, Inc.	98,732
244	Xilinx, Inc.	9,312

		482,953

	Software — 4.1%
399	Adobe Systems, Inc. (a)	17,369
375	Citrix Systems, Inc. (a)	27,083
5,995	Microsoft Corp.	171,503
2,131	Oracle Corp.	68,928
242	Splunk, Inc. (a)	9,700
246	VMware, Inc., Class A (a)	19,412

		313,995

	Total Information Technology	1,699,964

	Materials — 4.6%
	Chemicals — 3.5%
1,041	Air Products & Chemicals, Inc.	90,703
1,056	Axiall Corp.	65,666
3,284	Dow Chemical Co. (The)	104,571
235	E.I. du Pont de Nemours & Co.	11,559

		272,499

	Metals & Mining — 1.1%
3,896	Alcoa, Inc.	33,196
459	United States Steel Corp.	8,944

JPMorgan U.S. Large Cap Core Plus Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2013 (Unaudited) (continued)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE ($)
Long Positions — Continued
	Metals & Mining — Continued
1,542	Walter Energy, Inc.	43,950

		86,090

	Total Materials	358,589

	Telecommunication Services — 1.0%
	Diversified Telecommunication Services — 1.0%
807	AT&T, Inc.	29,595
965	Verizon Communications, Inc.	47,441

	Total Telecommunication Services	77,036

	Utilities — 2.8%
	Electric Utilities — 2.1%
1,718	Edison International	86,465
711	Exelon Corp.	24,511
627	NextEra Energy, Inc.	48,697

		159,673

	Multi-Utilities — 0.7%
1,387	NiSource, Inc.	40,708
185	Sempra Energy	14,809

		55,517

	Total Utilities	215,190

	Total Common Stocks (Cost $7,237,487)	9,607,053

Investment Company — 0.1%
106	iShares Dow Jones U.S. Real Estate Index Fund (Cost $6,724)	7,378

Short-Term Investment — 2.0%
	Investment Company — 2.0%
150,748	JPMorgan Prime Money Market Fund, Institutional Class Shares, 0.050% (b) (l) (m) (Cost $150,748)	150,748

	Total Investments — 126.9% (Cost $7,394,959)	9,765,179
	Liabilities in Excess of Other Assets — (26.9)%	(2,070,983)

	NET ASSETS — 100.0%	$7,694,196

Short Positions — 26.9%
Common Stocks — 26.9%
	Consumer Discretionary — 2.5%
	Auto Components — 0.1%
109	Autoliv, Inc., (Sweden)	7,529

	Automobiles — 0.2%
1,309	Ford Motor Co.	17,214

	Household Durables — 0.2%
402	Toll Brothers, Inc. (a)	13,769

	Internet & Catalog Retail — 0.5%
186	Netflix, Inc. (a)	35,141

	Leisure Equipment & Products — 0.6%
1,013	Hasbro, Inc.	44,509
111	Mattel, Inc.	4,854

		49,363

	Media — 0.8%
662	Gannett Co., Inc.	14,486
587	Interpublic Group of Cos., Inc. (The)	7,648
729	Omnicom Group, Inc.	42,910

		65,044

	Specialty Retail — 0.1%
165	CarMax, Inc. (a)	6,868

	Total Consumer Discretionary	194,928

	Consumer Staples — 3.6%
	Beverages — 0.1%
144	Brown-Forman Corp., Class B	10,260

	Food & Staples Retailing — 0.8%
286	Kroger Co. (The)	9,477
828	Safeway, Inc.	21,825
297	Wal-Mart Stores, Inc.	22,191
69	Whole Foods Market, Inc.	5,956

		59,449

	Food Products — 1.6%
1,009	Hershey Co. (The)	88,322
403	Mead Johnson Nutrition Co.	31,250

		119,572

	Household Products — 0.7%
801	Church & Dwight Co., Inc.	51,740

	Tobacco — 0.4%
978	Altria Group, Inc.	33,650

	Total Consumer Staples	274,671

	Energy — 2.0%
	Energy Equipment & Services — 0.6%
378	Diamond Offshore Drilling, Inc.	26,266
527	Halliburton Co.	21,310

		47,576

JPMorgan U.S. Large Cap Core Plus Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2013 (Unaudited) (continued)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE ($)
Short Positions — Continued
	Oil, Gas & Consumable Fuels — 1.4%
526	Chesapeake Energy Corp.	10,735
221	CONSOL Energy, Inc.	7,443
1,210	Spectra Energy Corp.	37,201
496	TransCanada Corp., (Canada)	23,750
471	Ultra Petroleum Corp. (a)	9,463
923	WPX Energy, Inc. (a)	14,789

		103,381

	Total Energy	150,957

	Financials — 3.6%
	Capital Markets — 0.7%
268	Bank of New York Mellon Corp. (The)	7,509
142	BlackRock, Inc.	36,462
49	Franklin Resources, Inc.	7,334
94	T. Rowe Price Group, Inc.	7,022

		58,327

	Commercial Banks — 1.2%
605	BB&T Corp.	19,000
1,579	Fifth Third Bancorp	25,746
1,528	KeyCorp	15,221
646	SunTrust Banks, Inc.	18,599
300	U.S. Bancorp	10,191
47	UMB Financial Corp.	2,294

		91,051

	Insurance — 1.1%
705	Allstate Corp. (The)	34,613
255	Lincoln National Corp.	8,324
303	Progressive Corp. (The)	7,656
148	Torchmark Corp.	8,849
91	Travelers Cos., Inc. (The)	7,653
343	W.R. Berkley Corp.	15,239

		82,334

	Real Estate Investment Trusts (REITs) — 0.6%
1,276	DDR Corp.	22,233
143	Federal Realty Investment Trust	15,494
345	Weingarten Realty Investors	10,879

		48,606

	Total Financials	280,318

	Health Care — 3.5%
	Biotechnology — 0.3%
117	Amgen, Inc.	12,016
76	Medivation, Inc. (a)	3,543
140	United Therapeutics Corp. (a)	8,518

		24,077

	Health Care Equipment & Supplies — 1.0%
82	Edwards Lifesciences Corp. (a)	6,746
115	St. Jude Medical, Inc.	4,669
232	Varian Medical Systems, Inc. (a)	16,691
631	Zimmer Holdings, Inc.	47,484

		75,590

	Health Care Providers & Services — 0.6%
245	Laboratory Corp. of America Holdings (a)	22,092
187	Tenet Healthcare Corp. (a)	8,897
277	WellPoint, Inc.	18,331

		49,320

	Life Sciences Tools & Services — 0.1%
69	Life Technologies Corp. (a)	4,479

	Pharmaceuticals — 1.5%
966	AbbVie, Inc.	39,403
1,292	Eli Lilly & Co.	73,354

		112,757

	Total Health Care	266,223

	Industrials — 6.0%
	Aerospace & Defense — 2.1%
509	Boeing Co. (The)	43,711
581	Lockheed Martin Corp.	56,051
615	Raytheon Co.	36,128
1,005	Textron, Inc.	29,962

		165,852

	Air Freight & Logistics — 0.1%
60	United Parcel Service, Inc., Class B	5,184

	Commercial Services & Supplies — 0.1%
175	ADT Corp. (The)	8,557

	Electrical Equipment — 0.5%
441	Rockwell Automation, Inc.	38,104

	Industrial Conglomerates — 1.4%
990	Danaher Corp.	61,499
1,907	General Electric Co.	44,086

		105,585

	Machinery — 1.1%
134	Cummins, Inc.	15,510
685	Dover Corp.	49,913
344	Illinois Tool Works, Inc.	20,969

		86,392

	Road & Rail — 0.2%
345	Heartland Express, Inc.	4,606
225	Knight Transportation, Inc.	3,629

JPMorgan U.S. Large Cap Core Plus Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2013 (Unaudited) (continued)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE ($)
Short Positions — Continued
	Road & Rail — Continued
294	Werner Enterprises, Inc.	7,109

		15,344

	Trading Companies & Distributors — 0.5%
746	Fastenal Co.	38,293

	Total Industrials	463,311

	Information Technology — 2.6%
	Computers & Peripherals — 0.1%
230	Seagate Technology plc, (Ireland)	8,419

	Internet Software & Services — 0.4%
707	AOL, Inc. (a)	27,225

	IT Services — 0.4%
392	Automatic Data Processing, Inc.	25,484
91	Fiserv, Inc. (a)	7,989

		33,473

	Semiconductors & Semiconductor Equipment — 1.3%
1,128	Maxim Integrated Products, Inc.	36,829
1,147	Microchip Technology, Inc.	42,149
1,425	Taiwan Semiconductor Manufacturing Co., Ltd., (Taiwan), ADR	24,504

		103,482

	Software — 0.4%
284	Intuit, Inc.	18,626
64	Salesforce.com, Inc. (a)	11,393

		30,019

	Total Information Technology	202,618

	Materials — 1.2%
	Chemicals — 0.8%
167	Cabot Corp.	5,715
74	Celanese Corp., Series A,	3,274
516	OM Group, Inc. (a)	12,104
27	PPG Industries, Inc.	3,603
109	Praxair, Inc.	12,150
89	Sherwin-Williams Co. (The)	15,063
116	Sigma-Aldrich Corp.	9,018

		60,927

	Metals & Mining — 0.4%
1,784	Cliffs Natural Resources, Inc.	33,909

	Total Materials	94,836

	Utilities — 1.9%
	Electric Utilities — 1.1%
180	FirstEnergy Corp.	7,579
1,596	Southern Co. (The)	74,862

		82,441

	Gas Utilities — 0.1%
198	UGI Corp.	7,613

	Multi-Utilities — 0.6%
497	Consolidated Edison, Inc.	30,347
465	Public Service Enterprise Group, Inc.	15,978

		46,325

	Water Utilities — 0.1%
189	American Water Works Co., Inc.	7,841

	Total Utilities	144,220

	Total Short Positions (Proceeds $1,866,302)	$2,072,082

Percentages indicated are based on net assets.

JPMorgan U.S. Large Cap Core Plus Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2013 (Unaudited) (continued)

(Amounts in thousands, except number of contracts)

Futures Contracts

NUMBER OF CONTRACTS	DESCRIPTION	EXPIRATION DATE	NOTIONAL VALUE AT 03/31/13	NET UNREALIZED APPRECIATION (DEPRECIATION)
	Long Futures Outstanding
1,050	E-mini S&P 500	06/21/13	$82,042	$643

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS:

ADR	—	American Depositary Receipt

(a)	—	Non-income producing security.
(b)	—	Investment in affiliate. Money market fund registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(h)	—	Amount rounds to less than one thousand (shares or dollars).
(j)	—	All or a portion of these securities are segregated for short sales.
(l)	—	The rate shown is the current yield as of March 31, 2013.
(m)	—	All or a portion of this security is reserved and/or pledged with the custodian for current or potential holdings of futures, swaps, options, TBAs, when-issued securities, delayed delivery securities, reverse repurchase agreements, unfunded commitments and/or forward foreign currency exchange contracts.

As of March 31, 2013, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$2,396,715
Aggregate gross unrealized depreciation	(26,495)

Net unrealized appreciation/depreciation	$2,370,220

Federal income tax cost of investments	$7,394,959

JPMorgan U.S. Large Cap Core Plus Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2013 (Unaudited) (continued)

(Amounts in thousands)

The various inputs that are used in determining the fair value of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical securities

•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in the aggregate that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table represents each valuation input by sector as presented on the Schedule of Portfolio Investments (“SOI”) (amounts in thousands):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$9,765,179	$—	$—	$9,765,179
Total Liabilities (a)	$(2,072,082)	$—	$—	$(2,072,082)
Appreciation in Other Financial Instruments
Futures Contracts	$643	$—	$—	$643

(a)	All portfolio holdings designated as Level 1 are disclosed individually in the SOI. Please refer to the SOI for industry specifics of portfolio holdings.

There were no transfers between Levels 1 and 2 during the period ended March 31, 2013.

JPMorgan U.S. Large Cap Core Plus Fund II

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2013 (Unaudited)

SHARES	SECURITY DESCRIPTION	VALUE ($)
Long Positions — 119.8% (j)
Common Stocks — 118.5%
	Consumer Discretionary — 18.9%
	Auto Components — 1.0%
934	Johnson Controls, Inc.	32,756
230	TRW Automotive Holdings Corp. (a)	12,650

		45,406

	Automobiles — 1.3%
2,021	General Motors Co. (a)	56,224

	Hotels, Restaurants & Leisure — 1.6%
728	Royal Caribbean Cruises Ltd.	24,184
684	Yum! Brands, Inc.	49,207

		73,391

	Household Durables — 1.0%
370	Lennar Corp., Class A	15,348
21	NVR, Inc. (a)	22,682
334	PulteGroup, Inc. (a)	6,760

		44,790

	Internet & Catalog Retail — 1.4%
227	Amazon.com, Inc. (a)	60,493

	Media — 6.1%
354	CBS Corp. (Non-Voting), Class B	16,528
2,158	Comcast Corp., Class A	85,500
874	DISH Network Corp., Class A	33,125
2,401	Time Warner, Inc.	138,346

		273,499

	Multiline Retail — 1.2%
159	Macy’s, Inc.	6,653
703	Target Corp.	48,120

		54,773

	Specialty Retail — 4.4%
102	AutoZone, Inc. (a)	40,470
1,011	Home Depot, Inc. (The)	70,548
1,805	Lowe’s Cos., Inc.	68,446
283	Ross Stores, Inc.	17,155

		196,619

	Textiles, Apparel & Luxury Goods — 0.9%
233	Lululemon Athletica, Inc., (Canada) (a)	14,527
141	V.F. Corp.	23,653

		38,180

	Total Consumer Discretionary	843,375

	Consumer Staples — 7.9%
	Beverages — 1.7%
104	Beam, Inc.	6,608
1,207	Coca-Cola Co. (The)	48,811
250	PepsiCo, Inc.	19,778

		75,197

	Food & Staples Retailing — 0.9%
158	Costco Wholesale Corp.	16,765
448	CVS Caremark Corp.	24,636

		41,401

	Food Products — 2.3%
685	Archer-Daniels-Midland Co.	23,105
513	General Mills, Inc.	25,296
1,692	Mondelez International, Inc., Class A	51,792

		100,193

	Household Products — 1.4%
834	Procter & Gamble Co. (The)	64,268

	Tobacco — 1.6%
768	Philip Morris International, Inc.	71,201

	Total Consumer Staples	352,260

	Energy — 13.4%
	Energy Equipment & Services — 3.3%
197	Baker Hughes, Inc.	9,143
666	Cameron International Corp. (a)	43,423
221	Ensco plc, (United Kingdom), Class A	13,260
408	Rowan Cos. plc, Class A (a)	14,427
927	Schlumberger Ltd.	69,423

		149,676

	Oil, Gas & Consumable Fuels — 10.1%
407	Anadarko Petroleum Corp.	35,592
113	Apache Corp.	8,719
1,492	Cheniere Energy, Inc. (a)	41,776
122	Concho Resources, Inc. (a)	11,886
426	ConocoPhillips	25,603
450	Energen Corp.	23,405
235	EOG Resources, Inc.	30,096
914	Exxon Mobil Corp.	82,361
329	Marathon Petroleum Corp.	29,478
658	Occidental Petroleum Corp.	51,567
455	Phillips 66	31,836
180	Southwestern Energy Co. (a)	6,707
238	Valero Energy Corp.	10,827
1,638	Williams Cos., Inc. (The)	61,360

		451,213

	Total Energy	600,889

JPMorgan U.S. Large Cap Core Plus Fund II

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2013 (Unaudited) (continued)

SHARES	SECURITY DESCRIPTION	VALUE ($)
Long Positions — Continued
	Financials — 18.0%
	Capital Markets — 3.8%
239	Goldman Sachs Group, Inc. (The)	35,169
1,926	Invesco Ltd.	55,777
789	Morgan Stanley	17,342
657	State Street Corp.	38,822
985	TD Ameritrade Holding Corp.	20,311

		167,421

	Commercial Banks — 3.4%
288	BB&T Corp.	9,040
157	CIT Group, Inc. (a)	6,826
290	East West Bancorp, Inc.	7,444
207	PNC Financial Services Group, Inc.	13,766
157	SVB Financial Group (a)	11,138
2,786	Wells Fargo & Co.	103,054

		151,268

	Consumer Finance — 0.6%
509	Capital One Financial Corp.	27,969

	Diversified Financial Services — 4.5%
6,378	Bank of America Corp.	77,684
1,717	Citigroup, Inc.	75,960
430	CME Group, Inc.	26,398
130	IntercontinentalExchange, Inc. (a)	21,199

		201,241

	Insurance — 4.9%
970	ACE Ltd., (Switzerland)	86,301
172	Aflac, Inc.	8,947
213	Aon plc, (United Kingdom)	13,099
280	Axis Capital Holdings Ltd., (Bermuda)	11,654
736	Hartford Financial Services Group, Inc.	18,989
1,937	MetLife, Inc.	73,645
252	XL Group plc, (Ireland)	7,636

		220,271

	Real Estate Investment Trusts (REITs) — 0.8%
80	American Campus Communities, Inc.	3,627
116	Apartment Investment & Management Co., Class A	3,557
38	Boston Properties, Inc.	3,840
199	CBL & Associates Properties, Inc.	4,696
291	CubeSmart	4,598
103	Highwoods Properties, Inc.	4,076
154	LaSalle Hotel Properties	3,908
76	Post Properties, Inc.	3,580
25	Simon Property Group, Inc.	3,964

		35,846

	Total Financials	804,016

	Health Care — 17.5%
	Biotechnology — 4.4%
197	Alexion Pharmaceuticals, Inc. (a)	18,152
362	Ariad Pharmaceuticals, Inc. (a)	6,548
403	Biogen Idec, Inc. (a)	77,743
499	Celgene Corp. (a)	57,839
292	Incyte Corp., Ltd. (a)	6,836
133	Onyx Pharmaceuticals, Inc. (a)	11,818
312	Vertex Pharmaceuticals, Inc. (a)	17,154

		196,090

	Health Care Equipment & Supplies — 2.8%
243	Baxter International, Inc.	17,652
2,746	Boston Scientific Corp. (a)	21,446
785	CareFusion Corp. (a)	27,467
483	Covidien plc, (Ireland)	32,767
39	Intuitive Surgical, Inc. (a)	19,156
132	Stryker Corp.	8,612

		127,100

	Health Care Providers & Services — 3.2%
608	Cardinal Health, Inc.	25,305
350	Cigna Corp.	21,829
241	DaVita HealthCare Partners, Inc. (a)	28,580
275	Humana, Inc.	19,005
117	Quest Diagnostics, Inc.	6,605
714	UnitedHealth Group, Inc.	40,848

		142,172

	Health Care Technology — 0.5%
226	Cerner Corp. (a)	21,414

	Life Sciences Tools & Services — 0.5%
102	Mettler-Toledo International, Inc. (a)	21,748

	Pharmaceuticals — 6.1%
226	Allergan, Inc.	25,228
890	Bristol-Myers Squibb Co.	36,659
1,556	Johnson & Johnson	126,861
1,326	Merck & Co., Inc.	58,649
340	Valeant Pharmaceuticals International, Inc., (Canada) (a)	25,507

		272,904

	Total Health Care	781,428

JPMorgan U.S. Large Cap Core Plus Fund II

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2013 (Unaudited) (continued)

SHARES	SECURITY DESCRIPTION	VALUE ($)
Long Positions — Continued
	Industrials — 12.0%
	Aerospace & Defense — 3.6%
681	Honeywell International, Inc.	51,313
1,163	United Technologies Corp.	108,659

		159,972

	Building Products — 0.8%
187	Fortune Brands Home & Security, Inc. (a)	6,999
1,388	Masco Corp.	28,107

		35,106

	Commercial Services & Supplies — 0.6%
850	Tyco International Ltd., (Switzerland)	27,200

	Construction & Engineering — 1.6%
880	Fluor Corp.	58,370
534	Quanta Services, Inc. (a)	15,262

		73,632

	Electrical Equipment — 1.4%
1,127	Emerson Electric Co.	62,966

	Industrial Conglomerates — 0.5%
228	3M Co.	24,239

	Machinery — 2.1%
1,032	PACCAR, Inc.	52,178
560	Pentair Ltd., (Switzerland)	29,540
137	SPX Corp.	10,818

		92,536

	Road & Rail — 1.0%
849	CSX Corp.	20,911
154	Union Pacific Corp.	21,931

		42,842

	Trading Companies & Distributors — 0.4%
82	W.W. Grainger, Inc.	18,448

	Total Industrials	536,941

	Information Technology — 21.8%
	Communications Equipment — 2.8%
3,218	Cisco Systems, Inc.	67,288
885	QUALCOMM, Inc.	59,251

		126,539

	Computers & Peripherals — 3.7%
374	Apple, Inc.	165,544

	Internet Software & Services — 3.2%
173	Baidu, Inc., (China), ADR (a)	15,172
133	Google, Inc., Class A (a)	105,606
133	LinkedIn Corp., Class A (a)	23,416

		144,194

	IT Services — 2.4%
456	Cognizant Technology Solutions Corp., Class A (a)	34,934
1,064	Genpact Ltd.	19,354
99	MasterCard, Inc., Class A	53,572

		107,860

	Semiconductors & Semiconductor Equipment — 3.9%
403	ASML Holding N.V., (Netherlands)	27,408
662	Avago Technologies Ltd., (Singapore)	23,779
1,232	Broadcom Corp., Class A	42,714
506	Freescale Semiconductor Ltd. (a)	7,534
1,118	Lam Research Corp. (a)	46,352
719	Texas Instruments, Inc.	25,510

		173,297

	Software — 5.8%
656	Adobe Systems, Inc. (a)	28,543
372	Citrix Systems, Inc. (a)	26,843
3,793	Microsoft Corp.	108,518
2,062	Oracle Corp.	66,685
269	Splunk, Inc. (a)	10,768
209	VMware, Inc., Class A (a)	16,486

		257,843

	Total Information Technology	975,277

	Materials — 3.8%
	Chemicals — 2.7%
438	Air Products & Chemicals, Inc.	38,159
742	Axiall Corp.	46,123
374	LyondellBasell Industries N.V., (Netherlands), Class A	23,670
246	Mosaic Co. (The)	14,664

		122,616

	Containers & Packaging — 0.3%
263	Crown Holdings, Inc. (a)	10,943

	Metals & Mining — 0.8%
1,738	Alumina Ltd., (Australia), ADR (a)	8,012
973	Walter Energy, Inc.	27,731

		35,743

	Total Materials	169,302

	Telecommunication Services — 1.6%
	Diversified Telecommunication Services — 1.6%
1,420	Verizon Communications, Inc.	69,793

	Utilities — 3.6%
	Electric Utilities — 2.3%
670	Edison International	33,715

JPMorgan U.S. Large Cap Core Plus Fund II

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2013 (Unaudited) (continued)

SHARES	SECURITY DESCRIPTION	VALUE ($)
Long Positions — Continued
	Electric Utilities — Continued
465	Exelon Corp.	16,033
455	NextEra Energy, Inc.	35,344
896	NV Energy, Inc.	17,947

		103,039

	Gas Utilities — 0.2%
380	Questar Corp.	9,245

	Multi-Utilities — 1.1%
785	NiSource, Inc.	23,032
310	Sempra Energy	24,781

		47,813

	Total Utilities	160,097

	Total Common Stocks (Cost $4,121,666)	5,293,378

Short-Term Investment — 1.3%
	Investment Company — 1.3%
59,797	JPMorgan Prime Money Market Fund, Institutional Class Shares, 0.050% (b) (l) (Cost $59,797)	59,797

	Total Investments — 119.8% (Cost $4,181,463)	5,353,175
	Liabilities in Excess of Other Assets — (19.8)%	(885,832)

	NET ASSETS — 100.0%	$4,467,343

Short Positions — 19.4%
Common Stocks — 19.4%
	Consumer Discretionary — 1.4%
	Auto Components — 0.1%
65	Autoliv, Inc., (Sweden)	4,494

	Household Durables — 0.3%
206	MDC Holdings, Inc.	7,550
185	Toll Brothers, Inc. (a)	6,334

		13,884

	Leisure Equipment & Products — 0.4%
260	Hasbro, Inc.	11,425
138	Mattel, Inc.	6,043

		17,468

	Media — 0.5%
983	Interpublic Group of Cos., Inc. (The)	12,808
142	Omnicom Group, Inc.	8,364

		21,172

	Multiline Retail — 0.1%
142	Kohl’s Corp.	6,551

	Total Consumer Discretionary	63,569

	Consumer Staples — 2.7%
	Beverages — 0.2%
85	Brown-Forman Corp., Class B	6,069

	Food & Staples Retailing — 0.7%
265	Kroger Co. (The)	8,782
257	Wal-Mart Stores, Inc.	19,231
46	Whole Foods Market, Inc.	3,991

		32,004

	Food Products — 1.1%
505	Hershey Co. (The)	44,203
74	Mead Johnson Nutrition Co.	5,731

		49,934

	Household Products — 0.3%
210	Church & Dwight Co., Inc.	13,572

	Tobacco — 0.4%
387	Altria Group, Inc.	13,309
138	Reynolds American, Inc.	6,140

		19,449

	Total Consumer Staples	121,028

	Energy — 2.1%
	Energy Equipment & Services — 0.6%
147	Diamond Offshore Drilling, Inc.	10,225
223	Halliburton Co.	9,012
424	Nabors Industries Ltd., (Bermuda)	6,877

		26,114

	Oil, Gas & Consumable Fuels — 1.5%
214	CONSOL Energy, Inc.	7,201
579	Encana Corp., (Canada)	11,267
85	Kinder Morgan Management LLC (a)	7,467
674	Spectra Energy Corp.	20,726
255	TransCanada Corp., (Canada)	12,212
606	WPX Energy, Inc. (a)	9,708

		68,581

	Total Energy	94,695

	Financials — 3.2%
	Capital Markets — 0.2%
34	BlackRock, Inc.	8,734

	Commercial Banks — 1.2%
152	Associated Banc-Corp.	2,309
814	Fifth Third Bancorp	13,276

JPMorgan U.S. Large Cap Core Plus Fund II

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2013 (Unaudited) (continued)

SHARES	SECURITY DESCRIPTION	VALUE ($)
Short Positions — Continued
	Commercial Banks — Continued
879	KeyCorp	8,755
154	Old National Bancorp	2,117
380	SunTrust Banks, Inc.	10,948
79	Trustmark Corp.	1,976
442	U.S. Bancorp	14,997

		54,378

	Insurance — 1.0%
86	Allstate Corp. (The)	4,220
1,024	Progressive Corp. (The)	25,877
169	Travelers Cos., Inc. (The)	14,228

		44,325

	Real Estate Investment Trusts (REITs) — 0.7%
900	DCT Industrial Trust, Inc.	6,660
40	Federal Realty Investment Trust	4,321
77	Mid-America Apartment Communities, Inc.	5,318
171	Senior Housing Properties Trust	4,588
48	Vornado Realty Trust	4,015
152	Washington Real Estate Investment Trust	4,232
130	Weingarten Realty Investors	4,101

		33,235

	Real Estate Management & Development — 0.1%
244	Brookfield Office Properties, Inc.	4,189

	Total Financials	144,861

	Health Care — 2.6%
	Biotechnology — 0.3%
184	Seattle Genetics, Inc. (a)	6,534
108	United Therapeutics Corp. (a)	6,574

		13,108

	Health Care Equipment & Supplies — 0.7%
140	Medtronic, Inc.	6,574
314	Zimmer Holdings, Inc.	23,619

		30,193

	Health Care Providers & Services — 0.8%
151	Express Scripts Holding Co. (a)	8,705
147	Laboratory Corp. of America Holdings (a)	13,259
195	WellPoint, Inc.	12,915

		34,879

	Pharmaceuticals — 0.8%
178	AbbVie, Inc.	7,259
511	Eli Lilly & Co.	29,020

		36,279

	Total Health Care	114,459

Industrials — 2.2%
	Aerospace & Defense — 0.8%
199	Boeing Co. (The)	17,084
110	Lockheed Martin Corp.	10,617
112	Raytheon Co.	6,585

		34,286

	Electrical Equipment — 0.2%
103	Rockwell Automation, Inc.	8,894

	Industrial Conglomerates — 0.8%
503	Danaher Corp.	31,261
310	General Electric Co.	7,167

		38,428

	Machinery — 0.2%
127	Dover Corp.	9,256

	Trading Companies & Distributors — 0.2%
166	Fastenal Co.	8,524

	Total Industrials	99,388

Information Technology — 1.9%
	Computers & Peripherals — 0.1%
137	Seagate Technology plc, (Ireland)	5,009

	Internet Software & Services — 0.2%
160	AOL, Inc. (a)	6,159

	IT Services — 0.4%
101	Automatic Data Processing, Inc.	6,567
57	International Business Machines Corp.	12,158

		18,725

	Semiconductors & Semiconductor Equipment — 0.9%
674	Maxim Integrated Products, Inc.	22,006
143	Microchip Technology, Inc.	5,257
822	Taiwan Semiconductor Manufacturing Co., Ltd., (Taiwan), ADR	14,130

		41,393

	Software — 0.3%
199	Intuit, Inc.	13,064

	Total Information Technology	84,350

	Materials — 1.0%
	Chemicals — 0.9%
292	Cabot Corp.	9,986
180	OM Group, Inc. (a)	4,226
85	Praxair, Inc.	9,481
40	Sherwin-Williams Co. (The)	6,756
142	Sigma-Aldrich Corp.	11,031

		41,480

JPMorgan U.S. Large Cap Core Plus Fund II

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2013 (Unaudited) (continued)

SHARES	SECURITY DESCRIPTION	VALUE ($)
Short Positions — Continued
	Metals & Mining — 0.1%
180	Cliffs Natural Resources, Inc.	3,422

	Total Materials	44,902

Utilities — 2.3%
	Electric Utilities — 1.1%
99	Entergy Corp.	6,261
372	FirstEnergy Corp.	15,698
144	PPL Corp.	4,509
434	Southern Co. (The)	20,363

		46,831

	Gas Utilities — 0.2%
190	ONEOK, Inc.	9,057

	Multi-Utilities — 1.0%
471	CenterPoint Energy, Inc.	11,285
295	Consolidated Edison, Inc.	18,004
440	Public Service Enterprise Group, Inc.	15,110

		44,399

	Total Utilities	100,287

	Total Short Positions (Proceeds $806,932)	$867,539

Percentages indicated are based on net assets.

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS:

ADR	—	American Depositary Receipt

(a)	—	Non-income producing security.
(b)	—	Investment in affiliate. Money market fund registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(j)	—	All or a portion of these securities are segregated for short sales.
(l)	—	The rate shown is the current yield as of March 31, 2013.

As of March 31, 2013, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$1,184,345
Aggregate gross unrealized depreciation	(12,633)

Net unrealized appreciation/depreciation	$1,171,712

Federal income tax cost of investments	$4,181,463

JPMorgan U.S. Large Cap Core Plus Fund II

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2013 (Unaudited) (continued)

The various inputs that are used in determining the fair value of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical securities

•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in the aggregate that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table represents each valuation input as presented on the Schedule of Portfolio Investments (“SOI”):

		Level 2	Level 3
	Level 1	Other significant observable	Significant unobservable
	Quoted prices	inputs	inputs	Total
Total Investments in Securities (a)	$5,353,175	$—	$—	$5,353,175
Total Liabilities (a)	$(867,539)	$—	$—	$(867,539)

(a)	All portfolio holdings designated as Level 1 are disclosed individually in the SOI. Please refer to the SOI for industry specifics of portfolio holdings.

There were no transfers between Levels 1 and 2 during the period ended March 31, 2013.

JPMorgan U.S. Research Equity Plus Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2013 (Unaudited)

(Amounts in thousands)

SHARES		SECURITY DESCRIPTION	VALUE ($)
Long Positions — 136.5% (j)
Common Stocks — 134.5%
		Consumer Discretionary — 18.5%
		Auto Components — 1.2%
–	(h)	BorgWarner, Inc. (a)	9
4		Johnson Controls, Inc.	130
1		TRW Automotive Holdings Corp. (a)	34

			173

		Automobiles — 0.9%
5		General Motors Co. (a)	133

		Hotels, Restaurants & Leisure — 0.6%
1		Carnival Corp.	38
1		Royal Caribbean Cruises Ltd.	31
–	(h)	Yum! Brands, Inc.	9

			78

		Household Durables — 0.6%
1		Lennar Corp., Class A	27
–	(h)	NVR, Inc. (a)	21
2		PulteGroup, Inc. (a)	33

			81

		Internet & Catalog Retail — 1.9%
1		Amazon.com, Inc. (a)	210
1		Expedia, Inc.	53

			263

		Media — 7.0%
4		CBS Corp. (Non-Voting), Class B	196
4		Comcast Corp., Class A	149
1		DISH Network Corp., Class A	52
1		Time Warner Cable, Inc.	84
8		Time Warner, Inc.	471
–	(h)	Viacom, Inc., Class B	15
–	(h)	Walt Disney Co. (The)	21

			988

		Multiline Retail — 1.4%
1		Macy’s, Inc.	34
2		Target Corp.	163

			197

		Specialty Retail — 3.8%
–	(h)	AutoZone, Inc. (a)	68
3		Home Depot, Inc. (The)	180
3		Lowe’s Cos., Inc.	111
1		Ross Stores, Inc.	83
2		TJX Cos., Inc.	101

			543

		Textiles, Apparel & Luxury Goods — 1.1%
–	(h)	Coach, Inc.	17
–	(h)	Lululemon Athletica, Inc., (Canada) (a)	20
–	(h)	NIKE, Inc., Class B	23
1		V.F. Corp.	99

			159

		Total Consumer Discretionary	2,615

Consumer Staples — 12.5%
		Beverages — 4.2%
5		Coca-Cola Co. (The)	213
5		Coca-Cola Enterprises, Inc.	174
1		Dr. Pepper Snapple Group, Inc.	35
2		PepsiCo, Inc.	167

			589

		Food & Staples Retailing — 0.8%
1		CVS Caremark Corp.	58
1		Kroger Co. (The)	37
–	(h)	Wal-Mart Stores, Inc.	12

			107

		Food Products — 3.2%
4		Archer-Daniels-Midland Co.	131
–	(h)	Campbell Soup Co.	10
3		General Mills, Inc.	127
1		Kellogg Co.	33
5		Mondelez International, Inc., Class A	148

			449

		Household Products — 2.0%
–	(h)	Energizer Holdings, Inc.	25
1		Kimberly-Clark Corp.	81
2		Procter & Gamble Co. (The)	184

			290

		Tobacco — 2.3%
4		Philip Morris International, Inc.	333

		Total Consumer Staples	1,768

Energy — 12.1%
		Energy Equipment & Services — 2.3%
1		Ensco plc, (United Kingdom), Class A	52
1		National Oilwell Varco, Inc.	75
3		Schlumberger Ltd.	196

			323

		Oil, Gas & Consumable Fuels — 9.8%
1		Anadarko Petroleum Corp.	77
–	(h)	Apache Corp.	16
2		Cheniere Energy, Inc. (a)	47

JPMorgan U.S. Research Equity Plus Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2013 (Unaudited) (continued)

(Amounts in thousands)

SHARES		SECURITY DESCRIPTION	VALUE ($)
Long Positions — Continued
		Oil, Gas & Consumable Fuels — Continued
3		Chevron Corp.	342
2		ConocoPhillips	134
1		EOG Resources, Inc.	83
3		Exxon Mobil Corp.	246
–	(h)	Marathon Oil Corp.	7
2		Occidental Petroleum Corp.	186
2		Phillips 66	153
2		Williams Cos., Inc. (The)	91

			1,382

		Total Energy	1,705

		Financials — 24.0%
		Capital Markets — 2.7%
1		Goldman Sachs Group, Inc. (The)	100
2		Invesco Ltd.	72
5		Morgan Stanley	100
1		State Street Corp.	87
1		TD Ameritrade Holding Corp.	26

			385

		Commercial Banks — 3.8%
2		BB&T Corp.	62
1		CIT Group, Inc. (a)	22
1		Comerica, Inc.	53
6		Regions Financial Corp.	46
1		SunTrust Banks, Inc.	40
–	(h)	SVB Financial Group (a)	13
8		Wells Fargo & Co.	305

			541

		Consumer Finance — 0.9%
1		American Express Co.	45
1		Capital One Financial Corp.	74

			119

		Diversified Financial Services — 3.6%
20		Bank of America Corp.	243
4		Citigroup, Inc.	191
1		CME Group, Inc.	39
–	(h)	IntercontinentalExchange, Inc. (a)	39

			512

		Insurance — 6.6%
3		ACE Ltd., (Switzerland)	247
1		Aflac, Inc.	49
1		American International Group, Inc. (a)	51
–	(h)	Aon plc, (United Kingdom)	23
3		Axis Capital Holdings Ltd., (Bermuda)	109
1		Berkshire Hathaway, Inc., Class B (a)	129
1		Everest Re Group Ltd., (Bermuda)	100
2		Hartford Financial Services Group, Inc.	48
4		MetLife, Inc.	151
–	(h)	Prudential Financial, Inc.	24

			931

		Real Estate Investment Trusts (REITs) — 6.4%
–	(h)	Alexandria Real Estate Equities, Inc.	29
2		American Campus Communities, Inc.	83
1		Apartment Investment & Management Co., Class A	42
1		AvalonBay Communities, Inc.	67
1		Boston Properties, Inc.	61
2		CBL & Associates Properties, Inc.	38
4		CubeSmart	59
1		Digital Realty Trust, Inc.	48
1		Duke Realty Corp.	22
–	(h)	Equity Residential	17
1		HCP, Inc.	58
1		Highwoods Properties, Inc.	26
1		Kimco Realty Corp.	13
2		LaSalle Hotel Properties	52
1		Liberty Property Trust	47
1		National Retail Properties, Inc.	22
1		Post Properties, Inc.	57
1		Simon Property Group, Inc.	169

			910

		Total Financials	3,398

		Health Care — 16.3%
		Biotechnology — 4.2%
1		Alexion Pharmaceuticals, Inc. (a)	64
1		Biogen Idec, Inc. (a)	245
2		Celgene Corp. (a)	197
1		Onyx Pharmaceuticals, Inc. (a)	44
1		Vertex Pharmaceuticals, Inc. (a)	45

			595

		Health Care Equipment & Supplies — 3.4%
1		Abbott Laboratories	49
12		Boston Scientific Corp. (a)	92
2		CareFusion Corp. (a)	64
3		Covidien plc, (Ireland)	184
–	(h)	Intuitive Surgical, Inc. (a)	83

			472

JPMorgan U.S. Research Equity Plus Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2013 (Unaudited) (continued)

(Amounts in thousands)

SHARES		SECURITY DESCRIPTION	VALUE ($)
Long Positions — Continued
		Health Care Providers & Services — 2.4%
–	(h)	AmerisourceBergen Corp.	8
1		DaVita HealthCare Partners, Inc. (a)	123
1		Humana, Inc.	69
2		UnitedHealth Group, Inc.	137

			337

		Health Care Technology — 0.4%
–	(h)	athenahealth, Inc. (a)	19
–	(h)	Cerner Corp. (a)	32

			51

		Life Sciences Tools & Services — 0.4%
–	(h)	Mettler-Toledo International, Inc. (a)	62

		Pharmaceuticals — 5.5%
–	(h)	AbbVie, Inc.	14
1		Allergan, Inc.	83
1		Bristol-Myers Squibb Co.	61
4		Johnson & Johnson	337
3		Merck & Co., Inc.	129
5		Pfizer, Inc.	158

			782

		Total Health Care	2,299

Industrials — 14.5%
		Aerospace & Defense — 3.7%
2		Honeywell International, Inc.	140
–	(h)	Huntington Ingalls Industries, Inc.	–	(h)
–	(h)	Rockwell Collins, Inc.	3
4		United Technologies Corp.	390

			533

		Air Freight & Logistics — 0.4%
–	(h)	FedEx Corp.	14
–	(h)	United Parcel Service, Inc., Class B	39

			53

		Building Products — 0.4%
3		Masco Corp.	56

		Commercial Services & Supplies — 0.7%
3		Tyco International Ltd., (Switzerland)	98

		Construction & Engineering — 1.2%
3		Fluor Corp.	172

		Electrical Equipment — 1.6%
4		Emerson Electric Co.	229

		Industrial Conglomerates — 0.9%
1		3M Co.	81
2		General Electric Co.	46

			127

		Machinery — 2.5%
1		Deere & Co.	57
4		PACCAR, Inc.	196
1		Pentair Ltd., (Switzerland)	47
1		SPX Corp.	50

			350

		Professional Services — 0.0% (g)
–	(h)	Equifax, Inc.	7

		Road & Rail — 2.7%
6		CSX Corp.	159
1		Norfolk Southern Corp.	56
1		Union Pacific Corp.	162

			377

		Trading Companies & Distributors — 0.4%
–	(h)	W.W. Grainger, Inc.	54

		Total Industrials	2,056

Information Technology — 23.6%
		Communications Equipment — 2.9%
11		Cisco Systems, Inc.	226
1		Juniper Networks, Inc. (a)	26
3		QUALCOMM, Inc.	167

			419

		Computers & Peripherals — 3.8%
1		Apple, Inc.	460
1		EMC Corp. (a)	20
2		Hewlett-Packard Co.	47
–	(h)	NetApp, Inc. (a)	15

			542

		Electronic Equipment, Instruments & Components — 0.3%
1		Corning, Inc.	20
–	(h)	TE Connectivity Ltd., (Switzerland)	18

			38

		Internet Software & Services — 4.3%
2		eBay, Inc. (a)	114
–	(h)	Equinix, Inc. (a)	13
1		Google, Inc., Class A (a)	449
–	(h)	LinkedIn Corp., Class A (a)	28

			604

		IT Services — 2.5%
–	(h)	Accenture plc, (Ireland), Class A	31

JPMorgan U.S. Research Equity Plus Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2013 (Unaudited) (continued)

(Amounts in thousands)

SHARES		SECURITY DESCRIPTION	VALUE ($)
Long Positions — Continued
		IT Services — Continued
1		Cognizant Technology Solutions Corp., Class A (a)	61
1		Genpact Ltd.	15
–	(h)	International Business Machines Corp.	81
–	(h)	Jack Henry & Associates, Inc.	15
–	(h)	MasterCard, Inc., Class A	18
1		Visa, Inc., Class A	134

			355

		Semiconductors & Semiconductor Equipment — 5.6%
3		Applied Materials, Inc.	43
–	(h)	ASML Holding N.V., (Netherlands), Reg. S	26
1		Avago Technologies Ltd., (Singapore)	53
5		Broadcom Corp., Class A	170
2		Freescale Semiconductor Ltd. (a)	35
1		KLA-Tencor Corp.	64
4		Lam Research Corp. (a)	186
7		LSI Corp. (a)	48
1		Micron Technology, Inc. (a)	8
2		Texas Instruments, Inc.	88
2		Xilinx, Inc.	73

			794

		Software — 4.2%
1		Adobe Systems, Inc. (a)	50
1		Citrix Systems, Inc. (a)	69
9		Microsoft Corp.	252
5		Oracle Corp.	167
1		Splunk, Inc. (a)	26
–	(h)	VMware, Inc., Class A (a)	28

			592

		Total Information Technology	3,344

Materials — 5.9%
		Chemicals — 3.8%
3		Air Products & Chemicals, Inc.	275
2		Axiall Corp.	100
3		Dow Chemical Co. (The)	92
1		E.I. du Pont de Nemours & Co.	57
–	(h)	Monsanto Co.	22

			546

		Containers & Packaging — 0.5%
1		Crown Holdings, Inc. (a)	48
–	(h)	Rock Tenn Co., Class A	19

			67

		Metals & Mining — 1.6%
13		Alcoa, Inc.	113
3		Alumina Ltd., (Australia), ADR (a)	13
2		Freeport-McMoRan Copper & Gold, Inc.	52
–	(h)	Newmont Mining Corp.	6
1		Walter Energy, Inc.	37

			221

		Total Materials	834

Telecommunication Services — 2.0%
		Diversified Telecommunication Services — 1.8%
2		AT&T, Inc.	62
4		Verizon Communications, Inc.	196

			258

		Wireless Telecommunication Services — 0.2%
4		Sprint Nextel Corp. (a)	24

		Total Telecommunication Services	282

Utilities — 5.1%
		Electric Utilities — 3.3%
2		Edison International	123
3		Exelon Corp.	99
2		NextEra Energy, Inc.	121
7		NV Energy, Inc.	130

			473

		Gas Utilities — 0.1%
–	(h)	AGL Resources, Inc.	12

		Independent Power Producers & Energy Traders — 0.0% (g)
–	(h)	NRG Energy, Inc.	4

		Multi-Utilities — 1.7%
3		NiSource, Inc.	92
2		Sempra Energy	145

			237

		Total Utilities	726

		Total Common Stocks (Cost $15,523)	19,027

JPMorgan U.S. Research Equity Plus Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2013 (Unaudited) (continued)

(Amounts in thousands)

SHARES		SECURITY DESCRIPTION	VALUE ($)
Short-Term Investments — 2.0%
		Investment Company — 1.8%
255		JPMorgan Prime Money Market Fund, Institutional Class Shares, 0.050% (b) (l) (m) (Cost $255)	255

PRINCIPAL
AMOUNT($)
		U.S. Treasury Obligation — 0.2%
25		U.S. Treasury Bill, 0.173%, 05/30/13 (k) (n) (Cost $25)	25

		Total Short-Term Investments (Cost $280)	280

		Total Investments — 136.5% (Cost $15,803)	19,307
		Liabilities in Excess of Other Assets — (36.5)%	(5,160)

		NET ASSETS — 100.0%	$14,147

SHARES
Short Positions — 36.4%
Common Stocks — 36.4%
		Consumer Discretionary — 5.8%
		Auto Components — 0.5%
–	(h)	Autoliv, Inc., (Sweden)	22
2		Gentex Corp.	45

			67

		Automobiles — 0.2%
2		Ford Motor Co.	21

		Hotels, Restaurants & Leisure — 0.4%
1		Choice Hotels International, Inc.	56

		Household Durables — 0.2%
1		Toll Brothers, Inc. (a)	34

		Internet & Catalog Retail — 0.6%
–	(h)	Netflix, Inc. (a)	91

		Media — 3.7%
–	(h)	Discovery Communications, Inc., Class A (a)	39
2		Gannett Co., Inc.	46
2		Interpublic Group of Cos., Inc. (The)	29
4		News Corp., Class B	127
2		Omnicom Group, Inc.	123
1		Scripps Networks Interactive, Inc., Class A	53
–		(h) Washington Post Co. (The), Class B	103

			520

		Specialty Retail — 0.2%
–	(h)	Bed Bath & Beyond, Inc. (a)	5
–	(h)	CarMax, Inc. (a)	19
–	(h)	O’Reilly Automotive, Inc. (a)	6

			30

		Total Consumer Discretionary	819

Consumer Staples — 2.7%
		Beverages — 0.3%
1		Brown-Forman Corp., Class B	49

		Food & Staples Retailing — 0.1%
1		Safeway, Inc.	19

		Food Products — 1.3%
2		Hershey Co. (The)	151
–	(h)	Mead Johnson Nutrition Co.	32

			183

		Household Products — 0.4%
1		Church & Dwight Co., Inc.	52

		Personal Products — 0.3%
1		Estee Lauder Cos., Inc. (The), Class A	40

		Tobacco — 0.3%
1		Altria Group, Inc.	44

		Total Consumer Staples	387

		Energy — 1.5%
		Energy Equipment & Services — 0.4%
–	(h)	Diamond Offshore Drilling, Inc.	25
1		Nabors Industries Ltd., (Bermuda)	13
1		Tenaris S.A., (Luxembourg), ADR	23

			61

		Oil, Gas & Consumable Fuels — 1.1%
1		CONSOL Energy, Inc.	37
–	(h)	Devon Energy Corp.	14
–	(h)	Southwestern Energy Co. (a)	15
–	(h)	Spectra Energy Corp.	12
1		Tesoro Corp.	30
1		TransCanada Corp., (Canada)	27
1		WPX Energy, Inc. (a)	20

			155

		Total Energy	216

JPMorgan U.S. Research Equity Plus Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2013 (Unaudited) (continued)

(Amounts in thousands)

SHARES		SECURITY DESCRIPTION	VALUE ($)
Short Positions — Continued
		Financials — 9.1%
		Capital Markets — 0.3%
–	(h)	BlackRock, Inc.	10
–	(h)	Federated Investors, Inc., Class B	4
–	(h)	Franklin Resources, Inc.	23
–	(h)	Northern Trust Corp.	12

			49

		Commercial Banks — 1.5%
3		BancorpSouth, Inc.	44
–	(h)	Bank of Hawaii Corp.	24
–	(h)	Cullen/Frost Bankers, Inc.	25
2		Fifth Third Bancorp	29
1		UMB Financial Corp.	31
6		Valley National Bancorp	59

			212

		Insurance — 2.7%
1		Allstate Corp. (The)	42
–	(h)	Arch Capital Group Ltd., (Bermuda) (a)	25
1		Chubb Corp. (The)	52
–	(h)	Lincoln National Corp.	15
3		Progressive Corp. (The)	67
1		Torchmark Corp.	58
–	(h)	Travelers Cos., Inc. (The)	32
1		W.R. Berkley Corp.	55
1		XL Group plc, (Ireland)	30

			376

		Real Estate Investment Trusts (REITs) — 4.3%
–	(h)	Coresite Realty Corp.	16
1		Corporate Office Properties Trust	31
6		DCT Industrial Trust, Inc.	43
1		DDR Corp.	14
1		EastGroup Properties, Inc.	30
1		Health Care REIT, Inc.	60
1		Hudson Pacific Properties, Inc.	24
1		Mack-Cali Realty Corp.	35
1		Mid-America Apartment Communities, Inc.	64
1		Realty Income Corp.	29
2		Senior Housing Properties Trust	64
1		Tanger Factory Outlet Centers	48
1		Vornado Realty Trust	42
3		Weingarten Realty Investors	104

			604

		Real Estate Management & Development — 0.3%
3		Brookfield Office Properties, Inc.	46

		Total Financials	1,287

		Health Care — 3.2%
		Biotechnology — 0.2%
–	(h)	Medivation, Inc. (a)	16
–	(h)	United Therapeutics Corp. (a)	16

			32

		Health Care Equipment & Supplies — 1.6%
–	(h)	Becton Dickinson and Co.	16
–	(h)	C.R. Bard, Inc.	38
–	(h)	Edwards Lifesciences Corp. (a)	22
–	(h)	Medtronic, Inc.	21
1		Varian Medical Systems, Inc. (a)	39
1		Zimmer Holdings, Inc.	87

			223

		Health Care Providers & Services — 0.4%
1		Tenet Healthcare Corp. (a)	42
–	(h)	WellPoint, Inc.	21

			63

		Health Care Technology — 0.2%
1		Quality Systems, Inc.	21

		Pharmaceuticals — 0.8%
1		Eli Lilly & Co.	60
1		Forest Laboratories, Inc. (a)	27
1		Hospira, Inc. (a)	30

			117

		Total Health Care	456

		Industrials — 4.0%
		Aerospace & Defense — 1.3%
–	(h)	Boeing Co. (The)	22
1		Lockheed Martin Corp.	84
–	(h)	Raytheon Co.	28
1		Textron, Inc.	41

			175

		Electrical Equipment — 0.5%
1		Rockwell Automation, Inc.	66

		Industrial Conglomerates — 0.2%
–	(h)	Danaher Corp.	28

		Machinery — 0.9%
–	(h)	Cummins, Inc.	18
1		Dover Corp.	67

JPMorgan U.S. Research Equity Plus Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2013 (Unaudited) (continued)

(Amounts in thousands)

SHARES		SECURITY DESCRIPTION	VALUE ($)
Short Positions — Continued
		Machinery — Continued
1		Illinois Tool Works, Inc.	46

			131

		Road & Rail — 0.8%
4		Heartland Express, Inc.	49
2		Knight Transportation, Inc.	30
2		Werner Enterprises, Inc.	39

			118

		Trading Companies & Distributors — 0.3%
1		Fastenal Co.	42

		Total Industrials	560

		Information Technology — 5.2%
		Computers & Peripherals — 0.3%
–	(h)	Seagate Technology plc, (Ireland)	16
–	(h)	Western Digital Corp.	18

			34

		Internet Software & Services — 0.3%
1		AOL, Inc. (a)	41

		IT Services — 0.2%
–	(h)	Fiserv, Inc. (a)	8
–	(h)	Paychex, Inc.	14
1		SAIC, Inc.	12

			34

		Semiconductors & Semiconductor Equipment — 3.7%
1		Analog Devices, Inc.	29
2		Atmel Corp. (a)	14
1		Cypress Semiconductor Corp. (a)	16
1		Intel Corp.	23
1		Linear Technology Corp.	35
4		Marvell Technology Group Ltd., (Bermuda)	39
3		Maxim Integrated Products, Inc.	85
2		Microchip Technology, Inc.	83
2		NVIDIA Corp.	25
8		Taiwan Semiconductor Manufacturing Co., Ltd., (Taiwan), ADR	135
3		Teradyne, Inc. (a)	41

			525

		Software — 0.7%
5		Electronic Arts, Inc. (a)	93

		Total Information Technology	727

		Materials — 3.1%
		Chemicals — 1.8%
1		Cabot Corp.	21
–	(h)	Celanese Corp., Series A,	12
1		OM Group, Inc. (a)	32
1		Praxair, Inc.	112
1		Sigma-Aldrich Corp.	42
1		Valspar Corp.	35

			254

		Construction Materials — 0.1%
–	(h)	Vulcan Materials Co.	15

		Containers & Packaging — 0.1%
–	(h)	MeadWestvaco Corp.	13

		Metals & Mining — 1.1%
4		Cliffs Natural Resources, Inc.	73
2		Nucor Corp.	87

			160

		Total Materials	442

		Utilities — 1.8%
		Electric Utilities — 0.7%
–	(h)	Entergy Corp.	27
1		FirstEnergy Corp.	21
1		PPL Corp.	28
–	(h)	Southern Co. (The)	18

			94

		Gas Utilities — 0.2%
–	(h)	National Fuel Gas Co.	29

		Multi-Utilities — 0.9%
1		Consolidated Edison, Inc.	32
–	(h)	Dominion Resources, Inc.	14
2		Public Service Enterprise Group, Inc.	62
–	(h)	Wisconsin Energy Corp.	19

			127

		Total Utilities	250

		Total Short Positions (Proceeds $4,429)	$5,144

Percentages indicated are based on net assets.

JPMorgan U.S. Research Equity Plus Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2013 (Unaudited) (continued)

(Amounts in thousands, except number of contracts)

Futures Contracts

NUMBER OF CONTRACTS	DESCRIPTION	EXPIRATION DATE	NOTIONAL VALUE AT 03/31/13	NET UNREALIZED APPRECIATION (DEPRECIATION)
	Long Futures Outstanding
4	E-mini S&P 500	06/21/13	$313	$5

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS:

ADR	—	American Depositary Receipt

Reg. S	—	Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration.
(a)	—	Non-income producing security.
(b)	—	Investment in affiliate. Money market fund registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(g)	—	Amount rounds to less than 0.1%.
(h)	—	Amount rounds to less than one thousand (shares or dollars).
(j)	—	All or a portion of these securities are segregated for short sales.
(k)	—	All or a portion of this security is deposited with the broker as collateral for futures or with brokers as initial margin for futures contracts.
(l)	—	The rate shown is the current yield as of March 31, 2013.
(m)	—	All or a portion of this security is reserved and/or pledged with the custodian for current or potential holdings of futures, swaps, options, TBAs, when-issued securities, delayed delivery securities, reverse repurchase agreements, unfunded commitments, and/or forward foreign currency exchange contracts.
(n)	—	The rate shown is the effective yield at the date of purchase.

As of March 31, 2013, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$3,706
Aggregate gross unrealized depreciation	(202)

Net unrealized appreciation/depreciation	$3,504

Federal income tax cost of investments	$15,803

JPMorgan U.S. Research Equity Plus Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2013 (Unaudited) (continued)

(Amounts in thousands)

The various inputs that are used in determining the fair value of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical securities

•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in aggregate that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table represents each valuation input as presented on the Schedule of Portfolio Investments (“SOI”) (amounts in thousands):

		Level 2	Level 3
	Level 1	Other significant observable	Significant unobservable
	Quoted prices	inputs	inputs	Total
Total Investments in Securities (a)	$19,282	$25	$—	$19,307
Total Liabilities (b)	$(5,144)	$	$—	$(5,144)
Appreciation in Other Financial Instruments
Futures Contracts	$5	$—	$—	$5

(a)	Portfolio holdings designated as Level 1 and Level 2 are disclosed individually in the SOI. Level 2 consists of a U.S. Treasury Bill that is held for futures collateral. Please refer to the SOI for industry specifics of portfolio holdings.
(b)	All portfolio holdings designated as Level 1 are disclosed individually in the SOI. Please refer to the SOI for industry specifics of portfolio holdings.

There were no transfers between Levels 1 and 2 during the period ended March 31, 2013.

JPMorgan U.S. Small Company Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2013 (Unaudited)

(Amounts in thousands)

SHARES		SECURITY DESCRIPTION	VALUE ($)
Common Stocks — 95.4%
Consumer Discretionary — 12.2%
		Auto Components — 0.4%
12		Cooper Tire & Rubber Co.	308
10		Dana Holding Corp.	175
14		Spartan Motors, Inc.	76

			559

		Diversified Consumer Services — 0.9%
4		Bright Horizons Family Solutions, Inc. (a)	142
15		Coinstar, Inc. (a)	871
5		Mac-Gray Corp.	60
12		Regis Corp.	209

			1,282

		Hotels, Restaurants & Leisure — 2.7%
16		Ameristar Casinos, Inc.	432
3		Biglari Holdings, Inc. (a)	1,045
6		CEC Entertainment, Inc.	203
–	(h)	DineEquity, Inc.	7
12		Interval Leisure Group, Inc.	250
11		Red Robin Gourmet Burgers, Inc. (a)	511
57		Sonic Corp. (a)	728
44		Town Sports International Holdings, Inc.	420

			3,596

		Household Durables — 1.9%
37		American Greetings Corp., Class A	599
16		Blyth, Inc.	269
10		CSS Industries, Inc.	249
31		Leggett & Platt, Inc.	1,040
15		Lifetime Brands, Inc.	172
2		NACCO Industries, Inc., Class A	91
5		TRI Pointe Homes, Inc. (a)	99

			2,519

		Internet & Catalog Retail — 1.0%
13		Overstock.com, Inc. (a)	158
86		PetMed Express, Inc.	1,157

			1,315

		Leisure Equipment & Products — 0.5%
2		Arctic Cat, Inc. (a)	80
18		Brunswick Corp.	613

			693

		Media — 1.1%
13		Entercom Communications Corp., Class A (a)	94
16		Journal Communications, Inc., Class A (a)	109
32		Nexstar Broadcasting Group, Inc., Class A	567
25		Scholastic Corp.	661
5		Sinclair Broadcast Group, Inc., Class A	99

			1,530

		Multiline Retail — 1.1%
15		Bon-Ton Stores, Inc. (The)	188
15		Dillard’s, Inc., Class A	1,147
17		Saks, Inc. (a)	189

			1,524

		Specialty Retail — 2.0%
13		ANN, Inc. (a)	372
22		Brown Shoe Co., Inc.	357
36		Conn’s, Inc. (a)	1,300
83		Office Depot, Inc. (a)	327
2		Rent-A-Center, Inc.	85
–	(h)	Restoration Hardware Holdings, Inc. (a)	14
35		Stein Mart, Inc.	296

			2,751

		Textiles, Apparel & Luxury Goods — 0.6%
14		Iconix Brand Group, Inc. (a)	365
35		Jones Group, Inc. (The)	448
3		Unifi, Inc. (a)	55

			868

		Total Consumer Discretionary	16,637

Consumer Staples — 4.1%
		Food & Staples Retailing — 1.4%
2		Arden Group, Inc., Class A	192
737		Rite Aid Corp. (a)	1,400
62		SUPERVALU, Inc.	315

			1,907

		Food Products — 0.9%
11		B&G Foods, Inc.	338
16		Boulder Brands, Inc. (a)	143
20		Pinnacle Foods, Inc. (a)	451
5		Sanderson Farms, Inc.	257
2		Seneca Foods Corp., Class A (a)	70

			1,259

		Personal Products — 0.7%
1		Herbalife Ltd., (Cayman Islands)	49
20		Prestige Brands Holdings, Inc. (a)	524
7		USANA Health Sciences, Inc. (a)	348

			921

		Tobacco — 1.1%
26		Universal Corp.	1,479

		Total Consumer Staples	5,566

JPMorgan U.S. Small Company Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2013 (Unaudited) (continued)

(Amounts in thousands)

SHARES		SECURITY DESCRIPTION	VALUE ($)
Common Stocks — Continued
Energy — 4.5%
		Energy Equipment & Services — 1.4%
100		Cal Dive International, Inc. (a)	179
5		Dawson Geophysical Co. (a)	141
6		Dresser-Rand Group, Inc. (a)	395
47		Helix Energy Solutions Group, Inc. (a)	1,075
11		ION Geophysical Corp. (a)	73
2		Parker Drilling Co. (a)	9

			1,872

		Oil, Gas & Consumable Fuels — 3.1%
2		Clayton Williams Energy, Inc. (a)	74
–	(h)	Cloud Peak Energy, Inc. (a)	7
2		Contango Oil & Gas Co.	88
28		Delek U.S. Holdings, Inc.	1,121
45		EPL Oil & Gas, Inc. (a)	1,201
–	(h)	Isramco, Inc. (a)	32
26		PetroQuest Energy, Inc. (a)	116
15		Stone Energy Corp. (a)	315
8		Swift Energy Co. (a)	117
50		Vaalco Energy, Inc. (a)	380
48		W&T Offshore, Inc.	684
4		Western Refining, Inc.	124
1		Westmoreland Coal Co. (a)	14

			4,273

		Total Energy	6,145

Financials — 21.5%
		Capital Markets — 1.3%
6		Affiliated Managers Group, Inc. (a)	983
2		Artisan Partners Asset Management, Inc. (a)	75
8		Federated Investors, Inc., Class B	187
48		Investment Technology Group, Inc. (a)	531
2		Janus Capital Group, Inc.	15

			1,791

		Commercial Banks — 6.2%
7		1st Source Corp.	156
15		BancFirst Corp.	605
31		BancorpSouth, Inc.	509
7		Banner Corp.	210
11		BBCN Bancorp, Inc.	142
12		Cathay General Bancorp	239
5		Chemical Financial Corp.	119
2		Citizens & Northern Corp.	33
15		City Holding Co.	577
10		CoBiz Financial, Inc.	79
2		ConnectOne Bancorp, Inc. (a)	59
54		CVB Financial Corp.	612
87		First Commonwealth Financial Corp.	651
7		First Financial Bancorp	111
6		First Interstate Bancsystem, Inc.	113
4		First Merchants Corp.	54
21		FNB Corp.	251
7		Heartland Financial USA, Inc.	167
8		MainSource Financial Group, Inc.	111
5		MetroCorp Bancshares, Inc. (a)	55
4		National Bank Holdings Corp., Class A	75
4		OmniAmerican Bancorp, Inc. (a)	106
35		Oriental Financial Group, Inc.	544
9		PacWest Bancorp	265
7		Sierra Bancorp	97
9		Simmons First National Corp., Class A	215
33		Southwest Bancorp, Inc. (a)	415
4		StellarOne Corp.	57
18		Suffolk Bancorp (a)	262
20		Susquehanna Bancshares, Inc.	242
3		SVB Financial Group (a)	241
32		TCF Financial Corp.	471
4		UMB Financial Corp.	206
9		West Bancorp, Inc.	103
4		Westamerica Bancorp	172
21		Wilshire Bancorp, Inc. (a)	142

			8,466

		Consumer Finance — 1.9%
32		DFC Global Corp. (a)	536
14		Nelnet, Inc., Class A	477
3		Portfolio Recovery Associates, Inc. (a)	431
13		World Acceptance Corp. (a)	1,116

			2,560

		Diversified Financial Services — 0.6%
16		Marlin Business Services Corp.	359
23		PHH Corp. (a)	503

			862

		Insurance — 2.4%
40		American Equity Investment Life Holding Co.	594
3		Aspen Insurance Holdings Ltd., (Bermuda)	131
56		CNO Financial Group, Inc.	645
3		EMC Insurance Group, Inc.	71
11		Meadowbrook Insurance Group, Inc.	75

JPMorgan U.S. Small Company Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2013 (Unaudited) (continued)

(Amounts in thousands)

SHARES		SECURITY DESCRIPTION	VALUE ($)
Common Stocks — Continued
		Insurance — Continued
6		Navigators Group, Inc. (The) (a)	347
13		Platinum Underwriters Holdings Ltd., (Bermuda)	731
12		ProAssurance Corp.	549
4		Stewart Information Services Corp.	110

			3,253

		Real Estate Investment Trusts (REITs) — 8.1%
56		Anworth Mortgage Asset Corp.	356
6		Ashford Hospitality Trust, Inc.	73
2		Associated Estates Realty Corp.	43
7		BioMed Realty Trust, Inc.	143
64		Capstead Mortgage Corp.	823
15		CBL & Associates Properties, Inc.	345
44		Coresite Realty Corp.	1,536
20		CYS Investments, Inc.	231
31		DCT Industrial Trust, Inc.	229
16		DiamondRock Hospitality Co.	151
6		EastGroup Properties, Inc.	372
2		Equity Lifestyle Properties, Inc.	184
5		First Industrial Realty Trust, Inc.	87
8		Home Properties, Inc.	476
15		Hospitality Properties Trust	398
12		Lexington Realty Trust	137
24		LTC Properties, Inc.	986
5		MFA Financial, Inc.	44
6		Mission West Properties, Inc. (i)	–
5		National Retail Properties, Inc.	184
16		Pennsylvania Real Estate Investment Trust	303
8		Post Properties, Inc.	358
23		Potlatch Corp.	1,041
2		PS Business Parks, Inc.	142
36		RAIT Financial Trust	287
28		Ramco-Gershenson Properties Trust	467
35		Redwood Trust, Inc.	811
6		Saul Centers, Inc.	262
19		Strategic Hotels & Resorts, Inc. (a)	157
4		Taubman Centers, Inc.	326

			10,952

		Thrifts & Mortgage Finance — 1.0%
4		Astoria Financial Corp.	38
2		BankFinancial Corp.	19
10		Beneficial Mutual Bancorp, Inc. (a)	98
2		Capitol Federal Financial, Inc.	28
10		OceanFirst Financial Corp.	141
26		Ocwen Financial Corp. (a)	990

			1,314

		Total Financials	29,198

Health Care — 10.6%
		Biotechnology — 2.6%
59		Achillion Pharmaceuticals, Inc. (a) (m)	514
115		Amicus Therapeutics, Inc. (a)	366
39		Ariad Pharmaceuticals, Inc. (a)	696
22		ArQule, Inc. (a)	57
15		AVEO Pharmaceuticals, Inc. (a)	111
66		Dynavax Technologies Corp. (a)	147
39		Merrimack Pharmaceuticals, Inc. (a)	236
18		OncoGenex Pharmaceutical, Inc. (a)	205
3		Onyx Pharmaceuticals, Inc. (a)	231
33		Orexigen Therapeutics, Inc. (a)	205
159		Threshold Pharmaceuticals, Inc. (a)	731

			3,499

		Health Care Equipment & Supplies — 2.8%
32		Accuray, Inc. (a) (m)	146
28		CONMED Corp.	940
3		Cyberonics, Inc. (a)	159
17		Greatbatch, Inc. (a)	505
31		Invacare Corp.	398
–	(h)	NuVasive, Inc. (a)	4
22		Orthofix International N.V., (Netherlands) (a)	779
11		RTI Biologics, Inc. (a)	44
31		SurModics, Inc. (a)	856

			3,831

		Health Care Providers & Services — 1.6%
21		Amedisys, Inc. (a)	236
7		Centene Corp. (a)	304
14		Cross Country Healthcare, Inc. (a)	71
37		Gentiva Health Services, Inc. (a)	399
4		Magellan Health Services, Inc. (a)	200
18		Molina Healthcare, Inc. (a)	562
10		Providence Service Corp. (The) (a)	185
42		Skilled Healthcare Group, Inc., Class A (a)	272

			2,229

		Health Care Technology — 0.7%
47		MedAssets, Inc. (a)	909

		Life Sciences Tools & Services — 0.9%
15		Cambrex Corp. (a)	189

JPMorgan U.S. Small Company Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2013 (Unaudited) (continued)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE ($)
Common Stocks — Continued
	Life Sciences Tools & Services — Continued
1	Mettler-Toledo International, Inc. (a)	256
59	Pacific Biosciences of California, Inc. (a)	146
17	PAREXEL International Corp. (a)	656

		1,247

	Pharmaceuticals — 2.0%
13	Cornerstone Therapeutics, Inc. (a)	93
37	Nektar Therapeutics (a)	403
13	Repros Therapeutics, Inc. (a)	211
83	Sciclone Pharmaceuticals, Inc. (a)	381
50	ViroPharma, Inc. (a)	1,253
32	Vivus, Inc. (a)	356

		2,697

	Total Health Care	14,412

Industrials — 16.6%
	Aerospace & Defense — 1.7%
9	Cubic Corp.	393
64	GenCorp, Inc. (a)	847
136	Taser International, Inc. (a)	1,083

		2,323

	Air Freight & Logistics — 0.1%
4	Park-Ohio Holdings Corp. (a)	116

	Airlines — 1.9%
14	Alaska Air Group, Inc. (a)	896
131	Republic Airways Holdings, Inc. (a)	1,514
6	U.S. Airways Group, Inc. (a)	100

		2,510

	Building Products — 0.7%
44	Gibraltar Industries, Inc. (a)	797
4	Trex Co., Inc. (a)	207

		1,004

	Commercial Services & Supplies — 2.9%
131	ARC Document Solutions, Inc. (a) (m)	390
4	Consolidated Graphics, Inc. (a)	149
4	Courier Corp.	53
16	Deluxe Corp.	646
93	EnergySolutions, Inc. (a)	348
7	G&K Services, Inc., Class A	300
21	Intersections, Inc.	199
4	Knoll, Inc.	76
6	Performant Financial Corp. (a)	69
28	Quad/Graphics, Inc.	677
4	Standard Parking Corp. (a)	87
6	Steelcase, Inc., Class A	88
22	United Stationers, Inc.	839

		3,921

	Construction & Engineering — 1.3%
19	Argan, Inc.	280
32	EMCOR Group, Inc.	1,340
5	MasTec, Inc. (a)	154

		1,774

	Electrical Equipment — 0.5%
9	Acuity Brands, Inc. (m)	631

	Machinery — 4.5%
2	Ampco-Pittsburgh Corp.	32
3	Cascade Corp.	162
27	Douglas Dynamics, Inc.	372
41	FreightCar America, Inc.	897
11	Hurco Cos., Inc. (a)	286
3	Hyster-Yale Materials Handling, Inc.	194
9	Kadant, Inc. (a)	218
15	Mueller Industries, Inc.	773
15	Nordson Corp.	969
2	Proto Labs, Inc. (a)	88
17	Sauer-Danfoss, Inc.	1,011
11	Standex International Corp.	591
14	Trimas Corp. (a)	458
1	Watts Water Technologies, Inc., Class A	38

		6,089

	Professional Services — 1.2%
31	Barrett Business Services, Inc.	1,635

	Road & Rail — 1.3%
10	Arkansas Best Corp.	117
4	Celadon Group, Inc.	87
7	Con-way, Inc.	232
15	Heartland Express, Inc.	195
26	Saia, Inc. (a)	926
19	Swift Transportation Co. (a)	271

		1,828

	Trading Companies & Distributors — 0.5%
15	Aircastle Ltd.	200
11	Applied Industrial Technologies, Inc.	481

		681

	Total Industrials	22,512

Information Technology — 16.0%
	Communications Equipment — 3.8%
59	Arris Group, Inc. (a)	1,008

JPMorgan U.S. Small Company Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2013 (Unaudited) (continued)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE ($)
Common Stocks — Continued
	Communications Equipment — Continued
25	Aviat Networks, Inc. (a)	85
12	Black Box Corp.	251
55	Comtech Telecommunications Corp.	1,345
37	InterDigital, Inc.	1,789
6	Plantronics, Inc.	261
29	Ubiquiti Networks, Inc.	398

		5,137

	Computers & Peripherals — 0.1%
7	Fusion-io, Inc. (a)	108

	Electronic Equipment, Instruments & Components — 1.1%
23	Aeroflex Holding Corp. (a)	183
8	Audience, Inc. (a)	117
11	Checkpoint Systems, Inc. (a)	139
14	Coherent, Inc.	800
15	Vishay Intertechnology, Inc. (a)	199

		1,438

	Internet Software & Services — 2.3%
6	Bazaarvoice, Inc. (a)	43
60	Digital River, Inc. (a)	846
72	IntraLinks Holdings, Inc. (a)	455
3	Marin Software, Inc. (a)	43
23	Millennial Media, Inc. (a)	146
195	Monster Worldwide, Inc. (a)	986
10	Move, Inc. (a)	116
23	QuinStreet, Inc. (a)	137
14	WebMD Health Corp. (a)	348
2	Xoom Corp. (a)	48

		3,168

	IT Services — 1.8%
15	CACI International, Inc., Class A (a)	845
31	CSG Systems International, Inc. (a)	646
39	Hackett Group, Inc. (The)	179
9	Heartland Payment Systems, Inc.	310
7	Unisys Corp. (a)	155
8	Vantiv, Inc., Class A (a)	180
8	VeriFone Systems, Inc. (a)	157

		2,472

	Semiconductors & Semiconductor Equipment — 3.4%
47	Advanced Energy Industries, Inc. (a)	867
4	Brooks Automation, Inc.	45
6	DSP Group, Inc. (a)	48
9	First Solar, Inc. (a)	253
103	LSI Corp. (a)	701
48	Micrel, Inc.	506
13	Peregrine Semiconductor Corp. (a)	125
15	Photronics, Inc. (a)	97
196	PLX Technology, Inc. (a)	891
34	RF Micro Devices, Inc. (a)	179
13	Rudolph Technologies, Inc. (a)	152
45	STR Holdings, Inc. (a)	97
75	TriQuint Semiconductor, Inc. (a)	379
52	Ultra Clean Holdings (a)	335

		4,675

	Software — 3.5%
32	Aspen Technology, Inc. (a)	1,020
11	Envivio, Inc. (a)	19
7	Fair Isaac Corp.	302
25	Manhattan Associates, Inc. (a)	1,828
10	Model N, Inc. (a)	202
23	Monotype Imaging Holdings, Inc.	541
3	Silver Spring Networks, Inc. (a)	45
26	Telenav, Inc. (a)	166
10	TIBCO Software, Inc. (a)	194
24	Websense, Inc. (a)	358

		4,675

	Total Information Technology	21,673

Materials — 6.0%
	Chemicals — 2.2%
16	Axiall Corp.	1,019
39	Minerals Technologies, Inc.	1,619
15	Tredegar Corp.	427

		3,065

	Construction Materials — 0.7%
91	Headwaters, Inc. (a)	993

	Containers & Packaging — 0.4%
42	Graphic Packaging Holding Co. (a)	312
16	Myers Industries, Inc.	225

		537

	Metals & Mining — 1.1%
13	Coeur d’Alene Mines Corp. (a)	241
39	Worthington Industries, Inc.	1,196

		1,437

	Paper & Forest Products — 1.6%
8	Boise Cascade Co. (a)	265

JPMorgan U.S. Small Company Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2013 (Unaudited) (continued)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE ($)
Common Stocks — Continued
	Paper & Forest Products — Continued
7	Buckeye Technologies, Inc.	210
3	Domtar Corp., (Canada)	264
11	Neenah Paper, Inc.	344
28	PH Glatfelter Co.	645
27	Resolute Forest Products, (Canada) (a)	435

		2,163

	Total Materials	8,195

Telecommunication Services — 0.7%
	Diversified Telecommunication Services — 0.7%
37	Fairpoint Communications, Inc. (a)	274
45	magicJack VocalTec Ltd., (Israel) (a)	633

		907

	Wireless Telecommunication Services — 0.0% (g)
1	NTELOS Holdings Corp.	15

	Total Telecommunication Services	922

Utilities — 3.2%
	Electric Utilities — 1.3%
15	El Paso Electric Co.	488
12	PNM Resources, Inc.	289
21	Portland General Electric Co.	628
6	UNS Energy Corp.	313

		1,718

	Gas Utilities — 0.9%
6	AGL Resources, Inc. (m)	250
5	Laclede Group, Inc. (The)	231
4	New Jersey Resources Corp.	188
9	Piedmont Natural Gas Co., Inc.	299
7	Southwest Gas Corp.	313

		1,281

	Multi-Utilities — 1.0%
2	CH Energy Group, Inc.	150
31	NorthWestern Corp.	1,228

		1,378

	Total Utilities	4,377

	Total Common Stocks (Cost $104,744)	129,637

PRINCIPAL AMOUNT($)
U.S. Treasury Obligation — 0.1%
165	U.S. Treasury Note, 0.250%, 11/30/13 (k) (Cost $165)	165

SHARES
Short-Term Investment — 4.8%
	Investment Company — 4.8%
6,582	JPMorgan Prime Money Market Fund, Institutional Class Shares, 0.050% (b) (l) (m) (Cost $6,582)	6,582

	Total Investments — 100.3% (Cost $111,491)	136,384
	Liabilities in Excess of Other Assets — (0.3)%	(451)

	NET ASSETS — 100.0%	$135,933

Percentages indicated are based on net assets.

JPMorgan U.S. Small Company Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2013 (Unaudited) (continued)

(Amounts in thousands)

Futures Contracts

NUMBER OF CONTRACTS	DESCRIPTION	EXPIRATION DATE	NOTIONAL VALUE AT 03/31/13	NET UNREALIZED APPRECIATION (DEPRECIATION)
	Long Futures Outstanding
65	E-mini Russell 2000	06/21/13	$6,168	$100

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS:

(a)	—	Non-income producing security.
(b)	—	Investment in affiliate. Money market fund registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(g)	—	Amount rounds to less than 0.1%.
(h)	—	Amount rounds to less than one thousand (shares or dollars).
(i)	—	Security has been deemed illiquid pursuant to procedures approved by the Board of Trustees and may be difficult to sell.
(k)	—	All or a portion of this security is deposited with the broker as collateral for futures or with brokers as initial margin for futures contracts.
(l)	—	The rate shown is the current yield as of March 31, 2013.
(m)	—	All or a portion of this security is reserved and/or pledged with the custodian for current or potential holdings of futures, swaps, options, TBAs, when-issued securities, delayed delivery securities, reverse repurchase agreements, unfunded commitments and/or forward foreign currency exchange contracts.

As of March 31, 2013, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$28,457
Aggregate gross unrealized depreciation	(3,564)

Net unrealized appreciation/depreciation	$24,893

Federal income tax cost of investments	$111,491

JPMorgan U.S. Small Company Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2013 (Unaudited) (continued)

(Amounts in thousands)

A. Valuation of Investments — Equity securities listed on a North American, Central American, South American or Caribbean securities exchange shall generally be valued at the last sale price on the exchange on which the security is principally traded that is reported before the time when the net assets of the Fund are valued. The value of securities listed on The NASDAQ Stock Market LLC shall generally be the NASDAQ Official Closing Price. Fixed income securities (other than certain short-term investments maturing in less than 61 days) are valued each day based on prices received from independent or affiliated pricing services approved by the Board of Trustees or third party broker-dealers. The broker-dealers or pricing services use multiple valuation techniques to determine fair value. In instances where sufficient market activity exists, the broker-dealers or pricing services may utilize a market-based approach through which quotes from market makers are used to determine fair value. In instances where sufficient market activity may not exist or is limited, the broker-dealers or pricing services also utilize proprietary valuation models which may consider market transactions in comparable securities and the various relationships between securities in determining fair value and/or market characteristics such as benchmark yield curves, option-adjusted spreads, credit spreads, estimated default rates, coupon-rates, anticipated timing of principal repayments, underlying collateral, and other unique security features in order to estimate the relevant cash flows, which are then discounted to calculate the fair values. Generally, short-term investments of sufficient credit quality maturing in less than 61 days are valued at amortized cost, which approximates fair value.

Certain investments of the Fund may, depending upon market conditions, trade in relatively thin markets and/or in markets that experience significant volatility. As a result of these conditions, the prices used by the Fund to value securities may differ from the value that would be realized if these securities were sold, and the differences could be material. Futures and options are generally valued on the basis of available market quotations. Swaps and other derivatives are valued daily, primarily using independent or affiliated pricing services approved by the Board of Trustees. If valuations are not available from such services or values received are deemed not representative of fair value, values will be obtained from a third party broker-dealer or counterparty. Investments in other open-end investment companies are valued at each investment company’s net asset value per share (“NAV”) as of the report date.

Securities or other assets for which market quotations are not readily available or for which market quotations do not represent the fair value of the security or asset at the time of pricing (including certain illiquid securities) are fair valued in accordance with procedures established by and under the supervision and responsibility of the Board of Trustees. The Board of Trustees has established an Audit and Valuation Committee to assist with the oversight of the valuation of the Fund’s securities. JPMorgan Funds Management, Inc. (the “Administrator”, or “JPMFM”), an indirect, wholly-owned subsidiary of JPMorgan Chase & Co. (“JPMorgan”), has established a Valuation Committee (“VC”) that is comprised of senior representatives from JPMFM, J.P. Morgan Investment Management Inc. (“JPMIM” or the “Advisor”), a wholly-owned subsidiary of JPMorgan Asset Management Holdings Inc. (“JPMAM”), which is a wholly-owned subsidiary of JPMorgan, JPMAM’s Legal and Compliance, JPMAM’s Risk Management and the Fund’s Chief Compliance Officer. The VC’s responsibilities include making determinations regarding Level 3 fair value measurements (“Fair Values”) and/or providing recommendations for approval to the Board of Trustees’ Audit and Valuation Committee, in accordance with the Fund’s valuation policies.

The VC or Board of Trustees, as applicable, primarily employ a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. The VC or Board of Trustees may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. It is possible that the estimated values may differ significantly from the values that would have been used had a ready market for the investments existed, and such differences could be material. JPMFM and JPMIM are responsible for monitoring developments that may impact Fair Values and for discussing and assessing Fair Values on an ongoing, and at least a quarterly, basis with the VC and Board of Trustees, as applicable. The appropriateness of Fair Values is assessed based on results of unchanged price review and consideration of macro or security specific events, back testing and broker and vendor due diligence.

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer related events after the report date and prior to issuance of the report, are not reflected herein.

JPMorgan U.S. Small Company Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2013 (Unaudited) (continued)

(Amounts in thousands, except number of contracts)

The various inputs that are used in determining the fair value of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical securities

•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in the aggregate that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table represents each valuation input by sector as presented on the Schedule of Portfolio Investments (amounts in thousands):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs		Total
Investments in Securities
Common Stocks
Consumer Discretionary	$16,637	$—	$—		$16,637
Consumer Staples	5,566	—	—		5,566
Energy	6,145	—	—		6,145
Financials	29,198	—	—	(a)	29,198
Health Care	14,412	—	—		14,412
Industrials	22,512	—	—		22,512
Information Technology	21,673	—	—		21,673
Materials	8,195	—	—		8,195
Telecommunication Services	922	—	—		922
Utilities	4,377	—	—		4,377

Total Common Stocks	129,637	—	—	(a)	129,637

Debt Securities
U.S. Treasury Obligations	—	165	—		165
Short-Term Investment
Investment Company	6,582	—	—		6,582

Total Investments in Securities	$136,219	$165	$—	(a)	$136,384

Appreciation in Other Financial Instruments
Futures Contracts	$100	$—	$—		$100

(a)	Value is zero.

There were no transfers between Levels 1 and 2 during the period ended March 31, 2013.

JPMorgan Value Advantage Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2013 (Unaudited)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE ($)
Common Stocks — 92.2%
Consumer Discretionary — 14.4%
	Distributors — 1.0%
370	Genuine Parts Co.	28,891

	Hotels, Restaurants & Leisure — 1.5%
276	Brinker International, Inc.	10,402
466	Marriott International, Inc., Class A	19,692
133	McDonald’s Corp.	13,259

		43,353

	Household Durables — 0.4%
517	Brookfield Residential Properties, Inc., (Canada) (a)	12,591

	Internet & Catalog Retail — 0.6%
272	Expedia, Inc.	16,341

	Media — 3.6%
1,146	Belo Corp., Class A	11,263
422	CBS Corp. (Non-Voting), Class B	19,703
788	Clear Channel Outdoor Holdings, Inc., Class A	5,901
822	DISH Network Corp., Class A	31,154
935	Entercom Communications Corp., Class A (a)	6,957
316	Time Warner Cable, Inc.	30,364

		105,342

	Multiline Retail — 1.5%
922	Kohl’s Corp.	42,513

	Specialty Retail — 5.0%
124	AutoZone, Inc. (a)	49,128
472	Bed Bath & Beyond, Inc. (a)	30,432
330	Home Depot, Inc. (The)	23,055
299	PetSmart, Inc.	18,562
505	Williams-Sonoma, Inc.	26,038

		147,215

	Textiles, Apparel & Luxury Goods — 0.8%
543	Hanesbrands, Inc. (a)	24,726

	Total Consumer Discretionary	420,972

Consumer Staples — 4.4%
	Beverages — 1.6%
207	Diageo plc, (United Kingdom), ADR	26,062
464	Dr. Pepper Snapple Group, Inc.	21,775

		47,837

	Food & Staples Retailing — 1.1%
663	Walgreen Co.	31,612

	Household Products — 1.7%
654	Procter & Gamble Co. (The)	50,374

	Total Consumer Staples	129,823

Energy — 10.0%
	Oil, Gas & Consumable Fuels — 10.0%
750	Devon Energy Corp.	42,304
416	Energen Corp.	21,634
1,280	Exxon Mobil Corp.	115,314
473	Kinder Morgan, Inc.	18,300
471	NuStar GP Holdings LLC	15,292
185	PBF Energy, Inc.	6,880
206	Phillips 66	14,400
585	QEP Resources, Inc.	18,623
509	Southwestern Energy Co. (a)	18,973
572	Teekay Corp., (Bermuda)	20,581

	Total Energy	292,301

Financials — 32.7%
	Capital Markets — 4.3%
411	Ameriprise Financial, Inc.	30,300
1,851	Charles Schwab Corp. (The)	32,744
930	Invesco Ltd.	26,919
603	Legg Mason, Inc.	19,399
316	Northern Trust Corp.	17,219

		126,581

	Commercial Banks — 8.2%
142	City National Corp.	8,348
333	First Republic Bank	12,844
296	M&T Bank Corp.	30,546
323	National Bank Holdings Corp., Class A	5,915
399	PNC Financial Services Group, Inc.	26,540
737	SunTrust Banks, Inc.	21,221
1,047	U.S. Bancorp	35,531
2,501	Wells Fargo & Co.	92,505
125	Westamerica Bancorp	5,665

		239,115

	Consumer Finance — 1.4%
741	Capital One Financial Corp.	40,690

	Diversified Financial Services — 3.4%
4,621	Bank of America Corp.	56,280
957	Citigroup, Inc.	42,348

		98,628

	Insurance — 11.5%
63	Alleghany Corp. (a)	25,044

JPMorgan Value Advantage Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2013 (Unaudited) (continued)

(Amounts in thousands)

SHARES		SECURITY DESCRIPTION	VALUE ($)
Common Stocks — Continued
		Insurance — Continued
134		Allied World Assurance Co. Holdings AG, (Switzerland)	12,378
1,505		American International Group, Inc. (a)	58,428
–	(h)	Berkshire Hathaway, Inc., Class A (a)	35,944
274		Endurance Specialty Holdings Ltd., (Bermuda)	13,109
692		Hartford Financial Services Group, Inc.	17,841
1,285		Loews Corp.	56,626
1,152		Old Republic International Corp.	14,638
78		OneBeacon Insurance Group Ltd., Class A	1,060
363		Prudential Financial, Inc.	21,413
403		Travelers Cos., Inc. (The)	33,903
916		Unum Group	25,880
194		W.R. Berkley Corp.	8,608
252		Willis Group Holdings plc, (United Kingdom)	9,947

			334,819

		Real Estate Investment Trusts (REITs) — 2.4%
197		Agree Realty Corp.	5,930
1,506		Annaly Capital Management, Inc.	23,924
104		Aviv REIT, Inc. (a) (m)	2,490
798		Cousins Properties, Inc.	8,526
569		Excel Trust, Inc.	7,771
374		Rayonier, Inc.	22,341

			70,982

		Real Estate Management & Development — 0.3%
228		Brookfield Asset Management, Inc., (Canada), Class A	8,305

		Thrifts & Mortgage Finance — 1.2%
386		EverBank Financial Corp.	5,947
273		Ocwen Financial Corp. (a)	10,367
1,478		People’s United Financial, Inc.	19,862
			36,176

		Total Financials	955,296

Health Care — 8.9%
		Health Care Equipment & Supplies — 0.7%
291		Covidien plc, (Ireland)	19,707

		Health Care Providers & Services — 2.2%
318		Humana, Inc.	21,991
263		McKesson Corp.	28,350
301		National Healthcare Corp.	13,756

			64,097

		Pharmaceuticals — 6.0%
414		Bristol-Myers Squibb Co.	17,036
724		Johnson & Johnson	59,004
745		Merck & Co., Inc.	32,960
2,347		Pfizer, Inc.	67,720

			176,720

		Total Health Care	260,524

Industrials — 5.6%
		Aerospace & Defense — 1.2%
391		United Technologies Corp.	36,550

		Electrical Equipment — 0.4%
214		Emerson Electric Co.	11,945

		Industrial Conglomerates — 1.1%
454		Carlisle Cos., Inc.	30,785

		Machinery — 1.6%
444		Dover Corp.	32,359
229		Illinois Tool Works, Inc.	13,980

			46,339

		Professional Services — 1.0%
498		Equifax, Inc.	28,691

		Trading Companies & Distributors — 0.3%
288		Air Lease Corp.	8,456

		Total Industrials	162,766

Information Technology — 4.8%
		Communications Equipment — 1.8%
1,859		Cisco Systems, Inc.	38,863
217		QUALCOMM, Inc.	14,525

			53,388

		Computers & Peripherals — 0.5%
636		Hewlett-Packard Co.	15,169

		Semiconductors & Semiconductor Equipment — 1.4%
533		Analog Devices, Inc.	24,775
456		Texas Instruments, Inc.	16,175

			40,950

		Software — 1.1%
1,062		Microsoft Corp.	30,378

		Total Information Technology	139,885

Materials — 3.4%
		Chemicals — 0.8%
378		Albemarle Corp.	23,633

		Construction Materials — 0.4%
128		Martin Marietta Materials, Inc.	13,028

JPMorgan Value Advantage Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2013 (Unaudited) (continued)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE ($)
Common Stocks — Continued
	Containers & Packaging — 1.7%
543	MeadWestvaco Corp.	19,711
313	Rock Tenn Co., Class A	29,034

		48,745

	Metals & Mining — 0.5%
192	Compass Minerals International, Inc.	15,180

	Total Materials	100,586

Telecommunication Services — 1.9%
	Diversified Telecommunication Services — 1.7%
1,361	AT&T, Inc.	49,946

	Wireless Telecommunication Services — 0.2%
217	Telephone & Data Systems, Inc.	4,564

	Total Telecommunication Services	54,510

Utilities — 6.1%
	Electric Utilities — 3.4%
326	Duke Energy Corp.	23,664
355	NextEra Energy, Inc.	27,608
417	Northeast Utilities	18,101
628	Southern Co. (The)	29,452

		98,825

	Gas Utilities — 0.6%
402	Atmos Energy Corp.	17,159

	Multi-Utilities — 2.1%
1,178	CenterPoint Energy, Inc.	28,232
410	Sempra Energy	32,767

		60,999

	Total Utilities	176,983

	Total Common Stocks (Cost $2,204,785)	2,693,646

Investment Company — 0.3%
387	Cohen & Steers Infrastructure Fund, Inc. (Cost $5,336)	8,003

Short-Term Investment — 7.9%
	Investment Company — 7.9%
230,794	JPMorgan Prime Money Market Fund, Institutional Class Shares, 0.050% (b) (l) (m) (Cost $230,794)	230,794

	Total Investments — 100.4% (Cost $2,440,915)	2,932,443
	Liabilities in Excess of Other Assets — (0.4)%	(10,665)

	NET ASSETS — 100.0%	$2,921,778

Percentages indicated are based on net assets.

JPMorgan Value Advantage Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2013 (Unaudited) (continued)

(Amounts in thousands)

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS:

ADR	—	American Depositary Receipt

(a)	—	Non-income producing security.
(b)	—	Investment in affiliate. Money market fund registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(h)	—	Amount rounds to less than one thousand (shares or dollars).
(l)	—	The rate shown is the current yield as of March 31, 2013.
(m)	—	All or a portion of this security is reserved and/or pledged with the custodian for current or potential holdings of futures, swaps, options, TBAs, when-issued securities, delayed delivery securities, reverse repurchase agreements, unfunded commitments and/or forward foreign currency exchange contracts.

As of March 31, 2013, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$494,846
Aggregate gross unrealized depreciation	(3,318)

Net unrealized appreciation/depreciation	$491,528

Federal income tax cost of investments	$2,440,915

The various inputs that are used in determining the fair value of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical securities

•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in the aggregate that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table represents each valuation input as presented on the Schedule of Portfolio Investments (“SOI”) (amounts in thousands):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$2,932,443	$—	$—	$2,932,443

(a)	All portfolio holdings designated as Level 1 are disclosed individually in the SOI. Please refer to the SOI for industry specifics of portfolio holdings.

There were no transfers between Levels 1 and 2 during the period ended March 31, 2013.

ITEM 2. CONTROLS AND PROCEDURES.

(a)	The Registrant’s principal executive and principal financial officers have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant’s disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant’s management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)	There were no changes in the Registrant’s internal control over financial reporting that occurred during the Registrant’s most recent fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal controls over financial reporting.

ITEM 3. EXHIBITS.

CERTIFICATIONS PURSUANT TO RULE 30a-2(a) UNDER THE INVESTMENT COMPANY ACT OF 1940 ARE ATTACHED HERETO.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

JPMorgan Trust I

By:	/s/ Patricia A. Maleski
Patricia A. Maleski
President and Principal Executive Officer
May 29, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Patricia A. Maleski
Patricia A. Maleski
President and Principal Executive Officer
May 29, 2013

By:	/s/ Joy C. Dowd
Joy C. Dowd
Treasurer and Principal Financial Officer
May 29, 2013